   As filed with the Securities and Exchange Commission on August 29, 2005.


                                            1933 Act Registration No. 333-14725
                                            1940 Act Registration No. 811-07873
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A


                      REGISTRATION STATEMENT UNDER THE         [_]
                      SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.              [_]

                      Post-Effective Amendment No.  13         [X]

                                 and/or

                      REGISTRATION STATEMENT UNDER THE         [_]
                      INVESTMENT COMPANY ACT OF 1940

                      Amendment No.  16                        [X]


                       (Check appropriate box or boxes)

                               -----------------

                            NUVEEN MUNICIPAL TRUST
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of Principal Executive Office)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (312) 917-7700

                Jessica R. Droeger                  With a copy to:
           Vice President and Secretary             Thomas S. Harman
               333 West Wacker Drive          Morgan, Lewis & Bockius LLP
              Chicago, Illinois 60606         1111 Pennsylvania Avenue, NW
      (Name and Address of Agent for Service)     Washington, DC 20004


It is proposed that this filing will become effective (check appropriate box):

[X]                                                     [_]
   Immediately upon filing pursuant to paragraph (b)       on (date) pursuant to paragraph (a)(1)
[_]                                                     [_]
   on (date) pursuant to paragraph (b)                     75 days after filing pursuant to paragraph (a)(2)
[_]                                                     [_]
   60 days after filing pursuant to paragraph (a)(1)       on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
[_]
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS   AUGUST 29, 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund


The Securities and Exchange Commission has not
approved or disapproved these securities or
passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.                                                 [LOGO] Nuveen
                                                               Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information

Table of Contents


         Section 1  The Funds
         This section provides you with an overview of the funds, including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen High Yield Municipal Bond Fund                       2
         Nuveen All-American Municipal Bond Fund                     4
         Nuveen Insured Municipal Bond Fund                          6
         Nuveen Intermediate Duration Municipal Bond Fund            8
         Nuveen Limited Term Municipal Bond Fund                    10

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                      12
         What Securities We Invest In                               13
         How We Select Investments                                  16
         What the Risks Are                                         17
         How We Manage Risk                                         17

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                19
         How to Reduce Your Sales Charge                            21
         How to Buy Shares                                          22
         Systematic Investing                                       24
         Systematic Withdrawal                                      25
         Special Services                                           25
         How to Sell Shares                                         26

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         28
         Distribution and Service Plans                             29
         Net Asset Value                                            30
         Frequent Trading                                           31
         Fund Service Providers                                     32

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       33

                                                                August 29, 2005


Section 1  The Funds

                       Nuveen High Yield Municipal Bond Fund
                       Nuveen All-American Municipal Bond Fund
                       Nuveen Insured Municipal Bond Fund
                       Nuveen Intermediate Duration Municipal Bond Fund Nuveen Limited Term Municipal Bond Fund

                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen High Yield Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objectives

The investment objective of the fund is to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the fund's primary objective.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. Under normal circumstances, the adviser invests at least 65% of the fund's net assets in medium- to low-quality bonds (BBB/Baa or lower) as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by the fund's investment adviser. The fund may invest up to 10% of its net assets in defaulted municipal bonds. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates. The fund may also make forward commitments in which the fund agrees to buy a security in the future at a price agreed upon today.

The fund's investment adviser uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

An investment in the fund is subject to credit risk, interest rate risk and diversification risk. Credit risk is the risk that a municipal bond issuer will default or be unable to pay principal and interest. Because the fund invests in lower rated municipal bonds, commonly referred to as "high yield," "high risk" or "junk" bonds, which are considered to be speculative, the credit risk is heightened for the fund. Interest rate risk is the risk that interest rates will rise, causing municipal bond prices to fall. Interest rate risk may be increased by the fund's investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments. As a "non-diversified" fund, the fund may invest more of its assets in a single issuer than a "diversified" fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be appropriate for you if you are seeking to:
.. Earn regular monthly tax-free dividends; or .. Increase your after-tax income potential and are willing to accept a greater degree of risk.

You should not invest in this fund if you seek to:
..  Avoid fluctuations in share price;
.. Avoid the risks associated with low-quality municipal bonds; or .. Invest through an IRA or 401(k) plan.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past five years as well as average annualized fund and index returns for the one-, five-year and since inception periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past five years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A  Annual Returns

2000    2001    2002    2003    2004
----    ----    ----    ----    ----
 7.2    11.3    8.0     10.1    11.4



Section 1  The Funds

During the five-year period ended December 31, 2004, the highest and lowest quarterly returns were 4.58% and -.04%, respectively, for the quarters ended 9/30/04 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                         Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before                         Since
                Taxes                    1 Year   5 Year   Inception
                -----------------------------------------------------
                Class A (Offer)           6.71%   8.64%      6.82%
                Class B                   6.54%   8.63%      6.71%
                Class C                  10.71%   8.99%      7.06%
                Class R                  11.56%   9.80%      7.85%
                -----------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          6.69%   8.62%      6.80%
                 After Taxes on
                   Distributions and
                   Sale of Shares         6.44%   8.31%      6.67%
                -----------------------------------------------------
                Lehman Brothers
                  High Yield Municipal
                  Bond Index/2/          10.52%   7.17%      5.90%
                Lipper Peer Group/3/      6.21%   5.56%      4.40%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. The Class A year-to-date return on net asset value as of 6/30/05 was 5.59%.


 2. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index comprised of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper High Yield Municipal Debt Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .57%  .57%  .57% .57%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .14%  .14%  .14% .14%
         Total Annual Fund Operating
         Expenses--Gross+                        .91% 1.66% 1.46% .71%



              +After Expense Reimbursements
              Expense Reimbursement           -- (.01%)    --   --
              Total Annual Fund Operating
              Expenses--Net                 .91% 1.65%  1.46% .71%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  509 $  569 $  149 $ 73 $  509 $  169 $  149 $ 73
         3 Years    $  698 $  823 $  462 $227 $  698 $  523 $  462 $227
         5 Years    $  903 $1,002 $  797 $395 $  903 $  902 $  797 $395
         10 Years   $1,493 $1,766 $1,746 $883 $1,493 $1,766 $1,746 $883


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth, and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen All-American Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns

1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
17.5    4.8     10.8    5.9     -5.3    9.8     5.3     8.0      5.0     5.7



Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly returns were 6.84% and -2.30%, respectively, for the quarters ended 3/31/95 and 12/31/99. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           1.29%     5.86%     6.16%
                Class B                   0.91%     5.81%     6.03%
                Class C                   5.03%     6.19%     6.03%
                Class R                   5.88%     6.99%     6.80%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          1.29%     5.86%     6.11%
                 After Taxes on
                   Distributions and
                   Sale of Shares         2.50%     5.78%     6.05%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/ 4.48%     7.20%     7.06%
                Lipper Peer Group/3/      4.14%     6.63%     6.39%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.01%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .48%  .48%  .48% .48%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .12%  .12%  .12% .12%
         Total Annual Fund Operating
         Expenses                                .80% 1.55% 1.35% .60%




The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  498 $  558 $  137 $ 61 $  498 $  158 $  137 $ 61
         3 Years    $  665 $  790 $  428 $192 $  665 $  490 $  428 $192
         5 Years    $  846 $  945 $  739 $335 $  846 $  845 $  739 $335
         10 Years   $1,368 $1,643 $1,624 $750 $1,368 $1,643 $1,624 $750



 3. The Lipper Peer Group returns represent the average annualized total returns for the 30 largest funds in the Lipper General Municipal Debt Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Insured Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily buys insured municipal bonds.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer or the insurer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce credit risk with insured bonds; or .. Reduce taxes on investment income.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns

1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
19.0     3.2     8.3     5.7    -3.5    10.5    4.5     8.7     4.9     3.6



Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly returns were 7.71% and -2.60%, respectively, for the quarters ended 3/31/95 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           -0.75%    5.52%     5.91%
                Class B                   -1.14%    5.49%     5.73%
                Class C                    3.01%    5.87%     5.75%
                Class R                    3.79%    6.64%     6.57%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          -0.77%    5.51%     5.87%
                 After Taxes on
                   Distributions and
                   Sale of Shares          1.00%    5.43%     5.79%
                ------------------------------------------------------
                Lehman Brothers Insured
                  Municipal Bond Index/2/  4.54%    7.70%     7.31%
                Lipper Peer Group/3/       3.35%    6.64%     6.24%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A, C and R total returns reflect actual performance for all periods; Class B total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 2.82%.


 2. The Lehman Brothers Insured Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .47%  .47%  .47% .47%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .12%  .12%  .12% .12%
         Total Annual Fund Operating
         Expenses/12/                            .79% 1.54% 1.34% .59%




The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  497 $  557 $  136 $ 60 $  497 $  157 $  136 $ 60
         3 Years    $  662 $  786 $  425 $189 $  662 $  486 $  425 $189
         5 Years    $  840 $  939 $  734 $329 $  840 $  839 $  734 $329
         10 Years   $1,357 $1,632 $1,613 $738 $1,357 $1,632 $1,613 $738


 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Insured Municipal Debt Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.



 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

12. Nuveen Asset Management has a contractual obligation to waive some or all of its fees or reimburse certain expenses to prevent total operating expenses (excluding distribution and service fees) from exceeding 0.975% of the fund's average daily net assets.


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Intermediate Duration Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return. The adviser invests in a diversified portfolio of investment-grade quality bonds of various maturities with a weighted average duration of between three and ten years. The adviser intends to maintain portfolio duration within a defined range (currently between 4.5 and seven years) over time in order to be classified as an intermediate fund.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce interest rate risk through a lower duration portfolio; or .. Reduce taxes on investment income.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns

1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
15.0    4.0      8.9     6.0    -3.4    10.3    4.8     6.8     3.4     4.7



Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly returns were 5.60% and -1.84%, respectively, for the quarters ended 3/31/95 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)            1.63%    5.33%     5.61%
                Class B                   -0.07%    5.01%     5.34%
                Class C                    4.11%    5.39%     5.31%
                Class R                    4.93%    6.16%     6.17%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           1.39%    5.20%     5.51%
                 After Taxes on
                   Distributions and
                   Sale of Shares          2.65%    5.21%     5.50%
                ------------------------------------------------------
                Lehman Brothers 7-Year
                  Municipal Bond Index/2/  3.15%    6.61%     6.48%
                Lipper Peer Group/3/       4.14%    6.63%     6.39%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 3.00%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 2.31%.


 2. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .45%  .45%  .45% .45%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .11%  .11%  .11% .11%
         Total Annual Fund Operating
         Expenses/12/                            .76% 1.51% 1.31% .56%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  375 $  554 $  133 $ 57 $  375 $  154 $  133 $ 57
         3 Years    $  536 $  777 $  415 $179 $  536 $  477 $  415 $179
         5 Years    $  710 $  924 $  718 $313 $  710 $  824 $  718 $313
         10 Years   $1,214 $1.599 $1.579 $701 $1,214 $1,599 $1,579 $701



 3. The Lipper Peer Group returns represent the average annualized total returns for the 30 largest funds in the Lipper General Municipal Debt Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

12. Nuveen Asset Management has a contractual obligation to waive some or all of its fees or reimburse certain expenses to prevent total operating expenses (excluding distribution and service fees) from exceeding 0.75% of the fund's average daily net assets.


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Limited Term Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued limited-term municipal bonds that offer potentially above-average total return. The adviser invests in a diversified portfolio of investment-grade bonds with short- to intermediate-term maturities.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Lower interest rate risk.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns

1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
10.3    4.1     6.9     5.0     -0.2    6.2     5.4     6.4     4.3     2.6



Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly returns were 3.47% and -1.76%, respectively, for the quarters ended 3/31/95 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           0.03%     4.42%     4.78%
                Class C                   2.36%     4.59%     4.69%
                Class R                   2.93%     5.16%     5.20%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          0.03%     4.41%     4.78%
                 After Taxes on
                   Distributions and
                   Sale of Shares         1.12%     4.37%     4.74%
                ------------------------------------------------------
                Lehman Brothers 5-Year
                  Municipal Bond Index/2/ 2.72%     5.98%     5.84%
                Lipper Peer Group/3/      2.15%     4.82%     4.70%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

               Share Class                     A        C    R/5/
               --------------------------------------------------
               Maximum Sales Charge Imposed
               on Purchases                 2.50%/6/ None    None
               Maximum Sales Charge Imposed
               on Reinvested Dividends       None    None    None
               Exchange Fees                 None    None    None
               Deferred Sales Charge/7/      None/8/   1%/9/ None


 1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 1.06%.


 2. The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.


 Annual Fund Operating Expenses


Paid From Fund Assets


            Share Class                              A     C    R
            -------------------------------------------------------
            Management Fees                         .42%  .42% .42%
            12b-1 Distribution and Service Fees/10/ .20%  .55%   --
            Other Expenses                          .10%  .10% .10%
            Total Annual Fund Operating
            Expenses                                .72% 1.07% .52%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                               Redemption       No Redemption
               Share Class   A      C     R     A      C     R
               -------------------------------------------------
               1 Year      $  322 $  109 $ 53 $  322 $  109 $ 53
               3 Years     $  474 $  340 $167 $  474 $  340 $167
               5 Years     $  641 $  590 $291 $  641 $  590 $291
               10 Years    $1,122 $1,306 $653 $1,122 $1,306 $653



 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Short-Intermediate Municipal Debt Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS

                       Nuveen Asset Management ("NAM"), the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.


                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). Founded in 1898, Nuveen Investments, and its affiliates had approximately $124 billion in assets under management, as of June 30, 2005. Nuveen Investments is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc., a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.




                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

                       John V. Miller is the portfolio manager for the High Yield Fund. Mr. Miller, a CFA Charterholder, joined Nuveen's investment management team as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm. He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller was promoted to Vice President of Nuveen in 2002. He was previously an analyst with C.W. Henderson & Assoc., a municipal bond manager for private accounts. Currently, he manages investments for four Nuveen-sponsored investment companies.

                       J. Thomas Futrell is the portfolio manager for the All-American Fund. Mr. Futrell, a Vice President of NAM, has been portfolio manager for NAM since 1986. He is a CFA Charterholder and is director of municipal research for NAM.


                       Daniel S. Solender is the portfolio manager for the Limited Term Fund (since November 2003) and the Insured Fund (since May 2004). Mr. Solender has served as Vice President of NAM since July 2003. Prior thereto, Mr. Solender was Principal and portfolio manager for The Vanguard Group since 1999. Prior thereto, Mr. Solender was a portfolio manager for NAM. He is a CFA Charterholder and currently manages 13 Nuveen-sponsored investment companies.


Section 2  How We Manage Your Money

                       William M. Fitzgerald, a CFA Charterholder, is the portfolio manager for the Intermediate Duration Fund. Mr. Fitzgerald has been the portfolio manager for the fund since 2003. Mr. Fitzgerald is a Managing Director of NAM (since 2001), was previously a Vice President of NAM and has been a portfolio manager since 1990.


                       Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at http://www.nuveen.com/MF/resources/eReports.aspx.


                       For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of net assets:


             Nuveen High Yield Municipal Bond Fund            .57%
             Nuveen All-American Municipal Bond Fund          .48%
             Nuveen Insured Municipal Bond Fund               .47%
             Nuveen Intermediate Duration Municipal Bond Fund .45%
             Nuveen Limited Term Municipal Bond Fund          .42%





             [GRAPHIC]

             WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not

                                            Section 2  How We Manage Your Money
                       compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Credit Quality

                       The All-American, Insured, Intermediate Duration and Limited Term Funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by NAM. Each of these funds, except the Insured Fund, will invest at least 80% of its net assets in investment-grade quality municipal bonds. The Insured Fund will invest at least 80% of its net assets in insured municipal bonds.

                       High Yield Fund. Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality municipal bonds rated BBB/Baa or lower by independent rating agencies, or if unrated, judged by NAM to be of comparable quality. The High Yield Fund may invest up to 10% of its net assets in defaulted municipal bonds. "Defaulted" means that the bond's issuer has not paid principal or interest on time. Municipal bonds that are rated below investment grade (BB/Ba or lower) are commonly known as "high yield," "high risk" or "junk" bonds. They typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

                       The High Yield Fund may invest in higher quality municipal bonds (those rated AAA/Aaa to A or, if unrated, judged by NAM to be of comparable quality) or in short-term, high-quality investments. The High Yield Fund may do this as a temporary defensive measure, in response to unusual market conditions, when there is a lack of acceptable lower rated bonds or at times when yield spreads do not justify the increased risks of investing in lower rated bonds. If the High Yield Fund invests in higher quality municipal bonds, it may not be able to achieve its investment objectives.

                       Portfolio Maturity and Duration

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Limited Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The High Yield, Insured and All-American Funds are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years.

                       The Intermediate Duration Fund maintains a weighted average portfolio duration of 3 to 10 years. Maturity measures the time until a bond makes its final payment. Duration measures the bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates. The adviser intends to maintain the Intermediate Duration Fund's duration within a defined range (currently between 4.5 and 7 years) over time in order to be classified as an intermediate fund.

                       Inverse Floating Rate Securities

                       Each fund may invest up to 15% of its total assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest


Section 2  How We Manage Your Money
                       rates and which therefore are a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and
                       (2) if long-term interest rates rise (fall), the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. These securities generally are illiquid. The funds will seek to buy these securities at attractive values and yields that more than compensate the funds for their higher income and price volatility and reduced liquidity.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. Also, the High Yield Fund may invest up to 15% of its assets in forwards that do not serve to replace a specific bond.

                       Insurance (Insured Fund)

                       The Insured Fund primarily purchases insured municipal bonds. Under normal market conditions, the Insured Fund will invest at least 80% of its assets in insured municipal bonds. As a non-fundamental policy, the Insured Fund will maintain at least 80% of its net assets in municipal bonds covered by insurance from insurers with a claims-paying ability rated Aaa or AAA at the time of purchase or at the time the bond is insured while in the portfolio. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently) or covered "while in fund" under a master portfolio insurance policy purchased by the fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

                       Portfolio insurance policies are effective only so long as the Insured Fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies may include, but are not limited to, MBIA Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance Inc., Financial Guaranty Insurance Company, XL Capital Assurance and Radian Asset Insurance. The Insured Fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's, S&P or Fitch. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

                       The Insured Fund can invest up to 20% of its net assets in bonds insured by insurers whose claims-paying ability is rated below AAA or in uninsured


                                            Section 2  How We Manage Your Money
                       municipal bonds that are rated investment grade or are non-rated but judged to be investment grade by NAM. Certain such bonds may be backed by an escrow containing sufficient U.S. government or U.S. government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. government-backed securities.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Portfolio Holdings

                       A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of each fund as of the end of the most recent month. The portfolio securities information on the funds' website is generally made available approximately 2-5 business days following the end of each most recent month. This information will remain available on the website until the funds file with the SEC their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.


                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       NAM selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.




Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions. Credit risk is higher for the High Yield Fund because it invests in lower-rated municipal bonds.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objectives, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

                       The Insured Fund also limits investment risk by primarily buying insured municipal bonds.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets). This limitation does not apply to the High Yield Fund.

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market


                                            Section 2  How We Manage Your Money
                       conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the funds' investments. Although the funds have no present intent to use these strategies, market circumstances may necessitate their use in the future.

Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing ongoing service to you. Nuveen Investments, LLC ("Nuveen"), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the High Yield, All-American and Insured Funds is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                 4.38%                3.70%
 $50,000 but less than $100,000             4.00                  4.18                 3.50
 $100,000 but less than $250,000            3.50                  3.63                 3.00
 $250,000 but less than $500,000            2.50                  2.56                 2.00
 $500,000 but less than $1,000,000          2.00                  2.04                 1.50
 $1,000,000 and over                          --/1/                 --                 1.00/1/

                       The up-front Class A sales charge for the Intermediate Duration Fund is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          3.00%                 3.09%                2.50%
 $50,000 but less than $100,000             2.50                  2.56                 2.00
 $100,000 but less than $250,000            2.00                  2.04                 1.50
 $250,000 but less than $500,000            1.50                  1.52                 1.25
 $500,000 but less than $1,000,000          1.25                  1.27                 1.00
 $1,000,000 and over                          --/1/                 --                 0.75/1/

                                     Section 3  How You Can Buy and Sell Shares

                       The up-front Class A sales charge for the Limited Term Fund is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          2.50%                 2.56%                2.00%
 $50,000 but less than $100,000             2.00                  2.04                 1.60
 $100,000 but less than $250,000            1.50                  1.52                 1.20
 $250,000 but less than $500,000            1.25                  1.27                 1.00
 $500,000 but less than $1,000,000          0.75                  0.76                 0.60
 $1,000,000 and over                          --/1/                   --               0.50/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Duration Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. The Limited Term Fund does not currently offer Class B shares.

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

           Years Since Purchase 0-1  1-2  2-3  3-4  4-5  5-6  Over 6
            CDSC                  5%   4%   4%   3%   2%   1%   None

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% (.55% for the Limited Term Fund) of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% (.35% for the Limited Term Fund) distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

Section 3  How You Can Buy and Sell Shares

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                    [GRAPHIC]

          HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                       Class A Sales Charge Reductions

                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.

                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

                       Class A Sales Charge Waivers

                       Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

                        .  Purchases of $1,000,000 or More.

                        . Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.

                        . Certain Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.


                        . Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Statement of Additional Information).


                                     Section 3  How You Can Buy and Sell Shares

                        . Authorized Dealer Personnel. Purchases by any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member.

                        . Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

                        . Additional Categories of Investors. Purchases made by: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

                        . Reinvestment of Redemption Proceeds. Purchases when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.

                       Class R Eligibility

                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:

                        . Certain trustees, directors, employees, and affiliates of Nuveen.

                        .  Certain authorized dealer personnel.

                        .  Certain bank or broker-affiliated trust departments.

                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.


                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.


                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business

Section 3  How You Can Buy and Sell Shares
                       day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       On-line

                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds". The system will walk you through the log-in process.


                       By Telephone


                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process.

                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs and individual retirement accounts as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck, or by exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                              [Chart showing effects of systematic investing
                                        and dividend reinvestment]

                                                  [CHART]



Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See "General Information--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone


                       If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available if you own shares in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.


                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.




                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also you should verify your trade confirmations immediately upon receipt.

                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.


Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       On-line

                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process.

                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                    [GRAPHIC]

          DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund's net asset value. This policy is designed to result in the distribution of substantially all of the funds' net income over time.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds, the regular monthly dividends you receive will generally be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal AMT.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. These distributions may also be subject to state and local tax. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

Section 4  General Information

                       If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in the funds may affect the taxation of your benefits.


                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.


                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the funds to withhold, federal law requires the funds to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.


                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields


                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you in comparing municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------
                        25%        4.00%          5.33%    6.67%    8.00%
                        28%        4.17%          5.56%    6.94%    8.33%
                        33%        4.48%          5.97%    7.46%    8.96%
                        35%        4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. (See "How You Can Buy and Sell Shares--What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

                                                 Section 4  General Information

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2004, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.


                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The

Section 4  General Information
                       result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on various factors, including prices of comparable fixed income securities.


                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.

                                                 [GRAPHIC]

                       Frequent Trading


                       The funds are intended for long-term investment, and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.


                       The funds' Frequent Trading Policy generally limits an investor to four "round trip" trades in a 12-month period or to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. A purchase transaction identified as being made by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the funds to be related. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade or who are otherwise deemed as such by a fund based on the size, pattern or other characteristics of their trading activity) who do not abide by special order placement rules, which are described in the


                                                 Section 4  General Information

                       Statement of Additional Information, will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy. In addition, the funds may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where the funds reasonably believe that the intermediary's policies and procedures effectively discourage inappropriate trading activity

                       The funds reserve the right in their sole discretion to waive unintentional or minor violations if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions.

                       Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds' Frequent Trading Policy and its enforcement, see "Additional Information on the Purchase and Redemption of Fund Shares--Frequent Trading Policy" in the Statement of Additional Information.


                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended April 30, 2005, April 30, 2004, April 30, 2003 and April 30, 2002 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal year ended April 30, 2001 was audited by a different independent auditor who has ceased operations.


Nuveen High Yield Municipal Bond Fund



Class
(Commencement              Investment Operations          Less Distributions
Date)                   ---------------------------- ---------------------------                    --------


                                          Net
                                    Realized/                                     Ending              Ending
              Beginning        Net Unrealized               Net                      Net                 Net
Year Ended    Net Asset Investment       Gain        Investment  Capital           Asset     Total    Assets
April 30,         Value  Income(a)     (Loss)  Total     Income    Gains    Total  Value Return(b)     (000)
-------------------------------------------------------------------------------------------------------------

Class A (6/99)
  2005           $20.55      $1.18      $1.34  $2.52     $(1.22)   $(.01) $(1.23) $21.84     12.60% $786,921
  2004            19.67       1.24        .88   2.12      (1.24)      --   (1.24)  20.55     11.01   257,187
  2003            19.88       1.21       (.13)  1.08      (1.24)    (.05)  (1.29)  19.67      5.56    91,793
  2002            18.93       1.33        .84   2.17      (1.22)      --   (1.22)  19.88     11.73    33,911
  2001            18.60       1.19        .34   1.53      (1.20)      --   (1.20)  18.93      8.52    14,899

Class B (6/99)
  2005            20.53       1.03       1.34   2.37      (1.07)    (.01)  (1.08)  21.82     11.78   146,041
  2004            19.65       1.09        .88   1.97      (1.09)      --   (1.09)  20.53     10.21   101,693
  2003            19.87       1.07       (.15)   .92      (1.09)    (.05)  (1.14)  19.65      4.73    58,372
  2002            18.91       1.19        .85   2.04      (1.08)      --   (1.08)  19.87     10.97    28,691
  2001            18.58       1.06        .33   1.39      (1.06)      --   (1.06)  18.91      7.70    10,958

Class C (6/99)
  2005            20.54       1.06       1.35   2.41      (1.11)    (.01)  (1.12)  21.83     12.00   463,435
  2004            19.66       1.13        .88   2.01      (1.13)      --   (1.13)  20.54     10.43   156,610
  2003            19.88       1.10       (.14)   .96      (1.13)    (.05)  (1.18)  19.66      4.94    43,463
  2002            18.93       1.22        .85   2.07      (1.12)      --   (1.12)  19.88     11.13    13,485
  2001            18.59       1.09        .35   1.44      (1.10)      --   (1.10)  18.93      7.96     4,675

Class R (6/99)
  2005            20.55       1.21       1.37   2.58      (1.27)    (.01)  (1.28)  21.85     12.87    78,569
  2004            19.67       1.28        .88   2.16      (1.28)      --   (1.28)  20.55     11.24    19,073
  2003            19.89       1.27       (.16)  1.11      (1.28)    (.05)  (1.33)  19.67      5.73     8,627
  2002            18.94       1.37        .84   2.21      (1.26)      --   (1.26)  19.89     11.96     7,096
  2001            18.61       1.20        .37   1.57      (1.24)      --   (1.24)  18.94      8.72     2,845
-------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .91%       5.52%         5%
      .95        6.07         18
     1.17        6.12         24
     1.09        6.76         21
     1.22        6.36         11


     1.66        4.84          5
     1.70        5.33         18
     1.91        5.39         24
     1.84        6.02         21
     1.97        5.63         11


     1.46        4.98          5
     1.51        5.52         18
     1.73        5.57         24
     1.64        6.19         21
     1.78        5.81         11


      .71        5.70          5
      .75        6.27         18
      .93        6.37         24
      .89        6.94         21
     1.09        6.43         11
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .91%, 1.65%, 1.46% and .71% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 5.53%, 4.85%, 4.98% and 5.71% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen All-American Municipal Bond Fund



Class
(Commencement              Investment Operations         Less Distributions
Date)                   ---------------------------- -------------------------                    --------


                                          Net
                                    Realized/                                   Ending              Ending
              Beginning        Net Unrealized               Net                    Net                 Net
Year Ended    Net Asset Investment       Gain        Investment  Capital         Asset     Total    Assets
April 30,         Value  Income(a)     (Loss)  Total     Income    Gains  Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------------

Class A (10/88)
  2005           $10.75       $.51      $ .29   $.80      $(.52)     $-- $(.52) $11.03      7.58% $234,606
  2004            10.94        .54       (.18)   .36       (.55)      --  (.55)  10.75      3.31   224,903
  2003            10.83        .57        .12    .69       (.58)      --  (.58)  10.94      6.54   228,695
  2002            10.70        .59        .11    .70       (.57)      --  (.57)  10.83      6.61   232,260
  2001            10.33        .57        .36    .93       (.56)      --  (.56)  10.70      9.23   246,468

Class B (2/97)
  2005            10.77        .43        .29    .72       (.44)      --  (.44)  11.05      6.75    40,377
  2004            10.95        .46       (.18)   .28       (.46)      --  (.46)  10.77      2.62    43,771
  2003            10.84        .49        .12    .61       (.50)      --  (.50)  10.95      5.73    46,719
  2002            10.71        .51        .10    .61       (.48)      --  (.48)  10.84      5.79    43,402
  2001            10.34        .49        .36    .85       (.48)      --  (.48)  10.71      8.41    37,370

Class C (6/93)
  2005            10.75        .45        .29    .74       (.46)      --  (.46)  11.03      6.97    74,254
  2004            10.93        .48       (.17)   .31       (.49)      --  (.49)  10.75      2.83    71,038
  2003            10.82        .51        .12    .63       (.52)      --  (.52)  10.93      5.94    70,466
  2002            10.69        .53        .10    .63       (.50)      --  (.50)  10.82      6.01    68,617
  2001            10.32        .51        .36    .87       (.50)      --  (.50)  10.69      8.63    68,025

Class R (2/97)
  2005            10.78        .53        .30    .83       (.54)      --  (.54)  11.07      7.83     6,767
  2004            10.96        .56       (.17)   .39       (.57)      --  (.57)  10.78      3.57     5,534
  2003            10.85        .59        .12    .71       (.60)      --  (.60)  10.96      6.71     5,177
  2002            10.71        .61        .12    .73       (.59)      --  (.59)  10.85      6.88     4,449
  2001            10.34        .59        .36    .95       (.58)      --  (.58)  10.71      9.41     2,546
-----------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .80%       4.68%        11%
      .82        4.92         25
      .81        5.22         25
      .81        5.40         29
      .87        5.33         27


     1.55        3.93         11
     1.57        4.17         25
     1.56        4.47         25
     1.56        4.65         29
     1.62        4.59         27


     1.35        4.13         11
     1.37        4.37         25
     1.36        4.67         25
     1.36        4.85         29
     1.42        4.78         27


      .60        4.87         11
      .62        5.12         25
      .61        5.42         25
      .60        5.62         29
      .67        5.54         27
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .80%, 1.55%, 1.35% and .60% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.68%, 3.94%, 4.13% and 4.87% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen Insured Municipal Bond Fund



Class
(Commencement              Investment Operations         Less Distributions
Date)                   ---------------------------- -------------------------                    --------


                                          Net
                                    Realized/                                   Ending              Ending
              Beginning        Net Unrealized               Net                    Net                 Net
Year Ended    Net Asset Investment       Gain        Investment  Capital         Asset     Total    Assets
April 30,         Value  Income(a)     (Loss)  Total     Income    Gains  Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------------

Class A (9/94)
  2005           $10.86       $.47      $ .19   $.66      $(.48)     $-- $(.48) $11.04      6.19% $200,707
  2004            11.19        .49       (.32)   .17       (.50)      --  (.50)  10.86      1.50   200,862
  2003            10.78        .51        .42    .93       (.52)      --  (.52)  11.19      8.80   193,907
  2002            10.71        .53        .08    .61       (.54)      --  (.54)  10.78      5.75   142,345
  2001            10.35        .54        .36    .90       (.54)      --  (.54)  10.71      8.86   120,700

Class B (2/97)
  2005            10.86        .39        .20    .59       (.40)      --  (.40)  11.05      5.48    40,777
  2004            11.20        .41       (.34)   .07       (.41)      --  (.41)  10.86       .65    44,231
  2003            10.78        .43        .43    .86       (.44)      --  (.44)  11.20      8.07    44,579
  2002            10.72        .45        .07    .52       (.46)      --  (.46)  10.78      4.87    30,529
  2001            10.35        .46        .37    .83       (.46)      --  (.46)  10.72      8.17    24,161

Class C (9/94)
  2005            10.78        .41        .18    .59       (.41)      --  (.41)  10.96      5.60    33,857
  2004            11.11        .43       (.33)   .10       (.43)      --  (.43)  10.78       .91    35,547
  2003            10.69        .45        .42    .87       (.45)      --  (.45)  11.11      8.31    33,172
  2002            10.63        .46        .07    .53       (.47)      --  (.47)  10.69      5.05    21,871
  2001            10.26        .48        .36    .84       (.47)      --  (.47)  10.63      8.36    14,858

Class R (12/86)
  2005            10.83        .50        .18    .68       (.50)      --  (.50)  11.01      6.38   614,657
  2004            11.16        .51       (.32)   .19       (.52)      --  (.52)  10.83      1.67   634,616
  2003            10.74        .53        .43    .96       (.54)      --  (.54)  11.16      9.10   678,397
  2002            10.68        .55        .06    .61       (.55)      --  (.55)  10.74      5.84   653,220
  2001            10.31        .56        .37    .93       (.56)      --  (.56)  10.68      9.18   640,759
-----------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .79%       4.32%        26%
      .81        4.43         16
      .81        4.66         31
      .84        4.86         35
      .83        5.10         20


     1.54        3.58         26
     1.57        3.68         16
     1.56        3.91         31
     1.59        4.11         35
     1.58        4.35         20


     1.34        3.78         26
     1.36        3.88         16
     1.36        4.10         31
     1.39        4.31         35
     1.38        4.55         20


      .59        4.53         26
      .61        4.63         16
      .61        4.86         31
      .64        5.06         35
      .63        5.30         20
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .79%, 1.54%, 1.34% and .59% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.33%, 3.58%, 3.78% and 4.53% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Intermediate Duration Municipal Bond Fund



Class
(Commencement              Investment Operations         Less Distributions
Date)                   ---------------------------- --------------------------                    ----------


                                          Net
                                    Realized/                                    Ending                Ending
              Beginning        Net Unrealized               Net                     Net                   Net
Year Ended    Net Asset Investment       Gain        Investment  Capital          Asset     Total      Assets
April 30,         Value  Income(a)     (Loss)  Total     Income    Gains   Total  Value Return(b)       (000)
--------------------------------------------------------------------------------------------------------------

Class A (6/95)
  2005            $9.01       $.35      $ .22   $.57      $(.35)   $(.13) $(.48)  $9.10      6.39% $  250,322
  2004             9.32        .39       (.22)   .17       (.41)    (.07)  (.48)   9.01      1.86     234,434
  2003             9.27        .44        .10    .54       (.44)    (.05)  (.49)   9.32      5.85     269,694
  2002             9.23        .45        .05    .50       (.45)    (.01)  (.46)   9.27      5.54     258,363
  2001             8.91        .45        .33    .78       (.45)    (.01)  (.46)   9.23      8.99     192,021

Class B (2/97)
  2005             9.02        .28        .22    .50       (.28)    (.13)  (.41)   9.11      5.55      36,106
  2004             9.33        .32       (.22)   .10       (.34)    (.07)  (.41)   9.02      1.07      37,167
  2003             9.27        .37        .10    .47       (.36)    (.05)  (.41)   9.33      5.15      35,116
  2002             9.23        .38        .05    .43       (.38)    (.01)  (.39)   9.27      4.73      18,837
  2001             8.91        .38        .34    .72       (.39)    (.01)  (.40)   9.23      8.19      12,912

Class C (6/95)
  2005             9.02        .30        .22    .52       (.30)    (.13)  (.43)   9.11      5.75      63,972
  2004             9.33        .34       (.22)   .12       (.36)    (.07)  (.43)   9.02      1.27      62,461
  2003             9.27        .39        .10    .49       (.38)    (.05)  (.43)   9.33      5.35      48,890
  2002             9.22        .40        .06    .46       (.40)    (.01)  (.41)   9.27      5.05      31,690
  2001             8.90        .40        .33    .73       (.40)    (.01)  (.41)   9.22      8.36      18,421

Class R (11/76)
  2005             9.02        .37        .22    .59       (.37)    (.13)  (.50)   9.11      6.59   2,298,373
  2004             9.33        .41       (.22)   .19       (.43)    (.07)  (.50)   9.02      2.06   2,373,846
  2003             9.28        .46        .09    .55       (.45)    (.05)  (.50)   9.33      6.05   2,557,682
  2002             9.24        .47        .05    .52       (.47)    (.01)  (.48)   9.28      5.74   2,550,022
  2001             8.91        .47        .34    .81       (.47)    (.01)  (.48)   9.24      9.32   2,531,085
--------------------------------------------------------------------------------------------------------------



Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .76%       3.85%        32%
      .78        4.23         63
      .79        4.67         28
      .80        4.83         15
      .79        4.90          9*


     1.51        3.10         32
     1.53        3.48         63
     1.54        3.93         28
     1.55        4.08         15
     1.54        4.15          9*


     1.31        3.30         32
     1.33        3.66         63
     1.34        4.12         28
     1.35        4.28         15
     1.34        4.35          9*


      .56        4.05         32
      .58        4.44         63
      .59        4.87         28
      .60        5.03         15
      .59        5.11          9*
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable.

* The cost of securities acquired in the acquisition of Nuveen Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.

Section 5  Financial Highlights

Nuveen Limited Term Municipal Bond Fund



Class
(Commencement              Investment Operations         Less Distributions
Date)                   ---------------------------- -------------------------                    --------


                                          Net
                                    Realized/                                   Ending              Ending
              Beginning        Net Unrealized               Net                    Net                 Net
Year Ended    Net Asset Investment       Gain        Investment  Capital         Asset     Total    Assets
April 30,         Value  Income(a)     (Loss)  Total     Income    Gains  Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------------

Class A (10/87)
  2005           $10.78       $.35      $(.02)  $.33      $(.35)     $-- $(.35) $10.76      3.08% $489,920
  2004            10.86        .37       (.10)   .27       (.35)      --  (.35)  10.78      2.53   523,396
  2003            10.72        .42        .16    .58       (.44)      --  (.44)  10.86      5.52   508,735
  2002            10.63        .48        .10    .58       (.49)      --  (.49)  10.72      5.54   405,542
  2001            10.35        .49        .28    .77       (.49)      --  (.49)  10.63      7.62   359,383

Class C (12/95)
  2005            10.76        .32       (.03)   .29       (.31)      --  (.31)  10.74      2.75   313,073
  2004            10.84        .33       (.09)   .24       (.32)      --  (.32)  10.76      2.20   355,503
  2003            10.70        .37        .18    .55       (.41)      --  (.41)  10.84      5.18   330,728
  2002            10.61        .44        .10    .54       (.45)      --  (.45)  10.70      5.20   148,198
  2001            10.34        .45        .28    .73       (.46)      --  (.46)  10.61      7.16    75,476

Class R (2/97)
  2005            10.74        .37       (.02)   .35       (.37)      --  (.37)  10.72      3.33    17,786
  2004            10.82        .39       (.09)   .30       (.38)      --  (.38)  10.74      2.77    11,931
  2003            10.68        .43        .18    .61       (.47)      --  (.47)  10.82      5.77     8,308
  2002            10.60        .50        .09    .59       (.51)      --  (.51)  10.68      5.70     3,219
  2001            10.33        .51        .28    .79       (.52)      --  (.52)  10.60      7.78       384
-----------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .72%       3.29%        37%
      .73        3.36         29
      .73        3.85         31
      .75        4.46         26
      .76        4.65         22


     1.07        2.93         37
     1.08        3.01         29
     1.08        3.45         31
     1.09        4.11         26
     1.11        4.30         22


      .52        3.48         37
      .53        3.56         29
      .53        3.99         31
      .52        4.64         26
      .56        4.84         22
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .72%, 1.07% and .52% for classes A, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 3.29%, 2.94% and 3.49% for classes A, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund
Nuveen NWQ Small-Cap Value Fund
Nuveen NWQ Value Opportunities Fund

Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

Global/International
Nuveen NWQ Global Value Fund
Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The funds' most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge, by calling Nuveen at (800) 257-8787, on the funds' website at www.nuveen.com, or through your financial advisor.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The funds are series of Nuveen Municipal Trust, whose Investment Company Act file number is 811-07873.

1. Long-term and insured long-term portfolios.


MPR-NAT-0805D NA

Distributed by
Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 |
(800) 257-8787 | www.nuveen.com

                                                                August 29, 2005


NUVEEN MUNICIPAL TRUST

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC ("Nuveen"), or from the Funds, by written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus for the Funds. The Prospectus is dated August 29, 2005.


TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio...............................  S-2

Management of the Trust.................................................... S-19

Investment Adviser and Investment Management Agreement..................... S-34

Portfolio Transactions..................................................... S-46

Net Asset Value............................................................ S-46

Tax Matters................................................................ S-47

Additional Information on the Purchase and Redemption of Fund Shares....... S-52

Distribution and Service Plan.............................................. S-64

Independent Registered Public Accounting Firm, Custodian and Transfer Agent S-66

Financial Statements....................................................... S-67

Appendix A--Ratings of Investments.........................................  A-1

Appendix B--Description of Hedging Techniques..............................  B-1


   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objectives and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each fund may invest up to 5% of its net assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.

      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets (this subparagraph (2) does not apply to the High Yield Fund).

      (3) Borrow money, except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

      (9) Make loans, except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Asset Management ("NAM"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities (this subparagraph (13) does not apply to the High Yield Fund).

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Municipal Trust, formerly Nuveen Flagship Municipal Trust (the "Trust"), is an open-end management series investment company organized as a Massachusetts business trust on July 1,

1996. Each of the Funds is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has five series: the Nuveen Intermediate Duration Municipal Bond Fund, formerly Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976, reorganized as a Massachusetts business trust on June 12, 1995, and name changed on or about August 28, 2000), the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14, 1986); the Nuveen All-American Municipal Bond Fund, formerly Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Limited Term Municipal Bond Fund, formerly Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen High Yield Municipal Bond Fund. All of the Funds except the High Yield Fund are diversified for purposes of the 1940 Act.

   The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. The five series authorized and outstanding are divided into four classes of shares designated Class A Shares, Class B Shares, Class C Shares and Class R Shares. Each class of shares represents an interest in the same portfolio of investments of the Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares, as described herein. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

   The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

   Certain matters under the 1940 Act that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests primarily in a portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general,

Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.


   The investment assets of the Intermediate Duration, Insured, All-American, and Limited Term Funds will consist of (1) Municipal Obligations that are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations that, in the opinion of NAM, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments, as described below, from which income may be subject to state income tax or to both federal and state income taxes. The investment assets of the High Yield Fund will consist of (1) Municipal Obligations rated BBB/Baa or lower (at least 65%), (2) unrated Municipal Obligations NAM judges of equivalent quality, and (3) temporary investments, the income from which may be subject to state income tax or both state and federal income taxes. Under normal circumstances, the High Yield Fund will invest at least 65% of its assets in medium- to low-quality bonds rated BBB/Baa or lower by S&P, Moody's or Fitch or are unrated fixed-income securities which, in the opinion of NAM, are of comparable quality. As a temporary defensive measure, in response to unusual market conditions, lack of acceptable supply or times when yield spreads do not justify the increased risks of investing in these securities, the Fund may invest in higher quality Municipal Obligations (those rated AAA/Aaa to A or, if unrated, judged by NAM to be of comparable quality) or in short-term, high-quality investments. The Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. "Defaulted" means that the municipal bond's issuer has not paid principal or interest on time. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.



   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those non-appropriation leases where NAM has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.


   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.


   High Yield Fund. Non-Investment Grade Debt Securities (Junk Bonds). Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality Municipal Obligations. Municipal Obligations rated below investment grade (BB/Ba or lower) are commonly known as "high-yield," "high risk" or "junk" bonds. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.


      (1) Effect of Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

      All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. In addition, the market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do the market values of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than by an issuer of higher rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaults, the Fund may incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these and thus in the Fund's net asset value.

      The value of a junk bond security will generally decrease in a rising interest rate market and, accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.


      (2) Payment Expectations. Junk bond securities typically contain redemption, call, or prepayment provisions that permit the issuer of securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with lower yielding securities, which could result in a lower return for the Fund.

      (3) Credit Ratings. Credit ratings are issued by credit rating agencies and are indicative of the rated securities' safety of principal and interest payments. They do not, however, evaluate the market value risk of junk bond securities and, therefore, may not fully reflect the true risks of such an investment. In addition, credit rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bonds will depend more upon credit analysis by NAM than investments in investment grade debt securities. NAM employs its own credit research and analysis, which includes a study of the issuer's existing debt, capital structure, ability to service debts and pay dividends, sensitivity to economic conditions, operating history, and current earnings trend. NAM continually monitors the Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.


      (4) Liquidity and Valuation. The High Yield Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Not all dealers maintain markets in all junk bond securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of junk bond securities, especially in a thinly traded market.

   The High Yield Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. Municipal Obligations in the lowest rating categories may be in default and are generally regarded as having poor prospects of attaining any real investment standing. A default or expected default in a Municipal Obligation owned by the Fund could result in a significant decline in the value of that Municipal Obligation.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified short-term municipal bond index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other index or other instrument inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on conventional fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Insurance

   Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund (the "Insured Fund") will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"),
(2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund does not currently maintain a policy of Portfolio Insurance. The Insured Fund may in the future obtain policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Insured Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Insured Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's or AAA by S&P or Fitch. The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

   The Insured Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's, S&P or Fitch, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's, S&P or Fitch should downgrade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's, S&P or Fitch continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

   In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account that contains securities issued or guaranteed by the U.S. Government or U.S. government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been

(1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs that use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

   Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

   Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

   In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

   Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value generally cannot be estimated.

   Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

   One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of NAM, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of NAM, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

   Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

   If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance from an insurer whose claims-paying ability is rated Aaa or AAA, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Insured Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

   Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

   Each Portfolio Insurance policy will be non-cancelable and will remain in effect so long as the Insured Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

   Each Portfolio Insurance policy will terminate, as to any Municipal Obligation that has been redeemed from or sold by the Fund, on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy, as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate, as to such Municipal Obligation, on the business day immediately following such payment date. Each policy will terminate, as to all Municipal Obligations covered thereby, on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

   One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of NAM, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

   The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

   The Insured Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, NAM may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the Municipal Obligations that it holds.

   Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what NAM believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

   The portfolio turnover rates for the 2004 and 2005 fiscal year-ends of the Funds were:


                                                    Fiscal Year
                                                    -----------
                                                    2004  2005
                                                    ----  ----
                  Nuveen High Yield Fund........... 18%    5%

                  Nuveen All-American Fund.........  25    11

                  Nuveen Insured Fund..............  16    26

                  Nuveen Intermediate Duration Fund  63    32

                  Nuveen Limited Term Fund.........  29    37


When-Issued or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be designated or segregated by the Custodian specifically for the settlement of such commitments, if necessary. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. The High Yield Fund also may invest up to 15% of its assets in forwards that do not serve to replace a specific portfolio bond.

Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge a Fund's portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments, or by entering into interest rate swap transactions or options on swaps. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the hedging instrument and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in the Fund's portfolio being hedged, or that the gain on the hedge may be less than the losses on the Fund's portfolio securities. In addition, the markets for futures, swaps and options may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the hedging transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures or swap contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to certain hedging transactions may reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable ordinary income or capital gains distributions to shareholders.

   No Fund will make any hedging investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits, with respect to all currently effective hedging investments, would exceed 5% of such series' net assets. Each Fund will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to invest temporarily up to 20% of its assets in obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Other Investment Policies and Techniques of the High Yield Fund

    Illiquid Securities


   The High Yield Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to NAM the day-to-day determination of the illiquidity of any fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed NAM to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant facts.


   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

    Structured Notes

   The High Yield Fund may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans references in such notes. The rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage which magnifies the potential for gain and the risk of loss because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of the structured note.

    Mortgage-Backed Securities

   The High Yield Fund may invest in fixed-income obligations backed by a pool of mortgages. Mortgage-backed securities are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA) the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. However, these securities generally are structured with one or more types of credit enhancement by a third party. Mortgage-backed securities permit borrowers to prepay their underlying mortgages. Prepayments by borrowers on underlying obligations can alter the effective maturity of these instruments.

    Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

    Standby Commitments


   The High Yield Fund may obtain standby commitments when it purchases Municipal Obligations. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. The Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by the Fund should exceed the current value of the underlying securities, the Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. The Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of NAM, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when the Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining the Fund's net asset value.

    Lending of Portfolio Securities

   The High Yield Fund may lend its portfolio securities, up to 33 1/3% of its total assets, including collateral received, to broker-dealers or institutional investors. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking to market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail.

    Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers, which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied, but they are frequently issued to meet short-term working capital or capital- project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Fund will bear its proportionate share of the money market fund's fees and expenses.

      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.

   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of NAM present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral subsequently declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. NAM will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, NAM will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST

Trustees and Officers

   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 9, one of whom is an "interested person" (as the term is defined in the 1940 Act) and 8 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                            Number of
                                                                                           Portfolios
                                          Term of Office                                     in Fund       Other
                          Position(s)     and Length of                                      Complex   Directorships
    Name, Birthdate        Held with     Time Served with       Principal Occupations      Overseen by    Held by
      and Address            Funds            Trust             During Past Five Years       Trustee      Trustee
    ---------------       -----------    ----------------       ----------------------     ----------- -------------

Trustee who is an interested person of the Trust:
-------------------------------------------------
Timothy R. Schwertfeger* Chairman of   Term--Indefinite/(1)/ Chairman (since 1999) and         155      See
3/28/49                  the Board and Length of service--   Trustee (since 1996) of the                Principal
333 West Wacker Drive    Trustee       Since 1996            funds advised by Nuveen                    Occupation
Chicago, IL 60606                                            Advisory Corp. and Nuveen                  description
                                                             Institutional Advisory
                                                             Corp.**; Chairman (since
                                                             1996) and Director of
                                                             Nuveen Investments, Inc.,
                                                             Nuveen Investments, LLC,
                                                             Nuveen Advisory Corp.,
                                                             Nuveen Institutional
                                                             Advisory Corp.**; Director
                                                             (since 1996) of Institutional
                                                             Capital Corporation;
                                                             Chairman and Director
                                                             (since 1997) of Nuveen
                                                             Asset Management;
                                                             Chairman and Director of
                                                             Rittenhouse Asset
                                                             Management, Inc. (since
                                                             1999); Chairman of Nuveen
                                                             Investments Advisers, Inc.
                                                             (since 2002).

                                                                                        Number of
                                   Term of Office                                      Portfolios
                                   and Length of                                         in Fund       Other
                     Position(s)        Time                                             Complex   Directorships
  Name, Birthdate     Held with     Served with           Principal Occupations        Overseen by    Held by
    and Address         Funds          Trust              During Past Five Years         Trustee      Trustee
  ---------------    -----------   --------------         ----------------------       ----------- -------------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner      Trustee   Term--              Private Investor and                  155      N/A
8/22/40                          Indefinite/(1)/     Management Consultant.
333 West Wacker                  Length of service--
Drive                            Since 1996
Chicago, IL 60606

Lawrence H. Brown      Trustee   Term--              Retired (since 1989) as Senior        155      See
7/29/34                          Indefinite/(1)/     Vice President of The Northern                 Principal
333 West Wacker                  Length of           Trust Company; Director (since                 Occupation
Drive                            service--           2002) Community Advisory                       description
Chicago, IL 60606                Since 1996          Board for Highland Park and
                                                     Highwood, United Way of the
                                                     North Shore.

Jack B. Evans          Trustee   Term--              President, The Hall-Perrine           155      See
10/22/48                         Indefinite/(1)/     Foundation, a private                          Principal
333 West Wacker                  Length of           philanthropic corporation                      Occupation
Drive                            service--           (since 1996); Director and Vice                description
Chicago, IL 60606                Since 2003          Chairman, United Fire Group,
                                                     a publicly held company;
                                                     Adjunct Faculty Member,
                                                     University of Iowa; Director,
                                                     Gazettte Companies; Life
                                                     Trustee of Coe College;
                                                     Director, Iowa College
                                                     Foundation; formerly, Director,
                                                     Alliant Energy; formerly,
                                                     Director, Federal Reserve Bank
                                                     of Chicago; formerly, President
                                                     and Chief Operating Officer,
                                                     SCI Financial Group, Inc., a
                                                     regional financial services firm.

William C. Hunter***   Trustee   Term--              Dean and Distinguished                155      See
3/6/48                           Indefinite/(1)/     Professor of Finance, School of                Principal
333 West Wacker                  Length of           Business at the University of                  Occupation
Drive                            service--           Connecticut (since 2002);                      description
Chicago, IL 60606                Since 2004          previously, Senior Vice
                                                     President and Director of
                                                     Research at the Federal
                                                     Reserve Bank of Chicago
                                                     (1995-2003); Director (since
                                                     1997), Credit Research Center
                                                     at Georgetown University;
                                                     Director (since 2004) of Xerox
                                                     Corporation.

                                                                                         Number of
                                                                                        Portfolios
                                    Term of Office                                        in Fund       Other
                     Position(s)    and Length of                                         Complex   Directorships
  Name, Birthdate     Held with    Time Served with         Principal Occupations       Overseen by    Held by
    and Address         Funds           Trust               During Past Five Years        Trustee      Trustee
  ---------------    -----------   ----------------    -------------------------------- ----------- -------------

David J. Kundert***    Trustee   Term--Indefinite/(1)/ Retired (since 2004) as              153      See
10/28/42                         Length of service--   Chairman, JPMorgan Fleming                    Principal
333 West Wacker                  Since 2005            Asset Management, President                   Occupation
Drive                                                  and CEO, Banc One                             description
Chicago, IL 60606                                      Investment Advisors
                                                       Corporation, and President,
                                                       One Group Mutual Funds;
                                                       prior thereto, Executive Vice
                                                       President, Bank One
                                                       Corporation and Chairman and
                                                       CEO, Banc One Investment
                                                       Management Group; Board of
                                                       Regents, Luther College;
                                                       currently a member of the
                                                       American and Wisconsin Bar
                                                       Associations.

William J. Schneider   Trustee   Term--Indefinite/(1)/ Chairman, formerly, Senior           155      See
9/24/44                          Length of service--   Partner and Chief Operating                   Principal
333 West Wacker                  Since 1996            Officer (retired, December                    Occupation
Drive                                                  2004), Miller-Valentine Partners              description
Chicago, IL 60606                                      Ltd., a real estate investment
                                                       company; formerly, Vice
                                                       President, Miller-Valentine
                                                       Realty, a construction
                                                       company; Chair of the Finance
                                                       Committee and Member of the
                                                       Audit Committee, Premier
                                                       Health Partners, the not-for-
                                                       profit company of Miami
                                                       Valley Hospital; President,
                                                       Dayton Philharmonic Orchestra
                                                       Association; Board Member,
                                                       Regional Leaders Forum,
                                                       which promotes cooperation
                                                       on economic development
                                                       issues; Director and Immediate
                                                       Past Chair, Dayton
                                                       Development Coalition;
                                                       formerly, Member, Community
                                                       Advisory Board, National City
                                                       Bank, Dayton, Ohio and
                                                       Business Advisory Council,
                                                       Cleveland Federal Reserve
                                                       Bank.

                                                                                        Number of
                                                                                       Portfolios
                                     Term of Office                                      in Fund       Other
                      Position(s)    and Length of                                       Complex   Directorships
   Name, Birthdate     Held with    Time Served with        Principal Occupations      Overseen by    Held by
     and Address         Funds           Trust              During Past Five Years       Trustee      Trustee
   ---------------    -----------   ----------------    ------------------------------ ----------- -------------

Judith M. Stockdale     Trustee   Term--Indefinite/(1)/ Executive Director, Gaylord        155      N/A
12/29/47                          Length of service--   and Dorothy Donnelley
333 West Wacker                   Since 1996            Foundation (since 1994); prior
Drive                                                   thereto, Executive Director,
Chicago, IL 60606                                       Great Lakes Protection Fund
                                                        (from 1990 to 1994).

Eugene S. Sunshine***   Trustee   Term--Indefinite/(1)/ Senior Vice President for          155      See
1/22/50                           Length of service--   Business and Finance,                       Principal
333 West Wacker                   Since 2005            Northwestern University (since              Occupation
Drive                                                   1997); Director (since 2003),               description
Chicago, IL 60606                                       Chicago Board of Options
                                                        Exchange; Director (since
                                                        2003), National Mentor
                                                        Holdings, a privately-held,
                                                        national provider of home and
                                                        community-based services;
                                                        Chairman (since 1997), Board
                                                        of Directors, Rubicon, a pure
                                                        captive insurance company
                                                        owned by Northwestern
                                                        University; Director (since
                                                        1997), Evanston Chamber of
                                                        Commerce and Evanston
                                                        Inventure, a business
                                                        development organization.

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the
   1940 Act, because he is an officer and director of Nuveen Asset Management. **Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005. ***Trustee Hunter was appointed to the Nuveen Funds' Board in 2004. Trustees
   Kundert and Sunshine were appointed to the Nuveen Funds' Board in 2005. /(1)/Trustees serve an indefinite term until his/her successor is elected.

                                                                                                     Number of
                                            Term of                                                 Portfolios
                                          Office and                                                  in Fund
                                           Length of                                                  Complex
  Name, Birthdate      Position(s) Held   Time Served            Principal Occupations              Overseen by
    and Address           with Fund       with Trust             During Past Five Years               Officer
  ---------------      ----------------   -----------            ----------------------             -----------

Officers of the Trust:
----------------------

Gifford R. Zimmerman Chief Administrative Term--Until Managing Director (since 2002), Assistant         155
9/9/56                 Officer            July 2006   Secretary and Associate General Counsel,
333 W. Wacker Drive                       Length of   formerly, Vice President and Assistant
Chicago, IL 60606                         Service--   General Counsel, of Nuveen Investments,
                                          Since 1996  LLC; Managing Director (since 2002),
                                                      General Counsel (since 1998) and Assistant
                                                      Secretary, formerly, Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.*; Managing
                                                      Director (since 2002) and Assistant Secretary
                                                      and Associate General Counsel, formerly,
                                                      Vice President (since 1997) of Nuveen Asset
                                                      Management; Managing Director (since
                                                      2004) and Assistant Secretary (since 1994) of
                                                      Nuveen Investments, Inc.; Assistant
                                                      Secretary of NWQ Investment Management
                                                      Company, LLC. (since 2002); Vice President
                                                      and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General
                                                      Counsel and Assistant Secretary of
                                                      Rittenhouse Asset Management, Inc. (since
                                                      2003); Chartered Financial Analyst.

Julia L. Antonatos   Vice President       Term--Until Managing Director (since 2005), formerly          155
9/22/63                                   July 2006   Vice President (since 2002); formerly,
333 W. Wacker Drive                       Length of   Assistant Vice President (since 2000) of
Chicago, IL 60606                         Service--   Nuveen Investments, LLC; Chartered
                                          Since 2004  Financial Analyst.

Michael T. Atkinson  Vice President       Term--Until Vice President (since 2002), formerly,            155
2/3/66                                    July 2006   Assistant Vice President (since 2000) of
333 W. Wacker Drive                       Length of   Nuveen Investments, LLC.
Chicago, IL 60606                         Service--
                                          Since 2000

                                                                                                    Number of
                                           Term of                                                 Portfolios
                                         Office and                                                  in Fund
                                          Length of                                                  Complex
   Name, Birthdate     Position(s) Held  Time Served            Principal Occupations              Overseen by
     and Address          with Funds     with Trust             During Past Five Years               Officer
   ---------------     ----------------  -----------            ----------------------             -----------

Peter H. D'Arrigo     Vice President and Term--Until Vice President of Nuveen Investments, LLC         155
11/28/67                Treasurer        July 2006   (since 1999); Vice President and Treasurer
333 W. Wacker Drive                      Length of   (since 1999) of Nuveen Investments, Inc.;
Chicago, IL 60606                        Service--   Vice President and Treasurer (since 1999) of
                                         Since 1999  Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp.*; Vice President
                                                     and Treasurer of Nuveen Asset Management
                                                     (since 2002) and of Nuveen Investments
                                                     Advisers Inc. (since 2002); Assistant
                                                     Treasurer of NWQ Investment Management
                                                     Company, LLC. (since 2002); Vice President
                                                     and Treasurer of Rittenhouse Asset
                                                     Management, Inc. (since 2003); Chartered
                                                     Financial Analyst.

Jessica R. Droeger    Vice President     Term--Until Vice President (since 2002), Assistant            155
9/24/64                 and Secretary    July 2006   Secretary and Assistant General Counsel
333 W. Wacker Drive                      Length of   (since 1998) formerly, Assistant Vice
Chicago, IL 60606                        Service--   President (since 1998) of Nuveen
                                         Since 1998  Investments, LLC; Vice President (since
                                                     2002) and Assistant Secretary (since 1998)
                                                     formerly, Assistant Vice President of Nuveen
                                                     Advisory Corp., Nuveen Institutional
                                                     Advisory Corp.* and Vice President and
                                                     Assistant Secretary (since 2005) of Nuveen
                                                     Asset Management.

Lorna C. Ferguson     Vice President     Term--Until Managing Director (since 2004), formerly,         155
10/24/45                                 July 2006   Vice President of Nuveen Investments, LLC,
333 W. Wacker Drive                      Length of   Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                        Service--   Institutional Advisory Corp.*; Managing
                                         Since 1998  Director (since 2005) of Nuveen Asset
                                                     Management.

William M. Fitzgerald Vice President     Term--Until Managing Director (since 2002), formerly,         155
3/2/64                                   July 2006   Vice President of Nuveen Investments, LLC;
333 W. Wacker Drive                      Length of   Managing Director (since 1997), of Nuveen
Chicago, IL 60606                        Service--   Advisory Corp. and Nuveen Institutional
                                         Since 1997  Advisory Corp.*; Managing Director of
                                                     Nuveen Asset Management (since 2001);
                                                     Vice President of Nuveen Investments
                                                     Advisers Inc. (since 2002); Chartered
                                                     Financial Analyst.

                                                                                                       Number of
                                               Term of                                                Portfolios
                                             Office and                                                 in Fund
                                              Length of                                                 Complex
  Name, Birthdate       Position(s) Held     Time Served            Principal Occupations             Overseen by
    and Address            with Funds        with Trust             During Past Five Years              Officer
  ---------------       ----------------     -----------            ----------------------            -----------

Stephen D. Foy      Vice President and       Term--Until Vice President (since 1993) and Funds            155
5/31/54               Controller             July 2006   Controller (since 1998) of Nuveen
333 W. Wacker Drive                          Length of   Investments, LLC; formerly, Vice President
Chicago, IL 60606                            Service--   and Funds Controller (1998-2004) of
                                             Since 1997  Nuveen Investments, Inc.; Certified Public
                                                         Accountant.

James D. Grassi     Vice President and Chief Term--Until Vice President and Deputy Director of            155
4/13/56               Compliance Officer     July 2006   Compliance (since 2004) of Nuveen
333 W. Wacker Drive                          Length of   Investments, LLC, Nuveen Investments
Chicago, IL 60606                            Service--   Advisers Inc., Nuveen Asset Management,
                                             Since 2004  Nuveen Advisory Corp., Nuveen
                                                         Institutional Advisory Corp.* and
                                                         Rittenhouse Asset Management, Inc.;
                                                         formerly, Senior Attorney (1994-2004), The
                                                         Northern Trust Company.

David J. Lamb       Vice President           Term--Until Vice President (since 2000) of Nuveen            155
3/22/63                                      July 2006   Investments, LLC; Certified Public
333 W. Wacker Drive                          Length of   Accountant.
Chicago, IL 60606                            Service--
                                             Since 2000

Tina M. Lazar       Vice President           Term--Until Vice President of Nuveen Investments, LLC        155
8/27/61                                      July 2006   (since 1999).
333 W. Wacker Drive                          Length of
Chicago, IL. 60606                           Service--
                                             Since 2000

Larry W. Martin     Vice President and       Term--Until Vice President, Assistant Secretary and          155
7/27/51               Assistant Secretary    July 2006   Assistant General Counsel of Nuveen
333 W. Wacker Drive                          Length of   Investments, LLC; Vice President and
Chicago, IL 60606                            Service--   Assistant Secretary of Nuveen Advisory
                                             Since 1997  Corp. and Nuveen Institutional Advisory
                                                         Corp.*; Vice President (since 2005) and
                                                         Assistant Secretary of Nuveen Investments,
                                                         Inc.; Vice President and Assistant Secretary
                                                         (since 1997) of Nuveen Asset Management;
                                                         Vice President (since 2000), Assistant
                                                         Secretary and Assistant General Counsel
                                                         (since 1998) of Rittenhouse Asset
                                                         Management, Inc.; Vice President and
                                                         Assistant Secretary of Nuveen Investments
                                                         Advisers Inc. (since 2002); Assistant
                                                         Secretary of NWQ Investment Management
                                                         Company, LLC (since 2002).

--------
  *Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

   The Board of Trustees has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.


   Robert P. Bremner, Judith M. Stockdale and Timothy R. Schwertfeger, Chair, serve as members of the Executive Committee of the Board of Trustees of the Fund. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended April 30, 2005, the Executive Committee did not meet.



   The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Chair, Robert P. Bremner, Lawrence H. Brown, William J. Schneider and Eugene S. Sunshine. During the fiscal year ended April 30, 2005, the Audit Committee met four times.



   The Nominating and Governance Committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the Committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to trustee compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources (including shareholders) as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Lawrence H. Brown, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale and Eugene S. Sunshine. During the fiscal year ended April 30, 2005, the Nominating and Governance Committee met five times.



   The Dividend Committee is authorized to declare distributions on the Trust's shares, including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown and Jack B. Evans. During the fiscal year ended April 30, 2005, the Dividend Committee met four times.



   The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management, and other regulatory matters affecting the Fund that are not otherwise the jurisdiction of the other board committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Fund and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are Lawrence H. Brown, William C. Hunter, David J. Kundert, William J. Schneider, Chair, and Judith M. Stockdale. During the fiscal year ended April 30, 2005, the Compliance, Risk Management and Regulatory Oversight Committee met three times.


   The Trustees of the Trust are directors or trustees, as the case may be, of 42 Nuveen open-end funds and 113 Nuveen closed-end funds, except David J. Kundert is trustee of 42 Nuveen open-end funds and 111 closed-end funds managed by NAM.

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2004:

                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Robert P. Bremner......        $0                Over $100,000
      Lawrence H. Brown......        $0                Over $100,000
      Jack B. Evans..........        $0                Over $100,000
      William C. Hunter......        $0             $50,000-$100,000
      David J. Kundert*......        $0                           $0
      William J. Schneider...        $0                Over $100,000
      Judith M. Stockdale....        $0                Over $100,000
      Timothy R. Schwertfeger        $0                Over $100,000
      Eugene S. Sunshine*....        $0             $50,000-$100,000

--------
   * Mr. Kundert and Mr. Sunshine did not serve on the Board as of December 31, 2004.

   No trustee who is not an interested person of the Trust owns beneficially or of record, any security of NAM, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM or Nuveen.

   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended April 30, 2005.


                          Aggregate      Amount of Total    Total Compensation
                         Compensation   Compensation that     from Fund and
     Name of Trustee     From Trust/1/ Has Been Deferred/2/  Fund Complex/3/
     ---------------     ------------  -------------------  ------------------
 William E. Bennett/4/..   $   633           $  633              $  7,333
 Robert P. Bremner......    10,266            1,569               116,250
 Lawrence H. Brown......    10,284               --               112,250
 Jack B. Evans..........    11,016            2,781               118,625
 William C. Hunter/5/...     9,704            9,704               101,750
 Anne E. Impellizzeri/6/     9,813            9,813               100,350
 William L. Kissick/6/..     8,151            6,665                86,000
 David J. Kundert/7/....     1,462            1,462                15,810
 Thomas E. Leafstrand/6/     3,199               --                26,000
 Peter R. Sawers/6/.....     9,331            9,331                97,750
 William J. Schneider...     9,873            9,873               113,000
 Judith M. Stockdale....     9,367            3,525               103,100
 Eugene S. Sunshine/8/..     1,551            1,551                17,310
 Sheila W. Wellington/6/     2,379            2,379                25,250


--------
 /1/The compensation paid to the independent trustees for the fiscal year ended
   April 30, 2005 for services to the Trust.

 /2/Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

 /3/Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending April 30, 2005 for services to the open-end and closed-end funds advised by NAM.

 /4/Mr. Bennett resigned as Trustee on April 30, 2004.

 /5/Mr. Hunter became a Trustee on May 16, 2004.

/6/Under the Fund's retirement policy for Independent Board Members, which provides that Independent Board Members will retire at the earlier of age 72 or after board service of 15 years, Board Members Leafstrand and Wellington retired on June 30, 2004. In addition, Board Members Impellizzeri, Kissick and Sawers, who had not reached the age or service period at which retirement would be called for under the retirement policy, also retired on June 30, 2004. At the time of their retirement, Board Members Impellizzeri, Kissick and Sawers each received a payment of $75,000 as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the term specified in the current retirement policy.

 /7/Mr. Kundert became a Trustee on February 23, 2005.

/8/Mr. Sunshine became a Trustee on February 23, 2005.

Compensation

   The trustee affiliated with Nuveen and NAM serves without any compensation from the Funds. Trustees who are not affiliated with Nuveen or NAM ("Independent Trustees") as of January 1, 2005 receive a $85,000 annual retainer for all Nuveen Funds, plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled, board meeting; (c) a fee of $1,000 per day for attendance in person at an Audit Committee or Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance is required, $500 per day for Compliance, Risk Management and Regulatory Oversight Committee attendance by telephone or in person where in-person attendance is not required and $750 per day for Audit Committee attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the Dividend Committee; and (e) a fee of $500 per day for attendance in person at all other committee meetings (including ad hoc committee meetings and shareholder meetings) on a day on which no regularly scheduled Board meeting is held in which in-person attendance is required and $250 per day for attendance by telephone or in person at such meetings where in-person attendance is not required, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairpersons of the Audit, Compliance, Risk Management and Regulatory Oversight, and Nominating and Governance Committees shall receive $5,000 to be paid as an addition to the annual retainer paid to such individuals. When ad hoc committees are organized, the Board may provide for additional compensation to be paid to the members of such committees. The annual retainer, fees and expenses are allocated among the funds managed by NAM, on the basis of relative net asset sizes although fund management may, in its discretion, establish a minimum amount to be allocated to each fund. As noted above, Board Members Impellizzeri, Kissick and Sawers retired on June 30, 2004. These three Board Members each received a payment at the time of their retirement as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the time specified in the current retirement policy. The Board Member affiliated with Nuveen and the Adviser serves without any compensation from the Funds.

   Nuveen Investments, Inc. ("JNC") maintains its charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program.

   The independent trustees of the funds managed by NAM are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC.


   As of August 8, 2005, the officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each of the Funds.

   The following table sets forth the percentage ownership of each person, who, as of August 8, 2005 owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                                       Percentage
                                                                           of
NAME OF FUND AND CLASS                  NAME AND ADDRESS OF OWNER      Ownership
----------------------                  ------------------------------ ----------
Nuveen All-American Municipal Bond Fund Citigroup Global Markets Inc.     5.07%
  Class A Shares....................... House
                                        Attn: Peter Booth 7th Floor
                                        333 West 34th Street
                                        New York, NY 10001-2402

                                        MLPF&S for the Sole Benefit of   15.24%
                                        its Customers
                                        Attn: Fund Admin. Sec. 974T2
                                        4800 Deer Lake Drive E.
                                        3rd Floor
                                        Jacksonville, FL 32246-6484

Nuveen All-American Municipal Bond Fund MLPF&S for the Sole Benefit of   25.01%
  Class B Shares....................... its Customers
                                        Attn: Fund Admin. Sec. 97NB8
                                        4800 Deer Lake Drive E.
                                        3rd Floor
                                        Jacksonville, FL 32246-6484

Nuveen All-American Municipal Bond Fund Citigroup Global Markets Inc.     6.83%
  Class C Shares....................... House
                                        Attn: Peter Booth 7th Floor
                                        333 West 34th Street
                                        New York, NY 10001-2402

                                        MLPF&S for the Sole Benefit of   41.54%
                                        its Customers
                                        Attn: Fund Admin. Sec. 97BM0
                                        4800 Deer Lake Drive E.
                                        3rd Floor
                                        Jacksonville, FL 32246-6484

Nuveen All-American Municipal Bond Fund Nikki L. Teik TTEE &              5.76%
  Class R Shares....................... Robert J. Teik TTEE
                                        The Teik Family Trust
                                        U/A dated 7/27/1998
                                        20 Lakeside Drive
                                        S. Barrington, IL 60010-5311

                                                                     Percentage
                                                                         of
NAME OF FUND AND CLASS                NAME AND ADDRESS OF OWNER      Ownership
----------------------                ------------------------------ ----------
                                      Alice B. Bonnet                   9.14%
                                      P.O. Box 669
                                      La Porte, IN 46352-0669

                                      Kenneth Z. Slater                20.77%
                                      Richard J. Slater
                                      The Kendall Trust U/A
                                      6/20/2002
                                      c/o George Famigillo Jr. CPA
                                      1634 Main Street
                                      Sarasota, FL 34236-5811

Nuveen High Yield Municipal Bond Fund Citigroup Global Markets Inc.     5.46%
  Class A Shares..................... House
                                      Attn: Peter Booth 7th Floor
                                      333 West 34th Street
                                      New York, NY 10001-2402

                                      MLPF&S for the Sole Benefit of   20.61%
                                      its Customers
                                      Attn: Fund Admin. Sec. 97E84
                                      4800 Deer Lake Drive E.
                                      3rd Floor
                                      Jacksonville, FL 32246-6484

Nuveen High Yield Municipal Bond Fund MLPF&S for the Sole Benefit of   19.64%
  Class B Shares..................... its Customers
                                      Attn: Fund Admin.
                                      4800 Deer Lake Drive E.
                                      3rd Floor
                                      Jacksonville, FL 32246-6484

Nuveen High Yield Municipal Bond Fund Citigroup Global Markets Inc.     9.58%
  Class C Shares..................... House
                                      Attn: Peter Booth 7th Floor
                                      333 West 34th Street
                                      New York, NY 10001-2402

                                      MLPF&S for the Sole Benefit of   38.07%
                                      its Customers
                                      Attn: Fund Admin.
                                      4800 Deer Lake Drive E.
                                      3rd Floor
                                      Jacksonville, FL 32246-6484

                                                                              Percentage
                                                                                  of
NAME OF FUND AND CLASS                      NAME AND ADDRESS OF OWNER         Ownership
----------------------                      --------------------------------- ----------
Nuveen High Yield Municipal Bond Fund       Charles Schwab & Co. Inc. for the   40.42%
  Class R Shares........................... Benefit of their Customers
                                            4500 Cherry Creek Drive S.
                                            Denver, CO 80018

Nuveen Insured Municipal Bond Fund          Citigroup Global Markets Inc.       10.23%
  Class B Shares........................... House
                                            Attn: Peter Booth 7th Floor
                                            333 West 34th Street
                                            New York, NY 10001-2402

                                            MLPF&S for the Sole Benefit of      12.11%
                                            its Customers
                                            Attn: Fund Admin. Sec. 97NB1
                                            4800 Deer Lake Drive E.
                                            3rd Floor
                                            Jacksonville, FL 32246-6484

Nuveen Insured Municipal Bond Fund          Citigroup Global Markets Inc.        5.70%
  Class C Shares........................... House
                                            Attn: Peter Booth 7th Floor
                                            333 West 34th Street
                                            New York, NY 10001-2402

                                            MLPF&S for the Sole Benefit of      14.99%
                                            its Customers
                                            Attn: Fund Admin. Sec. 97GW6
                                            4800 Deer Lake Drive E.
                                            3rd Floor
                                            Jacksonville, FL 32246-6484

Nuveen Intermediate Duration Municipal Bond Charles Schwab & Co. Inc. for the    6.72%
  Fund Class A Shares...................... Benefit of their Customers
                                            P.O. Box 173797
                                            Denver, CO 80217-3797

                                            MLPF&S for the Sole Benefit of       7.84%
                                            its Customers
                                            Attn: Fund Admin. Sec. 97GX8
                                            4800 Deer Lake Drive E.
                                            3rd Floor
                                            Jacksonville, FL 32246-6484

                                                                           Percentage
                                                                               of
NAME OF FUND AND CLASS                      NAME AND ADDRESS OF OWNER      Ownership
----------------------                      ------------------------------ ----------
Nuveen Intermediate Duration Municipal Bond Citigroup Global Markets Inc.     5.52%
  Fund Class B Shares...................... House
                                            Attn: Peter Booth 7th Floor
                                            333 West 34th Street
                                            New York, NY 10001-2402

                                            MLPF&S for the Sole Benefit of   34.78%
                                            its Customers
                                            Attn: Fund Admin. Sec. 97NB0
                                            4800 Deer Lake Drive E.
                                            3rd Floor
                                            Jacksonville, FL 32246-6484

Nuveen Intermediate Duration Municipal Bond MLPF&S for the Sole Benefit of   48.88%
  Fund Class C Shares...................... its Customers
                                            Attn: Fund Admin. Sec. 97GX9
                                            4800 Deer Lake Drive E.
                                            3rd Floor
                                            Jacksonville, FL 32246-6484

Nuveen Limited Term Municipal Bond Fund     Citigroup Global Markets Inc.    15.84%
  Class A Shares........................... House
                                            Attn: Peter Booth 7th Floor
                                            333 West 34th Street
                                            New York, NY 10001-2402

                                            MLPF&S for the Sole Benefit of   18.56%
                                            its Customers
                                            Attn: Fund Admin. Sec. 973N5
                                            4800 Deer Lake Drive E.
                                            3rd Floor
                                            Jacksonville, FL 32246-6484

Nuveen Limited Term Municipal Bond Fund     Citigroup Global Markets Inc.     8.59%
  Class C Shares........................... House
                                            Attn: Peter Booth 7th Floor
                                            333 West 34th Street
                                            New York, NY 10001-2402

                                            MLPF&S for the Sole Benefit of   48.23%
                                            its Customers
                                            Attn: Fund Admin. Sec. 97HW4
                                            4800 Deer Lake Drive E.
                                            3rd Floor
                                            Jacksonville, FL 32246-6484

                                                                          Percentage
                                                                              of
NAME OF FUND AND CLASS                  NAME AND ADDRESS OF OWNER         Ownership
----------------------                  --------------------------------- ----------
Nuveen Limited Term Municipal Bond Fund
  Class R Shares....................... Charles Schwab & Co. Inc. for the    7.03%
                                        Benefit of their Customers
                                        4500 Cherry Creek Drive S.
                                        Denver, CO 80018

                                        Kenneth Z. Slater                   30.34%
                                        Richard J. Slater
                                        The Kendall Trust
                                        c/o George Famigillo Jr. CPA
                                        1634 Main Street
                                        Sarasota, FL 34236-5811


INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally

   NAM acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. NAM also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

   NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of the Funds' shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Exchange-Traded Funds. Nuveen and NAM are subsidiaries of JNC, which is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.


   Pursuant to an investment management agreement between NAM and the Trust, prior to August 1, 2004, each of the Funds except the Nuveen High Yield Fund and the Nuveen Limited Term Fund agreed to pay an annual management fee at the rates set forth below:


                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .5000%
                   For the next $125 million.....   .4875%
                   For the next $250 million.....   .4750%
                   For the next $500 million.....   .4625%
                   For the next $1 billion.......   .4500%
                   For the next $3 billion.......   .4250%
                   For net assets over $5 billion   .4125%

   Prior to August 1, 2004, the Nuveen High Yield Fund agreed to pay an annual management fee at the rates set forth below:


                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .6000%
                   For the next $125 million.....   .5875%
                   For the next $250 million.....   .5750%
                   For the next $500 million.....   .5625%
                   For the next $1 billion.......   .5500%
                   For net assets over $2 billion   .5250%


   Prior to August 1, 2004, the Nuveen Limited Term Fund agreed to pay an annual management fee at the rates set forth below:


                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .4500%
                   For the next $125 million.....   .4375%
                   For the next $250 million.....   .4250%
                   For the next $500 million.....   .4125%
                   For the next $1 billion.......   .4000%
                   For the next $3 billion.......   .3750%
                   For net assets over $5 billion   .3625%


   A complex-wide fee schedule for all Funds managed by NAM and its affiliates, including the Funds, went into effect on August 1, 2004. This complex-wide fee schedule initially marginally decreased the rate at which management fees were paid by the Funds. As assets in the Nuveen Fund Complex grow, the management fee rates paid by the Funds will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.


   NAM has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses in order to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding 0.75% of the Intermediate Duration Fund's average daily net assets, and 0.975% of the Insured Fund's average daily net assets.


   Each Fund's management fee is divided into two components--a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. The pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the Funds' effective management fees were reduced by approximately ..0101% at July 31, 2005.


   Each Fund's management fee will equal the sum of a fund-level fee and a complex-level fee.

   Each of the Funds, except the Limited Term Fund and the High Yield Fund, has agreed to pay an annual fund-level management fee payable monthly, based upon the average daily net assets of each Fund as follows:

                     Average Daily Net Assets        Rate
                     ------------------------       -----
                     For the first $125 million.... .3000%
                     For the next $125 million..... .2875%
                     For the first $250 million.... .2750%
                     For the first $500 million.... .2625%
                     For the next $1 billion....... .2500%
                     For the next $3 billion....... .2250%
                     For net assets over $5 billion .2125%

   The High Yield Fund has agreed to pay an annual fund-level management fee according to the following schedule:

                     Average Daily Net Assets        Rate
                     ------------------------       -----
                     For the first $125 million.... .4000%
                     For the next $125 million..... .3875%
                     For the first $250 million.... .3750%
                     For the first $500 million.... .3625%
                     For the next $1 billion....... .3500%
                     For net assets over $2 billion .3250%

   The Limited Term Fund has agreed to pay an annual fund-level management fee according to the following schedule:

                     Average Daily Net Assets        Rate
                     ------------------------       -----
                     For the first $125 million.... .2500%
                     For the next $125 million..... .2375%
                     For the first $250 million.... .2250%
                     For the first $500 million.... .2125%
                     For the next $1 billion....... .2000%
                     For the next $3 billion....... .1750%
                     For net assets over $5 billion .1625%

   The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

                                                  Complex-Level
                 Complex-Level Assets/(1)/             Fee
                 -------------------------        -------------
                 First $55 billion...............     .2000%
                 Next $1 billion.................     .1800%
                 Next $1 billion.................     .1600%
                 Next $3 billion.................     .1425%
                 Next $3 billion.................     .1325%
                 Next $3 billion.................     .1250%
                 Next $5 billion.................     .1200%
                 Next $5 billion.................     .1175%
                 Next $15 billion................     .1150%
                 For Assets over $91 billion/(2)/     .1400%


/(1)/The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund, including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.



/(2)/With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined. In addition to the management fee, each Fund also pays a portion of Nuveen Municipal Trust's general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.


   For the last three fiscal years, the Funds paid net management fees as follows:


                               Management Fees Net of Expense    Fee Waivers and Expense
                                  Reimbursement Paid to NAM      Reimbursements from NAM
                                     for the Year Ended            for the Year Ended
                             ----------------------------------- -----------------------
                               4/30/03     4/30/04     4/30/05   4/30/03 4/30/04 4/30/05
                             ----------- ----------- ----------- ------- ------- -------
Nuveen High Yield Fund...... $   815,314 $ 2,065,153 $ 5,091,240   --      --      --
Nuveen All-American Fund....   1,708,283   1,709,991   1,663,030   --      --      --
Nuveen Insured Fund.........   4,263,341   4,499,174   4,226,901   --      --      --
Nuveen Intermediate Duration
  Fund......................  13,027,941  12,722,332  12,003,177   --      --      --
Nuveen Limited Term Fund....   2,981,539   3,815,874   3,575,113   --      --      --

   In addition to the management fee of NAM, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.


   The Funds, the other Nuveen Funds, NAM, and other related entities have adopted a code of ethics, which essentially prohibits all Nuveen Fund management personnel, including Nuveen Fund portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.


The Portfolio Managers

   Unless otherwise indicated, the information below is provided as of the date of this SAI.

   The following individuals have primary responsibility for the day-to-day implementation of the Funds' investment strategies:

                Name                  Fund
                William M. Fitzgerald Intermediate Duration Fund
                J. Thomas Futrell     All-American Fund
                John V. Miller        High Yield Fund
                Daniel S. Solender    Insured Fund
                                      Limited Term Fund

   Other Accounts Managed. In addition to managing the Funds, the portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts:


                                                       Number of
Portfolio Manager         Type of Account Managed      Accounts      Assets*
-----------------     -------------------------------- --------- --------------
William M. Fitzgerald Registered Investment Companies      1     $2,649,430,805
                      Other Pooled Investment Vehicles     0
                      Other Accounts                       5     $    1,300,000
J. Thomas Futrell.... Registered Investment Companies      1     $  356,060,961
                      Other Pooled Investment Vehicles     0
                      Other Accounts                       5     $      669,000
John V. Miller....... Registered Investment Companies      4     $  725,678,459
                      Other Pooled Investment Vehicles     1     $   34,000,000**
                      Other Accounts                       8     $      839,000**
Daniel S. Solender... Registered Investment Companies     13     $9,185,428,274
                      Other Pooled Investment Vehicles     0
                      Other Accounts                       1     $       68,000


* Assets are as of April 30, 2005




**Assets are as of July 31, 2005


   Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of JNC (the parent company of the Adviser). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. The portfolio manager's performance is evaluated in part by comparing manager's performance against a specified investment benchmark. This fund-specific benchmark is a customized subset (limited to bonds in each Fund's specific state and with certain maturity parameters) of the S&P/Investortools Municipal Bond index, an index comprised of bonds held by managed municipal bond fund customers of Standard & Poor's Securities Pricing, Inc. that are priced daily and whose fund holdings aggregate at least $2 million. As of May 31, 2005, the S&P/Investortools Municipal Bond index was comprised of 44,603 securities with an aggregate current market value of $832 billion.

   Base salary. Each portfolio manager is paid a base salary that is set at a level determined by the Adviser in accordance with its overall compensation strategy discussed above. The Adviser is not under any current contractual obligation to increase a portfolio manager's base salary.

   Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the Adviser's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the Adviser's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of JNC, Inc. in achieving its business objectives.

   Long-term incentive compensation. Each portfolio manager is eligible to receive bonus compensation in the form of equity-based awards issued in securities issued by JNC. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in his long-term potential with the firm.

   Material Conflicts of Interest. Each portfolio manager's simultaneous management of the Funds and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of a Fund and the other account. The Adviser, however, believes that such potential conflicts are mitigated by the fact that the Adviser has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, the Adviser has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

   Beneficial Ownership of Securities. As of April 30, 2005, each portfolio manager beneficially owned the following dollar range of equity securities issued by the Funds and other Nuveen Funds managed by that portfolio manager:



                                                                         Dollar range of
                                                                        equity securities
                                                                        beneficially owned
                                                      Dollar range of    in the remainder
                                                     equity securities   of Nuveen funds
                                                     beneficially owned     managed by
Name of Portfolio Manager Fund                            in Fund       portfolio manager
------------------------- ----                       ------------------ ------------------
  William M. Fitzgerald.. Intermediate Duration Fund  $50,001-$100,000             N/A

  J. Thomas Futrell...... All-American Fund                 $0-$10,000             N/A

  John V. Miller......... High Yield Fund                   $0-$10,000      $0-$10,000

  Daniel S. Solender..... Limited Term Fund                          0               0
                          Insured Fund                               0


Investment Adviser and Investment Management Agreement

Approval of Investment Management Agreement

   At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent trustees, unanimously approved the Investment Management Agreement between each Fund and NAM (the "Adviser").

The Approval Process

   To assist the Board in its evaluation of an advisory contract with the Adviser, the independent trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by the Adviser; the organization of the Adviser, including the responsibilities of various departments and key personnel; the respective Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") as described below; the profitability of the Adviser and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of the Adviser in providing the various services; the advisory fees of the Adviser, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of the Adviser's management fees with the fees the Adviser assesses to other types of investment products or accounts, if any; the soft dollar practices of the Adviser; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

   In addition to the foregoing materials, independent legal counsel to the independent trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the board in voting on advisory agreements.

   At the Board meeting, the Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the trustees considered the advisory contracts with the Adviser. The independent trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund;
(d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services

   In evaluating the nature, extent and quality of the Adviser's services, the trustees reviewed information concerning the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; narrative and statistical information concerning the respective Fund's performance record and how such performance compares to the Fund's Peer Group; information describing the Adviser's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the trustees received materials regarding the changes or additions in personnel of the Adviser. The trustees further noted the willingness of the personnel of the Adviser to engage in open, candid discussions with the Board. The trustees further considered the quality of the Adviser's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of the Adviser. In their review of advisory contracts for the fixed income funds, the trustees also noted that Nuveen won the 2004 Lipper Award for Best Fund Family: Fixed Income-Large Asset Class. Given the trustees' experience with the Funds, other Nuveen funds and the Adviser, the trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Adviser.

   In addition to advisory services, the independent trustees considered the quality of the administrative or non-advisory services provided. In this regard, the Adviser provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Adviser and its affiliates provide each Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the trustees considered, in particular, the Adviser's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The trustees noted the Adviser's focus on compliance and its compliance systems. In their review, the trustees considered, among other things, the additions of experienced personnel to the Adviser's compliance group and modifications and other enhancements to the Adviser's computer systems. In addition to the foregoing, the trustees also noted that the Adviser outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.

   With respect to services provided to the Funds, the trustees also noted, among other things, the enhancements the Adviser has implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify the Adviser's computer systems as necessary to support the innovations of the municipal investment team (such as the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments).

   Based on their review, the trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreements were of a high level and were quite satisfactory.

The Investment Performance of the Fund and the Adviser

   As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance and the Fund's performance compared to its Peer Group if available. In evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a Fund still would not adequately reflect such Fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Peer Group. The trustees evaluated, among other things, a Fund's one, three and five year total returns (as available) for the periods ending December 31, 2004 relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all funds in the Peer Group. Based on their review, the trustees determined that each Fund's absolute and relative investment performance over time had been satisfactory.

Fees, Expenses and Profitability

   Fees and Expenses. In evaluating the management fees and expenses that a Fund is expected to bear, the trustees considered the respective Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and respective expense ratios of the unaffiliated funds in its Peer Group. The trustees reviewed the financial information of the Adviser, including its respective revenues, expenses and profitability. In reviewing fees, the trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursement and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in its Peer Group and peer averages. In this regard, the trustees noted that the relative ranking of the Nuveen Funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain Funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Economies of Scale. In addition to the foregoing, in their review of the fee and expense information provided for the municipal funds, including, in particular, the expense ratios of the unaffiliated funds in the Peer Group, the trustees determined that such Funds' net total expense ratios were within an acceptable range compared to such peers.


   Comparisons with the Fees of Other Clients. The trustees further compared the fees of the Adviser to the fees the Adviser or an affiliate thereof assessed for other types of clients. Such other clients included clients investing in municipal funds, such as municipal managed accounts. With respect to municipal managed accounts, the advisory fees for such accounts are generally lower than those charged to the comparable Fund. The trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. For instance, as described above, the Adviser and its affiliates provide numerous services to the Funds, including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.



   Profitability of the Adviser. In conjunction with its review of fees, the trustees also considered the profitability of the Adviser. The trustees reviewed the Adviser's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the trustees reviewed the Adviser's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors, including the types of funds managed, expense allocations, business mix, etc., and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the trustees considered the Adviser's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by the Adviser. Based on their review, the trustees were satisfied that the Adviser's level of profitability from its relationship with each Fund was reasonable in light of the services provided.


   In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Indirect Benefits below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

   In reviewing the compensation, the trustees have long understood the benefits of economies of scale as the assets of a fund grows and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

Indirect Benefits

   In evaluating fees, the trustees also considered any indirect benefits or profits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the trustees considered any benefits from soft dollar arrangements. The trustees noted that although the Adviser manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that the Adviser typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, the Adviser does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services.

   In addition to soft dollar arrangements, the trustees also considered any other revenues, if any, received by the Adviser or its affiliates. In this regard, for Funds with 12b-1 plans, the trustees received and considered the amount 12b-1 fees retained by Nuveen during the last calendar year. The trustees noted that the vast majority of the 12b-1 fees received by Nuveen are ultimately paid to other financial advisers.

Other Considerations

   Nuveen, until recently, was a majority owned subsidiary of St. Paul Travelers. As noted, St. Paul Travelers earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of the Adviser. Pursuant to a series of transactions, St. Paul Travelers has begun to reduce its interest in Nuveen which will ultimately result in a change of control of Nuveen and therefore the Adviser. As mandated by the 1940 Act, such a change in control would result in an assignment of the advisory agreement with the Adviser and the automatic termination of such agreement. Accordingly, the Board also considered the approval of a New Investment Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul Travelers' interest will have an impact on the various factors they considered in approving the Adviser, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul Travelers transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of the Adviser; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by the Adviser to finance certain of the transactions; the ability of the Adviser to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of the Adviser. Based on its review, the Board determined that St. Paul Travelers' divestiture would not affect the nature and quality of services provided by the Adviser, the terms of the Investment Management Agreements, including the fees thereunder, and would not materially affect the organization or operations of the Adviser. Accordingly, the Board determined that their analysis of the various factors regarding their approval of the Adviser would continue to apply after the change of control.

Approval

   The trustees did not identify any single factor discussed previously as all-important or controlling. The trustees, including a majority of independent trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Adviser's fees are reasonable in light of the services provided to each Fund, that the renewal of the Investment Management Agreements should be approved, and that the new, post-change of control Investment Management Agreements be approved and recommended to shareholders.

Proxy Voting Policies

   The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the 1940 Act, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.

   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Trustees or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the Fund's Board of Trustees and made available to shareholders as required by applicable rules.

PORTFOLIO TRANSACTIONS

   NAM is responsible for decisions to buy and sell securities for the Funds, the placement of the Funds' securities business, the negotiation of the prices to be paid or received for principal trades, and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter in a new issue offering or in the over-the-counter secondary market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.

   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay significant amounts of brokerage commissions. Brokerage will not be allocated based on the sale of a Fund's shares. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. It is the policy of NAM to seek the best execution under the circumstances of each trade. NAM evaluates price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondarily in determining best execution. Given the best execution obtainable, it may be NAM's practice to select dealers that, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to NAM. It is not possible to place a dollar value on information and statistical and other services received from received from dealers. Since it is only supplementary to NAM's own research efforts, the receipt of research information is not expected to reduce significantly NAM's expenses. While NAM will be primarily responsible for the placement of the portfolio transactions of the Funds, the policies and practices of NAM in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.


   NAM may manage other investment companies and investment accounts for other clients that have investment objectives similar to the Funds. Subject to applicable laws and regulations, NAM seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment or need to raise cash, and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities (or in the case of dispositions, the demand for securities) available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from NAM's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.


NET ASSET VALUE

   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the New York Stock Exchange (the "NYSE") is normally open for trading. The NYSE is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing (a) the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by (b) the number of shares of the class outstanding.

   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by an independent pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute the vast majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

   Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial, or administrative action, and any such change may be retroactive with respect to the Funds' transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal, state, and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies), the securities (other than the securities of other regulated investment companies) of two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.


   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify shareholders who will be required to include in income for income tax purposes their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In this case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect to these shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on non-appropriation lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures, swaps and options thereon, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations or for the lower tax rates on qualified dividend income.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed may effectively be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than one year will generally be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for not more than one year and other ordinary income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in material compliance with these requirements and consequently it is anticipated that they generally will not be required to pay any material amount of the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations). Distributions to its corporate shareholders should qualify for the dividends received deduction, and distributions to its individual shareholders should be taxable as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits and to the extent certain holding period requirements and other requirements are satisfied. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisors before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations that meet the definition of private activity bonds under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

   The Funds are required in certain circumstances to withhold the applicable rate (currently 28%) of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the Code.

State Tax Matters

   Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. In general, exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states. Shareholders are urged to contact their tax advisors regarding state and local tax laws affecting an investment in shares of a Fund.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares as described below.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.


   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan and $250 for accounts opened through fee-based programs). You may not purchase Class B Shares if you are a single purchaser placing a purchase order of $100,000 or more of Fund shares. You may not purchase Class C Shares if you are a single purchaser placing a purchase order of $250,000 or more of Fund shares. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A Shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.


   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plans." Set forth below is an example of the method of computing the offering price of the Class A Shares of a Fund. The example assumes a purchase on April 30, 2005 of Class A shares from the Nuveen Insured Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A Shares.

  Net Asset Value per share........................................... $11.04
  Per Share Sales Charge--4.20% of public offering price (4.35% of net
  asset value per share)..............................................    .48
                                                                       ------
  Per Share Offering Price to the Public.............................. $11.52


   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

Rights of Accumulation

   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

Letter of Intent

   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class B or Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts that would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Reinvestment of Nuveen Defined Portfolio Distributions

   You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

   Also, investors will be able to buy Class A Shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.

Group Purchase Programs

   If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 in the Fund, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant in the program is $50. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free at (800) 257-8787.

Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure

   You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

Elimination of Sales Charge on Class A Shares

   Class A Shares of a Fund may be purchased at net asset value without a sales charge by the following categories of investors:

  . investors purchasing $1,000,000 or more; Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts.
  . officers, trustees and former trustees of the Nuveen and former Flagship Funds;

  . bona fide, full-time and retired employees and directors of Nuveen, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings);

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and which either
     (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on such purchases equal to 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% (0.50% for the Intermediate Duration Fund) of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

   For investors that purchased Class A Shares at net asset value because they purchased such shares through an eligible employer-sponsored qualified defined contribution plan or because the purchase amount equaled or exceeded $1 million and the Authorized Dealer did not waive the sales commission, a contingent deferred sales charge of 1.00% will be assessed on redemptions within 18 months of purchase.

   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:


  . officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen;



  . bona fide, full-time and retired employees and directors of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . direct institutional advisory clients of Nuveen and its affiliates investing $1,000,000 or more;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and


  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.




   Any shares purchased by investors falling within any of the first three categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.


   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account service. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the same types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase (except in cases where the shareholder's financial advisor agreed to waive the right to receive an advance of the first year's distribution and service fee).

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

   The CDSC may be waived or reduced under the following special circumstances:
1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Classes A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the advisor refunds the advanced service and distribution fees to Nuveen; and 10) redemptions of Class C Shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your advisor consents up front to receiving the appropriate service and distribution fee on the Class C Shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530.

   Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of one of the Funds at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See "Frequent Trading Policy" below.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Suspension of Right of Redemption

   Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.

Redemption In Kind

   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the 90-day period.

Frequent Trading Policy

   The Fund's Frequent Trading Program is as follows:

   Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors periodically to make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

   1. Definition of Round Trip

   A Round Trip trade is the purchase and subsequent redemption of a substantially similar dollar amount of Fund shares within a 60-day period representing at least 25% of the value of the shareholder's account on the date of the most recent transaction. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

   2. Round Trip Trade Limitations

   Nuveen Funds limit the frequency of Round Trip trades that may be placed in a Fund. For transactions of an amount less than 1% of a Fund's net assets, an investor may make no more than four Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. For transactions of an amount equal to or greater than 1% of a Fund's net assets, an investor may make no more than two Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. A purchase transaction identified as being by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the Funds to be related. Nuveen Funds will restrict the trading privileges of any shareholder who makes a Round Trip trade within a 30-day period, and also reserves the right to restrict the trading privileges of a financial advisor acting on behalf of such a shareholder.

   3. Definition of Frequent Trader

   An investor (and/or the investor's financial advisor) who makes more than one Round Trip trade will be deemed a Frequent Trader. Nuveen Funds reserve the right to deem any investor (and/or their financial advisor) as a Frequent Trader based on the size, pattern or other characteristics of their trading activity. Frequent Traders are subject to specific rules regarding the size and process for submission of their trades.

   4. Rules Governing Trades Placed by Frequent Traders


   Frequent Traders must place their orders telephonically directly with Nuveen. (Please note that telephonic redemption orders cannot exceed $50,000 unless the shareholder has established wire transfer instructions with the transfer agent.) All orders must be placed prior to 1:00 p.m. New York time and are non-cancelable. Orders may be placed for next-day settlement, but Nuveen Funds reserve the right to require that a trade be placed for regular-way settlement. Nuveen Funds will not accept further purchase orders if the value of a Frequent Trader's account(s) exceeds 2% of a Fund's net assets.


   5. Enforcement

   Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Funds. Nuveen Funds may also bar an investor (and/or the investor's financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict their existing account(s) to redemptions only. Nuveen Funds reserve the right at their sole discretion to (a) interpret the terms and application of these policies, (b) to waive unintentional or minor violations if Nuveen Funds determine that doing so does not harm the interests of Fund shareholders, and
(c) to exclude the application of its provisions to certain classes of redemptions, as set forth in each fund's Statement of Additional Information. The Funds may modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances. The ability of Nuveen Funds to implement the Frequent Trading Policy for omnibus accounts at certain distributors may be dependent on those distributors furnishing the Funds with sufficient shareholder information to permit monitoring of trade activity and enforcement of the Policy's terms.

Exclusions from the Frequent Trading Policy

   As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive "wrap" fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1 % monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; (vi) involuntary redemptions caused by operation of law; (vii) redemptions in connection with a payment of account or plan fees; and (viii) redemptions in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.

   In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code ("Code") from a retirement plan: (a) upon attaining age 591/2; (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer's plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder's life expectancy, including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 591/2; and (ii) redemptions to satisfy required minimum distributions after age 701/2 from an IRA account.


DISCLOSURE OF PORTFOLIO HOLDINGS

   The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of each Fund's portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Funds' publicly accessible website, www.nuveen.com. Currently, each Fund publishes on the website complete portfolio holdings information as of the end of each month. For Municipal Funds, this information is posted approximately 2-5 business days after the end of the month as of which the information is current and for all other Funds this information is posted approximately 2-5 business days after the end of the month following the month as of which the information is current. Additionally, all Funds publish on the website a list of top ten holdings as of the end of each month, approximately 2-5 business days after the end of the month for which the information is current. This information will remain available on the website at least until a Fund files with the SEC its Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.

   Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds' website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient's duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Funds may disclose on an ongoing basis non-public portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including their investment adviser and/or subadviser(s), independent registered public accounting firm, custodian, financial printer (R. R. Donnelley Financial and Financial Graphic Services), proxy voting service(s) (including Institutional Shareholder Services, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Funds' independent trustees (Chapman & Cutler). Also, the Funds' investment adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the investment adviser to perform portfolio attribution analysis using Vestek's systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Funds' investment adviser and/or subadvisers may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid potential misuse of the disclosed information.

   Non-public portfolio holdings information may be provided to other persons if approved by the Funds' Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

   Compliance officers of the Funds and their investment adviser and subadviser(s) periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Funds' policy. Reports are made to the Funds' Board of Trustees on an annual basis.

   There is no assurance that the Funds' policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" and "Systematic Investing" in the applicable Prospectus.

   If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services ("BFDS"), the Funds' shareholder services agent. Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor's behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

   The Funds will no longer issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.


   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 and last renewed on July 28, 2005 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

   The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years were as follows (all figures are to the nearest thousand):



                              Year Ended            Year Ended            Year Ended
                            April 30, 2003        April 30, 2004        April 30, 2005
                         --------------------- --------------------- ---------------------
                                       Amount                Amount                Amount
                          Amount of   Retained  Amount of   Retained  Amount of   Retained
                         Underwriting    By    Underwriting    By    Underwriting    By
Fund                     Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
----                     ------------ -------- ------------ -------- ------------ --------
Nuveen High Yield Fund..   $1,152      $--       $2,979      $316      $6,415      $741
Nuveen All-American Fund      566       34          667        81         607        81
Nuveen Insured Fund.....      849       --          696        69         476        64
Nuveen Intermediate
  Duration Fund.........      438       61          343        47         239        39
Nuveen Limited Term
  Fund..................      892       --          637        58         360        61


Other compensation to certain dealers


   NAM, at its own expense, currently provides additional compensation to investment dealers who distribute shares of the Nuveen Mutual Funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or
(b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the Prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen Funds, including costs associated with educating a firm's financial advisors about the features and benefits of Nuveen Funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen Funds.



In 2005, NAM expects that it will pay additional compensation to the following dealers:


      A.G. Edwards & Sons, Inc.
      American Express Financial Advisors Inc.
      Merrill Lynch, Pierce, Fenner & Smith, Inc.
      Morgan Stanley DW Inc.
      Prudential Investments LLC
      Raymond James Group
      Smith Barney
      UBS Financial Services Inc.
      Wachovia Securities LLC

DISTRIBUTION AND SERVICE PLAN


   The Funds have adopted a plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

   The distribution fee applicable to Class B and Class C Shares under each Fund's 12b-1 Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.



   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's 12b-1 Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.



   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the 12b-1 Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the 12b-1 Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the 12b-1 Plan applicable to Class C Shares.


   During the fiscal year ended April 30, 2005, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.


                                                    Compensation Paid
                                             to Authorized Dealers During the
                                                Year Ended April 30, 2005
                                             --------------------------------
           Nuveen High Yield Fund:
               Class A......................            $  922,670
               Class B......................             1,168,582
               Class C......................             2,046,095

           Nuveen All-American Fund:
               Class A......................               449,430
               Class B......................               397,352
               Class C......................               536,742

           Nuveen Insured Fund:
               Class A......................               395,968
               Class B......................               401,530
               Class C......................               256,129


                                                          Compensation Paid
                                                   to Authorized Dealers During the
                                                      Year Ended April 30, 2005
                                                   --------------------------------
        Nuveen Intermediate Duration Fund:
            Class A...............................            $  482,491
            Class B...............................               352,672
            Class C...............................               473,062

        Nuveen Limited Term Fund:
            Class A...............................               999,671
            Class C...............................             1,846,021



   Under each Fund's 12b-1 Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the 12b-1 Plan. The 12b-1 Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the 12b-1 Plan or by vote of a majority of the outstanding voting securities of such class. The 12b-1 Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the 12b-1 Plan cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders. The 12b-1 Plan may not be amended to increase materially the cost that a class of shares may bear under the 12b-1 Plan without the approval of the shareholders of the affected class, and any other material amendments of the 12b-1 Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the 12b-1 Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT


   PricewaterhouseCoopers LLP, independent registered public accounting firm, One North Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors will provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.


   The custodian of the assets of the Funds is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting and portfolio accounting services.

   The Fund's transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, 66 Brooks Drive, Braintree, Massachusetts 02184.

FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   Standard & Poor's Ratings Group--A brief description of the applicable Standard & Poor's Ratings Group ("S&P") rating symbols and their meanings (as published by S&P) follows:

                                Long Term Debt

   An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

   The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

   The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

   The ratings are based, in varying degrees, on the following considerations:

      1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      2. Nature of and provisions of the obligation;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal, and differs from the highest-rated issues only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade Rating

   Debt rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' is regarded as having predominantly speculative characteristics, with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

    The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' debt rating.

C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filling of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-): the ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Provisional Ratings: the letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.* and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                               Commercial Paper

   An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

   Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment.
    They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

   A commercial rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. the ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

   Moody's Investors Service, Inc.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

                                Long Term Debt

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are mostly unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future can not be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

   Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

                               Commercial Paper

   Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by many of the following characteristics:

   --Leading market positions in well-established industries.

   --High rates of return on funds employed.

   --Conservative capitalization structure with moderate reliance on debt and ample asset protection.

   --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   --Well-established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of senior short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

   On June 1, 2000, Fitch IBCA, Inc. and Duff & Phelps, Inc. merged. The combined company name is Fitch, Inc. ("Fitch") and both companies' ratings systems have been combined into a single rating system. A brief description of the applicable Fitch ratings symbols and meanings (as published by Fitch) follows:

                                Long Term Debt

   Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

   Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

   Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

   Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

   Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality.
    The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated "F-1+".

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

   Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories can not fully reflect the differences in the degrees of credit risk.

BB    Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B     Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC   Bonds have certain identifiable characteristics which, if not remedied, may lead to default.
      The ability to meet obligations requires an advantageous business economic environment.

CC    Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C     Bonds are in imminent default in payment of interest or principal.

DDD   Bonds are in default on interest and/or principal payments. Such bonds DD are extremely
DD    speculative and should be valued on the basis of their and D ultimate recovery value in and D liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery of these bonds, and "D" represents the lowest potential for recovery.

                              Short-Term Ratings

   Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificate of deposit, medium-term notes, and municipal and investment notes.

   The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally Strong Credit Quality Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1  Very Strong Credit Quality Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2  Good Credit Quality Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1"
     ratings.

F-3 Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B Speculative issues assigned this rating have minimal capacity for timely payments and are vulnerable to near-term changes in financial and economic conditions.

C High default risk issues where default is a real possibility. Capacity for making timely payments is solely reliant upon a sustained, favorable business and economic environment.

D Default Issues assigned this rating are in actual or imminent payment default.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but NAM will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities that are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures that are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index, which assigns relative values to the tax-exempt bonds included in the index, is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of

Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

Swap Agreements

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and
(iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

   A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.

   Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund's ability to use swap agreements. The swap market is largely unregulated.



                                                                  MAI-NAT-0805D

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated April 30,
                                               2005
                                             -----------------------------------

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if you get your Nuveen Investments Fund dividends and statements directly from
Nuveen Investments.
[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Fund Spotlight sections of this report.

With long-term interest rates still relatively low, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

June 14, 2005



        "No one knows what the future will bring, which is why we think a well-balanced portfolio . . . is an important
                     component in achieving your long-term
                               financial goals."


                             Annual Report  Page 1

  Portfolio Managers' Comments

  In the following discussion, portfolio managers John Miller, Tom Futrell,
  Bill Fitzgerald, and Dan Solender examine economic and market conditions, key investment strategies, and the performance of the Funds. John Miller, who has 12 years of investment experience with Nuveen Investments, has managed the Nuveen High Yield Municipal Bond Fund since 2000. Tom Futrell has 23 years of investment experience and has managed the Nuveen All-American Municipal Bond Fund since 2003. Bill Fitzgerald has managed the Nuveen Intermediate Duration Municipal Bond Fund since 2003 and has 18 years of investment experience. Dan Solender has managed the Nuveen Limited Term Municipal Bond Fund since 2003 and the Nuveen Insured Municipal Bond Fund since 2004. He has 19 years of investment experience.
--------------------------------------------------------------------------------


What factors had the greatest influence on the U.S. economy and the municipal market during the 12 months ended April 30, 2005?

The U.S. economy continued to see solid growth during the past 12 months. Gross domestic product, a measure of the goods and services produced in a nation, grew at an annualized rate of 3.3 percent during the second quarter of 2004,
4.0 percent during the year's third quarter, 3.8 percent in the fourth quarter, and 3.5 percent during the first quarter of 2005. The economy grew despite high energy prices, which fell in the final months of 2004 but rose sharply throughout most of the rest of the period. As another sign of the continued recovering economy, employment trended upward. Nearly 275,000 jobs were created in the final month of the period, and on April 30, 2005, the national unemployment rate was 5.2 percent, below the 5.5 percent rate of a year earlier.

With the economy's expansion came increased concerns about rising inflation. When the period began, it was becoming increasingly apparent that consumer prices, led by the cost of gasoline, were rising. Beginning in June 2004, the Federal Reserve, worried about inflation, started to raise short-term interest rates for the first time in more than four years. During the 12-month period, the Fed increased rates a total of seven times. By April 2005, the short-term federal funds rate was 2.75 percent, up from 1 percent at the start of the period. (After the end of the reporting period, the Fed raised the rate an additional 0.25 percent to 3.00 percent.)

Although inflation generally was rising, its rate of increase was seemingly in line with bond investors' expectations. Accordingly, investors correctly assumed that the Fed would continue its policy of "measured" interest rate hikes and would not need to raise rates more quickly. This confidence that inflation was manageable and that the Fed would proceed in a deliberate fashion supported long-term municipal bond prices, while their yields fell accordingly (a bond's yield and price move in opposite directions). By contrast, shorter-term municipal bond yields rose in line with the Fed's rate hikes. Compared to the rest of the municipal market, high-yield bonds were particularly strong performers. Investors saw in these bonds opportunities to pick up additional income and were willing to take on additional credit risk to do so.

Throughout the period, supply of new municipal debt remained strong. Many issuers sought to take advantage of still-historically low interest rates to refinance outstanding obligations. During the first four months of 2005, for example, new municipal issuance totaled $128 billion, an increase of 8.9 percent compared to the first four months of 2004.

How did the Funds perform during the 12 months ended April 30, 2005?

The table on the next page provides total-return performance information for the five Funds for the one-year, five-year, and ten-year periods ended April 30, 2005. Each Fund's total-return performance is compared to its corresponding

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                             Annual Report  Page 2

Class A Shares--
 Total Returns as of 4/30/05
--------------------------------------------------------------------------------

                                                     Average Annual
                                                  ---------------------
                                                  1-Year 5-Year 10-Year
                                                  ---------------------
        Nuveen High Yield Municipal Bond Fund
         A Shares at NAV                          12.60%  9.86%     N/A
         A Shares at Offer                         7.87%  8.91%     N/A
        Lipper High Yield Municipal Debt Funds
          Category Average/1/                      8.28%  6.31%   5.39%
        Lehman Brothers High Yield Municipal Bond
          Index/2/                                12.58%  7.76%     N/A
        ---------------------------------------------------------------

        Nuveen All-American Municipal Bond Fund
         A Shares at NAV                           7.58%  6.64%   6.05%
         A Shares at Offer                         3.08%  5.73%   5.59%
        Lipper General Municipal Debt Funds
          Category Average/3/                      5.93%  6.12%   5.48%
        Lehman Brothers Municipal Bond Index/4/    6.82%  7.04%   6.48%
        ---------------------------------------------------------------

        Nuveen Insured Municipal Bond Fund
         A Shares at NAV                           6.19%  6.19%   5.72%
         A Shares at Offer                         1.70%  5.29%   5.26%
        Lipper Insured Municipal Debt Funds
          Category Average/5/                      5.89%  6.15%   5.43%
        Lehman Brothers Insured Municipal Bond
          Index/6/                                 7.22%  7.48%   6.69%
        ---------------------------------------------------------------

                                                     Average Annual
                                                  ---------------------
                                                  1-Year 5-Year 10-Year
                                                  ---------------------

         Nuveen Intermediate Duration Municipal
           Bond Fund
          A Shares at NAV                          6.39%  5.70%   5.46%
          A Shares at Offer                        3.18%  5.05%   5.13%
         Lipper General Municipal Debt Funds
           Category Average/3/                     5.93%  6.12%   5.48%
         Lehman Brothers 7-Year Municipal Bond
           Index/7/                                5.15%  6.51%   5.98%
         --------------------------------------------------------------

         Nuveen Limited Term Municipal Bond Fund
          A Shares at NAV                          3.08%  4.84%   4.65%
          A Shares at Offer                        0.47%  4.30%   4.39%
         Lipper Short-Intermediate Municipal Debt
           Funds Category Average/8/               2.16%  4.52%   4.21%
         Lehman Brothers 5-Year Municipal Bond
           Index/9/                                3.50%  5.78%   5.38%
         --------------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge (3.0% for the Nuveen Intermediate Duration Municipal Bond Fund and 2.5% for the Nuveen Limited Term Municipal Bond Fund). Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

--------------------------------------------------------------------------------

1The Lipper peer group returns represent the average annualized total return of the 78, 64 and 31 funds in the Lipper High Yield Municipal Debt Funds Category for the respective one-, five-, and ten-year periods ended April 30, 2005. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. An index is not available for direct investment.
3The Lipper peer group returns represent the average annualized total return of the 280, 224 and 143 funds in the Lipper General Municipal Debt Funds Category for the respective one-, five-, and ten-year periods ended April 30, 2005. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
4The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.
5The Lipper peer group returns represent the average annualized total return of the 53, 46 and 36 funds in the Lipper Insured Municipal Debt Funds Category for the respective one-, five-, and ten-year periods ended April 30, 2005. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
6The Lehman Brothers Insured Municipal Bond Index is an unmanaged index composed of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of Aaa/AAA. An index is not available for direct investment.
7The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.
8The Lipper peer group returns represent the average annualized total return of the 48, 29 and 21 funds in the Lipper Short-Intermediate Municipal Debt Funds Category for the respective one-, five-, and ten-year periods ended April 30, 2005. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
9The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.


                             Annual Report  Page 3

Lipper peer fund category and relevant Lehman Brothers index. The reasons for each Fund's variance from its Lipper category and Lehman Brothers index are discussed later in the report.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in more dividends than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of April 30, 2005, Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund and Nuveen Insured Municipal Bond Fund had negative UNII for financial statement purposes and positive UNII for tax purposes. Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund had positive UNII balances for both financial statement and tax purposes.

What strategies were used to manage the Funds during the 12 months ended April 30, 2005? How did these strategies influence performance throughout the period?

All Nuveen municipal bond portfolios are managed with input from Nuveen's experienced research team. That input aside, each Fund's recent performance varied due to their differing investment objectives and a variety of unique circumstances. We outline some of these circumstances below, as well as provide more information about our management in response to these circumstances.

Nuveen High Yield Municipal Bond Fund

The Nuveen High Yield Municipal Bond Fund benefited from a continued strong market environment for high-yield municipal securities. During the period, the Fund's Class A share at NAV performance was in line with the national Lehman Brothers High Yield Municipal Bond Index and well ahead of the Lipper High Yield Municipal Debt Funds Category average. The Fund was helped during the period by the fact that none of our holdings experienced significant credit downgrades or defaults. The Fund, therefore, was able to participate in much of the market's upside gains but did not encounter many of the problems that owning lower-rated debt can often involve.

The Fund also benefited as a number of its holdings saw their credit quality upgraded during the period. In particular, eight different bond issues were pre-refunded, meaning that issuers took advantage of historically low interest rates to refinance outstanding higher-rate bonds. When debt is pre-refunded, it normally gets backed by U.S. Treasuries or similar securities, which provide investors an extra layer of security that can increase the bonds' value. Accordingly, all of the portfolio's pre-refunded bonds benefited from substantial price appreciation during the period.

Throughout the past 12 months, we continued to rely on our bottom-up investment process. In other words, we evaluated securities one-by-one and favored those that we believed offered sufficient reward potential in exchange for the bonds' risk, a particularly important consideration when dealing with lower-rated securities. We continued to prefer essential service bonds, those that help finance important community functions and whose performance is not highly cyclical, or sensitive to the economy's ups and downs.

In particular, we emphasized community development districts (CDDs), charter schools, hospitals, and electric utilities. CDDs benefited from the strength of the housing market. As home values continued to rise, CDDs saw more building


                             Annual Report  Page 4
activity, which generated higher tax revenues that helped the sector considerably. We favored the hospital sector because of a growing and aging population. Both factors are adding to the demand for hospital services, even as the supply of new healthcare facilities has not kept pace. Charter schools, meanwhile, are fulfilling a need for parents who want to provide their children with low-cost alternate education opportunities. The charter school bond market is relatively inefficient. It includes a lot of smaller bond issues that can be priced inefficiently in the market, a fact that we believe we can take advantage of, given the breadth and strength of Nuveen's municipal research staff. Finally, our electric utility investments tended to focus on regions with strong demand for electricity that is not being met by current supply.

Nuveen All-American Municipal Bond Fund

The Nuveen All-American Municipal Bond Fund enjoyed strong results during the past 12 months, returning 7.58 percent (Class A shares at NAV) and outpacing both the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Category average. The Fund benefited from the continued strong performance of lower-rated bonds during the period. As credit spreads narrowed, the Fund's exposure to lower-investment-grade securities had a significant positive impact on results.

The Fund also benefited from its weighting in bonds backed by tobacco revenues. These securities recovered in value as investors perceived reduced litigation risk for tobacco companies. As the bonds outperformed, we trimmed our exposure to this part of the market to lock in our investment gains and reinvested the proceeds in other areas that we believed offered better future value potential.

A third positive influence came from our use of inverse floating-rate securities ("inverse floaters") that pay coupon interest that varies inversely with changes in short-term rates. The inverse floaters performed well despite rising short-term interest rates and declining income because longer-term rates were generally falling, causing the positions to appreciate in value.

During the past year, we maintained our primary focus of investing in the long-intermediate part of the yield curve. We emphasized premium-coupon cushion bonds with call dates of at least 10 years and maturities between 18 and 22 years, the part of the yield curve where we saw the most attractive tradeoff between risk and reward. We also looked to increase our weighting in insured bonds, in which we believed the Fund was underrepresented. In our view, this part of the market offered greater value after lower-rated bonds had outperformed and their yield advantage over high-grade securities was reduced.

Nuveen Insured Municipal Bond Fund

The return of the Nuveen Insured Municipal Bond Fund (Class A shares at NAV) trailed the Lehman Brothers Insured Municipal Bond Index but outpaced the Lipper Insured Municipal Debt Funds Category average. The Fund's performance was helped by some of its longer-dated holdings, which benefited as long-term yields fell. The Fund's overweighting in bonds with 15- to 20-year maturity dates also contributed to favorable results, as did our positions in inverse floating-rate securities and zero-coupon bonds. By contrast, the Fund's overweighting in pre-refunded bonds detracted from performance because they limited the portfolio's duration, an undesirable situation amid generally falling long-term rates.

Throughout the period, we maintained our emphasis of long-intermediate insured bonds. We favored 15- to 25-year credits with a particular emphasis on the 20- to 22-year part of the yield curve, which we believed offered the best available values. We also looked to improve the Fund's call protection by selling some pre-refunded bonds and shorter-maturity holdings as well as some longer bonds facing near-term call dates.

Another significant management focus was to increase our holdings in states such as New York, California and Ohio that typically show strong, consistent demand for municipal bonds from investors. We believe this historically strong demand, regardless of the economic or interest rate environment, may provide more price support over


                             Annual Report  Page 5
time for the bonds in the Fund's portfolio, and also provide enhanced liquidity if opportunities arise to sell securities at attractive prices.

Nuveen Intermediate Duration Municipal Bond Fund

The return of the Nuveen Intermediate Duration Municipal Bond Fund (Class A shares at NAV) outperformed both the national Lehman Brothers index as well as its Lipper peer group average. The Fund benefited most from effective yield-curve positioning during the past 12 months. In particular, we were overweighted in bonds with durations of between six and twelve years and underweighted in bonds with durations shorter than four years. Owning longer intermediate-duration bonds helped results during the period, as these securities outperformed shorter issues hurt by the Fed's interest rate hikes.

Throughout the past 12 months, we maintained our strategy of underweighting AAA-rated bonds and overweighting A-rated and BBB-rated bonds. This decision proved to be fortuitous during the period because lower-rated credits tended to outperform their higher-rated counterparts. We also continued to look to the healthcare and public power sectors for attractive investment opportunities, two areas of the market in which the Fund often is overweighted. The marketplace for healthcare and public power bonds tends to be relatively inefficient, and we believe that the depth of our research team can enable us to identify attractively valued securities. We also owned bonds backed by tobacco company revenues. Tobacco bonds performed well as investors became more optimistic about the tobacco industry's litigation risks.

Nuveen Limited Term Municipal Bond Fund

The Nuveen Limited Term Municipal Bond Fund enjoyed strong performance during the past 12 months, with its return (Class A shares at NAV) significantly outpacing the Lipper Short-Intermediate Municipal Debt Funds Category average but trailing the national Lehman Brothers 5-Year Municipal Bond Index.

The Fund benefited from its yield curve positioning, particularly in bonds with maturities of five to seven years. These bonds did better than their shorter counterparts, which were hurt by the Fed's series of short-term interest rate hikes. Although the Fund benefited from having a longer duration relative to its Lipper peer group average, duration still was below that of the Lehman Brothers index, detracting from relative performance.

There were three main themes to our portfolio-management approach during the past 12 months. First, we continued to overweight lower-investment-grade bonds, which we were comfortable owning because of the experience and resources of our credit research team. Because the majority of these bonds mature within five years, we can place a higher weighting on lower investment grade bonds in a shorter-term investment grade fund because we can be more precise in our credit projections over shorter time periods. Second, we emphasized the four- to five-year part of the yield curve, which we believed offered the best value potential in the universe of limited-term investments. Finally, as in the Nuveen Insured Municipal Bond Fund, we were attracted to states that typically show strong, consistent demand for municipal bonds from investors, because we believed they provided better relative value.


                             Annual Report  Page 6

     Nuveen High Yield Municipal Bond Fund

     Growth of an Assumed $10,000 Investment*

                                    [CHART]

                 Lehman Brothers
                    High Yield       Nuveen High Yield     Nuveen High Yield
                    Municipal            Municipal             Municipal
                    Bond Index        Bond Fund (NAV)      Bond Fund (Offer)
                 ---------------     -----------------     -----------------

      1-Jun-99      $10,000              $10,000               $ 9,580
     31-Jul-99       10,053               10,005                 9,585
     31-Aug-99        9,960                9,899                 9,483
     30-Sep-99        9,963                9,906                 9,490
     31-Oct-99        9,770                9,825                 9,412
     30-Nov-99        9,840                9,879                 9,464
     31-Dec-99        9,696                9,817                 9,405
     31-Jan-00        9,581                9,799                 9,387
     29-Feb-00        9,673                9,898                 9,482
     31-Mar-00        9,833               10,055                 9,633
     30-Apr-00        9,809               10,016                 9,595
     31-May-00        9,783                9,962                 9,544
     30-Jun-00        9,920               10,103                 9,678
     31-Jul-00       10,020               10,211                 9,783
     31-Aug-00       10,201               10,277                 9,846
     30-Sep-00       10,214               10,266                 9,835
     31-Oct-00       10,247               10,377                 9,941
     30-Nov-00       10,219               10,405                 9,968
     31-Dec-00       10,287               10,528                10,086
     31-Jan-01       10,421               10,579                10,135
     28-Feb-01       10,496               10,641                10,194
     31-Mar-01       10,593               10,858                10,402
      1-Apr-01       10,539               10,869                10,413
      1-May-01       10,654               11,054                10,590
      1-Jun-01       10,751               11,251                10,779
      1-Jul-01       10,905               11,560                11,075
      1-Aug-01       11,093               11,800                11,305
      1-Sep-01       10,811               11,643                11,154
      1-Oct-01       10,781               11,744                11,251
      1-Nov-01       10,768               11,746                11,252
      1-Dec-01       10,746               11,717                11,225
      1-Jan-02       10,847               11,796                11,301
      1-Feb-02       10,926               11,930                11,429
      1-Mar-02       10,987               12,004                11,499
      1-Apr-02       11,103               12,145                11,634
      1-May-02       11,146               12,275                11,759
      1-Jun-02       11,224               12,424                11,902
      1-Jul-02       11,132               12,438                11,916
      1-Aug-02       11,034               12,440                11,917
      1-Sep-02       10,837               12,541                12,015
      1-Oct-02       10,494               12,362                11,842
      1-Nov-02       10,738               12,452                11,929
      1-Dec-02       10,958               12,651                12,120
      1-Jan-03       10,964               12,621                12,091
      1-Feb-03       11,021               12,771                12,234
      1-Mar-03       10,797               12,721                12,187
      1-Apr-03       11,057               12,820                12,282
      1-May-03       11,469               13,200                12,646
      1-Jun-03       11,625               13,255                12,698
      1-Jul-03       11,496               13,092                12,542
      1-Aug-03       11,537               13,173                12,620
      1-Sep-03       11,915               13,468                12,902
      1-Oct-03       12,112               13,570                13,000
      1-Nov-03       12,266               13,767                13,189
      1-Dec-03       12,406               13,927                13,342
      1-Jan-04       12,645               14,173                13,578
      1-Feb-04       12,802               14,394                13,789
      1-Mar-04       12,796               14,409                13,804
      1-Apr-04       12,662               14,232                13,635
     31-May-04       12,606               14,289                13,689
     30-Jun-04       12,703               14,402                13,797
     31-Jul-04       12,843               14,594                13,981
     31-Aug-04       13,031               14,877                14,252
     30-Sep-04       13,158               15,063                14,430
     31-Oct-04       13,306               15,236                14,596
     30-Nov-04       13,460               15,266                14,625
     31-Dec-04       13,711               15,514                14,862
     31-Jan-05       13,874               15,681                15,023
     28-Feb-05       13,964               15,738                15,077
     31-Mar-05       13,972               15,772                15,110
     30-Apr-05       14,255               16,026                15,353


================================================================================

     Nuveen All-American Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]

                                    Nuveen All-American     Nuveen All-American
          Lehman Brothers           Municipal Bond Fund     Municipal Bond Fund
        Municipal Bond Index                (NAV)                  (Offer)
        --------------------         -------------------    -------------------
 4-95          $10,000                    $10,000                $ 9,580
 5-95           10,319                     10,307                  9,874
 6-95           10,229                     10,212                  9,783
 7-95           10,326                     10,292                  9,860
 8-95           10,458                     10,410                  9,973
 9-95           10,523                     10,470                 10,030
10-95           10,676                     10,628                 10,181
11-95           10,853                     10,854                 10,398
12-95           10,957                     10,983                 10,522
 1-96           11,041                     11,024                 10,561
 2-96           10,966                     10,982                 10,521
 3-96           10,825                     10,814                 10,360
 4-96           10,795                     10,763                 10,311
 5-96           10,791                     10,783                 10,331
 6-96           10,908                     10,914                 10,456
 7-96           11,008                     11,017                 10,554
 8-96           11,005                     11,018                 10,555
 9-96           11,159                     11,202                 10,731
10-96           11,286                     11,336                 10,860
11-96           11,492                     11,542                 11,058
12-96           11,540                     11,511                 11,028
 1-97           11,562                     11,533                 11,049
 2-97           11,669                     11,650                 11,160
 3-97           11,513                     11,533                 11,049
 4-97           11,610                     11,650                 11,160
 5-97           11,784                     11,809                 11,313
 6-97           11,910                     11,949                 11,447
 7-97           12,240                     12,326                 11,808
 8-97           12,125                     12,240                 11,726
 9-97           12,270                     12,381                 11,861
10-97           12,348                     12,480                 11,955
11-97           12,421                     12,557                 12,030
12-97           12,602                     12,757                 12,221
 1-98           12,732                     12,889                 12,348
 2-98           12,736                     12,911                 12,369
 3-98           12,747                     12,944                 12,400
 4-98           12,690                     12,852                 12,312
 5-98           12,890                     13,066                 12,517
 6-98           12,941                     13,122                 12,571
 7-98           12,973                     13,154                 12,601
 8-98           13,174                     13,335                 12,775
 9-98           13,339                     13,507                 12,940
10-98           13,339                     13,447                 12,882
11-98           13,386                     13,503                 12,936
12-98           13,419                     13,514                 12,946
 1-99           13,579                     13,640                 13,067
 2-99           13,519                     13,601                 13,030
 3-99           13,538                     13,610                 13,038
 4-99           13,572                     13,653                 13,080
 5-99           13,493                     13,578                 13,008
 6-99           13,299                     13,335                 12,775
 7-99           13,347                     13,343                 12,783
 8-99           13,240                     13,146                 12,593
 9-99           13,245                     13,093                 12,543
10-99           13,102                     12,857                 12,317
11-99           13,241                     12,940                 12,396
12-99           13,142                     12,792                 12,255
 1-00           13,085                     12,653                 12,121
 2-00           13,237                     12,823                 12,285
 3-00           13,527                     13,107                 12,556
 4-00           13,447                     13,040                 12,492
 5-00           13,377                     12,922                 12,380
 6-00           13,732                     13,210                 12,655
 7-00           13,922                     13,410                 12,847
 8-00           14,137                     13,637                 13,064
 9-00           14,063                     13,581                 13,011
10-00           14,217                     13,681                 13,106
11-00           14,325                     13,716                 13,140
12-00           14,678                     14,051                 13,461
 1-01           14,824                     14,164                 13,569
 2-01           14,871                     14,252                 13,654
 3-01           15,005                     14,380                 13,776
 4-01           14,843                     14,244                 13,646
 5-01           15,003                     14,426                 13,820
 6-01           15,104                     14,569                 13,957
 7-01           15,327                     14,793                 14,172
 8-01           15,580                     15,100                 14,465
 9-01           15,527                     14,892                 14,267
10-01           15,712                     15,051                 14,419
11-01           15,580                     14,911                 14,284
12-01           15,432                     14,797                 14,175
 1-02           15,699                     14,972                 14,343
 2-02           15,889                     15,163                 14,526
 3-02           15,578                     14,965                 14,337
 4-02           15,881                     15,186                 14,548
 5-02           15,978                     15,283                 14,641
 6-02           16,147                     15,436                 14,788
 7-02           16,354                     15,605                 14,949
 8-02           16,551                     15,717                 15,057
 9-02           16,914                     16,044                 15,370
10-02           16,633                     15,583                 14,929
11-02           16,564                     15,625                 14,969
12-02           16,914                     15,986                 15,314
 1-03           16,871                     15,883                 15,216
 2-03           17,107                     16,098                 15,422
 3-03           17,117                     16,021                 15,348
 4-03           17,230                     16,179                 15,500
 5-03           17,634                     16,543                 15,848
 6-03           17,558                     16,493                 15,800
 7-03           16,944                     15,876                 15,209
 8-03           17,070                     15,944                 15,275
 9-03           17,572                     16,450                 15,759
10-03           17,484                     16,398                 15,710
11-03           17,666                     16,651                 15,951
12-03           17,812                     16,784                 16,079
 1-04           17,914                     16,916                 16,205
 2-04           18,184                     17,245                 16,520
 3-04           18,121                     17,143                 16,423
 4-04           17,692                     16,716                 16,014
 5-04           17,628                     16,675                 15,975
 6-04           17,692                     16,761                 16,057
 7-04           17,924                     17,002                 16,288
 8-04           18,284                     17,371                 16,641
 9-04           18,381                     17,487                 16,753
10-04           18,539                     17,636                 16,895
11-04           18,386                     17,498                 16,763
12-04           18,611                     17,745                 17,000
 1-05           18,785                     17,944                 17,190
 2-05           18,722                     17,849                 17,099
 3-05           18,604                     17,704                 16,961
 4-05           18,897                     17,982                 17,227


The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Index. Returns would be different for the other share classes. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds rated below BBB/Baa while the Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The indexes do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.

--------------------------------------------------------------------------------
*The Nuveen High Yield Municipal Bond Fund's inception date is 6/7/99. This data represents returns for the period from 6/30/99 to 4/30/05 as returns for the Lehman Brothers High Yield Municipal Bond Index are calculated on a calendar-month basis.


                             Annual Report  Page 7

     Nuveen Insured Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]

                                     Nuveen Insured          Nuveen Insured
       Lehman Brothers Insured     Municipal Bond Fund     Municipal Bond Fund
         Municipal Bond Index             (NAV)                  (Offer)
         --------------------      --------------------    --------------------
 4-95        $10,000                    $10,000                  $ 9,580
 5-95         10,319                     10,409                    9,972
 6-95         10,229                     10,230                    9,800
 7-95         10,326                     10,255                    9,824
 8-95         10,458                     10,386                    9,950
 9-95         10,523                     10,449                   10,010
10-95         10,676                     10,661                   10,213
11-95         10,853                     10,903                   10,445
12-95         10,957                     11,056                   10,592
 1-96         11,041                     11,100                   10,634
 2-96         10,966                     11,005                   10,542
 3-96         10,806                     10,768                   10,316
 4-96         10,769                     10,722                   10,271
 5-96         10,763                     10,737                   10,286
 6-96         10,889                     10,853                   10,397
 7-96         10,990                     10,959                   10,499
 8-96         10,986                     10,954                   10,494
 9-96         11,147                     11,133                   10,666
10-96         11,278                     11,231                   10,760
11-96         11,500                     11,452                   10,971
12-96         11,440                     11,406                   10,926
 1-97         11,457                     11,348                   10,872
 2-97         11,562                     11,449                   10,969
 3-97         11,390                     11,275                   10,802
 4-97         11,492                     11,377                   10,899
 5-97         11,672                     11,554                   11,069
 6-97         11,798                     11,679                   11,189
 7-97         12,160                     12,009                   11,504
 8-97         12,020                     11,885                   11,386
 9-97         12,173                     12,022                   11,517
10-97         12,255                     12,094                   11,586
11-97         12,334                     12,182                   11,670
12-97         12,536                     12,354                   11,835
 1-98         12,675                     12,470                   11,946
 2-98         12,666                     12,475                   11,951
 3-98         12,671                     12,480                   11,956
 4-98         12,602                     12,406                   11,885
 5-98         12,821                     12,613                   12,084
 6-98         12,873                     12,652                   12,121
 7-98         12,901                     12,680                   12,148
 8-98         13,125                     12,857                   12,317
 9-98         13,305                     12,998                   12,452
10-98         13,298                     13,003                   12,457
11-98         13,349                     13,044                   12,496
12-98         13,373                     13,063                   12,514
 1-99         13,536                     13,186                   12,632
 2-99         13,458                     13,157                   12,604
 3-99         13,485                     13,162                   12,609
 4-99         13,511                     13,203                   12,648
 5-99         13,412                     13,114                   12,564
 6-99         13,194                     12,919                   12,376
 7-99         13,234                     12,937                   12,394
 8-99         13,087                     12,800                   12,262
 9-99         13,076                     12,746                   12,211
10-99         12,895                     12,607                   12,078
11-99         13,060                     12,698                   12,165
12-99         12,936                     12,607                   12,077
 1-00         12,870                     12,564                   12,036
 2-00         13,058                     12,730                   12,195
 3-00         13,396                     12,959                   12,415
 4-00         13,288                     12,915                   12,372
 5-00         13,197                     12,833                   12,294
 6-00         13,602                     13,141                   12,589
 7-00         13,814                     13,298                   12,739
 8-00         14,055                     13,456                   12,891
 9-00         13,957                     13,399                   12,836
10-00         14,126                     13,520                   12,952
11-00         14,250                     13,603                   13,032
12-00         14,675                     13,931                   13,346
 1-01         14,800                     14,041                   13,451
 2-01         14,836                     14,112                   13,519
 3-01         14,977                     14,209                   13,613
 4-01         14,771                     14,059                   13,469
 5-01         14,944                     14,197                   13,601
 6-01         15,048                     14,296                   13,695
 7-01         15,292                     14,487                   13,879
 8-01         15,565                     14,707                   14,089
 9-01         15,490                     14,647                   14,032
10-01         15,700                     14,787                   14,166
11-01         15,556                     14,685                   14,068
12-01         15,381                     14,559                   13,948
 1-02         15,674                     14,768                   14,148
 2-02         15,873                     14,924                   14,297
 3-02         15,540                     14,642                   14,027
 4-02         15,860                     14,867                   14,243
 5-02         15,961                     14,955                   14,327
 6-02         16,129                     15,086                   14,452
 7-02         16,352                     15,244                   14,604
 8-02         16,566                     15,459                   14,809
 9-02         16,987                     15,857                   15,191
10-02         16,667                     15,525                   14,873
11-02         16,596                     15,486                   14,836
12-02         16,975                     15,830                   15,165
 1-03         16,925                     15,734                   15,073
 2-03         17,178                     15,966                   15,296
 3-03         17,206                     16,042                   15,368
 4-03         17,355                     16,175                   15,495
 5-03         17,793                     16,511                   15,817
 6-03         17,707                     16,369                   15,682
 7-03         17,006                     15,791                   15,127
 8-03         17,146                     15,939                   15,270
 9-03         17,678                     16,338                   15,652
10-03         17,587                     16,281                   15,597
11-03         17,772                     16,491                   15,798
12-03         17,933                     16,611                   15,914
 1-04         18,043                     16,658                   15,959
 2-04         18,333                     16,958                   16,246
 3-04         18,243                     16,839                   16,132
 4-04         17,773                     16,418                   15,729
 5-04         17,724                     16,374                   15,686
 6-04         17,782                     16,420                   15,730
 7-04         18,032                     16,649                   15,950
 8-04         18,409                     16,986                   16,272
 9-04         18,509                     17,064                   16,347
10-04         18,680                     17,188                   16,467
11-04         18,500                     16,989                   16,276
12-04         18,747                     17,212                   16,489
 1-05         18,954                     17,415                   16,683
 2-05         18,867                     17,302                   16,575
 3-05         18,738                     17,156                   16,436
 4-05         19,057                     17,436                   16,704


================================================================================

     Nuveen Intermediate Duration Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]


                                     Nuveen                  Nuveen
             Lehman Brothers   Intermediate Duration   Intermediate Duration
             7-Year Municipal  Municipal Bond Fund     Municipal Bond Fund
     Date      Bond Index            (NAV)                  (Offer)
     ----      ----------       -------------------    ---------------------

    Apr-95      $10,000            $10,000                  $ 9,700
    May-95       10,266             10,290                    9,981
    Jun-95       10,257             10,190                    9,884
    Jul-95       10,387             10,236                    9,929
    Aug-95       10,510             10,316                   10,006
    Sep-95       10,550             10,385                   10,073
    Oct-95       10,641             10,534                   10,218
    Nov-95       10,758             10,737                   10,415
    Dec-95       10,815             10,862                   10,537
    Jan-96       10,920             10,885                   10,559
    Feb-96       10,883             10,814                   10,490
    Mar-96       10,778             10,662                   10,342
    Apr-96       10,758             10,627                   10,308
    May-96       10,742             10,650                   10,331
    Jun-96       10,825             10,756                   10,433
    Jul-96       10,915             10,860                   10,534
    Aug-96       10,920             10,858                   10,532
    Sep-96       11,018             11,059                   10,727
    Oct-96       11,137             11,165                   10,830
    Nov-96       11,323             11,362                   11,022
    Dec-96       11,289             11,300                   10,961
    Jan-97       11,330             11,274                   10,936
    Feb-97       11,424             11,383                   11,042
    Mar-97       11,277             11,247                   10,909
    Apr-97       11,335             11,357                   11,016
    May-97       11,478             11,530                   11,184
    Jun-97       11,588             11,640                   11,291
    Jul-97       11,857             11,989                   11,630
    Aug-97       11,773             11,849                   11,494
    Sep-97       11,898             11,987                   11,627
    Oct-97       11,968             12,062                   11,700
    Nov-97       12,010             12,138                   11,774
    Dec-97       12,158             12,302                   11,933
    Jan-98       12,285             12,402                   12,030
    Feb-98       12,296             12,412                   12,039
    Mar-98       12,296             12,448                   12,074
    Apr-98       12,225             12,379                   12,008
    May-98       12,405             12,572                   12,195
    Jun-98       12,439             12,621                   12,243
    Jul-98       12,480             12,658                   12,278
    Aug-98       12,670             12,814                   12,429
    Sep-98       12,834             12,956                   12,567
    Oct-98       12,853             12,953                   12,565
    Nov-98       12,888             13,011                   12,621
    Dec-98       12,915             13,035                   12,644
    Jan-99       13,103             13,140                   12,746
    Feb-99       13,030             13,096                   12,703
    Mar-99       13,025             13,119                   12,726
    Apr-99       13,056             13,157                   12,763
    May-99       12,992             13,085                   12,692
    Jun-99       12,804             12,902                   12,515
    Jul-99       12,891             12,926                   12,539
    Aug-99       12,861             12,784                   12,401
    Sep-99       12,909             12,725                   12,344
    Oct-99       12,854             12,568                   12,191
    Nov-99       12,948             12,691                   12,310
    Dec-99       12,896             12,590                   12,213
    Jan-00       12,865             12,501                   12,126
    Feb-00       12,918             12,697                   12,316
    Mar-00       13,102             12,967                   12,578
    Apr-00       13,053             12,891                   12,505
    May-00       13,024             12,830                   12,445
    Jun-00       13,315             13,131                   12,737
    Jul-00       13,483             13,288                   12,889
    Aug-00       13,659             13,460                   13,056
    Sep-00       13,618             13,412                   13,010
    Oct-00       13,734             13,542                   13,135
    Nov-00       13,799             13,628                   13,219
    Dec-00       14,069             13,883                   13,466
    Jan-01       14,308             13,970                   13,550
    Feb-01       14,318             14,027                   13,606
    Mar-01       14,434             14,145                   13,720
    Apr-01       14,304             14,050                   13,629
    May-01       14,467             14,184                   13,759
    Jun-01       14,538             14,273                   13,845
    Jul-01       14,720             14,439                   14,006
    Aug-01       14,942             14,651                   14,212
    Sep-01       14,938             14,617                   14,179
    Oct-01       15,089             14,723                   14,281
    Nov-01       14,921             14,640                   14,201
    Dec-01       14,799             14,548                   14,111
    Jan-02       15,077             14,700                   14,259
    Feb-02       15,274             14,838                   14,392
    Mar-02       14,940             14,642                   14,203
    Apr-02       15,308             14,829                   14,384
    May-02       15,395             14,904                   14,457
    Jun-02       15,577             15,012                   14,561
    Jul-02       15,768             15,136                   14,682
    Aug-02       15,966             15,275                   14,817
    Sep-02       16,281             15,496                   15,031
    Oct-02       16,032             15,310                   14,851
    Nov-02       15,965             15,320                   14,860
    Dec-02       16,328             15,539                   15,073
    Jan-03       16,284             15,483                   15,018
    Feb-03       16,523             15,676                   15,206
    Mar-03       16,518             15,619                   15,151
    Apr-03       16,626             15,696                   15,226
    May-03       17,035             15,907                   15,430
    Jun-03       16,956             15,814                   15,340
    Jul-03       16,378             15,314                   14,854
    Aug-03       16,527             15,407                   14,945
    Sep-03       17,047             15,809                   15,335
    Oct-03       16,954             15,766                   15,293
    Nov-03       17,079             15,942                   15,464
    Dec-03       17,218             16,060                   15,579
    Jan-04       17,312             16,116                   15,633
    Feb-04       17,593             16,379                   15,888
    Mar-04       17,442             16,343                   15,853
    Apr-04       17,015             15,988                   15,509
    May-04       16,980             15,987                   15,507
    Jun-04       17,040             16,057                   15,576
    Jul-04       17,223             16,235                   15,748
    Aug-04       17,570             16,554                   16,057
    Sep-04       17,614             16,622                   16,123
    Oct-04       17,740             16,745                   16,242
    Nov-04       17,573             16,632                   16,133
    Dec-04       17,760             16,819                   16,314
    Jan-05       17,830             16,926                   16,418
    Feb-05       17,728             16,886                   16,379
    Mar-05       17,581             16,752                   16,250
    Apr-05       17,889             17,010                   16,500


The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with their respective Lehman Brothers Index. Returns would be different for the other share classes. The Lehman Brothers Insured Municipal Bond Index is an unmanaged index composed of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of AAA/Aaa while the Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The indexes do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20% for the Insured Fund and 3.0% for Intermediate Duration) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 8

     Nuveen Limited Term Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]

                   Lehman Brothers     Nuveen Limited      Nuveen Limited
                  5-Year Municipal     Term Municipal      Term Municipal
        Date         Bond Index        Bond Fund (NAV)     Bond Fund (Offer)
        ----      ----------------     ----------------   ------------------

      1-Apr-95        $10,000             $10,000             $ 9,750
      1-May-95         10,210              10,193               9,938
      1-Jun-95         10,227              10,204               9,949
      1-Jul-95         10,352              10,274              10,017
      1-Aug-95         10,446              10,343              10,085
      1-Sep-95         10,472              10,393              10,133
      1-Oct-95         10,536              10,464              10,202
      1-Nov-95         10,632              10,543              10,280
      1-Dec-95         10,688              10,604              10,339
      1-Jan-96         10,794              10,676              10,409
      1-Feb-96         10,764              10,676              10,409
      1-Mar-96         10,689              10,599              10,334
      1-Apr-96         10,688              10,600              10,335
      1-May-96         10,683              10,602              10,337
      1-Jun-96         10,746              10,653              10,386
      1-Jul-96         10,825              10,745              10,477
      1-Aug-96         10,835              10,757              10,488
      1-Sep-96         10,924              10,839              10,568
      1-Oct-96         11,019              10,933              10,660
      1-Nov-96         11,162              11,057              10,780
      1-Dec-96         11,141              11,038              10,762
      1-Jan-97         11,178              11,071              10,794
      1-Feb-97         11,260              11,166              10,887
      1-Mar-97         11,137              11,064              10,787
      1-Apr-97         11,185              11,107              10,829
      1-May-97         11,323              11,223              10,943
      1-Jun-97         11,409              11,321              11,038
      1-Jul-97         11,610              11,535              11,247
      1-Aug-97         11,550              11,463              11,177
      1-Sep-97         11,653              11,583              11,293
      1-Oct-97         11,714              11,628              11,337
      1-Nov-97         11,750              11,673              11,381
      1-Dec-97         11,851              11,795              11,500
      1-Jan-98         11,959              11,872              11,576
      1-Feb-98         11,978              11,897              11,600
      1-Mar-98         11,989              11,910              11,613
      1-Apr-98         11,939              11,847              11,551
      1-May-98         12,082              11,993              11,693
      1-Jun-98         12,123              12,040              11,739
      1-Jul-98         12,165              12,065              11,764
      1-Aug-98         12,315              12,201              11,896
      1-Sep-98         12,442              12,304              11,996
      1-Oct-98         12,478              12,330              12,022
      1-Nov-98         12,500              12,332              12,024
      1-Dec-98         12,544              12,382              12,072
      1-Jan-99         12,677              12,484              12,172
      1-Feb-99         12,664              12,462              12,150
      1-Mar-99         12,676              12,462              12,150
      1-Apr-99         12,714              12,508              12,195
      1-May-99         12,662              12,474              12,162
      1-Jun-99         12,519              12,348              12,040
      1-Jul-99         12,596              12,395              12,085
      1-Aug-99         12,591              12,359              12,050
      1-Sep-99         12,637              12,381              12,072
      1-Oct-99         12,605              12,333              12,025
      1-Nov-99         12,679              12,402              12,092
      1-Dec-99         12,638              12,354              12,045
      1-Jan-00         12,632              12,306              11,998
      1-Feb-00         12,674              12,341              12,033
      1-Mar-00         12,789              12,449              12,138
      1-Apr-00         12,760              12,436              12,125
     31-May-00         12,756              12,388              12,078
     30-Jun-00         12,990              12,593              12,278
     31-Jul-00         13,126              12,715              12,397
     31-Aug-00         13,268              12,826              12,505
     30-Sep-00         13,245              12,827              12,506
     31-Oct-00         13,338              12,914              12,591
     30-Nov-00         13,395              12,953              12,629
     31-Dec-00         13,611              13,115              12,787
     31-Jan-01         13,845              13,266              12,934
     28-Feb-01         13,883              13,330              12,997
     31-Mar-01         13,996              13,419              13,084
     30-Apr-01         13,918              13,384              13,049
     31-May-01         14,061              13,499              13,161
     30-Jun-01         14,133              13,589              13,249
     31-Jul-01         14,286              13,718              13,375
     31-Aug-01         14,479              13,898              13,551
     30-Sep-01         14,522              13,900              13,552
     31-Oct-01         14,642              13,979              13,629
     30-Nov-01         14,527              13,889              13,542
     31-Dec-01         14,456              13,825              13,480
     31-Jan-02         14,688              13,968              13,619
     28-Feb-02         14,854              14,085              13,733
     31-Mar-02         14,538              13,915              13,568
     30-Apr-02         14,874              14,125              13,772
     31-May-02         14,974              14,177              13,822
     30-Jun-02         15,137              14,308              13,950
     31-Jul-02         15,300              14,413              14,052
     31-Aug-02         15,448              14,518              14,155
     30-Sep-02         15,662              14,703              14,336
     31-Oct-02         15,502              14,447              14,086
     30-Nov-02         15,487              14,469              14,107
     31-Dec-02         15,795              14,707              14,339
     31-Jan-03         15,822              14,701              14,334
     28-Feb-03         15,994              14,869              14,497
     31-Mar-03         15,971              14,845              14,474
     30-Apr-03         16,046              14,904              14,532
     31-May-03         16,303              15,165              14,786
     30-Jun-03         16,261              15,151              14,773
     31-Jul-03         15,907              14,848              14,476
     31-Aug-03         16,019              14,931              14,557
     30-Sep-03         16,425              15,236              14,855
     31-Oct-03         16,317              15,194              14,814
     30-Nov-03         16,384              15,291              14,908
     31-Dec-03         16,447              15,331              14,948
     31-Jan-04         16,525              15,400              15,015
     29-Feb-04         16,727              15,567              15,178
     31-Mar-04         16,657              15,523              15,135
     30-Apr-04         16,323              15,282              14,900
     31-May-04         16,240              15,237              14,856
     30-Jun-04         16,300              15,250              14,868
     31-Jul-04         16,450              15,376              14,992
     31-Aug-04         16,739              15,588              15,199
     30-Sep-04         16,761              15,630              15,240
     31-Oct-04         16,853              15,687              15,295
     30-Nov-04         16,743              15,599              15,209
     31-Dec-04         16,895              15,728              15,335
     31-Jan-05         16,891              15,741              15,347
     28-Feb-05         16,807              15,695              15,303
     31-Mar-05         16,700              15,592              15,202
     30-Apr-05         16,894              15,751              15,357





The graph does not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Limited Term Municipal Bond Fund compared with the Lehman Brothers 5-Year Municipal Bond Index. Returns would be different for the other share classes. The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The index does not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Limited Term Municipal Bond Fund returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (2.5%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 9

  Fund Spotlight as of 4/30/05             Nuveen High Yield Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $21.84   $21.82   $21.83   $21.85
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0970  $0.0835  $0.0870  $0.1005
      --------------------------------------------------------------------
      Latest Capital Gain and
       Ordinary Income Distribution/2/  $0.0117  $0.0117  $0.0117  $0.0117
      --------------------------------------------------------------------
      Inception Date                    6/07/99  6/07/99  6/07/99  6/07/99
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge
(CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                 Average Annual Total Returns as of 4/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                          12.60%  7.87%
                 ---------------------------------------------
                 5-Year                           9.86%  8.91%
                 ---------------------------------------------
                 Since Inception                  7.79%  7.01%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                          11.78%  7.78%
                 ---------------------------------------------
                 5-Year                           9.05%  8.91%
                 ---------------------------------------------
                 Since Inception                  7.00%  6.87%
                 ---------------------------------------------

                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                          12.00%
                 ---------------------------------------------
                 5-Year                           9.26%
                 ---------------------------------------------
                 Since Inception                  7.21%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                          12.87%
                 ---------------------------------------------
                 5-Year                          10.07%
                 ---------------------------------------------
                 Since Inception                  8.01%
                 ---------------------------------------------

                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                5.33%  5.11%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              5.03%  4.82%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    6.99%  6.69%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.59%
                 ---------------------------------------------
                 SEC 30-Day Yield                 4.28%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.94%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.78%
                 ---------------------------------------------
                 SEC 30-Day Yield                 4.48%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      6.22%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                5.52%
                 ---------------------------------------------
                 SEC 30-Day Yield                 5.23%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      7.26%
                 ---------------------------------------------

                        Average Annual Total Returns as of 3/31/05
                        A Shares                 NAV      Offer
                        ------------------------------------------
                        1-Year                 9.45%      4.84%
                        ------------------------------------------
                        5-Year                 9.42%      8.49%
                        ------------------------------------------
                        Since Inception        7.61%      6.82%
                        ------------------------------------------
                        B Shares            w/o CDSC     w/CDSC
                        ------------------------------------------
                        1-Year                 8.66%      4.66%
                        ------------------------------------------
                        5-Year                 8.61%      8.47%
                        ------------------------------------------
                        Since Inception        6.82%      6.69%
                        ------------------------------------------
                        C Shares                 NAV
                        ------------------------------------------
                        1-Year                 8.88%
                        ------------------------------------------
                        5-Year                 8.83%
                        ------------------------------------------
                        Since Inception        7.03%
                        ------------------------------------------
                        R Shares                 NAV
                        ------------------------------------------
                        1-Year                 9.67%
                        ------------------------------------------
                        5-Year                 9.64%
                        ------------------------------------------
                        Since Inception        7.83%
                        ------------------------------------------

          Portfolio Statistics
          Net Assets ($000)                                $1,474,966
          -----------------------------------------------------------
          Average Effective Maturity on Securities (Years)      21.77
          -----------------------------------------------------------
          Average Duration                                       6.78
          -----------------------------------------------------------

--------------------------------------------------------------------------------
1Paid May 2, 2005. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2005.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's Policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

                            Annual Report l Page 10

  Fund Spotlight as of 4/30/05             Nuveen High Yield Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed      8.4%
AA                       0.3%
A                        1.5%
BBB                     16.9%
BB or Lower             24.8%
NR                      48.1%



Sectors/1/

                          Tax Obligation/Limited 31.1%
                          ----------------------------
                          Healthcare             14.9%
                          ----------------------------
                          Utilities              13.5%
                          ----------------------------
                          Transportation          6.2%
                          ----------------------------
                          Industrials             6.2%
                          ----------------------------
                          Materials               6.0%
                          ----------------------------
                          Consumer Staples        3.9%
                          ----------------------------
                          Housing/Multifamily     3.6%
                          ----------------------------
                          Long-Term Care          3.6%
                          ----------------------------
                          Other                  11.0%
                          ----------------------------

                              States/1/
                              California    13.5%
                              -------------------
                              Colorado       9.2%
                              -------------------
                              Florida        8.3%
                              -------------------
                              Michigan       6.4%
                              -------------------
                              Texas          5.2%
                              -------------------
                              Pennsylvania   4.9%
                              -------------------
                              Illinois       4.4%
                              -------------------
                              Nevada         4.1%
                              -------------------
                              Ohio           3.6%
                              -------------------
                              Virginia       3.5%
                              -------------------
                              Louisiana      3.3%
                              -------------------
                              New York       3.2%
                              -------------------
                              Massachusetts  2.7%
                              -------------------
                              Montana        2.6%
                              -------------------
                              Arizona        2.1%
                              -------------------
                              New Jersey     2.0%
                              -------------------
                              Oklahoma       1.9%
                              -------------------
                              Other         19.1%
                              -------------------

1As a percentage of total holdings as of April 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (11/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (4/30/05)     $1,051.80 $1,048.40 $1,049.50 $1,053.30 $1,020.23 $1,016.56 $1,017.50 $1,021.17
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.68 $    8.43 $    7.47 $    3.72 $    4.61 $    8.30 $    7.35 $    3.66
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .92%, 1.66%, 1.47% and .73% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                            Annual Report  Page 11

  Fund Spotlight as of 4/30/05           Nuveen All-American Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.03   $11.05   $11.03   $11.07
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0410  $0.0340  $0.0355  $0.0425
         --------------------------------------------------------------
         Inception Date             10/03/88  2/05/97  6/02/93  2/06/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                 Average Annual Total Returns as of 4/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           7.58%  3.08%
                 ---------------------------------------------
                 5-Year                           6.64%  5.73%
                 ---------------------------------------------
                 10-Year                          6.05%  5.59%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           6.75%  2.75%
                 ---------------------------------------------
                 5-Year                           5.84%  5.68%
                 ---------------------------------------------
                 10-Year                          5.46%  5.46%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           6.97%
                 ---------------------------------------------
                 5-Year                           6.06%
                 ---------------------------------------------
                 10-Year                          5.47%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           7.83%
                 ---------------------------------------------
                 5-Year                           6.86%
                 ---------------------------------------------
                 10-Year                          6.24%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                4.46%  4.27%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.56%  3.41%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    4.94%  4.74%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.69%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.82%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      3.92%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.86%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.01%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.18%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.61%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.76%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      5.22%
                 ---------------------------------------------

                           Average Annual Total Returns as of 3/31/05
                           A Shares                            NAV             Offer
                           --------------------------------------------------------------
                           1-Year                            3.28%            -1.10%
                           --------------------------------------------------------------
                           5-Year                            6.20%             5.29%
                           --------------------------------------------------------------
                           10-Year                           5.89%             5.44%
                           --------------------------------------------------------------
                           B Shares                       w/o CDSC            w/CDSC
                           --------------------------------------------------------------
                           1-Year                            2.49%            -1.45%
                           --------------------------------------------------------------
                           5-Year                            5.41%             5.24%
                           --------------------------------------------------------------
                           10-Year                           5.31%             5.31%
                           --------------------------------------------------------------
                           C Shares                            NAV
                           --------------------------------------------------------------
                           1-Year                            2.69%
                           --------------------------------------------------------------
                           5-Year                            5.64%
                           --------------------------------------------------------------
                           10-Year                           5.32%
                           --------------------------------------------------------------
                           R Shares                            NAV
                           --------------------------------------------------------------
                           1-Year                            3.44%
                           --------------------------------------------------------------
                           5-Year                            6.42%
                           --------------------------------------------------------------
                           10-Year                           6.07%
                           --------------------------------------------------------------
                           Portfolio Statistics
                           Net Assets ($000)                                $356,005
                           --------------------------------------------------------------
                           Average Effective Maturity on Securities (Years)    15.35
                           --------------------------------------------------------------
                           Average Duration                                     5.92
                           --------------------------------------------------------------

--------------------------------------------------------------------------------
1Paid May 2, 2005. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2005.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's Policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

                            Annual Report  Page 12

  Fund Spotlight as of 4/30/05           Nuveen All-American Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed     54.4%
AA                      13.7%
A                       13.5%
BBB                     11.1%
BB or Lower              3.2%
NR                       4.1%

Sectors/1/

                    Utilities                         17.2%
                    ---------------------------------------
                    U.S. Guaranteed                   14.9%
                    ---------------------------------------
                    Tax Obligation/Limited            14.0%
                    ---------------------------------------
                    Healthcare                        13.8%
                    ---------------------------------------
                    Transportation                    10.8%
                    ---------------------------------------
                    Tax Obligation/General            10.2%
                    ---------------------------------------
                    Education and Civic Organizations  6.0%
                    ---------------------------------------
                    Other                             13.1%
                    ---------------------------------------

States/1/

                              New York       13.5%
                              --------------------
                              Texas           8.5%
                              --------------------
                              California      8.0%
                              --------------------
                              Illinois        6.7%
                              --------------------
                              Tennessee       5.5%
                              --------------------
                              Washington      4.5%
                              --------------------
                              Massachusetts   3.6%
                              --------------------
                              Pennsylvania    3.6%
                              --------------------
                              Michigan        3.6%
                              --------------------
                              Colorado        3.2%
                              --------------------
                              Indiana         2.9%
                              --------------------
                              Florida         2.8%
                              --------------------
                              Wisconsin       2.7%
                              --------------------
                              South Carolina  2.6%
                              --------------------
                              Alabama         2.5%
                              --------------------
                              Maryland        2.1%
                              --------------------
                              Connecticut     2.0%
                              --------------------
                              New Jersey      2.0%
                              --------------------
                              Other          19.7%
                              --------------------

1As a percentage of total holdings as of April 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (11/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (4/30/05)     $1,019.70 $1,015.80 $1,016.70 $1,021.40 $1,020.88 $1,017.21 $1,018.20 $1,021.82
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    3.96 $    7.65 $    6.65 $    3.01 $    3.96 $    7.65 $    6.66 $    3.01
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .79%, 1.53%, 1.33% and .60% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                            Annual Report  Page 13

--------------------------------------------------------------------------------
  Fund Spotlight as of 4/30/05                Nuveen Insured Municipal Bond Fund
================================================================================

   Quick Facts
                                          A Shares B Shares C Shares R Shares
   --------------------------------------------------------------------------
   NAV                                      $11.04   $11.05   $10.96   $11.01
   --------------------------------------------------------------------------
   Latest Monthly Dividend/1/              $0.0375  $0.0305  $0.0320  $0.0390
   --------------------------------------------------------------------------
   Latest Ordinary Income Distribution/2/  $0.0032  $0.0032  $0.0032  $0.0032
   --------------------------------------------------------------------------
   Inception Date                          9/06/94  2/04/97  9/07/94 12/22/86
   --------------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales changes and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                 Average Annual Total Returns as of 4/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           6.19%  1.70%
                 ---------------------------------------------
                 5-Year                           6.19%  5.29%
                 ---------------------------------------------
                 10-Year                          5.72%  5.26%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           5.48%  1.48%
                 ---------------------------------------------
                 5-Year                           5.41%  5.25%
                 ---------------------------------------------
                 10-Year                          5.10%  5.10%
                 ---------------------------------------------

                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           5.60%
                 ---------------------------------------------
                 5-Year                           5.61%
                 ---------------------------------------------
                 10-Year                          5.12%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           6.38%
                 ---------------------------------------------
                 5-Year                           6.40%
                 ---------------------------------------------
                 10-Year                          5.94%
                 ---------------------------------------------

                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.08%  3.91%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.33%  3.19%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    4.63%  4.43%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.31%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.59%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.60%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.50%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.78%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.86%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.25%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.53%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.90%
                 ---------------------------------------------

                            Average Annual Total Returns as of 3/31/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            1.88%       -2.40%
                            ------------------------------------------
                            5-Year            5.77%        4.86%
                            ------------------------------------------
                            10-Year           5.54%        5.09%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            1.10%       -2.80%
                            ------------------------------------------
                            5-Year            5.00%        4.83%
                            ------------------------------------------
                            10-Year           4.93%        4.93%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            1.28%
                            ------------------------------------------
                            5-Year            5.20%
                            ------------------------------------------
                            10-Year           4.95%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            2.05%
                            ------------------------------------------
                            5-Year            5.99%
                            ------------------------------------------
                            10-Year           5.76%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $889,998
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    17.19
           ---------------------------------------------------------
           Average Duration                                     5.91
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid May 2, 2005. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2005.
2Paid December 3, 2004. Ordinary income is subject to federal taxation. 3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's Policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

                            Annual Report l Page 14

  Fund Spotlight as of 4/30/05                Nuveen Insured Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

           [CHART]

Insured        100.0%


The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.

Sectors/1/

                    Tax Obligation/General            16.8%
                    ---------------------------------------
                    Tax Obligation/Limited            16.8%
                    ---------------------------------------
                    U.S. Guaranteed                   15.6%
                    ---------------------------------------
                    Transportation                    13.8%
                    ---------------------------------------
                    Healthcare                         8.0%
                    ---------------------------------------
                    Water and Sewer                    7.9%
                    ---------------------------------------
                    Utilities                          6.9%
                    ---------------------------------------
                    Education and Civic Organizations  6.8%
                    ---------------------------------------
                    Housing/Multifamily                5.6%
                    ---------------------------------------
                    Other                              1.8%
                    ---------------------------------------

States/1/

                              California     10.5%
                              --------------------
                              Washington      9.7%
                              --------------------
                              Illinois        8.2%
                              --------------------
                              Texas           7.6%
                              --------------------
                              Michigan        6.4%
                              --------------------
                              Indiana         5.8%
                              --------------------
                              Alabama         4.9%
                              --------------------
                              Florida         4.6%
                              --------------------
                              Colorado        4.1%
                              --------------------
                              New York        3.3%
                              --------------------
                              Tennessee       3.0%
                              --------------------
                              Georgia         2.6%
                              --------------------
                              Pennsylvania    2.5%
                              --------------------
                              South Carolina  2.4%
                              --------------------
                              Massachusetts   2.1%
                              --------------------
                              New Jersey      1.9%
                              --------------------
                              Oklahoma        1.8%
                              --------------------
                              Other          18.6%
                              --------------------

1As a percentage of total holdings as of April 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (11/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (4/30/05)     $1,014.40 $1,010.50 $1,010.50 $1,015.20 $1,020.93 $1,017.26 $1,018.25 $1,021.87
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    3.90 $    7.58 $    6.58 $    2.95 $    3.91 $    7.60 $    6.61 $    2.96
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .78%, 1.52%, 1.32% and .59% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                            Annual Report  Page 15

  Fund Spotlight as of 4/30/05  Nuveen Intermediate Duration Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                 $9.10    $9.11    $9.11    $9.11
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0280  $0.0220  $0.0235  $0.0295
      --------------------------------------------------------------------
      Latest Capital Gain and
       Ordinary Income Distribution/2/  $0.1336  $0.1336  $0.1336  $0.1336
      --------------------------------------------------------------------
      Inception Date                    6/13/95  2/07/97  6/13/95 11/29/76
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                 Average Annual Total Returns as of 4/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           6.39%  3.18%
                 ---------------------------------------------
                 5-Year                           5.70%  5.05%
                 ---------------------------------------------
                 10-Year                          5.46%  5.13%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           5.55%  1.55%
                 ---------------------------------------------
                 5-Year                           4.91%  4.75%
                 ---------------------------------------------
                 10-Year                          4.86%  4.86%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           5.75%
                 ---------------------------------------------
                 5-Year                           5.13%
                 ---------------------------------------------
                 10-Year                          4.84%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           6.59%
                 ---------------------------------------------
                 5-Year                           5.92%
                 ---------------------------------------------
                 10-Year                          5.68%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                3.69%  3.58%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.25%  3.15%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    4.51%  4.38%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                2.90%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.51%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.49%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.10%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.71%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.76%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.89%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.45%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.79%
                 ---------------------------------------------

                            Average Annual Total Returns as of 3/31/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            2.51%       -0.61%
                            ------------------------------------------
                            5-Year            5.26%        4.61%
                            ------------------------------------------
                            10-Year           5.32%        5.00%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            1.81%       -2.09%
                            ------------------------------------------
                            5-Year            4.50%        4.33%
                            ------------------------------------------
                            10-Year           4.72%        4.72%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            1.90%
                            ------------------------------------------
                            5-Year            4.69%
                            ------------------------------------------
                            10-Year           4.70%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            2.71%
                            ------------------------------------------
                            5-Year            5.46%
                            ------------------------------------------
                            10-Year           5.54%
                            ------------------------------------------

          Portfolio Statistics
          Net Assets ($000)                                $2,648,774
          -----------------------------------------------------------
          Average Effective Maturity on Securities (Years)      10.40
          -----------------------------------------------------------
          Average Duration                                       4.80
          -----------------------------------------------------------

--------------------------------------------------------------------------------
1Paid May 2, 2005. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2005.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's Policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

                            Annual Report  Page 16

  Fund Spotlight as of 4/30/05  Nuveen Intermediate Duration Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed         57.8%
AA                          12.2%
A                           16.0%
BBB                         10.9%
BB or Lower                  2.2%
NR                           0.9%

Sectors/1/

                          Tax Obligation/Limited 23.1%
                          ----------------------------
                          Utilities              15.0%
                          ----------------------------
                          U.S. Guaranteed        14.5%
                          ----------------------------
                          Healthcare             13.5%
                          ----------------------------
                          Tax Obligation/General 12.1%
                          ----------------------------
                          Transportation          6.9%
                          ----------------------------
                          Water and Sewer         4.0%
                          ----------------------------
                          Other                  10.9%
                          ----------------------------

States/1/

                              Illinois       11.4%
                              --------------------
                              New York       11.4%
                              --------------------
                              California     11.1%
                              --------------------
                              Massachusetts   7.0%
                              --------------------
                              Texas           6.3%
                              --------------------
                              Washington      5.6%
                              --------------------
                              Michigan        5.1%
                              --------------------
                              Puerto Rico     4.8%
                              --------------------
                              Wisconsin       4.3%
                              --------------------
                              New Jersey      3.3%
                              --------------------
                              Alabama         3.2%
                              --------------------
                              North Carolina  3.1%
                              --------------------
                              Indiana         2.2%
                              --------------------
                              Florida         2.1%
                              --------------------
                              Other          19.1%
                              --------------------

1As a percentage of total holdings as of April 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (11/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (4/30/05)     $1,015.70 $1,011.70 $1,012.70 $1,016.70 $1,021.08 $1,017.41 $1,018.40 $1,022.02
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    3.75 $    7.43 $    6.44 $    2.80 $    3.76 $    7.45 $    6.46 $    2.81
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .75%, 1.49%, 1.29% and .56% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                            Annual Report  Page 17

--------------------------------------------------------------------------------
  Fund Spotlight as of 4/30/05           Nuveen Limited Term Municipal Bond Fund

================================================================================

       Quick Facts
                                              A Shares C Shares R Shares
       -----------------------------------------------------------------
       NAV                                      $10.76   $10.74   $10.72
       -----------------------------------------------------------------
       Latest Monthly Dividend/1/              $0.0290  $0.0260  $0.0310
       -----------------------------------------------------------------
       Latest Ordinary Income Distribution/2/  $0.0003  $0.0003  $0.0003
       -----------------------------------------------------------------
       Inception Date                         10/19/87 12/01/95  2/06/97
       -----------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class C and R shares are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                   Average Annual Total Returns as of 4/30/05
                   A Shares                         NAV Offer
                   ------------------------------------------
                   1-Year                         3.08% 0.47%
                   ------------------------------------------
                   5-Year                         4.84% 4.30%
                   ------------------------------------------
                   10-Year                        4.65% 4.39%
                   ------------------------------------------

                   C Shares                         NAV
                   ------------------------------------------
                   1-Year                         2.75%
                   ------------------------------------------
                   5-Year                         4.48%
                   ------------------------------------------
                   10-Year                        4.30%
                   ------------------------------------------
                   R Shares                         NAV
                   ------------------------------------------
                   1-Year                         3.33%
                   ------------------------------------------
                   5-Year                         5.05%
                   ------------------------------------------
                   10-Year                        4.81%
                   ------------------------------------------

                   Tax-Free Yields
                   A Shares                         NAV Offer
                   ------------------------------------------
                   Dividend Yield/3/              3.23% 3.15%
                   ------------------------------------------
                   SEC 30-Day Yield/4/            3.04% 2.96%
                   ------------------------------------------
                   Taxable-Equivalent Yield/4,5/  4.22% 4.11%
                   ------------------------------------------
                   C Shares                         NAV
                   ------------------------------------------
                   Dividend Yield/3/              2.91%
                   ------------------------------------------
                   SEC 30-Day Yield               2.69%
                   ------------------------------------------
                   Taxable-Equivalent Yield/5/    3.74%
                   ------------------------------------------
                   R Shares                         NAV
                   ------------------------------------------
                   Dividend Yield/3/              3.47%
                   ------------------------------------------
                   SEC 30-Day Yield               3.23%
                   ------------------------------------------
                   Taxable-Equivalent Yield/5/    4.49%
                   ------------------------------------------

                             Average Annual Total Returns as of 3/31/05
                             A Shares          NAV         Offer
                             ------------------------------------------
                             1-Year          0.45%        -2.04%
                             ------------------------------------------
                             5-Year          4.61%         4.07%
                             ------------------------------------------
                             10-Year         4.60%         4.33%
                             ------------------------------------------
                             C Shares          NAV
                             ------------------------------------------
                             1-Year          0.12%
                             ------------------------------------------
                             5-Year          4.27%
                             ------------------------------------------
                             10-Year         4.24%
                             ------------------------------------------
                             R Shares          NAV
                             ------------------------------------------
                             1-Year          0.68%
                             ------------------------------------------
                             5-Year          4.82%
                             ------------------------------------------
                             10-Year         4.75%
                             ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $820,779
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)     4.64
           ---------------------------------------------------------
           Average Duration                                     3.74
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid May 2, 2005. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2005.
2Paid December 3, 2004. Ordinary income is subject to federal taxation. 3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's Policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

                            Annual Report l Page 18

  Fund Spotlight as of 4/30/05           Nuveen Limited Term Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

            [CHART]


AAA/U.S. Guaranteed        44.9%
AA                         16.5%
A                          13.5%
BBB                        20.9%
BB or Lower                 1.0%
NR                          3.2%


Sectors/1/

                    Tax Obligation/Limited            21.7%
                    ---------------------------------------
                    Utilities                         20.6%
                    ---------------------------------------
                    Healthcare                        17.0%
                    ---------------------------------------
                    Tax Obligation/General            12.7%
                    ---------------------------------------
                    Education and Civic Organizations  6.9%
                    ---------------------------------------
                    Transportation                     4.7%
                    ---------------------------------------
                    U.S. Guaranteed                    4.6%
                    ---------------------------------------
                    Other                             11.8%
                    ---------------------------------------

States/1/

                              New York       11.6%
                              --------------------
                              California      8.8%
                              --------------------
                              Ohio            6.6%
                              --------------------
                              Massachusetts   6.3%
                              --------------------
                              Florida         6.2%
                              --------------------
                              New Jersey      4.7%
                              --------------------
                              Texas           4.2%
                              --------------------
                              Kentucky        4.1%
                              --------------------
                              Virginia        3.3%
                              --------------------
                              Tennessee       3.2%
                              --------------------
                              Colorado        3.2%
                              --------------------
                              Arizona         3.2%
                              --------------------
                              Pennsylvania    3.1%
                              --------------------
                              Oregon          3.1%
                              --------------------
                              Washington      2.6%
                              --------------------
                              Michigan        2.6%
                              --------------------
                              Illinois        2.5%
                              --------------------
                              North Carolina  2.4%
                              --------------------
                              Other          18.3%
                              --------------------

1As a percentage of total holdings as of April 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Hypothetical Performance
                                        Actual Performance       (5% annualized return before expenses)
                                   ----------------------------- --------------------------------------

                                    A Shares  C Shares  R Shares  A Shares     C Shares     R Shares
-------------------------------------------------------------------------------------------------------
Beginning Account Value (11/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00    $1,000.00    $1,000.00
-------------------------------------------------------------------------------------------------------
Ending Account Value (4/30/05)     $1,004.10 $1,002.50 $1,005.30 $1,021.17    $1,019.49    $1,022.17
-------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    3.63 $    5.31 $    2.64 $    3.66    $    5.36    $    2.66
-------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .73%, 1.07% and .53% for Classes A, C and R, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                            Annual Report  Page 19

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Alabama - 1.1%

  $    5,550 Butler Industrial Development Board, Alabama, Solid Waste     9/14 at 100.00       BB+ $    5,644,517
              Disposal Revenue Bonds, Georgia Pacific Corporation,
              Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)

       9,000 Courtland Industrial Development Board, Alabama, Solid       11/14 at 100.00       BBB      9,120,960
              Waste Disposal Revenue Bonds, International Paper Company,
              Series 2004A, 4.750%, 5/01/17

       1,565 Rainbow City Special Healthcare Facilities Financing          1/11 at 102.00       N/R        958,954
              Authority, Alabama, Revenue Bonds, Regency Pointe, Series
              2001A, 8.125%, 1/01/21
------------------------------------------------------------------------------------------------------------------
             Alaska - 0.1%

       2,000 Northern Tobacco Securitization Corporation, Alaska,          6/10 at 100.00       BBB      2,048,000
              Tobacco Settlement Asset-Backed Bonds, Series 2000,
              6.500%, 6/01/31
------------------------------------------------------------------------------------------------------------------
             Arizona - 2.1%

          40 Arizona Health Facilities Authority, Hospital System         11/09 at 100.00       Ba2         40,645
              Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
              6.250%, 11/15/29

             Arizona Health Facilities Authority, Hospital System
             Revenue Bonds, Phoenix Children's Hospital, Series 2002A:
         150  5.375%, 2/15/18                                              2/12 at 101.00       Ba2        143,761
       1,430  6.250%, 2/15/21                                              2/12 at 101.00       Ba2      1,466,136
       1,000  6.000%, 2/15/32                                              2/12 at 101.00       Ba2      1,009,800

       3,000 Arizona Health Facilities Authority, Revenue Bonds,          11/13 at 101.00       N/R      3,058,620
              American Baptist Estates - Terraces Project, Series 2003A,
              7.750%, 11/15/33

         650 Coconino County, Arizona, Pollution Control Revenue Bonds,   10/06 at 102.00        B-        663,468
              Nevada Power Company Project, Series 1996, 6.375%,
              10/01/36 (Alternative Minimum Tax)

         280 Coconino County, Arizona, Pollution Control Revenue Bonds,    5/05 at 100.00        B-        279,426
              Nevada Power Company Project, Series 1997B, 5.800%,
              11/01/32 (Alternative Minimum Tax)

         989 Estrella Mountain Ranch Community Facilities District,        7/10 at 102.00       N/R      1,094,635
              Goodyear, Arizona, Special Assessment Lien Bonds, Series
              2001A, 7.875%, 7/01/25

       2,150 Maricopa County Industrial Development Authority, Arizona,   12/06 at 102.00       N/R      2,184,615
              Solid Waste Disposal Revenue Bonds, Rainbow Valley
              Landfill Project, Series 1999A, 7.500%, 12/01/20
              (Alternative Minimum Tax)

       6,720 Maricopa County Industrial Development Authority, Arizona,    1/11 at 103.00       BBB      6,736,733
              Senior Living Facility Revenue Bonds, Christian Care Mesa
              II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative
              Minimum Tax)

             Phoenix Industrial Development Authority, Arizona,
             Educational Revenue Bonds, Keystone Montessori School,
             Series 2004A:
         350  6.375%, 11/01/13                                            11/11 at 103.00       N/R        353,196
         790  7.250%, 11/01/23                                            11/11 at 103.00       N/R        799,828
       1,710  7.500%, 11/01/33                                            11/11 at 103.00       N/R      1,730,999

         550 Pima County Industrial Development Authority, Arizona,       12/14 at 100.00      BBB-        559,955
              Charter School Revenue Bonds, Noah Webster Basic Schools
              Inc., Series 2004, 6.125%, 12/15/34

       1,640 Pima County Industrial Development Authority, Arizona,        7/14 at 100.00       N/R      1,672,816
              Charter School Revenue Bonds, Heritage Elementary School,
              Series 2004, 7.500%, 7/01/34

       4,700 Pima County Industrial Development Authority, Arizona,        7/14 at 100.00       N/R      4,748,833
              Charter School Revenue Bonds, Pointe Educational Services
              Charter School, Series 2004, 7.500%, 7/01/34

             Tucson Industrial Development Authority, Arizona, Charter
             School Revenue Bonds, Arizona Agribusiness and Equine
             Center Charter School, Series 2004A:
       1,620  5.850%, 9/01/24                                              9/14 at 100.00      BBB-      1,640,185
       1,035  6.125%, 9/01/34                                              9/14 at 100.00      BBB-      1,053,299

       1,600 Winslow Industrial Development Authority, Arizona, Hospital   6/08 at 101.00       N/R      1,231,472
              Revenue Bonds, Winslow Memorial Hospital, Series 1998,
              5.500%, 6/01/22
------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.2%

       2,635 Little River County, Arkansas, Revenue Refunding Bonds,      10/07 at 102.00       Ba3      2,638,953
              Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26
              (Alternative Minimum Tax)

----
20

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             California - 13.4%

  $    1,250 ABAG Finance Authority for Non-Profit Corporations,          10/07 at 102.00       BB+ $    1,249,312
              California, Certificates of Participation, American
              Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27

      11,250 Alameda Public Finance Authority, California, Revenue Bond      No Opt. Call       N/R     11,367,225
              Anticipation Notes, Alameda Power and Telecom, Series
              2004, 7.000%, 6/01/09

       3,000 Beaumont Financing Authority, California, Local Agency        9/13 at 102.00       N/R      3,296,400
              Revenue Bonds, Series 2003A, 7.000%, 9/01/33

             Beaumont Financing Authority, California, Local Agency
             Revenue Bonds, Series 2004D:
       1,455  5.500%, 9/01/24                                              9/14 at 102.00       N/R      1,473,871
       1,875  5.800%, 9/01/35                                              9/14 at 102.00       N/R      1,903,650

             Beaumont Financing Authority, California, Local Agency
             Revenue Bonds, Series 2005C:
         855  5.500%, 9/01/29                                              9/14 at 102.00       N/R        859,591
       1,030  5.500%, 9/01/35                                              9/14 at 102.00       N/R      1,032,936

             Beaumont Financing Authority, California, Local Agency
             Revenue Bonds, Series 2005A:
       1,680  5.600%, 9/01/25                                              9/15 at 102.00       N/R      1,683,578
       2,315  5.650%, 9/01/30                                              9/15 at 102.00       N/R      2,336,321
       2,500  5.700%, 9/01/35                                              9/15 at 102.00       N/R      2,518,525

       1,500 Benicia, California, Assessment District Limited Obligation   3/11 at 100.00       N/R      1,511,265
              Improvement Bonds, Series 2004B, 5.900%, 9/02/30

       1,800 California Health Facilities Financing Authority, Hospital    5/05 at 100.00       BB+      1,770,336
              Revenue Bonds, Downey Community Hospital, Series 1993,
              5.750%, 5/15/15

       7,800 California Pollution Control Financing Authority, Solid         No Opt. Call       BB-      7,917,780
              Waste Revenue Bonds, Keller Canyon Landfill Company,
              Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)

       2,000 California Pollution Control Financing Authority, Solid      12/06 at 102.00       BB-      1,912,160
              Waste Disposal Revenue Bonds, Browning Ferris Industries
              Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum
              Tax)

       1,057 California Pollution Control Financing Authority, Solid       7/07 at 102.00       N/R        137,437
              Waste Disposal Revenue Bonds, CanFibre of Riverside,
              Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax) #

       3,800 California Pollution Control Financing Authority, Solid         No Opt. Call      BBB+      3,983,844
              Waste Disposal Revenue Bonds, Republic Services Inc.,
              Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax)
              (Mandatory put 12/01/17)

       3,500 California Pollution Control Financing Authority, Solid       4/15 at 101.00       BBB      3,634,505
              Waste Disposal Revenue Bonds, Waste Management Inc.,
              Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)

       5,600 California Department of Water Resources, Power Supply        5/12 at 101.00       AAA      7,874,160
              Revenue Bonds, DRIVERS, Series 344, 9.905%, 5/01/13 (IF)

       8,085 California Department of Water Resources, Electric Power        No Opt. Call       AAA     11,086,233
              Supply Revenue Bonds, DRIVERS, Series 395, 10.043%,
              5/01/10 (IF) - AMBAC Insured

       1,025 California Statewide Community Development Authority,         1/14 at 100.00       N/R      1,083,702
              Subordinate Lien Multifamily Housing Revenue Bonds, Corona
              Park Apartments, Series 2004I-S, 7.750%, 1/01/34
              (Alternative Minimum Tax)

         665 California Statewide Community Development Authority,         7/09 at 102.00       N/R        681,958
              Multifamily Housing Revenue Bonds, Magnolia City Lights,
              Series 1999X, 6.650%, 7/01/39

             California Statewide Community Development Authority,
             Revenue Bonds, Daughters of Charity Health System, Series
             2005A:
       6,000  5.250%, 7/01/35                                              7/15 at 100.00      BBB+      6,189,540
       5,000  5.000%, 7/01/39                                              7/15 at 100.00      BBB+      5,048,900

       1,000 California Statewide Community Development Authority,           No Opt. Call       N/R      1,044,470
              Revenue Bonds, Live Oak School, Series 2000, 6.250%,
              10/01/12

       3,335 California Statewide Community Development Authority,         8/09 at 100.00       N/R      3,394,697
              Charter School Revenue Bonds, Lionel Wilson College
              Preparatory Academy, Series 2001A, 7.250%, 8/01/31

       1,500 California Statewide Community Development Authority,        10/13 at 100.00       N/R      1,545,495
              Revenue Bonds, Notre Dame de Namur University, Series
              2003, 6.625%, 10/01/33

       4,000 California Statewide Community Development Authority,        10/15 at 103.00       N/R      4,423,280
              Senior Lien Revenue Bonds, East Valley Tourist Authority,
              Series 2003B, 9.250%, 10/01/20 (a)

       2,925 California Statewide Community Development Authority,         3/14 at 102.00       N/R      2,971,859
              Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%,
              3/01/34

----
21

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             California (continued)

  $    2,000 Capistrano Unified School District, Orange County,            9/13 at 100.00       N/R $    2,132,760
              California, Special Tax Bonds, Community Facilities
              District 90-2 - Talega, Series 2003, 6.000%, 9/01/33

       1,000 Capistrano Unified School District, Orange County,            9/15 at 100.00       N/R      1,006,670
              California, Special Tax Bonds, Community Facilities
              District 04-1 - Rancho Madrina, Series 2005, 5.250%,
              9/01/34

             Carlsbad, California, Limited Obligation Improvement Bonds,
             Assessment District 2002-01, Series 2005A:
       2,170  5.150%, 9/02/29                                              9/12 at 100.00       N/R      2,175,230
       2,720  5.200%, 9/02/35                                              9/12 at 100.00       N/R      2,731,832

             Chino, California, Special Tax Bonds, Community Facilities
             District 03-3, Area 1, Series 2004:
       1,300  5.700%, 9/01/29                                              9/12 at 102.00       N/R      1,315,366
       1,355  5.750%, 9/01/34                                              9/12 at 102.00       N/R      1,372,954

             Corona-Norco Unified School District, California, Special
             Tax Bonds, Community Facilities District 03-1, Series 2004:
       1,000  5.375%, 9/01/25                                              9/14 at 100.00       N/R      1,022,020
       1,000  5.375%, 9/01/33                                              9/14 at 100.00       N/R      1,011,640

       1,750 Elsinore Valley Municipal Water District, California,         9/12 at 102.00       N/R      1,773,240
              Special Tax Bonds, Series 2004, 5.700%, 9/01/34

       3,500 Fontana, California, Special Tax Bonds, Sierra Community      9/14 at 100.00       N/R      3,596,600
              Facilities District 22, Series 2004, 6.000%, 9/01/34

       1,500 Fullerton Community Facilities District 1, California,        9/12 at 100.00       N/R      1,564,320
              Special Tax Bonds, Amerige Heights, Series 2002, 6.200%,
              9/01/32

       1,590 Golden State Tobacco Securitization Corporation,              6/13 at 100.00       BBB      1,847,055
              California, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2003A-2, 7.900%, 6/01/42

       1,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00       BBB      1,155,190
              California, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2003A-4, 7.800%, 6/01/42

       2,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00       BBB      2,320,100
              California, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2003A-5, 7.875%, 6/01/42

       9,285 Golden State Tobacco Securitization Corporation,              6/13 at 100.00       BBB      9,862,898
              California, Tobacco Settlement Asset-Backed Bonds, Series
              2003A-1, 6.750%, 6/01/39

             Huntington Beach, California, Special Tax Bonds, Community
             Facilities District 2003-1, Huntington Center, Series 2004:
         500  5.800%, 9/01/23                                              9/14 at 100.00       N/R        513,925
       1,000  5.850%, 9/01/33                                              9/14 at 100.00       N/R      1,027,780

             Independent Cities Lease Finance Authority, California,
             Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
       1,020  6.000%, 5/15/34                                              5/14 at 100.00       N/R      1,065,166
         790  6.125%, 5/15/38                                              5/14 at 100.00       N/R        829,492
       2,500  6.450%, 5/15/44                                              5/14 at 100.00       N/R      2,672,150

       1,015 Independent Cities Lease Finance Authority, California,       5/14 at 100.00       N/R      1,052,565
              Subordinate Lien Revenue Bonds, El Granada Mobile Home
              Park, Series 2004B, 6.500%, 5/15/44

       1,000 Independent Cities Lease Finance Authority, California,      11/14 at 100.00       N/R      1,038,610
              Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home
              Park, Series 2004A, 5.950%, 11/15/39

       1,565 Jurupa Community Services District, California, Special Tax   9/05 at 103.00       N/R      1,584,343
              Bonds, Community Facilities District 16 - Eastvale Area,
              Series 2005A, 5.300%, 9/01/34

       2,500 Lake Elsinore Public Financing Authority, California, Local  10/13 at 102.00       N/R      2,608,975
              Agency Revenue Refunding Bonds, Series 2003H, 6.375%,
              10/01/33

       1,200 Lake Elsinore, California, Special Tax Bonds, Community       9/13 at 102.00       N/R      1,255,056
              Facilities District 2003-2 Improvement Area A, Canyon
              Hills, Series 2004A, 5.950%, 9/01/34

       2,000 Lammersville School District, San Joaquin County,             9/12 at 101.00       N/R      2,134,200
              California, Special Tax Bonds, Community Facilities
              District of Mountain House, Series 2002, 6.375%, 9/01/32

       4,050 Lee Lake Water District, Riverside County, California,        9/13 at 102.00       N/R      4,187,052
              Special Tax Bonds, Community Facilities District 3, Series
              2004, 5.950%, 9/01/34

----
22

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             California (continued)

  $      300 Los Angeles Regional Airports Improvement Corporation,       12/12 at 102.00        B- $      314,526
              California, Sublease Revenue Bonds, Los Angeles
              International Airport, American Airlines Inc. Terminal 4
              Project, Series 2002B, 7.500%, 12/01/24 (Alternative
              Minimum Tax)

       7,170 Los Angeles Regional Airports Improvement Corporation,       12/12 at 102.00        B-      7,517,171
              California, Sublease Revenue Bonds, Los Angeles
              International Airport, American Airlines Inc. Terminal 4
              Project, Series 2002C, 7.500%, 12/01/24 (Alternative
              Minimum Tax)

       1,415 Merced Irrigation District, California, Revenue               9/13 at 102.00      Baa3      1,482,113
              Certificates of Participation, Electric System Project,
              Series 2003, 5.700%, 9/01/36

       2,000 Morgan Hill Financing Authority, California, Reassessment     9/10 at 102.00       N/R      1,993,660
              Revenue Bonds, Madron Business Park, Series 2005A, 5.250%,
              9/02/25

       1,555 Murrieta Valley Unified School District, Riverside County,    9/11 at 100.00       N/R      1,551,439
              California, Special Tax Bonds, Community Facilities
              District 2000-1, Series 2004B, 5.300%, 9/01/34

       2,000 Oceanside, California, Special Tax Revenue Bonds, Community   9/14 at 100.00       N/R      2,051,840
              Facilities District 00-1 - Ocean Ranch Corporate Center,
              Series 2004, 5.875%, 9/01/34

             Orange County, California, Special Tax Bonds, Community
             Facilities District 03-1 of Ladera Ranch, Series 2004A:
         500  5.500%, 8/15/23                                              8/12 at 101.00       N/R        516,250
       1,625  5.600%, 8/15/28                                              8/12 at 101.00       N/R      1,677,601
       1,000  5.625%, 8/15/34                                              8/12 at 101.00       N/R      1,034,040

       4,000 Orange County, California, Special Tax Bonds, Community       8/12 at 101.00       N/R      4,032,640
              Facilities District 04-1 of Ladera Ranch, Series 2005A,
              5.200%, 8/15/34

       1,755 Palmdale, California, Special Tax Bonds, Community            9/15 at 101.00       N/R      1,767,443
              Facilities District 2003-1, Anaverde Project,
              Series 2005A, 5.400%, 9/01/35

       2,000 Pico Rivera Water Authority, California, Revenue Bonds,      12/11 at 102.00       N/R      2,158,860
              Series 2001A, 6.250%, 12/01/32

             Poway Unified School District, San Diego County,
             California, Special Tax Bonds, Community Facilities
             District 11, Series 2004:
         650  5.375%, 9/01/34                                              9/11 at 102.00       N/R        654,726
         875  5.375%, 9/01/34                                              9/11 at 102.00       N/R        881,361

             West Patterson Financing Authority, California, Special Tax
             Bonds, Community Facilities District 01-1, Series 2003B:
       1,100  6.750%, 9/01/30                                              9/13 at 103.00       N/R      1,186,515
       3,400  7.000%, 9/01/38                                              9/13 at 103.00       N/R      3,731,602

       3,900 West Patterson Financing Authority, California, Special Tax   9/13 at 103.00       N/R      4,020,237
              Bonds, Community Facilities District 2001-1, Series 2004A,
              6.125%, 9/01/39

       7,500 West Patterson Financing Authority, California, Special Tax   9/13 at 102.00       N/R      7,635,150
              Bonds, Community Facilities District 01-1, Series 2004B,
              6.000%, 9/01/39

             Western Hills Water District, Stanislaus County,
             California, Special Tax Bonds, Diablo Grande Community
             Facilities District 1, Series 2005:
       1,000  5.625%, 9/01/24                                              9/13 at 102.00       N/R        997,580
       3,755  5.800%, 9/01/31                                              9/13 at 102.00       N/R      3,796,868
------------------------------------------------------------------------------------------------------------------
             Colorado - 9.1%

       3,060 BNC Metropolitan District 1, Colorado, General Obligation    12/14 at 101.00       N/R      3,402,720
              Bonds, Series 2004, 8.050%, 12/01/34

       2,960 Bell Mountain Ranch Consolidated Metropolitan District,         No Opt. Call       N/R      3,158,971
              Colorado, Subordinate Refunding and Improvement Bonds,
              Series 2003, 7.900%, 11/15/23

         925 Bradburn Metropolitan District 3, Colorado, General          12/13 at 101.00       N/R        994,523
              Obligation Bonds, Series 2003, 7.500%, 12/01/33

       2,000 Briargate Center Business Improvement District, Colorado,       No Opt. Call       N/R      2,114,280
              Special Assessment District 02-1 Revenue Bonds, Series
              2002B, 7.400%, 12/01/27

       4,530 Buffalo Ridge Metropolitan District, Colorado, Limited       12/13 at 101.00       N/R      4,870,475
              Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33

       2,750 Canterberry Crossing Metropolitan District II, Parker,       12/12 at 100.00       N/R      2,903,065
              Colorado, Limited Tax General Obligation Bonds, Series
              2002, 7.375%, 12/01/32

----
23

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

  $    6,750 Central Marksheffel Metropolitan District, Colorado,         12/14 at 100.00       N/R $    7,138,598
              General Obligation Limited Tax Bonds, Series 2004, 7.250%,
              12/01/29

             Colorado Educational and Cultural Facilities Authority,
             Charter School Revenue Bonds, Compass for Lifelong
             Discovery Charter School, Series 1999A:
         510  6.125%, 7/01/12                                              7/09 at 102.00       N/R        507,583
       1,460  6.500%, 7/01/24                                              7/09 at 102.00       N/R      1,371,714

       4,070 Colorado Educational and Cultural Facilities Authority,       9/09 at 101.00       N/R      4,224,660
              Revenue Bonds, Boulder Country Day School, Series 1999,
              6.750%, 9/01/24

         975 Colorado Educational and Cultural Facilities Authority,       7/08 at 100.00    N/R***      1,055,028
              Charter School Revenue Bonds, Compass Montessori
              Elementary Charter School, Series 2000, 7.750%, 7/15/31
              (Pre-refunded to 7/15/08)

       4,000 Colorado Educational and Cultural Facilities Authority,       8/11 at 100.00       AAA      4,950,120
              Charter School Revenue Bonds, Peak-to-Peak Charter School,
              Series 2001, 7.625%, 8/15/31 (Pre-refunded to 8/15/11)

             Colorado Educational and Cultural Facilities Authority,
             Charter School Revenue Bonds, Weld County School District 6
             - Frontier Academy, Series 2001:
       2,770  7.250%, 6/01/20                                              6/11 at 100.00       Ba1      2,872,878
       1,775  7.375%, 6/01/31                                              6/11 at 100.00       Ba1      1,839,326

       3,776 Colorado Educational and Cultural Facilities Authority,       2/12 at 100.00       N/R      3,935,460
              Charter School Revenue Bonds, Jefferson County School
              District R-1 - Compass Montessori Secondary School, Series
              2002, 8.000%, 2/15/32

             Colorado Educational and Cultural Facilities Authority,
             Charter School Revenue Bonds, Douglas County School
             District RE-1 - Platte River Academy, Series 2002A:
       1,000  7.250%, 3/01/22 (Pre-refunded to 3/01/10)                    3/10 at 100.00    Ba2***      1,137,850
         750  7.250%, 3/01/32 (Pre-refunded to 3/01/10)                    3/10 at 100.00       AAA        888,743

       2,500 Colorado Educational and Cultural Facilities Authority,       5/12 at 102.00       N/R      2,615,525
              Charter School Revenue Bonds, Montessori Peaks Building
              Foundation, Series 2002A, 8.000%, 5/01/32

       4,600 Colorado Educational and Cultural Facilities Authority,       3/12 at 100.00       N/R      4,667,206
              Charter School Revenue Bonds, Belle Creek Education
              Center, Series 2002A, 7.625%, 3/15/32

       4,240 Colorado Educational and Cultural Facilities Authority,      10/13 at 100.00       N/R      4,396,498
              Charter School Revenue Bonds, Pioneer ELOB Charter School,
              Series 2003, 7.750%, 10/15/33

       1,065 Colorado Educational and Cultural Facilities Authority,      11/13 at 100.00       N/R        958,979
              Charter School Revenue Bonds, Leadership Preparatory
              Academy, Series 2003, 7.875%, 5/01/27

             Colorado Educational and Cultural Facilities Authority,
             Independent School Revenue Bonds, Denver Academy, Series
             2003A:
         500  7.000%, 11/01/23                                            11/13 at 100.00       BB+        536,540
         810  7.125%, 11/01/28                                            11/13 at 100.00       BB+        866,951

       2,860 Colorado Educational and Cultural Facilities Authority,       5/14 at 101.00       N/R      2,975,687
              Charter School Revenue Bonds, Denver Arts and Technology
              Academy, Series 2003, 8.000%, 5/01/34

             Colorado Educational and Cultural Facilities Authority,
             Charter School Revenue Bonds, Excel Academy Charter School,
             Series 2003:
         500  7.300%, 12/01/23                                            12/13 at 100.00       N/R        527,820
         875  7.500%, 12/01/33                                            12/13 at 100.00       N/R        929,163

       2,645 Colorado Educational and Cultural Facilities Authority,       6/14 at 100.00       N/R      2,935,315
              Independent School Improvement Revenue Bonds, Heritage
              Christian School of Northern Colorado, Series 2004A,
              7.500%, 6/01/34

             Colorado Educational and Cultural Facilities Authority,
             Revenue Bonds, Colorado Lutheran High School Association,
             Series 2004A:
       3,750  7.500%, 6/01/24                                              6/14 at 100.00       N/R      3,982,350
       4,300  7.625%, 6/01/34                                              6/14 at 100.00       N/R      4,566,213

             Colorado Educational and Cultural Facilities Authority,
             Charter School Revenue Bonds, Elbert County Charter School,
             Series 2004:
         625  6.750%, 3/01/14                                                No Opt. Call       N/R        635,725
         730  7.250%, 3/01/24                                              3/14 at 100.00       N/R        742,257
       1,570  7.375%, 3/01/35                                              3/14 at 100.00       N/R      1,595,717

      11,000 Colorado Health Facilities Authority, Revenue Bonds, Poudre   3/15 at 100.00      BBB+     11,121,220
              Valley Health Care, Series 2005F, 5.000%, 3/01/25

----
24

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

  $    2,230 Conservatory Metropolitan District, Arapahoe County,         12/13 at 102.00       N/R $    2,417,811
              Aurora, Colorado, General Obligation Bonds, Series 2003,
              7.550%, 12/01/32

       2,465 Conservatory Metropolitan District, Arapahoe County,         12/13 at 102.00       N/R      2,523,766
              Aurora, Colorado, General Obligation Bonds, Series 2005,
              6.750%, 12/01/34

       2,350 Laredo Metropolitan District, Colorado, General Obligation   12/13 at 101.00       N/R      2,526,626
              Bonds, Series 2003, 7.500%, 12/01/33

       5,035 Maher Ranch Metropolitan District 4, Colorado, General       12/13 at 102.00       N/R      5,593,986
              Obligation Bonds, Series 2003, 7.875%, 12/01/33

       3,500 Montrose, Colorado, Enterprise Revenue Bonds, Montrose       12/13 at 102.00      BBB-      3,569,860
              Memorial Hospital, Series 2003, 6.000%, 12/01/33

       1,500 Neu Towne Metropolitan District, Colorado, Limited Tax       12/14 at 100.00       N/R      1,586,355
              General Obligation Bonds, Series 2004, 7.250%, 12/01/34

       2,000 Park Creek Metropolitan District, Colorado, Limited Tax         No Opt. Call       N/R      2,103,320
              Obligation Revenue Bonds, Series 2003CR-1, 7.875%,
              12/01/32 (Mandatory put 12/01/13)

       1,500 Park Creek Metropolitan District, Colorado, Limited Tax         No Opt. Call       N/R      1,577,490
              Obligation Revenue Bonds, Series 2003CR-2, 7.875%,
              12/01/32 (Mandatory put 12/01/13)

       5,300 Plaza Metropolitan District 1, Lakewood, Colorado, Tax        6/14 at 101.00       N/R      5,893,441
              Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25

       2,000 Serenity Ridge Metropolitan District 2, Colorado, General    12/14 at 100.00       N/R      2,150,500
              Obligation Bonds, Series 2004, 7.500%, 12/01/34

             Southlands Metropolitan District 1, Colorado, Limited Tax
             General Obligation Bonds, Series 2004:
         500  7.000%, 12/01/24                                            12/14 at 100.00       N/R        550,775
       2,845  7.125%, 12/01/34                                            12/14 at 100.00       N/R      3,129,187

             Tallyn's Reach Metropolitan District 2, Aurora, Colorado,
             Limited Tax General Obligation Bonds, Series 2004:
         250  6.000%, 12/01/18                                            12/13 at 100.00       N/R        251,400
         310  6.375%, 12/01/23                                            12/13 at 100.00       N/R        315,096

             Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
             Limited Tax General Obligation Bonds, Series 2004:
         500  6.625%, 12/01/23                                            12/13 at 100.00       N/R        516,470
         500  6.750%, 12/01/33                                            12/13 at 100.00       N/R        510,230

      12,589 Tollgate Crossing Metropolitan District 2, Colorado,         12/14 at 100.00       N/R      8,317,331
              General Obligation Bonds, Series 2004, 0.000%, 12/01/33
------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.0%

       8,500 Bridgeport, Connecticut, Senior Living Facility Revenue       4/15 at 101.00       N/R      8,801,325
              Bonds, 3030 Park Retirement Community, Series 2005,
              7.250%, 4/01/35

         600 Connecticut Health and Educational Facilities Authority,      7/07 at 102.00       Ba1        581,718
              Revenue Bonds, Hospital for Special Care, Series 1997B,
              5.375%, 7/01/17

       1,500 Connecticut Development Authority, Airport Facilities        10/14 at 101.00       Ba2      1,783,530
              Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26
              (Alternative Minimum Tax)

       1,455 Connecticut Development Authority, Health Facilities          8/05 at 101.00       N/R      1,455,931
              Revenue Refunding Bonds, Alzheimer's Resource Center of
              Connecticut Inc., Series 1994A, 7.125%, 8/15/14

             Eastern Connecticut Resource Recovery Authority, Solid
             Waste Revenue Bonds, Wheelabrator Lisbon Project, Series
             1993A:
         330  5.500%, 1/01/14 (Alternative Minimum Tax)                    7/05 at 100.00       BBB        333,696
       2,080  5.500%, 1/01/20 (Alternative Minimum Tax)                    7/05 at 100.00       BBB      2,092,272
------------------------------------------------------------------------------------------------------------------
             Florida - 8.2%

       2,700 Amelia National Community Development District, Nassau        5/14 at 101.00       N/R      2,771,496
              County, Florida, Capital Improvement Revenue Bonds, Series
              2004, 6.300%, 5/01/35

       2,800 Anthem Park Community Development District, Florida,          3/15 at 101.00       N/R      2,828,252
              Capital Improvement Revenue Bonds, Series 2004, 5.800%,
              5/01/36

----
25

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Florida (continued)

  $    4,935 Bartram Springs Community Development District, Duval         5/13 at 102.00       N/R $    5,221,230
              County, Florida, Special Assessment Bonds, Series 2003A,
              6.650%, 5/01/34

         250 Beacon Lakes Community Development District, Florida,         5/13 at 101.00       N/R        263,790
              Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35

       2,160 Bloomingdale Community Development District, Hillsborough     5/15 at 101.00       N/R      2,225,297
              County, Florida, Special Assessment Revenue Bonds, Series
              2004, 5.875%, 5/01/36

       2,000 Broward County, Florida, Airport Facility Revenue Bonds,     11/14 at 101.00      BBB-      2,271,840
              Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative
              Minimum Tax)

       2,000 Capital Trust Agency, Florida, Revenue Bonds, Seminole       10/12 at 102.00       N/R      2,262,120
              Tribe Convention Center, Series 2002A, 10.000%, 10/01/33
              (a)

       4,000 Capital Trust Agency, Florida, Revenue Bonds, Seminole       10/12 at 102.00       N/R      4,501,160
              Tribe Convention Center, Series 2003A, 8.950%, 10/01/33 (a)

       1,595 Caribe Palm Community Development District, Florida,          5/15 at 101.00       N/R      1,639,963
              Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35

       1,195 Century Gardens Community Development District, Miami-Dade    5/14 at 101.00       N/R      1,199,027
              County, Florida, Special Assessment Revenue Bonds, Series
              2004, 5.900%, 5/01/34

       2,000 Collier County, Florida, Gas Tax Revenue Refunding Bonds,     6/13 at 100.00       AAA      2,197,340
              Series 2003, 5.250%, 6/01/22 - AMBAC Insured

       2,100 Cutler Cay Community Development District, Florida, Special   5/14 at 101.00       N/R      2,163,588
              Assessment Bonds, Series 2004, 6.300%, 5/01/34

       1,425 Dade County Industrial Development Authority, Florida,        6/05 at 102.00       N/R      1,453,928
              Revenue Bonds, Miami Cerebral Palsy Residential Services
              Inc., Series 1995, 8.000%, 6/01/22

       4,935 Heron Isles Community Development District, Florida,          5/15 at 101.00       N/R      4,960,958
              Capital Improvement Revenue Bonds, Series 2005, 5.750%,
              5/01/36

             Hillsborough County Industrial Development Authority,
             Florida, Exempt Facilities Remarketed Revenue Bonds,
             National Gypsum Company, Apollo Beach Project, Series 2000B:
       4,000  7.125%, 4/01/30 (Alternative Minimum Tax)                    4/10 at 101.00       N/R      4,500,360
       1,000  7.125%, 4/01/30 (Alternative Minimum Tax)                    4/10 at 101.00       N/R      1,125,090

       2,000 Islands at Doral Southwest Community Development District,    5/13 at 101.00       N/R      2,106,140
              Miami-Dade County, Florida, Special Assessment Bonds,
              Series 2003, 6.375%, 5/01/35

             Islands at Doral Northeast Community Development District,
             Miami-Dade County, Florida, Special Assessment Bonds,
             Series 2004:
         480  6.125%, 5/01/24                                              5/14 at 101.00       N/R        504,922
         450  6.250%, 5/01/34                                              5/14 at 101.00       N/R        471,294

       4,250 Islands at Doral III Community Development District, Doral,   5/12 at 101.00       N/R      4,324,503
              Florida, Special Assessment Bonds, Series 2004A, 5.900%,
              5/01/35

       2,445 Keys Cove Community Development District, Florida, Special    7/15 at 101.00       N/R      2,466,076
              Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35

         645 Lexington Community Development District, Florida, Special    5/14 at 101.00       N/R        661,970
              Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34

       3,550 MMA Financial CDD Junior Securitization Trust, Florida,      11/07 at 100.00       N/R      3,565,443
              Pass-Through Certificates, Class A, Series 2003I, 8.000%,
              11/01/13

       1,000 Martin County Industrial Development Authority, Florida,      6/05 at 102.00       BB+      1,017,820
              Industrial Development Revenue Bonds, Indiantown
              Cogeneration LP, Series 1994A, 7.875%, 12/15/25
              (Alternative Minimum Tax)

         310 Martin County Industrial Development Authority, Florida,      6/05 at 102.00       BB+        315,527
              Industrial Development Revenue Refunding Bonds, Indiantown
              Cogeneration LP, Series 1995B, 8.050%, 12/15/25
              (Alternative Minimum Tax)

       2,965 Meadow Pines Community Development District, Florida,         5/14 at 101.00       N/R      3,093,800
              Special Assessment Revenue Bonds, Series 2004A, 6.250%,
              5/01/34

       3,070 Meadowwoods Community Development District, Pasco County,     5/14 at 101.00       N/R      3,126,457
              Florida, Special Assessment Revenue Bonds, Series 2004A,
              6.050%, 5/01/35

----
26

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Florida (continued)

  $    2,200 Meadowwoods Community Development District, Pasco County,       No Opt. Call       N/R $    2,218,568
              Florida, Special Assessment Revenue Bonds, Series 2004B,
              5.250%, 5/01/11

         400 Midtown Miami Community Development District, Florida,        5/14 at 100.00       N/R        415,636
              Special Assessment Revenue Bonds, Parking Garage Project,
              Series 2004A, 6.000%, 5/01/24

       3,600 Midtown Miami Community Development District, Florida,        5/14 at 100.00       N/R      3,773,556
              Special Assessment Revenue Bonds, Series 2004B, 6.500%,
              5/01/37

       1,770 Oak Creek Community Development District, Pasco County,       5/15 at 102.00       N/R      1,776,425
              Florida, Special Assessment Bonds, Series 2004, 5.800%,
              5/01/35

       3,000 Old Palm Community Development District, Florida, Special     5/15 at 101.00       N/R      3,041,430
              Assessment Bonds, Palm Beach Gardens, Series 2004A,
              5.900%, 5/01/35

       4,000 Pine Island Community Development District, Florida,          5/12 at 101.00       N/R      4,052,400
              Special Assessment Bonds, Bella Collina, Series 2004,
              5.750%, 5/01/35

       1,000 Principal One Community Development District, Jacksonville,   5/15 at 101.00       N/R      1,004,470
              Florida, Special Assessment Bonds, Series 2005, 5.650%,
              5/01/35 (WI, settling 5/16/05)

       2,500 Reunion East Community Development District, Osceola          5/12 at 101.00       N/R      2,761,275
              County, Florida, Special Assessment Bonds, Series 2002A,
              7.375%, 5/01/33

       2,000 Reunion East Community Development District, Osceola            No Opt. Call       N/R      2,035,760
              County, Florida, Special Assessment Bonds, Series 2005,
              5.800%, 5/01/36

       6,750 Reunion West Community Development District, Florida,         5/12 at 101.00       N/R      7,005,690
              Special Assessment Bonds, Series 2004, 6.250%, 5/01/36

       1,000 South-Dade Venture Community Development District, Florida,   5/14 at 101.00       N/R      1,030,140
              Special Assessment Revenue Bonds, Series 2004, 6.125%,
              5/01/34

       2,200 South Kendall Community Development District, Florida,        5/14 at 101.00       N/R      2,217,336
              Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35

             Stonegate Community Development District, Florida, Special
             Assessment Revenue Bonds, Series 2004:
         485  6.000%, 5/01/24                                              5/14 at 101.00       N/R        496,165
         500  6.125%, 5/01/34                                              5/14 at 101.00       N/R        511,440

       3,640 Terracina Community Development District, Florida, Special    5/14 at 101.00       N/R      3,656,380
              Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35

       1,655 Valencia Acres Community Development District, Florida,       5/15 at 101.00       N/R      1,671,749
              Special Assessment Bonds, Series 2005, 5.800%, 5/01/35

       4,000 Westport Community Development District, Florida, Capital     5/13 at 100.00       N/R      4,034,480
              Improvement Revenue Bonds, Series 2005A, 5.700%, 5/01/35

             Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004:
       3,380  5.000%, 10/01/17 - FSA Insured                              10/14 at 100.00       AAA      3,686,025
       3,550  5.000%, 10/01/18 - FSA Insured                              10/14 at 100.00       AAA      3,853,880
       3,675  5.000%, 10/01/19 - FSA Insured                              10/14 at 100.00       AAA      3,977,526

             Westchester Community Development District 1, Florida,
              Special Assessment Bonds, Series 2003:
       1,150  6.000%, 5/01/23                                              5/13 at 101.00       N/R      1,199,105
       3,750  6.125%, 5/01/35                                              5/13 at 101.00       N/R      3,902,550
------------------------------------------------------------------------------------------------------------------
             Georgia - 1.5%

             Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station
             Project, Series 2001:
       1,650  7.750%, 12/01/14                                            12/11 at 101.00       N/R      1,811,106
       1,400  7.900%, 12/01/24                                            12/11 at 101.00       N/R      1,528,072

       2,820 Augusta, Georgia, Airport Revenue Bonds, Series 2005A,        1/15 at 100.00      Baa3      2,857,111
              5.150%, 1/01/35

             Baldwin County Hospital Authority, Georgia, Revenue Bonds,
             Oconee Regional Medical Center, Series 1998:
         250  5.350%, 12/01/14                                            12/08 at 102.00       BB+        243,500
         370  5.250%, 12/01/22                                            12/08 at 102.00       BB+        329,096

       2,000 Coffee County Hospital Authority, Georgia, Revenue Bonds,     1/14 at 100.00      BBB+      2,008,940
              Coffee County Regional Medical Center, Series 2004,
              5.000%, 12/01/26

----
27

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Georgia (continued)

  $    2,365 Effingham County Development Authority, Georgia, Solid        7/08 at 102.00       BB+ $    2,397,046
              Waste Disposal Revenue Bonds, Ft. James Project, Series
              1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (a)

       1,480 Fulton County Residential Care Facilities Authority,         12/13 at 102.00       N/R      1,512,604
              Georgia, Revenue Bonds, St. Anne's Terrace, Series 2003,
              7.625%, 12/01/33

         900 Fulton County Residential Care Facilities Authority,          2/09 at 100.00       N/R        894,357
              Georgia, Revenue Bonds, Canterbury Court, Series 2004A,
              6.125%, 2/15/34

       7,000 Fulton County Development Authority, Georgia, Local           9/15 at 100.00       BBB      7,022,400
              District Cooling Authority Revenue Bonds, Maxon Atlantic
              Station LLC, Series 2005A, 5.125%, 3/01/26 (Alternative
              Minimum Tax)

       1,000 Richmond County Development Authority, Georgia,              11/13 at 100.00       BBB      1,039,510
              Environmental Improvement Revenue Bonds, International
              Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Idaho - 0.3%

       3,605 Power County Industrial Development Corporation, Idaho,       8/09 at 102.00       BB+      3,711,023
              Solid Waste Disposal Revenue Bonds, FMC Corporation,
              Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Illinois - 4.4%

       8,250 Caseyville, Illinois, Tax Increment Revenue Bonds, Forest    12/14 at 100.00       N/R      8,306,430
              Lakes Project, Series 2004, 7.000%, 12/30/22

       1,465 Chicago, Illinois, Tax Increment Allocation Bonds,            1/09 at 100.00       N/R      1,500,145
              Irving/Cicero Redevelopment Project, Series 1998, 7.000%,
              1/01/14

       1,000 Illinois Development Finance Authority, Revenue Bonds,       12/12 at 100.00       BBB      1,068,640
              Chicago Charter School Foundation, Series 2002A, 6.125%,
              12/01/22

         750 Illinois Development Finance Authority, Environmental         6/12 at 100.00       Ba2        858,555
              Services Revenue Bonds, Citgo Petroleum Corporation
              Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum
              Tax)

      10,750 Illinois Finance Authority, Revenue Bonds, Rogers Park       11/14 at 102.00       N/R     10,783,325
              Montessori School, Series 2004, 7.125%, 11/01/34

             Illinois Health Facilities Authority, Revenue Bonds, Holy
             Cross Hospital, Series 1994:
       1,155  6.700%, 3/01/14                                              5/05 at 101.00        B2      1,136,774
       2,750  6.750%, 3/01/24                                              5/05 at 101.00        B2      2,664,365

             Illinois Health Facilities Authority, Revenue Bonds,
             Midwest Physicians Group Ltd., Series 1998:
          55  5.375%, 11/15/08                                               No Opt. Call       BB+         53,969
       1,750  5.500%, 11/15/19                                            11/08 at 102.00       BB+      1,570,800

       2,185 Illinois Health Facilities Authority, Revenue Bonds,          8/07 at 101.00      Baa2      2,087,374
              Victory Health Services, Series 1997A, 5.750%, 8/15/27

       2,600 Illinois Health Facilities Authority, Revenue Bonds, Smith      No Opt. Call       N/R      2,638,194
              Crossing, Series 2003A, 7.000%, 11/15/32

             Illinois Health Facilities Authority, Revenue Refunding
             Bonds, Proctor Community Hospital, Series 1991:
         290  7.500%, 1/01/11                                              7/05 at 100.00       BB+        290,203
       1,025  7.375%, 1/01/23                                              7/05 at 100.00       BB+      1,025,308

       1,000 Illinois Educational Facilities Authority, Student Housing    5/12 at 101.00      Baa2      1,034,030
              Revenue Bonds, Educational Advancement Foundation Fund,
              University Center Project, Series 2002, 6.250%, 5/01/34

         300 Libertyville, Illinois, Affordable Housing Revenue Bonds,    11/09 at 100.00        A3        312,348
              Liberty Towers Project, Series 1999A, 7.000%, 11/01/29
              (Alternative Minimum Tax)

       3,495 Minooka, Illinois, Special Assessment Bonds, Lakewood         3/13 at 102.00       N/R      3,672,406
              Trails Project, Series 2003, 6.625%, 3/01/33

       2,925 Minooka, Illinois, Special Assessment Bonds, Lakewood         3/14 at 103.00       N/R      3,026,527
              Trails Unit 2 Project, Series 2004, 6.375%, 3/01/34

             North Chicago, Illinois, General Obligation Bonds, Series
             2005A:
       2,355  5.000%, 11/01/20 - FGIC Insured                             11/15 at 100.00       AAA      2,537,984
       1,060  5.000%, 11/01/22 - FGIC Insured                             11/15 at 100.00       AAA      1,134,878

       2,060 Plano Special Service Area 1, Illinois, Special Tax Bonds,    3/14 at 102.00       N/R      2,102,972
              Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34

       3,315 Plano Special Service Area 3, Illinois, Special Tax Bonds,    3/15 at 102.00       N/R      3,360,714
              Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35

----
28

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

             Robbins, Illinois, Resource Recovery Revenue Bonds,
             Restructuring Project Guaranteed by Foster Wheeler Ltd.,
             Series 1999C:
  $       --  7.250%, 10/15/09 (Alternative Minimum Tax)                     No Opt. Call       N/R $            2
          --  7.250%, 10/15/24 (Alternative Minimum Tax)                     No Opt. Call       N/R            193

       2,100 Round Lake, Lake County, Illinois, Special Tax Bonds,         3/13 at 102.00       N/R      2,218,209
              Lakewood Grove Special Service Area 1, Series 2003,
              6.700%, 3/01/33

       3,570 Round Lake Village, Lake County, Illinois, Lakewood Grove     3/13 at 102.00       N/R      3,784,129
              Special Service Area 3 Special Tax Bonds, Series 2003,
              6.750%, 3/01/33

       3,180 Wonder Lake Village, McHenry County, Illinois, Special        3/14 at 102.00       N/R      3,384,665
              Service Area 1 Special Tax Bonds, Woods Creek Project,
              Series 2004, 6.750%, 3/01/34

       4,000 Yorkville, Illinois, Special Service Area 2004-104            3/14 at 102.00       N/R      4,098,640
              Assessment Bonds, MPI Grande Reserve Project, Series 2004,
              6.375%, 3/01/34
------------------------------------------------------------------------------------------------------------------
             Indiana - 1.1%

       3,000 Carmel Redevelopment District, Indiana, Tax Increment         7/12 at 103.00       N/R      3,027,330
              Revenue Bonds, Series 2004A, 6.650%, 7/15/14

         500 East Chicago, Indiana, Exempt Facilities Revenue Bonds,         No Opt. Call       N/R        543,530
              Inland Steel Company Project 14, Series 1996, 6.700%,
              11/01/12 (Alternative Minimum Tax)

       2,000 Indiana Health Facility Financing Authority, Hospital         3/14 at 101.00      BBB-      2,113,840
              Revenue Bonds, Community Foundation of Northwest Indiana,
              Series 2004A, 6.000%, 3/01/34

         285 Jasper County, Indiana, Economic Development Revenue Bonds,  12/07 at 102.00       Ba3        281,751
              Georgia Pacific Corporation Project, Series 1997, 5.625%,
              12/01/27 (Alternative Minimum Tax)

          50 Jasper County, Indiana, Economic Development Revenue Bonds,   4/09 at 102.00       Ba3         49,253
              Georgia Pacific Corporation Project, Series 1999, 5.600%,
              4/01/29 (Alternative Minimum Tax)

          75 Jasper County, Indiana, Economic Development Revenue          4/10 at 101.00       Ba3         78,663
              Refunding Bonds, Georgia Pacific Corporation Project,
              Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)

         890 Petersburg, Indiana, Pollution Control Revenue Refunding      8/11 at 102.00      Baa2        932,097
              Bonds, Indianapolis Power and Light Company, Series 1991,
              5.750%, 8/01/21

       1,750 Petersburg, Indiana, Pollution Control Revenue Bonds,         8/11 at 102.00      Baa3      1,870,540
              Indiana Power and Light Company, Series 1996, 6.375%,
              11/01/29 (Alternative Minimum Tax)

         750 Petersburg, Indiana, Pollution Control Revenue Refunding        No Opt. Call         A        766,740
              Bonds, Indianapolis Power and Light Company, Series 1995A,
              6.625%, 12/01/24 - ACA Insured

       5,650 Whitley County, Indiana, Solid Waste and Sewerage Disposal   11/10 at 102.00       N/R      6,005,216
              Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%,
              11/01/18 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Iowa - 0.0%

         680 Iowa Higher Education Loan Authority, Private College        10/10 at 102.00       N/R        684,366
              Facility Revenue Bonds, Waldorf College, Series 1999,
              7.375%, 10/01/19
------------------------------------------------------------------------------------------------------------------
             Kansas - 0.6%

       3,200 Overland Park Development Corporation, Kansas, First Tier     1/11 at 101.00       N/R      3,507,072
              Revenue Bonds, Overland Park Convention Center, Series
              2001A, 7.375%, 1/01/32

       5,245 Wyandotte County-Kansas City Unified Government, Kansas,      3/12 at 101.00      Baa3      5,105,116
              Pollution Control Revenue Bonds, General Motors
              Corporation, Series 2002, 6.000%, 6/01/25
------------------------------------------------------------------------------------------------------------------
             Kentucky - 0.7%

             Kenton County Airport Board, Kentucky, Special Facilities
             Revenue Bonds, Delta Air Lines Project, Series 1992A:
       2,875  7.500%, 2/01/20 (Alternative Minimum Tax)                      No Opt. Call        Ca      2,508,035
         130  7.125%, 2/01/21 (Alternative Minimum Tax)                    8/05 at 100.00        Ca        109,179

             Kentucky Economic Development Finance Authority, Hospital
             System Revenue Refunding and Improvement Bonds, Appalachian
             Regional Healthcare Inc., Series 1997:
         500  5.800%, 10/01/12                                             4/08 at 102.00       BB-        497,300
       1,000  5.850%, 10/01/17                                             4/08 at 102.00       BB-        967,660
       6,150  5.875%, 10/01/22                                             4/08 at 102.00       BB-      5,808,552

----
29

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Louisiana - 3.3%

  $    2,730 Carter Plantation Community Development District,            11/05 at 100.00       N/R $    2,684,709
              Livingston Parish, Louisiana, Special Assessment Bonds,
              Series 2004, 5.500%, 5/01/16

      15,000 Carter Plantation Community Development District,             5/06 at 100.00       N/R     15,018,000
              Livingston Parish, Louisiana, Special Assessment Bonds,
              Series 2005A, 5.900%, 5/01/17 (DD, settling 5/05/05)

       1,770 Carter Plantation Community Development District,             5/06 at 100.00       N/R      1,772,124
              Livingston Parish, Louisiana, Special Assessment Bonds,
              Series 2005B, 5.900%, 5/01/17 (DD, settling 5/05/05)

         505 East Baton Rouge Parish, Louisiana, Revenue Refunding         3/08 at 102.00       Ba3        505,389
              Bonds, Georgia Pacific Corporation Project, Series 1998,
              5.350%, 9/01/11 (Alternative Minimum Tax)

      13,000 Hodge, Louisiana, Combined Utility System Revenue Bonds,        No Opt. Call         B     15,656,160
              Stone Container Corporation, Series 2003, 7.450%, 3/01/24
              (Alternative Minimum Tax)

             Ouachita Parish Industrial Development Authority,
             Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks
             Project, Series 2004A:
         880  8.250%, 3/01/19 (Alternative Minimum Tax)                    3/10 at 102.00       N/R        914,927
         800  8.500%, 3/01/24 (Alternative Minimum Tax)                    3/10 at 102.00       N/R        829,848

       5,415 St. James Parish, Louisiana, Solid Waste Disposal Revenue       No Opt. Call       N/R      5,424,476
              Bonds, Freeport McMoran Project, Series 1992, 7.700%,
              10/01/22 (Alternative Minimum Tax)

       3,910 Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00       BBB      3,892,757
              Tobacco Settlement Asset-Backed Bonds, Series 2001B,
              5.875%, 5/15/39

       2,000 West Feliciana Parish, Louisiana, Pollution Control Revenue   6/05 at 100.00   BBB-***      2,010,300
              Bonds, Gulf States Utilities Company, Series 1984I,
              7.700%, 12/01/14 (Pre-refunded to 6/01/05)

         145 West Feliciana Parish, Louisiana, Pollution Control Revenue  11/05 at 100.00      BBB-        148,067
              Bonds, Gulf States Utilities Company, Series 1985C,
              7.000%, 11/01/15
------------------------------------------------------------------------------------------------------------------
             Maine - 0.1%

       2,000 Jay, Maine, Solid Waste Disposal Revenue Bonds,              11/14 at 100.00       BBB      2,027,460
              International Paper Company, Series 2004A, 4.900%,
              11/01/17 (Alternative Minimum Tax)

         145 Maine Finance Authority, Solid Waste Recycling Facilities       No Opt. Call        BB        145,742
              Revenue Bonds, Bowater Inc. - Great Northern Paper
              Project, Series 1992, 7.750%, 10/01/22 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Maryland - 1.3%

       3,320 Maryland Energy Financing Administration, Revenue Bonds,      9/05 at 102.00       N/R      3,393,604
              AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
              (Alternative Minimum Tax)

             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds, Collington Episcopal Life Care
             Community Inc., Series 2001A:
          25  6.750%, 4/01/20                                              4/09 at 100.00       N/R         21,423
         300  6.750%, 4/01/23                                              4/11 at 101.00       N/R        254,529

          60 Prince George's County, Maryland, Revenue Bonds, Collington   4/06 at 100.00       N/R         50,995
              Episcopal Life Care Community Inc., Series 1994A, 5.625%,
              4/01/09

          10 Prince George's County, Maryland, Revenue Bonds, Collington     No Opt. Call       N/R          9,828
              Episcopal Life Care Community Inc., Series 1994B, 8.000%,
              4/01/16 (Optional put 4/01/06)

             Prince George's County, Maryland, Revenue Refunding and
             Project Bonds, Dimensions Health Corporation, Series 1994:
          35  5.100%, 7/01/06                                                No Opt. Call        B3         34,337
       1,130  5.375%, 7/01/14                                              7/05 at 101.00        B3      1,021,317
      17,990  5.300%, 7/01/24                                              7/05 at 101.00        B3     15,120,955
------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.7%

      12,600 Boston Industrial Development Financing Authority,            9/12 at 102.00       Ba3     12,635,280
              Massachusetts, Senior Revenue Bonds, Crosstown Center
              Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum
              Tax)

       4,250 Boston Industrial Development Financing Authority,            9/12 at 102.00       N/R      4,215,745
              Massachusetts, Subordinate Revenue Bonds, Crosstown Center
              Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum
              Tax)

         870 Massachusetts Development Finance Agency, Resource Recovery  12/08 at 102.00       BBB        881,284
              Revenue Bonds, Ogden Haverhill Associates, Series 1998B,
              5.300%, 12/01/14 (Alternative Minimum Tax)

----
30

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Massachusetts (continued)

  $    1,000 Massachusetts Development Finance Agency, Resource Recovery  12/09 at 102.00       BBB $    1,086,980
              Revenue Bonds, Ogden Haverhill Associates, Series 1999A,
              6.700%, 12/01/14 (Alternative Minimum Tax)

       1,260 Massachusetts Development Finance Agency, Pioneer Valley        No Opt. Call       N/R      1,386,189
              Resource Recovery Revenue Bonds, Eco/ Springfield LLC,
              Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

         200 Massachusetts Health and Educational Facilities Authority,    1/09 at 101.00       BBB        207,592
              Revenue Bonds, Caritas Christi Obligated Group, Series
              1999A, 5.700%, 7/01/15

             Massachusetts Health and Educational Facilities Authority,
             Revenue Bonds, Northern Berkshire Community Services Inc.,
             Series 2004B:
       2,425  6.250%, 7/01/24                                              7/14 at 100.00        BB      2,436,495
       4,650  6.375%, 7/01/34                                              7/14 at 100.00        BB      4,680,876

         870 Massachusetts Health and Educational Facilities Authority,    7/14 at 100.00        BB        875,777
              Revenue Bonds, Northern Berkshire Community Services Inc.,
              Series 2004A, 6.375%, 7/01/34

      10,070 Massachusetts Water Resources Authority, General Revenue     12/14 at 100.00       AAA     10,941,156
              Bonds, Series 2004B, 5.000%, 12/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------
             Michigan - 6.3%

       1,280 Countryside Charter School, Berrien County, Michigan,         4/09 at 100.00       N/R      1,236,058
              Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29

         915 Countryside Charter School, Berrien County, Michigan,         4/09 at 100.00       N/R        936,237
              Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29

       5,330 Detroit Local Development Finance Authority, Michigan, Tax    5/09 at 101.00       BB-      5,011,266
              Increment Bonds, Series 1998A, 5.500%, 5/01/21

             Gaylord Hospital Finance Authority, Michigan, Revenue
             Bonds, Otsego Memorial Hospital, Series 2004:
       1,000  6.200%, 1/01/25                                              1/15 at 100.00       N/R        996,740
       1,500  6.500%, 1/01/37                                              1/15 at 100.00       N/R      1,509,345

       3,500 Kent Hospital Finance Authority, Michigan, Revenue Bonds,     7/15 at 100.00       BBB      3,830,890
              Metropolian Hospital, Series 2005A, 6.250%, 7/01/40

             Michigan Municipal Bond Authority, Public School Academy
             Revenue Bonds, Detroit Academy of Arts and Sciences Charter
             School, Series 2001A:
       1,900  7.500%, 10/01/12                                            10/09 at 102.00       Ba1      2,021,239
       2,900  7.900%, 10/01/21                                            10/09 at 102.00       Ba1      3,125,794
       6,550  8.000%, 10/01/31                                            10/09 at 102.00       Ba1      7,058,608

             Michigan Municipal Bond Authority, Revenue Bonds, YMCA
             Service Learning Academy Charter School, Series 2001:
       1,300  7.250%, 10/01/11                                            10/09 at 102.00       Ba1      1,375,738
         750  7.625%, 10/01/21                                            10/09 at 102.00       Ba1        803,535

         340 Michigan State Hospital Finance Authority, Revenue            2/06 at 100.00      BBB-        330,466
              Refunding Bonds, Pontiac Osteopathic Hospital, Series
              1994A, 6.000%, 2/01/24

             Michigan State Hospital Finance Authority, Revenue
             Refunding Bonds, Detroit Medical Center Obligated Group,
             Series 1993A:
          40  6.375%, 8/15/09                                              8/05 at 100.00       Ba3         40,011
       1,995  6.250%, 8/15/13                                              8/05 at 100.00       Ba3      1,996,496
       8,110  6.500%, 8/15/18                                              8/05 at 100.00       Ba3      8,117,461

      16,635 Michigan State Hospital Finance Authority, Hospital Revenue   8/05 at 101.00       Ba3     15,352,774
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993B, 5.500%, 8/15/23

             Michigan State Hospital Finance Authority, Revenue Bonds,
             Presbyterian Villages of Michigan Obligated Group, Series
             2005:
       1,000  5.250%, 11/15/25                                             5/15 at 100.00       N/R        978,580
       8,700  5.500%, 11/15/35                                             5/15 at 100.00       N/R      8,623,440

       4,175 Michigan State Hospital Finance Authority, Hospital Revenue   1/06 at 102.00    N/R***      4,358,199
              Bonds, Presbyterian Villages of Michigan Obligated Group,
              Series 1995, 6.500%, 1/01/25 (Pre-refunded to 1/01/06)

----
31

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Michigan (continued)

             Michigan State Hospital Finance Authority, Hospital Revenue
             Refunding Bonds, Sinai Hospital, Series 1995:
  $      790  6.625%, 1/01/16                                              1/06 at 102.00       Ba3 $      798,066
         380  6.700%, 1/01/26                                              1/06 at 102.00       Ba3        384,571

             Michigan State Hospital Finance Authority, Hospital Revenue
             Bonds, Presbyterian Villages of Michigan Obligated Group,
             Series 1997:
         285  6.375%, 1/01/15 (Pre-refunded to 1/01/07)                    1/07 at 102.00    N/R***        305,762
         535  6.375%, 1/01/25 (Pre-refunded to 1/01/07)                    1/07 at 102.00    N/R***        573,975

             Michigan State Hospital Finance Authority, Hospital Revenue
             Bonds, Detroit Medical Center Obligated Group, Series 1998A:
         165  5.125%, 8/15/18                                              8/08 at 101.00       Ba3        150,475
         480  5.250%, 8/15/23                                              8/08 at 101.00       Ba3        429,024
       3,305  5.250%, 8/15/28                                              8/08 at 101.00       Ba3      2,909,325

         150 Midland County Economic Development Corporation, Michigan,    7/07 at 101.00       BB+        156,246
              Subordinated Pollution Control Limited Obligation Revenue
              Refunding Bonds, Midland Cogeneration Project, Series
              2000A, 6.875%, 7/23/09 (Alternative Minimum Tax)

       2,775 Nataki Talibah Schoolhouse, Wayne County, Michigan,           6/10 at 102.00       N/R      2,933,342
              Certificates of Participation, Series 2000, 8.250%, 6/01/30

             Pontiac Hospital Finance Authority, Michigan, Hospital
             Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
       7,785  6.000%, 8/01/13                                              8/05 at 100.00        BB      7,782,665
       4,445  6.000%, 8/01/18                                              8/05 at 100.00        BB      4,294,892
       4,155  6.000%, 8/01/23                                              8/05 at 100.00        BB      3,900,589

         500 Wayne County, Michigan, Special Airport Facilities Revenue   12/05 at 102.00       N/R        438,345
              Refunding Bonds, Northwest Airlines Inc., Series 1995,
              6.750%, 12/01/15
------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.1%

       3,250 Duluth Economic Development Authority, Minnesota,             6/12 at 101.00        BB      3,418,415
              Healthcare Facilities Revenue Bonds, St. Luke's Hospital,
              Series 2002, 7.250%, 6/15/32

       2,500 Minneapolis-St. Paul Metropolitan Airports Commission,        4/11 at 101.00       N/R      2,282,100
              Minnesota, Special Facilities Revenue Bonds, Northwest
              Airlines Inc. Project, Series 2001A, 7.000%, 4/01/25
              (Alternative Minimum Tax)

       1,325 Ramsey, Anoka County, Minnesota, Charter School Lease         6/14 at 102.00       N/R      1,347,114
              Revenue Bonds, PACT Charter School, Series 2004A, 6.750%,
              12/01/33

         130 St. Paul Housing and Redevelopment Authority, Minnesota,      5/05 at 101.00       BB+        130,666
              Hospital Revenue Bonds, HealthEast Inc., Series 1993B,
              6.625%, 11/01/17

         565 St. Paul Housing and Redevelopment Authority, Minnesota,      5/05 at 101.00       BB+        568,034
              Hospital Facility Revenue Refunding Bonds, HealthEast
              Inc., Series 1993A, 6.625%, 11/01/17

       1,600 St. Paul Housing and Redevelopment Authority, Minnesota,     12/11 at 102.00       N/R      1,648,176
              Charter School Revenue Bonds, Achieve Charter School,
              Series 2003A, 7.000%, 12/01/32

       1,100 St. Paul Housing and Redevelopment Authority, Minnesota,      6/14 at 102.00       N/R      1,118,359
              Charter School Revenue Bonds, HOPE Community Academy
              Charter School, Series 2004A, 6.750%, 12/01/33

             St. Paul Housing and Redevelopment Authority, Minnesota,
             Charter School Revenue Bonds, Higher Ground Academy Charter
             School, Series 2004A:
         500  6.625%, 12/01/23                                             6/14 at 102.00       N/R        510,790
       2,120  6.875%, 12/01/33                                             6/14 at 102.00       N/R      2,165,156

       3,000 South St. Paul Housing and Redevelopment Authority,           5/05 at 102.00       BB+      3,063,180
              Minnesota, Hospital Facility Revenue Refunding Bonds,
              HealthEast Inc., Series 1994, 6.750%, 11/01/09
------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.2%

       1,460 Mississippi Home Corporation, Multifamily Housing Revenue    11/19 at 101.00       N/R      1,483,014
              Bonds, Tupelo Personal Care Apartments, Series 2004-2,
              6.125%, 9/01/34

       1,000 Perry County, Mississippi, Pollution Control Revenue          3/12 at 100.00    Ba3***      1,091,430
              Refunding Bonds, Leaf River Forest Project, Series 1999,
              5.200%, 10/01/12

----
32

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Missouri - 0.8%

  $    2,380 Kansas City Industrial Development Authority, Missouri,       2/14 at 102.00       N/R $     2,412,915
              Multifamily Housing Revenue Bonds, Pickwick Apartments
              Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum
              Tax)

       4,500 Missouri Housing Development Commission, Single Family        9/14 at 100.00       AAA       4,889,880
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)

             St. Joseph Industrial Development Authority, Missouri, Tax
             Increment Bonds, Shoppes at North Village Project, Series
             2005A:
         500  5.100%, 11/01/19                                            11/14 at 100.00       N/R         503,105
       1,000  5.375%, 11/01/24                                            11/14 at 100.00       N/R       1,003,690

       2,500 St. Louis County Industrial Development Authority,            6/05 at 100.00       N/R       2,552,500
              Missouri, Revenue Bonds, Kiel Center Multipurpose Arena,
              Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Montana - 2.6%

       1,000 Montana Facility Finance Authority, Healthcare Facility       1/15 at 100.00        A2       1,001,860
              Revenue Bonds, Master Loan Program, Children's Home,
              Series 2005B, 4.750%, 1/01/24

       9,800 Montana Board of Investments, Exempt Facility Revenue         7/10 at 101.00       Ba3      10,323,320
              Bonds, Stillwater Mining Company Project, Series 2000,
              8.000%, 7/01/20 (Alternative Minimum Tax)

      27,880 Montana Board of Investment, Resource Recovery Revenue          No Opt. Call       N/R      27,238,202
              Bonds, Yellowstone Energy LP, Series 1993, 7.000%,
              12/31/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Nevada - 4.1%

       1,300 Clark County, Nevada, Local Improvement Bonds, Mountain's     8/05 at 103.00       N/R       1,340,456
              Edge Special Improvement District 142, Series 2003,
              6.375%, 8/01/23

         930 Clark County, Nevada, Industrial Development Revenue Bonds,     No Opt. Call        B-         893,209
              Nevada Power Company, Series 1995A, 5.600%, 10/01/30
              (Alternative Minimum Tax)

       6,390 Clark County, Nevada, Industrial Development Revenue            No Opt. Call        B-       6,389,936
              Refunding Bonds, Nevada Power Company, Series 1995B,
              5.900%, 10/01/30 (Alternative Minimum Tax)

       5,195 Clark County, Nevada, Industrial Development Revenue Bonds,     No Opt. Call        B-       5,097,126
              Nevada Power Company Project, Series 1995C, 5.500%,
              10/01/30

      14,580 Clark County, Nevada, Industrial Development Revenue Bonds,     No Opt. Call        B-      14,485,667
              Nevada Power Company, Series 1997A, 5.900%, 11/01/32
              (Alternative Minimum Tax)

       4,500 Clark County, Nevada, Industrial Development Revenue Bonds,  12/14 at 100.00       AAA       4,604,805
              Southwest Gas Corporation, Series 2004B, 5.000%, 12/01/33
              (Alternative Minimum Tax) - FGIC Insured

          75 Clark County, Nevada, Pollution Control Revenue Bonds,          No Opt. Call        B-          73,671
              Nevada Power Company, Series 1995D, 5.450%, 10/01/23

      10,200 Director of Nevada State Department of Business and           1/10 at 102.00       N/R      10,673,994
              Industry, Revenue Bonds, Las Vegas Monorail Project,
              Second Tier, Series 2000, 7.375%, 1/01/40

       3,700 Director of Nevada State Department of Business and          11/14 at 100.00       N/R       3,835,642
              Industry, Revenue Bonds, Las Ventanas Retirement
              Community, Series 2004B, 6.750%, 11/15/23

       8,200 Director of Nevada State Department of Business and          11/14 at 100.00       N/R       8,497,250
              Industry, Revenue Bonds, Las Ventanas Retirement
              Community, Series 2004A, 7.000%, 11/15/34

       3,200 Las Vegas, Nevada, Local Improvement Bonds, Special          12/16 at 100.00       N/R       3,296,960
              Improvement District 607, Series 2004, 6.250%, 6/01/24

       1,000 Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series        10/12 at 101.00         A       1,131,350
              2002A, 6.625%, 11/01/17 - ACA Insured
-------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.1%

       1,500 New Hampshire Health and Education Facilities Authority,     10/11 at 101.00        A+       1,603,095
              Revenue Bonds, Exeter Hospital, Series 2001A, 5.750%,
              10/01/31

         540 New Hampshire Higher Educational and Health Facilities          No Opt. Call        BB         545,864
              Authority, Revenue Bonds, Littleton Hospital Association,
              Series 1998A, 5.450%, 5/01/08
-------------------------------------------------------------------------------------------------------------------
             New Jersey - 1.9%

       2,155 New Jersey Economic Development Authority, Industrial         4/06 at 102.00       Ba3       2,250,531
              Development Revenue Refunding Bonds, Newark Airport
              Marriott Hotel, Series 1996, 7.000%, 10/01/14

----
33

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             New Jersey (continued)

  $    1,000 New Jersey Economic Development Authority, Special            9/09 at 101.00         B $      811,640
              Facilities Revenue Bonds, Continental Airlines Inc.,
              Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)

       1,500 New Jersey Economic Development Authority, Special           11/10 at 101.00         B      1,352,205
              Facilities Revenue Bonds, Continental Airlines Inc.,
              Series 2000, 7.200%, 11/15/30 (Alternative Minimum Tax)

       2,000 New Jersey Economic Development Authority, Special            6/13 at 101.00         B      2,064,120
              Facilities Revenue Bonds, Continental Airlines Inc.,
              Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)

       7,910 New Jersey Economic Development Authority, School Facility   12/15 at 100.00       AAA      8,857,064
              Construction Bonds, Series 2005K, 5.250%, 12/15/17 - FGIC
              Insured

       4,490 Tobacco Settlement Financing Corporation, New Jersey,         6/12 at 100.00       BBB      4,521,475
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              6.125%, 6/01/42

             Tobacco Settlement Financing Corporation, New Jersey,
             Tobacco Settlement Asset-Backed Bonds, Series 2003:
       1,600  6.375%, 6/01/32                                              6/13 at 100.00       BBB      1,656,016
       2,450  6.750%, 6/01/39                                              6/13 at 100.00       BBB      2,594,379
       3,015  7.000%, 6/01/41                                              6/13 at 100.00       BBB      3,260,903
       1,255  6.250%, 6/01/43                                              6/13 at 100.00       BBB      1,277,603
------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.2%

             Cabezon Public Improvement District, Rio Rancho, New
             Mexico, Special Levy Revenue Bonds, Series 2005:
       1,505  6.000%, 9/01/24                                              9/15 at 102.00       N/R      1,515,956
       1,490  6.300%, 9/01/34                                              9/15 at 102.00       N/R      1,500,639
------------------------------------------------------------------------------------------------------------------
             New York - 3.2%

         170 New York City Industrial Development Agency, New York,        7/12 at 101.00       Ba3        169,548
              Civic Facility Revenue Bonds, Staten Island University
              Hospital, Series 2002C, 6.450%, 7/01/32

         600 New York City Industrial Development Agency, New York,        7/12 at 100.00       Ba3        600,102
              Civic Facility Revenue Bonds, Staten Island University
              Hospital, Series 2001A, 6.375%, 7/01/31

             New York City Industrial Development Agency, New York,
             Liberty Revenue Bonds, 7 World Trade Center LLC Project,
             Series 2005A:
      10,500  6.250%, 3/01/15                                              3/09 at 103.00       N/R     10,727,640
      17,000  6.500%, 3/01/35                                              3/09 at 103.00       N/R     17,389,980

         550 New York City Industrial Development Agency, New York,        8/07 at 102.00       CCC        361,196
              Special Facilities Revenue Bonds, American Airlines Inc.,
              Series 1990, 5.400%, 7/01/20 (Alternative Minimum Tax)

       1,700 New York City Industrial Development Agency, New York,        8/06 at 100.00       CCC      1,240,116
              Special Facilities Revenue Bonds, American Airlines Inc.,
              Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)

         750 New York City Industrial Development Agency, New York,       12/12 at 101.00       Ba2        788,092
              Special Facilities Revenue Bonds, British Airways PLC,
              Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)

         500 New York City Industrial Development Agency, New York,       11/12 at 100.00      CCC+        475,695
              Special Facilities Revenue Bonds, Continental Airlines
              Inc., Series 2003, 8.375%, 11/01/16 (Alternative Minimum
              Tax)

             Dormitory Authority of the State of New York, Revenue
             Bonds, Nyack Hospital, Series 1996:
         870  6.000%, 7/01/06                                              7/06 at 102.00       Ba3        877,760
       3,050  6.250%, 7/01/13                                              7/06 at 102.00       Ba3      3,057,656

         500 Dormitory Authority of the State of New York, Revenue         7/09 at 101.00        AA        552,885
              Bonds, Marymount Manhattan College, Series 1999, 6.125%,
              7/01/21 - RAAI Insured

       1,250 Niagara County Industrial Development Agency, New York,      11/11 at 101.00       BBB      1,347,725
              Solid Waste Disposal Facility Revenue Bonds, American
              Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%,
              11/15/26 (Alternative Minimum Tax) (Mandatory put 11/15/12)

       1,850 Niagara County Industrial Development Agency, New York,      11/11 at 101.00       BBB      1,990,267
              Solid Waste Disposal Facility Revenue Refunding Bonds,
              American Ref-Fuel Company of Niagara LP, Series 2001B,
              5.550%, 11/15/24 (Alternative Minimum Tax) (Mandatory put
              11/15/13)

       1,500 Niagara County Industrial Development Agency, New York,      11/11 at 101.00       BBB      1,609,440
              Solid Waste Disposal Facility Revenue Bonds, American
              Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%,
              11/15/24 (Alternative Minimum Tax) (Mandatory put 11/15/14)

----
34

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             New York (continued)

  $    1,070 Niagara County Industrial Development Agency, New York,      11/11 at 101.00      Baa3 $    1,151,127
              Solid Waste Disposal Facility Revenue Refunding Bonds,
              American Ref-Fuel Company of Niagara LP, Series 2001D,
              5.550%, 11/15/24 (Mandatory put 11/15/15)

       2,500 Port Authority of New York and New Jersey, Special Project   10/06 at 102.00       N/R      2,649,325
              Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19
              (Alternative Minimum Tax)

         100 Suffolk County Industrial Development Agency, New York,       1/09 at 101.00       N/R         97,619
              Revenue Bonds, Nissequogue Cogeneration Partners Facility,
              Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

         500 Yonkers Industrial Development Agency, New York, Revenue      3/08 at 102.00       N/R        456,905
              Bonds, St. Joseph's Hospital - Yonkers Project, Series
              1998A, 6.150%, 3/01/15

             Yonkers Industrial Development Agency, New York, Revenue
             Bonds, St. Joseph's Hospital - Yonkers Project, Series
             1998C:
         750  6.150%, 3/01/15                                              3/08 at 102.00       N/R        685,358
         800  6.200%, 3/01/20                                              3/08 at 102.00       N/R        711,296
------------------------------------------------------------------------------------------------------------------
             North Carolina - 0.4%

       5,500 North Carolina Capital Facilities Financing Agency, Solid     7/12 at 106.00       N/R      5,552,965
              Waste Facilities Revenue Bonds, Liberty Tire Services of
              North Carolina LLC, Series 2004A, 6.750%, 7/01/29
------------------------------------------------------------------------------------------------------------------
             North Dakota - 0.3%

             Fort Yates Public School District 4 Building Authority,
             North Dakota, Lease Revenue Bonds, Series 2005:
       1,705  5.000%, 7/15/20 - ACA Insured                                7/15 at 100.00         A      1,773,353
       2,410  5.000%, 7/15/24 - ACA Insured                                7/15 at 100.00         A      2,463,020

         465 Oakes, North Dakota, Industrial Development Revenue Bonds,    2/08 at 100.00       N/R        479,387
              Omniquip International Inc. Project, Series 1999, 5.800%,
              2/01/14 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Ohio - 3.6%

             Belmont County, Ohio, Revenue Bonds, Ohio Valley Health
             Services and Education Corporation, Series 1998:
         500  5.700%, 1/01/13                                              1/08 at 102.00         B        467,770
       1,270  5.800%, 1/01/18                                              1/08 at 102.00         B      1,141,209

       1,875 Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund     5/14 at 102.00       N/R      1,893,750
              Program Development Revenue Bonds, Garfield Heights
              Project, Series 2004D, 5.250%, 5/15/23

       1,030 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00       AAA      1,105,036
              Emery Air Freight Corporation and Emery Worldwide Airlines
              Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

       1,465 Lake Local School District, Stark County, Ohio, General       6/15 at 100.00       AAA      1,585,716
              Obligation Bonds, Series 2005, 5.000%, 12/01/20 - FSA
              Insured

       7,000 Ohio, Environmental Facilities Revenue Bonds, Ford Motor      4/15 at 100.00      Baa1      6,968,920
              Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum
              Tax)

       5,000 Ohio, Pollution Control Revenue Bonds, General Motors           No Opt. Call      Baa3      4,902,400
              Corporation, Series 2002, 5.625%, 3/01/15

       2,655 Ohio, Solid Waste Revenue Bonds, General Motors              12/12 at 101.00      Baa3      2,635,565
              Corporation, Series 2002, 6.300%, 12/01/32 (Alternative
              Minimum Tax)

       4,300 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00       N/R      4,327,348
              Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
              9/01/20 (Alternative Minimum Tax)

       2,400 Ohio Water Development Authority, Solid Waste Disposal        9/09 at 102.00       N/R      2,488,008
              Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%,
              9/01/20 (Alternative Minimum Tax)

      11,000 Port Authority of Columbiana County, Ohio, Solid Waste        8/12 at 106.00       N/R     11,064,570
              Facility Revenue Bonds, APEX Environmental LLC, Series
              2004A, 7.250%, 8/01/34 (Alternative Minimum Tax)

       8,900 Port Authority of Columbiana County, Ohio, Solid Waste        8/12 at 106.00       N/R      8,981,435
              Facility Revenue Bonds, Liberty Waste Transportation LLC,
              Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)

       2,500 Summit County Port Authority, Ohio, Development Revenue       5/14 at 102.00       N/R      2,536,575
              Bonds, Garfield Heights Inc. Project, Series 2004A,
              5.250%, 5/15/23

       1,025 Toledo-Lucas County Port Authority, Ohio, Port Revenue          No Opt. Call        A+      1,061,418
              Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15

----
35

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Ohio (continued)

  $    1,275 Trumbull County, Ohio, Sewerage Disposal Revenue Bonds,         No Opt. Call      Baa3 $    1,342,295
              General Motors Corporation, Series 1994, 6.750%, 7/01/14
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.9%

       1,560 Durant Community Facilities Authority, Bryan County,         11/14 at 100.00       AAA      1,744,439
              Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.500%,
              11/01/19 - XLCA Insured

             Oklahoma Development Finance Authority, Revenue Refunding
             Bonds, Hillcrest Healthcare System, Series 1999A:
       1,250  5.125%, 8/15/10 (Pre-refunded to 8/15/09)                    8/09 at 101.00       AAA      1,353,013
       1,000  5.750%, 8/15/12 (Pre-refunded to 8/15/09)                    8/09 at 101.00       AAA      1,107,260
         815  5.750%, 8/15/13 (Pre-refunded to 8/15/09)                    8/09 at 101.00       AAA        902,417
       1,000  5.750%, 8/15/15 (Pre-refunded to 8/15/09)                    8/09 at 101.00       AAA      1,107,260
       1,730  5.625%, 8/15/19 (Pre-refunded to 8/15/09)                    8/09 at 101.00       AAA      1,906,962
       6,020  5.625%, 8/15/29 (Pre-refunded to 8/15/09)                    8/09 at 101.00       AAA      6,635,786

             Stillwater Medical Center Authority, Oklahoma, Hospital
             Revenue Bonds, Series 2005:
       1,100  5.250%, 5/15/16                                              5/14 at 100.00      Baa1      1,146,442
         610  5.000%, 5/15/18                                              5/14 at 100.00      Baa1        616,222
         450  5.000%, 5/15/19                                              5/14 at 100.00      Baa1        453,605

          65 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,       5/05 at 100.00        B-         64,196
              American Airlines Inc., Series 1992, 7.350%, 12/01/11

       5,090 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,       6/05 at 102.00        B-      4,328,892
              American Airlines Inc., Series 1995, 6.250%, 6/01/20

          25 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding    6/09 at 100.00        B-         23,996
              Bonds, American Airlines Inc., Series 2000B, 6.000%,
              6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

       1,255 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   12/08 at 100.00        B-      1,175,057
              Bonds, American Airlines Inc., Series 2001B, 5.650%,
              12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

       5,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding      No Opt. Call        B-      5,180,600
              Bonds, American Airlines Inc., Series 2004A, 7.750%,
              6/01/35 (Mandatory put 12/01/14)
------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 4.9%

       2,335 Allegheny County Hospital Development Authority,              4/15 at 100.00      Baa2      2,344,527
              Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
              Series 2005A, 5.000%, 4/01/25

             Allegheny County Hospital Development Authority,
             Pennsylvania, Revenue Bonds, West Penn Allegheny Health
             System, Series 2000B:
         340  9.250%, 11/15/15                                            11/10 at 102.00        B1        401,832
       3,205  9.250%, 11/15/22                                            11/10 at 102.00        B1      3,787,861
       7,495  9.250%, 11/15/30                                            11/10 at 102.00        B1      8,858,041

       1,000 Allegheny County Redevelopment Authority, Pennsylvania,         No Opt. Call       N/R      1,046,710
              Redevelopment Bonds, Pittsburg Mills Project, Series 2004,
              5.600%, 7/01/23

       1,500 Cumberland County Municipal Authority, Pennsylvania,          1/13 at 101.00       N/R      1,601,145
              Retirement Community Revenue Bonds, Wesley Affiliated
              Services Inc., Series 2002A, 7.125%, 1/01/25

         500 Lebanon County Health Facilities Authority, Pennsylvania,    12/14 at 100.00       N/R        493,665
              Health Center Revenue Bonds, Pleasant View Retirement
              Community, Series 2005A, 5.300%, 12/15/26 (WI, settling
              6/01/05)

       1,595 New Morgan Industrial Development Authority, Pennsylvania,   10/05 at 101.00       BB-      1,595,048
              Solid Waste Disposal Revenue Bonds, New Morgan Landfill
              Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative
              Minimum Tax)

         530 Northumberland County Industrial Development Authority,       2/13 at 102.00       N/R        531,585
              Pennsylvania, Facility Revenue Bonds, NHS Youth Services
              Inc., Series 2002, 7.500%, 2/15/29

       2,000 Pennsylvania Economic Development Financing Authority,        4/09 at 102.00       N/R      2,154,700
              Exempt Facilities Revenue Bonds, National Gypsum Company,
              Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

         750 Pennsylvania Economic Development Financing Authority,       11/08 at 102.00       N/R        800,963
              Exempt Facilities Revenue Bonds, National Gypsum Company,
              Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

       3,300 Pennsylvania Economic Development Financing Authority,       12/09 at 103.00        B+      3,559,083
              Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
              Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)

----
36

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

             Pennsylvania Economic Development Financing Authority,
             Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
             Series 2001A:
 $    12,000  6.750%, 12/01/36 (Alternative Minimum Tax)                  12/09 at 103.00        B+ $    12,942,120
       1,250  6.750%, 12/01/36 (Alternative Minimum Tax)                  12/09 at 103.00        B+       1,348,138

       7,000 Pennsylvania Economic Development Financing Authority,       12/09 at 103.00        B+       7,549,570
              Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
              Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)

             Pennsylvania Economic Development Financing Authority,
             Senior Lien Resource Recovery Revenue Bonds, Northampton
             Generating Project, Series 1994A:
       1,400  6.400%, 1/01/09 (Alternative Minimum Tax)                    7/05 at 101.00      BBB-       1,416,030
       1,000  6.500%, 1/01/13 (Alternative Minimum Tax)                    7/05 at 101.00      BBB-       1,008,780
       1,500  6.600%, 1/01/19 (Alternative Minimum Tax)                    7/05 at 101.00        BB       1,519,950

       1,500 Pennsylvania Economic Development Financing Authority,       12/05 at 101.00      BBB-       1,535,850
              Resource Recovery Revenue Bonds, Colver Project, Series
              1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)

         580 Pennsylvania Economic Development Financing Authority,        6/08 at 100.00       BB+         567,269
              Revenue Bonds, Northwestern Human Services Inc., Series
              1998A, 5.250%, 6/01/09

       1,000 Pennsylvania Economic Development Financing Authority,        6/12 at 102.00         A       1,081,900
              Revenue Bonds, Amtrak 30th Street Station Parking Garage,
              Series 2002, 5.800%, 6/01/23 (Alternative Minimum Tax) -
              ACA Insured

         255 Pennsylvania Higher Educational Facilities Authority,           No Opt. Call        B1         250,800
              Revenue Bonds, Allegheny General Hospital, Series 1991A,
              7.125%, 9/01/07

             Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
             General Ordinance, Fifth Series 2004A-1:
       3,315  5.000%, 9/01/15 - FSA Insured                                9/14 at 100.00       AAA       3,569,725
       3,005  5.000%, 9/01/16 - FSA Insured                                9/14 at 100.00       AAA       3,218,956

       4,120 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          8/14 at 100.00       AAA       4,467,357
              Eighteenth Series 2004, 5.000%, 8/01/15 - AMBAC Insured

       3,900 Philadelphia Redevelopment Authority, Pennsylvania,             No Opt. Call       N/R       4,021,290
              Multifamily Housing Revenue Bonds, Museum Towers, Series
              2000, 8.250%, 12/01/26
-------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.5%

       6,500 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call       AAA       7,440,485
              Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 - XLCA
              Insured
-------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.1%

       1,500 Tiverton, Rhode Island, Special Obligation Tax Increment      5/12 at 102.00       N/R       1,598,340
              Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%,
              5/01/22
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 1.3%

         500 Richland County, South Carolina, Environmental Improvement    4/13 at 101.00       BBB         538,295
              Revenue Refunding Bonds, International Paper Company,
              Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)

         720 South Carolina JOBS Economic Development Authority,           8/13 at 100.00      Baa1         785,743
              Hospital Facilities Revenue Bonds, Palmetto Health
              Alliance, Series 2003A, 6.250%, 8/01/31

             South Carolina JOBS Economic Development Authority,
             Hospital Refunding and Improvement Revenue Bonds, Palmetto
             Health Alliance, Series 2003C:
       2,000  6.875%, 8/01/27                                              8/13 at 100.00      BBB+       2,267,400
         260  6.375%, 8/01/34                                              8/13 at 100.00      BBB+         285,462

             Tobacco Settlement Revenue Management Authority, South
             Carolina, Tobacco Settlement Asset-Backed Bonds, Series
             2001B:
       1,575  6.000%, 5/15/22                                              5/11 at 101.00       BBB       1,600,673
       8,265  6.375%, 5/15/28                                              5/11 at 101.00       BBB       8,500,305
       4,560  6.375%, 5/15/30                                                No Opt. Call       BBB       4,795,205
-------------------------------------------------------------------------------------------------------------------
             Tennessee - 1.3%

             Knox County Health, Educational and Housing Facilities
             Board, Tennessee, Hospital Revenue Bonds, Baptist Health
             System of East Tennessee Inc., Series 2002:
       2,150  6.375%, 4/15/22                                              4/12 at 101.00      Baa3       2,219,295
      13,105  6.500%, 4/15/31                                              4/12 at 101.00      Baa3      13,600,107

----
37

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Tennessee (continued)

  $    3,550 McMinn County Industrial Development Board, Tennessee,        9/05 at 100.00        BB $    3,556,568
              Pollution Control Facilities Revenue Bonds, Bowater Inc. -
              Calhoun Newsprint Company Project, Series 1991, 7.625%,
              3/01/16 (Alternative Minimum Tax)

         500 McMinn County Industrial Development Board, Tennessee,        6/05 at 100.00        BB        502,575
              Solid Waste Recycling Facilities Revenue Bonds, Bowater
              Inc. - Calhoun Newsprint Company Project, Series 1992,
              7.400%, 12/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Texas - 5.1%

       1,500 Abilene Health Facilities Development Corporation, Texas,    11/13 at 101.00       N/R      1,577,700
              Retirement Facility Revenue Bonds, Sears Methodist
              Retirement System, Series 2003A, 7.000%, 11/15/33

       2,500 Alliance Airport Authority, Texas, Special Facilities         6/05 at 100.00       CCC      1,961,950
              Revenue Bonds, American Airlines Inc., Series 1990,
              7.500%, 12/01/29 (Alternative Minimum Tax)

       4,240 Brazos River Authority, Texas, Pollution Control Revenue        No Opt. Call       BBB      4,604,682
              Refunding Bonds, TXU Electric Company, Series 2001C,
              5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put
              11/01/11) (a)

       1,500 Brazos River Authority, Texas, Pollution Control Revenue        No Opt. Call       BBB      1,745,565
              Refunding Bonds, TXU Energy Company LLC, Series 2003A,
              6.750%, 4/01/38 (Alternative Minimum Tax) (Mandatory put
              4/01/13) (a)

       1,550 Brazos River Authority, Texas, Pollution Control Revenue      4/13 at 101.00       BBB      1,848,794
              Refunding Bonds, TXU Electric Company, Series 1999C,
              7.700%, 3/01/32 (Alternative Minimum Tax) (a)

         200 Brazos River Authority, Texas, Pollution Control Revenue      4/13 at 101.00       BBB        237,248
              Bonds, TXU Electric Company Project, Series 1999A, 7.700%,
              4/01/33 (Alternative Minimum Tax) (a)

         715 Brazos River Authority, Texas, Pollution Control Revenue     10/13 at 101.00       BBB        785,427
              Bonds, TXU Energy Company LLC Project, Series 2003C,
              6.750%, 10/01/38 (Alternative Minimum Tax) (a)

         195 Brazos River Authority, Texas, Revenue Bonds, Reliant         4/09 at 101.00      BBB-        202,882
              Energy Inc., Series 1999A, 5.375%, 4/01/19

         500 Brazos River Authority, Texas, Revenue Bonds, Reliant        12/08 at 102.00      BBB-        556,445
              Energy Inc., Series 1999B, 7.750%, 12/01/18

       1,780 Cass County Industrial Development Corporation, Texas,        3/15 at 100.00       BBB      1,753,033
              Environmental Improvement Revenue Bonds, International
              Paper Company, Series 2005, 4.800%, 3/01/25

       2,200 Dallas-Ft. Worth International Airport Facility Improvement   5/05 at 100.00       CCC      1,649,318
              Corporation, Texas, Revenue Bonds, American Airlines Inc.,
              Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)

       2,650 Dallas-Ft. Worth International Airport Facility Improvement  11/05 at 102.00       CCC      2,114,356
              Corporation, Texas, Revenue Bonds, American Airlines Inc.,
              Series 1995, 6.000%, 11/01/14

             Danbury Higher Education Authority, Texas, Charter School
             Revenue Bonds, Arlington Classics Academy, Series 2004A:
         375  6.000%, 2/15/14                                              2/13 at 100.00       N/R        375,653
         895  7.000%, 2/15/24                                              2/13 at 100.00       N/R        874,782
       1,085  7.250%, 2/15/29                                              2/13 at 100.00       N/R      1,058,450

             Decatur Hospital Authority, Texas, Revenue Bonds, Wise
             Regional Health System, Series 2004A:
       2,010  7.000%, 9/01/25                                              9/14 at 100.00       N/R      2,165,313
      15,530  7.125%, 9/01/34                                              9/14 at 100.00       N/R     16,672,853

       2,000 Gulf Coast Industrial Development Authority, Texas, Solid     4/12 at 100.00       Ba3      2,283,880
              Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
              Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum
              Tax)

         500 Gulf Coast Industrial Development Authority, Texas, Solid       No Opt. Call       Ba2        560,835
              Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
              Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum
              Tax) (Mandatory put 9/30/12)

       3,300 Health Facilities Development District of Central Texas,      2/14 at 100.00       N/R      3,389,463
              Revenue Bonds, Lutheran Social Services of the South Inc.,
              Series 2004A, 6.875%, 2/15/32

       1,000 Houston, Texas, Airport System Special Facilities Revenue     7/09 at 101.00        B-        732,780
              Bonds, Continental Air Lines Inc. Project, Series 1998B,
              5.700%, 7/15/29 (Alternative Minimum Tax)

       1,120 Houston, Texas, Airport System Special Facilities Revenue     7/09 at 101.00        B-        820,714
              Bonds, Continental Air Lines Inc. Project, Series 1998C,
              5.700%, 7/15/29 (Alternative Minimum Tax)

----
38

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Texas (continued)

             Houston, Texas, Airport System Special Facilities Revenue
             Bonds, Continental Air Lines Inc. Project, Series 2001E:
 $     1,450  6.750%, 7/01/21 (Alternative Minimum Tax)                    7/11 at 101.00        B- $    1,276,218
         500  7.375%, 7/01/22 (Alternative Minimum Tax)                    7/11 at 101.00        B-        467,050
       2,750  6.750%, 7/01/29 (Alternative Minimum Tax)                    7/11 at 101.00        B-      2,361,068

             Houston Health Facilities Development Corporation, Texas,
             Revenue Bonds, Buckingham Senior Living Community Inc.,
             Series 2004A:
         250  7.000%, 2/15/23                                              2/14 at 101.00       N/R        270,485
       1,400  7.125%, 2/15/34                                              2/14 at 101.00       N/R      1,506,610

       2,260 Matagorda County Navigation District 1, Texas, Revenue        5/09 at 101.00      BBB-      2,294,691
              Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
              (Alternative Minimum Tax)

       1,500 Matagorda County Navigation District 1, Texas, Revenue        4/08 at 102.00      BBB-      1,656,315
              Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29
              (Mandatory put 4/01/08)

             Orchard Higher Educational Finance Corporation, Texas,
             Charter School Revenue Bonds, A.W. Brown Fellowship Charter
             School, Series 2005A:
       1,135  5.250%, 2/15/24 - ACA Insured                                2/14 at 100.00         A      1,172,444
       2,120  5.000%, 2/15/32 - ACA Insured                                2/14 at 100.00         A      2,111,774

       1,000 Port Corpus Christi Industrial Development Corporation,       5/07 at 102.00       Ba2      1,074,290
              Texas, Environmental Facilities Revenue Bonds, Citgo
              Petroleum Corporation, Series 2003, 8.250%, 11/01/31
              (Alternative Minimum Tax)

       1,000 Sabine River Authority, Texas, Pollution Control Revenue      8/13 at 101.00       BBB      1,100,100
              Refunding Bonds, TXU Energy Company LLC Project, Series
              2003B, 6.150%, 8/01/22

       2,725 Texas General Services Commission, Texas, Certificates of     9/05 at 100.00       N/R      2,769,636
              Participation, Series 1992, 7.500%, 3/15/12

       5,850 Texas Department of Housing and Community Affairs,            7/21 at 100.00       N/R      5,852,165
              Multifamily Housing Revenue Bonds, Humble Parkway
              Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative
              Minimum Tax)

       3,750 Texas Public Finance Authority, Charter School Revenue       12/14 at 100.00        BB      3,752,250
              Bonds, School of Excellence Charter School, Series 2004A,
              7.000%, 12/01/34
------------------------------------------------------------------------------------------------------------------
             Utah - 0.2%

         750 Bountiful, Davis County, Utah, Hospital Revenue Refunding    12/08 at 101.00       N/R        683,220
              Bonds, South Davis Community Hospital Project, Series
              1998, 5.750%, 12/15/18

       1,500 Carbon County, Utah, Solid Waste Disposal Revenue Refunding   8/05 at 102.00       BB-      1,537,500
              Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste
              Industries, Series 1995, 7.500%, 2/01/10 (Alternative
              Minimum Tax)

       1,150 Carbon County, Utah, Solid Waste Disposal Revenue Bonds,      7/07 at 102.00       N/R      1,185,075
              Laidlaw/ECDC Project, Guaranteed by Allied Waste
              Industries, Series 1997A, 7.450%, 7/01/17 (Alternative
              Minimum Tax)

          30 Utah Housing Finance Agency, Single Family Mortgage Bonds,    7/09 at 101.50       Aa2         30,141
              Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.2%

         625 Virgin Islands Government Refinery Facilities, Senior         1/13 at 100.00       BBB        710,069
              Secured Revenue Bonds, Hovensa LLC Coker Project, Series
              2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

       1,000 Virgin Islands Public Finance Authority, Senior Secured       7/14 at 100.00       BBB      1,079,700
              Lien Refinery Revenue Bonds, Hovensa LLC, Series 2004,
              5.875%, 7/01/22

       1,575 Virgin Islands Public Finance Authority, Senior Lien         10/14 at 100.00       BBB      1,694,291
              Matching Fund Loan Note, Series 2004A, 5.250%, 10/01/21
------------------------------------------------------------------------------------------------------------------
             Virginia - 3.5%

       1,710 Bedford County Industrial Development Authority, Virginia,    2/08 at 102.00       Ba3      1,715,352
              Industrial Development Revenue Refunding Bonds, Nekoosa
              Packaging Corporation, Series 1998, 5.600%, 12/01/25
              (Alternative Minimum Tax) (a)

         125 Bedford County Industrial Development Authority, Virginia,   12/09 at 101.00       Ba3        130,786
              Industrial Development Revenue Refunding Bonds, Nekoosa
              Packaging Corporation, Series 1999A, 6.550%, 12/01/25
              (Alternative Minimum Tax)

       2,101 Bell Creek Community Development Authority, Virginia,         3/13 at 101.00       N/R      2,141,297
              Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22

       3,000 Broad Street Community Development Authority, Virginia,       6/13 at 102.00       N/R      3,134,100
              Revenue Bonds, Series 2003, 7.500%, 6/01/33

----
39

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Virginia (continued)

  $    2,226 Celebrate Virginia North Community Development Authority,     3/14 at 102.00       N/R $    2,258,700
              Special Assessment Revenue Bonds, Series 2003B, 6.750%,
              3/01/34

       1,010 Goochland County Industrial Development Authority,           12/08 at 101.00       Ba3      1,013,151
              Virginia, Industrial Development Revenue Refunding Bonds,
              Nekoosa Packaging Corporation Project, Series 1998,
              5.650%, 12/01/25 (Alternative Minimum Tax) (a)

       2,005 Hopewell Industrial Development Authority, Virginia,          6/05 at 100.00       N/R      2,048,108
              Resources Recovery Revenue Refunding Bonds, Stone
              Container Corporation Project, Series 1992, 8.250%, 6/01/16

             Lexington Industrial Development Authority, Virginia,
             Hospital Facility Revenue Refunding, Bonds, Stonewall
             Jackson Hospital, Series 2000:
          70  5.750%, 7/01/07                                                No Opt. Call       N/R         70,170
          25  6.250%, 7/01/11                                              7/10 at 102.00       N/R         25,152
          30  6.350%, 7/01/12                                              7/10 at 102.00       N/R         30,206
         110  6.550%, 7/01/14                                              7/10 at 102.00       N/R        110,749
          20  6.625%, 7/01/15                                              7/10 at 102.00       N/R         20,136
         120  6.875%, 7/01/20                                              7/10 at 102.00       N/R        120,806
          25  7.000%, 7/01/25                                              7/10 at 102.00       N/R         25,166

       3,000 Mecklenburg County Industrial Development Authority,         10/12 at 100.00        A3      3,378,660
              Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
              Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

             Pocahontas Parkway Association, Virginia, Senior Lien
             Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
         200  5.000%, 8/15/06                                                No Opt. Call        BB        202,462
         500  5.250%, 8/15/07                                                No Opt. Call        BB        511,775
       4,905  5.500%, 8/15/28                                              8/08 at 102.00        BB      4,816,759

             Pocahontas Parkway Association, Virginia, Senior Lien
             Revenue Bonds, Route 895 Connector Toll Road, Series 1998B:
       2,875  0.000%, 8/15/12                                               8/08 at 82.10        BB      1,945,829
       7,200  0.000%, 8/15/14                                               8/08 at 73.23        BB      4,307,256
       3,100  0.000%, 8/15/15                                               8/08 at 68.82        BB      1,742,169
         350  0.000%, 8/15/16                                               8/08 at 64.81        BB        185,339
         160  0.000%, 8/15/19                                               8/08 at 54.38        BB         70,823
      15,300  0.000%, 8/15/23                                               8/08 at 42.95        BB      5,332,202
       1,750  0.000%, 8/15/29                                               8/08 at 30.08        BB        413,734
       1,050  0.000%, 8/15/30                                               8/08 at 28.38        BB        232,796
      24,000  0.000%, 8/15/33                                               8/08 at 23.55        BB      4,401,840

             Pocahontas Parkway Association, Virginia, Subordinate Lien
             Revenue Bonds, Route 895 Connector Toll Road, Series 1998C:
       5,500  0.000%, 8/15/26                                               8/08 at 33.98        B3      1,138,500
       5,500  0.000%, 8/15/27                                               8/08 at 31.68        B3      1,057,320
       5,600  0.000%, 8/15/28                                               8/08 at 29.79        B3        999,767
       6,200  0.000%, 8/15/31                                               8/08 at 24.77        B3        897,945

       5,500 Rockbridge County Industrial Development Authority,           7/11 at 100.00        B2      5,214,274
              Virginia, Horse Center Revenue and Refunding Bonds, Series
              2001C, 6.850%, 7/15/21

       1,000 Virginia Gateway Community Development Authority, Prince      3/13 at 102.00       N/R      1,032,710
              William County, Special Assessment Bonds, Series 2003,
              6.375%, 3/01/30

         505 Virginia Small Business Financing Authority, Industrial         No Opt. Call       N/R        511,508
              Development Water Revenue Bonds, S.I.L. Clean Water, LLC
              Project, Series 1999, 7.250%, 11/01/09 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Washington - 0.5%

       6,180 Seattle, Washington, Municipal Light and Power Revenue        8/14 at 100.00       AAA      6,289,261
              Bonds, Series 2004, 4.500%, 8/01/19 - FSA Insured

       1,500 Skagit County Public Hospital District 1, Washington,        12/15 at 100.00      Baa3      1,543,110
              Revenue Bonds, Skagit Valley Hospital, Series 2005,
              5.500%, 12/01/30 (WI, settling 5/12/05)
------------------------------------------------------------------------------------------------------------------
             Wisconsin - 1.5%

             Badger Tobacco Asset Securitization Corporation, Wisconsin,
             Tobacco Settlement Asset-Backed Bonds, Series 2002:
       1,000  7.000%, 6/01/28                                              6/12 at 100.00       BBB      1,081,830
       7,025  6.375%, 6/01/32                                              6/12 at 100.00       BBB      7,180,954

----
40

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Wisconsin (continued)

  $      100 Green Bay Redevelopment Authority, Wisconsin, Industrial        No Opt. Call       Ba2 $      101,083
              Development Revenue Bonds, Fort James Project, Series
              1999, 5.600%, 5/01/19 (Alternative Minimum Tax)

         450 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,  12/14 at 101.00       N/R        452,272
              Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16

       1,065 Nekoosa, Wisconsin, Pollution Control Revenue Bonds,            No Opt. Call       Ba3      1,089,910
              Nekoosa Paper Inc., Series 1999B, 5.500%, 7/01/15

         250 Wisconsin Health and Educational Facilities Authority,        7/11 at 100.00        A-        266,942
              Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
              6.000%, 7/01/21

       1,000 Wisconsin Health and Educational Facilities Authority,        2/09 at 101.00      BBB+      1,023,080
              Revenue Bonds, Aurora Health Care Inc., Series 1999A,
              5.600%, 2/15/29

       1,365 Wisconsin Health and Educational Facilities Authority,       10/11 at 100.00       BBB      1,411,860
              Revenue Bonds, Carroll College Inc., Series 2001, 6.250%,
              10/01/21

       2,500 Wisconsin Health and Educational Facilities Authority,        5/12 at 100.00       N/R      2,627,424
              Revenue Bonds, Divine Savior Healthcare, Series 2002A,
              7.500%, 5/01/32

       2,250 Wisconsin Health and Educational Facilities Authority,        1/13 at 101.00       N/R      2,345,557
              Revenue Bonds, Community Memorial Hospital Inc. - Oconto
              Falls, Series 2003, 7.250%, 1/15/33

             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Southwest Health Center Inc., Series 2004A:
         875  6.125%, 4/01/24                                              4/14 at 100.00       N/R        868,752
       1,000  6.250%, 4/01/34                                              4/14 at 100.00       N/R        986,510

       2,500 Wisconsin Health and Educational Facilities Authority,        8/14 at 100.00       N/R      2,579,174
              Revenue Bonds, Beaver Dam Community Hospitals Inc., Series
              2004A, 6.750%, 8/15/34
------------------------------------------------------------------------------------------------------------------
             Other - 2.0%

       4,000 Charter Mac Equity Issuer Trust, Preferred Shares, Series       No Opt. Call        A3      4,275,440
              2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15)

      14,000 GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39     No Opt. Call      Baa1     14,415,940
              (Alternative Minimum Tax) (Mandatory put 10/31/19)

       8,000 GMAC Municipal Mortgage Trust, Series C-1, 5.700%, 10/31/40   4/15 at 100.00      Baa2      8,051,760
              (Alternative Minimum Tax)

       1,598 MMA Financial Mutlifamily Securitization Trust, Class B         No Opt. Call       N/R      1,593,414
              Certificates, Series 2005B, 9.000%, 7/01/10 (Alternative
              Minimum Tax) (Mandatory put 7/01/10)

         604 MMA Financial Multifamily Securitization Trust, Class B         No Opt. Call       N/R        602,321
              Certificates, Series 2005A, 9.000%, 12/01/09 (Alternative
              Minimum Tax) (Mandatory put 12/01/09)
------------------------------------------------------------------------------------------------------------------
  $1,480,495 Total Long-Term Investments (cost $1,394,830,996) - 99.0%                               1,460,426,344
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                       14,539,237
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $1,474,965,581
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
           (a)The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
          (IF)Inverse floating rate security.
          (DD)Security purchased on a delayed delivery basis.
          (WI)Security purchased on a when-issued basis.
           # Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interest in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly. Investment valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees.

                                See accompanying notes to financial statements.

----
41

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Alabama - 2.5%

    $    200 Alabama State Docks Department, Docks Facilities Revenue     10/06 at 102.00       AAA $    211,602
              Bonds, Series 1996, 6.100%, 10/01/13 (Alternative Minimum
              Tax) - MBIA Insured

         400 Bayou La Batre Utilities Board, Alabama, Water and Sewer      3/07 at 102.00        AA      422,384
              Revenue Refunding and Improvement Bonds, Series 1997,
              5.750%, 3/01/27 - RAAI Insured

         100 Jefferson County, Alabama, Sewer Revenue Warrants, Series     2/07 at 101.00       AAA      105,892
              1997D, 5.750%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC
              Insured

       2,000 Sheffield, Alabama, Electric Revenue Bonds, Series 2003,      7/13 at 100.00       Aaa    2,228,540
              5.500%, 7/01/29 - AMBAC Insured

       5,000 Southeast Alabama Gas District, General System Revenue        6/10 at 102.00       Aaa    5,515,450
              Bonds, Series 2000A, 5.500%, 6/01/20 - AMBAC Insured

         250 Tallassee Industrial Development Board, Alabama, Revenue      8/06 at 102.00      A***      264,643
              Bonds, Dow-United Technologies Composite Products, Series
              1996A, 6.100%, 8/01/14 (Pre-refunded to 8/01/06)
----------------------------------------------------------------------------------------------------------------
             Alaska - 1.0%

       3,200 Anchorage, Alaska, Water Revenue Refunding Bonds, Series      9/09 at 101.00       AAA    3,568,704
              1999, 6.000%, 9/01/24 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Arizona - 1.0%

       2,100 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00       BBB    2,351,391
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 7.000%, 12/01/25

       1,050 Northern Arizona University, System Revenue Bonds, Series     6/14 at 100.00       AAA    1,174,509
              2003, 5.500%, 6/01/22 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             California - 7.9%

             California, General Obligation Bonds, Series 2004:
         875  5.000%, 2/01/19 - AMBAC Insured                              2/14 at 100.00       AAA      941,386
       1,000  5.200%, 4/01/26                                              4/14 at 100.00         A    1,064,170

             California Department of Water Resources, Power Supply
             Revenue Bonds, Series 2002A:
       2,000  6.000%, 5/01/14                                              5/12 at 101.00        A2    2,318,800
       5,500  5.375%, 5/01/21                                              5/12 at 101.00        A2    5,994,450

       4,335 California Department of Water Resources, Power Supply        5/12 at 101.00       AAA    6,095,444
              Revenue Bonds, DRIVERS, Series 344, 9.905%, 5/01/13 (IF)

             California State Public Works Board, Lease Revenue Bonds,
             Department of General Services, Series 2003D:
       1,350  5.500%, 6/01/17                                             12/13 at 100.00        A-    1,500,593
       1,490  5.500%, 6/01/19                                             12/13 at 100.00        A-    1,649,341

       8,000 Contra Costa Home Mortgage Finance Authority, California,       No Opt. Call       AAA    3,827,040
              Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17
              - MBIA Insured

       1,500 Long Beach, California, Revenue Bonds, Aquarium of the        7/05 at 102.00       AAA    1,539,270
              Pacific Project, Series 1995A, 6.125%, 7/01/23
              (Pre-refunded to 7/01/05)

       1,740 Palmdale, California, Special Tax Bonds, Community            9/15 at 101.00       N/R    1,755,329
              Facilities District 2003-1, Anaverde Project,
              Series 2005A, 5.350%, 9/01/30

             Sacramento Cogeneration Authority, California, Cogeneration
             Project Revenue Bonds, Proctor and Gamble, Series 1995:
         500  6.200%, 7/01/06                                              7/05 at 102.00       BBB      512,605
       1,000  6.500%, 7/01/21 (Pre-refunded to 7/01/05)                    7/05 at 102.00       AAA    1,026,840
----------------------------------------------------------------------------------------------------------------
             Colorado - 3.2%

       6,000 Arapahoe County Capital Improvement Trust Fund, Colorado,       No Opt. Call       AAA    5,949,420
              Senior Revenue Bonds, Highway E-470, Series 1986C, 0.000%,
              8/31/05

       2,000 Arapahoe County Capital Improvement Trust Fund, Colorado,     8/05 at 103.00       AAA    2,088,980
              Senior Revenue Bonds, Highway E-470, Series 1986B, 6.950%,
              8/31/20 (Pre-refunded to 8/31/05)

       1,165 Colorado Housing Finance Authority, Single Family Program     4/10 at 105.00        AA    1,203,946
              Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative
              Minimum Tax)

       1,850 Douglas County School District RE1, Douglas and Elbert       12/14 at 100.00       Aaa    2,134,475
              Counties, Colorado, General Obligation Bonds, Series 2004,
              5.750%, 12/15/23 - FGIC Insured

----
42

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Connecticut - 2.0%

             Bridgeport, Connecticut, General Obligation Bonds, Series
             ROL-II-R-45:
    $  2,360  11.883%, 7/15/16 (IF) (Pre-refunded to 7/15/10)              7/10 at 101.00       AAA $  3,406,660
       2,600  11.832%, 7/15/17 (IF) (Pre-refunded to 7/15/10)              7/10 at 101.00       AAA    3,753,100
----------------------------------------------------------------------------------------------------------------
             District of Columbia - 1.3%

       4,365 District of Columbia, Certificates of Participation, Series   1/14 at 100.00       AAA    4,805,254
              2003, 5.500%, 1/01/18 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Florida - 2.8%

       1,200 Escambia County Health Facilities Authority, Florida,           No Opt. Call        AA    1,329,060
              Revenue Bonds, Ascension Health Credit Group,
              Series 2003A, 5.250%, 11/15/14

       3,510 Florida Housing Finance Corporation, Revenue Bonds, Wyndham   1/11 at 100.00       AAA    3,682,517
              Place Apartments, Series 2000W-1, 5.850%, 1/01/41
              (Alternative Minimum Tax) - FSA Insured

             Jacksonville Port Authority, Florida, Seaport Revenue
             Bonds, Series 2000:
       1,115  5.625%, 11/01/26 (Alternative Minimum Tax) (Pre-refunded    11/10 at 100.00       Aaa    1,234,773
              to 11/01/10) - MBIA Insured
       1,600  5.625%, 11/01/26 (Alternative Minimum Tax) - MBIA Insured   11/10 at 100.00       Aaa    1,728,576

       1,830 Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia       7/05 at 101.00       N/R    1,851,686
              Island Properties Inc., Series 1993A, 9.750%, 1/01/23
----------------------------------------------------------------------------------------------------------------
             Georgia - 0.5%

       1,500 Fulton County Development Authority, Georgia, Revenue           No Opt. Call       AAA    1,655,925
              Bonds, Georgia Tech - Klaus Parking and Family Housing,
              Series 2003, 5.000%, 11/01/13 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Illinois - 6.6%

             Champaign, Illinois, General Obligation Public Safety Sales
             Tax Bonds, Series 1999:
       1,140  8.250%, 1/01/21 - FGIC Insured                                 No Opt. Call       AAA    1,652,795
       1,275  8.250%, 1/01/22 - FGIC Insured                                 No Opt. Call       AAA    1,865,975

       1,020 Chicago Board of Education, Illinois, General Obligation     12/14 at 100.00       AAA    1,139,187
              Bonds, DePriest Elementary School Project, Series 2004H,
              5.500%, 12/01/22 - MBIA Insured

       2,000 Illinois Development Finance Authority, Revenue Bonds,        9/06 at 102.00       AAA    2,125,140
              Presbyterian Home of Lake Forest, Series 1996B, 6.300%,
              9/01/22 - FSA Insured

       2,000 Illinois Health Facilities Authority, Revenue Bonds,          8/06 at 102.00    N/R***    2,138,740
              Fairview Obligated Group, Series 1995A, 7.125%, 8/15/17
              (Pre-refunded to 8/15/06)

       4,000 Illinois Health Facilities Authority, Revenue Bonds,          8/07 at 101.00      Baa2    3,821,280
              Victory Health Services, Series 1997A, 5.750%, 8/15/27

       3,320 Kane County, Illinois, Motor Fuel and Tax Alternative           No Opt. Call       AAA    3,768,399
              Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 - FGIC
              Insured

       1,645 Warren Township School District 121, Lake County, Gurnee,     3/14 at 101.00       AAA    1,824,799
              Illinois, General Obligation Bonds, Series 2004C, 5.500%,
              3/01/22 - AMBAC Insured

       1,260 Markham, Illinois, Alternative Source Revenue Bonds, Series   4/15 at 100.00        AA    1,345,315
              2005A, 5.250%, 4/01/23 - RAAI Insured

       3,000 Metropolitan Pier and Exposition Authority, Illinois,           No Opt. Call       AAA    3,988,020
              Revenue Bonds, McCormick Place Hospitality Facility,
              Series 1996A, 7.000%, 7/01/26
----------------------------------------------------------------------------------------------------------------
             Indiana - 2.9%

       2,805 DeKalb Eastern High School Building Corporation, Indiana,     1/12 at 100.00       AAA    3,198,542
              First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 - FSA
              Insured

       1,235 Hendricks County Building Facilities Corporation, Indiana,    7/14 at 100.00       Aa3    1,368,652
              First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24

       1,235 Indiana Housing Finance Authority, Single Family Mortgage     1/10 at 100.00       Aaa    1,255,847
              Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30
              (Alternative Minimum Tax)

       1,010 Indiana Transportation Finance Authority, Highway Revenue       No Opt. Call       Aa2    1,246,542
              Bonds, Series 1992A, 6.800%, 12/01/16

       1,815 Indiana Transportation Finance Authority, Highway Revenue     6/13 at 100.00       AAA    2,040,006
              Bonds, Series 2003A, 5.250%, 6/01/19 (Pre-refunded to
              6/01/13) - FSA Insured

       1,000 Vigo County School Building Corporation, Indiana, First       1/13 at 100.00       AAA    1,068,450
              Mortgage Bonds, Series 2003, 5.250%, 7/10/24 - FSA Insured

----
43

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Kansas - 0.8%

    $  2,585 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/11 at 104.50       Aaa $  2,734,672
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum
              Tax)
----------------------------------------------------------------------------------------------------------------
             Kentucky - 0.5%

       2,000 Kentucky Economic Development Finance Authority, Hospital     4/08 at 102.00       BB-    1,888,960
              System Revenue Refunding and Improvement Bonds,
              Appalachian Regional Healthcare Inc., Series 1997, 5.875%,
              10/01/22
----------------------------------------------------------------------------------------------------------------
             Louisiana - 1.5%

         650 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/10 at 105.00       Aaa      681,291
              Family Mortgage Revenue Bonds, Series 2000A, 7.000%,
              10/01/31 (Alternative Minimum Tax)

       4,750 Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00       BBB    4,695,755
              Tobacco Settlement Asset-Backed Bonds, Series 2001B,
              5.500%, 5/15/30
----------------------------------------------------------------------------------------------------------------
             Maryland - 2.1%

       2,000 Maryland Energy Financing Administration, Solid Waste        12/06 at 102.00        A-    2,100,900
              Disposal Revenue Bonds, Baltimore Wheelabrator Water
              Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative
              Minimum Tax)

       5,000 University of Maryland, Auxiliary Facility and Tuition        4/13 at 100.00        AA    5,401,300
              Revenue Bonds, Series 2003A, 5.000%, 4/01/21
----------------------------------------------------------------------------------------------------------------
             Massachusetts - 3.6%

       5,000 Massachusetts, General Obligation Bonds, Consolidated Loan,   8/12 at 100.00       AAA    5,596,550
              Series 2002D, 5.375%, 8/01/21 (Pre-refunded to 8/01/12) -
              MBIA Insured

             Massachusetts, General Obligation Bonds, Series 2003D:
       2,480  5.500%, 10/01/18                                               No Opt. Call        AA    2,853,612
       1,000  5.250%, 10/01/22 (Pre-refunded to 10/01/13)                 10/13 at 100.00     AA***    1,116,240

       3,000 Massachusetts Industrial Finance Agency, Resource Recovery   12/08 at 102.00       BBB    3,079,170
              Revenue Refunding Bonds, Ogden Haverhill Project, Series
              1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Michigan - 3.5%

       2,755 Detroit City School District, Wayne County, Michigan,         5/13 at 100.00       AAA    2,968,347
              General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 -
              FGIC Insured

       3,000 Michigan State Hospital Finance Authority, Revenue            8/05 at 100.00       Ba3    3,002,760
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A, 6.500%, 8/15/18

       2,000 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00       Ba3    1,787,600
              Bonds, Detroit Medical Center Obligated Group, Series
              1998A, 5.250%, 8/15/23

       2,000 Michigan Strategic Fund, Collateralized Limited Obligation    9/11 at 100.00        A3    2,107,340
              Pollution Control Revenue Refunding Bonds, Fixed Rate
              Conversion, Detroit Edison Company, Series 1999C, 5.650%,
              9/01/29 (Alternative Minimum Tax)

       2,500 Michigan Strategic Fund, Limited Obligation Revenue          12/12 at 100.00       AAA    2,649,450
              Refunding Bonds, Detroit Edison Company, Series 2002C,
              5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured
----------------------------------------------------------------------------------------------------------------
             Minnesota - 0.5%

         485 Minnesota Housing Finance Agency, Single Family Remarketed    7/10 at 101.50       AA+      498,362
              Mortgage Bonds, Series 1997G, 6.000%, 1/01/18

       1,080 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,     12/13 at 100.00       AA+    1,195,474
              Office Building at Cedar Street, Series 2003, 5.250%,
              12/01/20
----------------------------------------------------------------------------------------------------------------
             Missouri - 1.2%

       2,000 Missouri Housing Development Commission, Single Family        3/14 at 100.00       AAA    2,134,780
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2004D, 5.500%, 9/01/34 (Alternative Minimum Tax)

       1,915 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call       AAA    2,269,811
              Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             New Hampshire - 1.7%

       5,500 New Hampshire Business Finance Authority, Pollution Control   5/12 at 101.00       AAA    6,037,075
              Revenue Refunding Bonds, Public Service Company of New
              Hampshire, Series 2001C, 5.450%, 5/01/21 - MBIA Insured

----
44

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             New Jersey - 2.0%

    $  1,335 Manalapan-Englishtown Regional Board of Education, New          No Opt. Call       Aaa $  1,602,668
              Jersey, General Obligation Bonds, Series 2004, 5.750%,
              12/01/21 - FGIC Insured

       1,500 New Jersey, General Obligation Bonds, Series 2005L, 5.250%,     No Opt. Call       AAA    1,707,780
              7/15/19 - AMBAC Insured

       2,000 Passaic Valley Water Commission, New Jersey, Water System       No Opt. Call       AAA    2,235,100
              Revenue Bonds, Series 2003, 5.000%, 12/15/19 - FSA Insured

       1,455 Tobacco Settlement Financing Corporation, New Jersey,         6/12 at 100.00       BBB    1,453,923
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              5.750%, 6/01/32
----------------------------------------------------------------------------------------------------------------
             New York - 13.2%

       4,000 Metropolitan Transportation Authority, New York, State        7/12 at 100.00       AA-    4,175,240
              Service Contract Refunding Bonds, Series 2002A, 5.125%,
              1/01/29

       1,000 Metropolitan Transportation Authority, New York, Dedicated   10/14 at 100.00       AAA    1,131,250
              Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23
              (Pre-refunded to 10/01/14) - FSA Insured

         115 New York City, New York, General Obligation Bonds, Fiscal     4/07 at 101.00       Aaa      123,566
              Series 1997I, 6.250%, 4/15/27 (Pre-refunded to 4/15/07)

          15 New York City, New York, General Obligation Bonds, Series       No Opt. Call        A1       15,055
              1991B, 7.500%, 2/01/09

       5,000 New York City, New York, General Obligation Bonds, Fiscal     8/12 at 100.00        A1    5,570,950
              Series 2003A, 5.750%, 8/01/16

       3,500 New York City, New York, General Obligation Bonds, Fiscal     8/13 at 100.00        A1    3,828,475
              Series 2004A, 5.500%, 8/01/20

       2,700 New York City Transitional Finance Authority, New York,       5/10 at 101.00       Aa3    3,837,402
              Future Tax Secured Bonds, Residual Interest Certificates,
              Series 319, 11.170%, 11/01/17 (IF)

       2,500 Dormitory Authority of the State of New York, Revenue         7/05 at 102.00       AAA    2,567,300
              Bonds, Department of Health - Roswell Park Cancer Center,
              Series 1995, 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

             New York State Housing Finance Agency, Service Contract
             Obligation Revenue Bonds, Series 1995A:
         350  6.375%, 9/15/15 (Pre-refunded to 9/15/05)                    9/05 at 102.00    AA-***      361,918
          20  6.375%, 9/15/15                                              9/05 at 102.00       AA-       20,634
       2,630  6.375%, 9/15/15 (Pre-refunded to 9/15/07)                    9/07 at 100.00       AAA    2,837,612

       2,125 New York State Urban Development Corporation, Special           No Opt. Call       AA-    2,437,481
              Project Revenue Bonds, University Facilities Grants,
              Series 1995, 5.500%, 1/01/19

       5,000 New York State Urban Development Corporation, Service           No Opt. Call       AA-    5,503,400
              Contract Revenue Bonds, Correctional and Youth Facilities,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       5,000 Port Authority of New York and New Jersey, Special Project   10/06 at 102.00       N/R    5,298,650
              Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19
              (Alternative Minimum Tax)

       5,000 Port Authority of New York and New Jersey, Special Project      No Opt. Call       AAA    5,981,200
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA
              Insured

       3,500 New York State Tobacco Settlement Financing Corporation,      6/13 at 100.00       AAA    3,785,845
              Tobacco Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Ohio - 1.8%

       2,435 American Municipal Power Ohio Inc., Genoa Village, Electric   2/14 at 100.00       AAA    2,597,415
              System Improvement Revenue Bonds, Series 2004, 5.250%,
              2/15/24 - AGC Insured

       2,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, Cleveland      8/05 at 102.00       AAA    2,061,440
              Clinic Foundation - Meridia Health System, Series 1995,
              6.250%, 8/15/24 (Pre-refunded to 8/15/05)

       1,750 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+    1,817,568
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996A, 6.375%, 5/15/26
----------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.9%

       1,730 Durant Community Facilities Authority, Bryan County,         11/14 at 100.00       AAA    1,975,816
              Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%,
              11/01/24 - XLCA Insured

       5,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   12/08 at 100.00        B-    4,681,500
              Bonds, American Airlines Inc., Series 2001B, 5.650%,
              12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

----
45

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Oregon - 0.7%

    $  2,170 Marion County Housing Authority, Oregon, Senior Lien         10/06 at 105.00       AAA $  2,355,318
              Multifamily Housing Revenue Bonds, Elliot Residence,
              Series 1995, 7.500%, 10/20/37 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.5%

       1,000 Allegheny County Hospital Development Authority,             11/10 at 102.00       AAA    1,156,860
              Pennsylvania, Insured Revenue Bonds, West Penn Allegheny
              Health System, Series 2000A, 6.500%, 11/15/30 - MBIA
              Insured

       2,500 Allegheny County Higher Education Building Authority,         2/06 at 102.00      Baa3    2,607,125
              Pennsylvania, College Revenue Bonds, Robert Morris
              College, Series 1996A, 6.400%, 2/15/14

       5,935 Delaware River Port Authority, New Jersey and Pennsylvania,   1/08 at 100.00       AAA    7,716,984
              Revenue Bonds, DRIVERS Series 144, Inverse Floaters,
              10.567%, 1/01/10 (IF) - FSA Insured

         420 Falls Township Hospital Authority, Pennsylvania,              8/05 at 100.00       AAA      429,946
              FHA-Insured Revenue Refunding Bonds, Delaware Valley
              Medical Center, Series 1992, 7.000%, 8/01/22

         655 Philadelphia Redevelopment Authority, Pennsylvania,          10/13 at 100.00         A      636,771
              Multifamily Housing Revenue Bonds, Pavilion Apartments,
              Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Puerto Rico - 1.9%

       2,000 Puerto Rico, General Obligation and Public Improvement          No Opt. Call       AAA    2,466,260
              Refunding Bonds, Series 1997, 6.500%, 7/01/14 - MBIA
              Insured

       3,000 Puerto Rico Housing Finance Authority, Capital Fund Program  12/13 at 100.00     AA***    3,189,450
              Revenue Bonds, Series 2003, 5.000%, 12/01/20

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA    1,071,180
              Series 2005RR, 5.000%, 7/01/25 - XLCA Insured
----------------------------------------------------------------------------------------------------------------
             South Carolina - 2.6%

         200 Greenville, South Carolina, Hospital Facilities Revenue         No Opt. Call        AA      235,482
              Bonds, Series 1990, 6.000%, 5/01/20

             Greenwood County, South Carolina, Hospital Revenue Bonds,
             Self Memorial Hospital, Series 2001:
       2,500  5.500%, 10/01/26                                            10/11 at 100.00         A    2,634,450
       3,250  5.500%, 10/01/31                                            10/11 at 100.00         A    3,411,850

         500 South Carolina Education Assistance Authority, Guaranteed     9/05 at 100.00         A      503,850
              Student Loan Revenue Refunding Bonds, Series 1994, 6.300%,
              9/01/08 (Alternative Minimum Tax)

          75 South Carolina Housing Finance and Development Authority,     7/05 at 101.00       Aaa       76,643
              Homeownership Mortgage Purchase, Series 1994A, 6.150%,
              7/01/08

         100 South Carolina Housing Finance and Development Authority,     5/06 at 102.00       Aa2      100,935
              Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25
              (Alternative Minimum Tax)

       1,000 South Carolina Housing Finance and Development Authority,     6/05 at 102.00    BBB***    1,023,180
              Multifamily Revenue Housing Bonds, United Dominion -
              Hunting Ridge Apartments, Series 1995, 6.750%, 6/01/25
              (Alternative Minimum Tax) (Pre-refunded to 6/01/05)
              (Mandatory put 6/01/10)

       1,250 South Carolina Housing Finance and Development Authority,    12/05 at 102.00       AA-    1,286,875
              Multifamily Housing Revenue Refunding Bonds, America First
              - Runaway Bay Apartments, Series 1995, 6.125%, 12/01/15
----------------------------------------------------------------------------------------------------------------
             South Dakota - 1.8%

       6,100 South Dakota Education Loans Inc., Revenue Bonds,             6/08 at 102.00        A2    6,397,924
              Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Tennessee - 5.4%

       2,435 Knox County Health, Educational and Housing Facilities        4/12 at 101.00      Baa3    2,513,480
              Board, Tennessee, Hospital Revenue Bonds, Baptist Health
              System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

       8,115 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00       AAA    8,936,157
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
              Minimum Tax) - AMBAC Insured

         920 Shelby County Health, Educational and Housing Facilities      8/07 at 105.00    N/R***    1,079,059
              Board, Tennessee, ICF/MR Revenue Bonds, Open Arms
              Developmental Centers, Series 1992A, 9.750%, 8/01/19
              (Pre-refunded to 8/01/07)

         935 Shelby County Health, Educational and Housing Facilities      8/07 at 105.00    N/R***    1,096,652
              Board, Tennessee, ICF/MR Revenue Bonds, Open Arms
              Developmental Centers, Series 1992C, 9.750%, 8/01/19
              (Pre-refunded to 8/01/07)

       5,400 Shelby County Health, Educational and Housing Facilities      7/09 at 102.00       N/R    5,651,802
              Board, Tennessee, Revenue Bonds, St. Jude's Children's
              Research Foundation, Series 1999, 5.375%, 7/01/29

----
46

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Texas - 8.4%

    $  3,115 Central Texas Regional Mobility Authority, Travis and         1/15 at 100.00       AAA $  3,287,135
              Williamson Counties, Toll Road Revenue Bonds, Series 2005,
              5.000%, 1/01/23 - FGIC Insured

       1,190 Fort Worth, Texas, General Obligation Bonds, Series 2003,     3/13 at 100.00       AAA    1,270,990
              5.000%, 3/01/21 - FGIC Insured

             Gregg County Health Facilities Development Corporation,
             Texas, Hospital Revenue Bonds, Good Shepherd Medical Center
             Project, Series 2000:
       3,250  6.375%, 10/01/25 - RAAI Insured                             10/10 at 101.00        AA    3,670,192
       3,000  6.375%, 10/01/29 - RAAI Insured                             10/10 at 101.00        AA    3,387,870

       5,250 Harlingen Independent School District, Cameron County,        8/09 at 100.00       AAA    5,615,294
              Texas, Unlimited Tax School Building Bonds, Series 1999,
              5.500%, 8/15/26

       3,150 Sam Rayburn Municipal Power Agency, Texas, Power Supply      10/12 at 100.00      Baa2    3,394,754
              System Revenue Refunding Bonds, Series 2002A, 6.000%,
              10/01/21

       4,000 Tarrant County Health Facilities Development Corporation,    11/10 at 101.00         A    4,384,920
              Texas, Hospital Revenue Bonds, Adventist Health System -
              Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30

       3,020 Tom Green County Health Facilities Development Corporation,   5/11 at 101.00      Baa3    3,256,284
              Texas, Hospital Revenue Bonds, Shannon Health System
              Project, Series 2001, 6.750%, 5/15/21

       1,500 Wichita Falls, Wichita County, Texas, Priority Lien Water     8/11 at 100.00       AAA    1,627,740
              and Sewerage System Revenue Bonds, Series 2001, 5.375%,
              8/01/20 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Virginia - 0.9%

       3,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3    3,274,680
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28
----------------------------------------------------------------------------------------------------------------
             Washington - 4.5%

       2,405 Franklin County Public Utility District 1, Washington,        9/12 at 100.00       AAA    2,680,420
              Electric Revenue Refunding Bonds, Series 2002, 5.625%,
              9/01/20 - MBIA Insured

       5,000 Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00       AAA    5,519,900
              Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20
              (Alternative Minimum Tax) - MBIA Insured

       5,325 Washington State Tobacco Settlement Authority, Tobacco        6/13 at 100.00       BBB    5,602,964
              Settlement Asset-Backed Revenue Bonds, Series 2002,
              6.500%, 6/01/26

       1,920 Washington State Healthcare Facilities Authority, Revenue     1/11 at 102.00       Aa3    2,060,160
              Bonds, Sea-Mar Community Health Centers, Series 2001,
              5.750%, 1/01/26
----------------------------------------------------------------------------------------------------------------
             Wisconsin - 2.7%

       2,790 Badger Tobacco Asset Securitization Corporation, Wisconsin,   6/12 at 100.00       BBB    2,852,467
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              6.125%, 6/01/27

       3,500 Madison, Wisconsin, Industrial Development Revenue            4/12 at 100.00       AA-    3,794,000
              Refunding Bonds, Madison Gas and Electric Company
              Projects, Series 2002A, 5.875%, 10/01/34 (Alternative
              Minimum Tax)

       2,760 Manitowoc, Wisconsin, Power System Revenue Bonds, Series     10/14 at 100.00       AAA    2,946,880
              2004, 5.000%, 10/01/23 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             Wyoming - 0.3%

       1,000 Wyoming Loan and Investment Board, Capital Facilities        10/14 at 100.00        AA    1,056,350
              Revenue Bonds, Series 2005, 5.000%, 10/01/24
----------------------------------------------------------------------------------------------------------------
    $324,440 Total Long-Term Investments (cost $329,520,222) - 98.7%                                 351,410,314
----------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.3%

       1,000 Clark County School District, Nevada, General Obligation                        VMIG-1    1,000,000
              Bonds, Variable Rate Demand Obligations, Series 2001A,
              2.970%, 6/15/21 - FSA Insured +
----------------------------------------------------------------------------------------------------------------
    $  1,000 Total Short-Term Investments (cost $1,000,000)                                            1,000,000
----------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $330,520,222) - 99.0%                                           352,410,314
             --------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.0%                                                      3,594,463
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $356,004,777
             --------------------------------------------------------------------------------------------------

----
47

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2005

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
48

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Alabama - 5.0%

    $ 10,000 Alabama Incentives Financing Authority, Special Obligation   10/09 at 102.00       AAA $ 11,204,800
              Bonds, Series 1999A, 6.000%, 10/01/29 - AMBAC Insured

       5,000 Houston County Health Care Authority, Alabama, Revenue       10/09 at 101.00       Aaa    5,570,050
              Bonds, Series 2000, 6.125%, 10/01/25 - AMBAC Insured

       1,465 Montgomery, Alabama, General Obligation Warrants, Series      5/12 at 101.00       AAA    1,599,692
              2003, 5.250%, 5/01/20 - AMBAC Insured

       5,000 Montgomery Water and Sewerage Board, Alabama, Water and       3/15 at 100.00       AAA    5,304,050
              Sewerage Revenue Bonds, Series 2005, 5.000%, 3/01/25 - FSA
              Insured

       4,000 University of Alabama, Tuscaloosa, General Revenue Bonds,     7/14 at 100.00       AAA    4,213,240
              Series 2004A, 5.000%, 7/01/29 - MBIA Insured

       9,000 University of Alabama, Birmingham, Hospital Revenue Bonds,    9/10 at 101.00       AAA   10,004,760
              Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 - MBIA
              Insured

      12,255 Walker County, Alabama, General Obligation Bonds, Series       8/12 at 77.49       AAA    6,615,249
              2002, 0.000%, 2/01/32 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Alaska - 0.5%

       4,500 Alaska Industrial Development and Export Authority,           4/07 at 102.00       AAA    4,793,130
              Revolving Fund Bonds, Series 1997A, 5.900%, 4/01/17
              (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Arizona - 1.2%

       1,350 Arizona State University, Certificates of Participation,      3/15 at 100.00       AAA    1,432,661
              Resh Infrastructure Projects, Series 2005A, 5.000%,
              9/01/25 - AMBAC Insured

       3,075 Maricopa County Union High School District 210, Phoenix,      7/14 at 100.00       AAA    3,339,758
              Arizona, General Obligation Bonds, Series 2004A, 5.000%,
              7/01/18 - FSA Insured

       1,000 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/14 at 100.00       AAA    1,062,670
              Wastewater System Revenue Bonds, Series 2004, 5.000%,
              7/01/24 - MBIA Insured

       4,970 Phoenix Industrial Development Authority, Arizona, GNMA       6/11 at 102.00       Aaa    5,249,563
              Collateralized Multifamily Housing Revenue Bonds,
              Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Arkansas - 0.6%

         500 Pulaski County Special School District, Arkansas, General     2/08 at 100.00       AAA      520,045
              Obligation Refunding Bonds, Series 2002A, 5.000%, 2/01/21
              - AMBAC Insured

             University of Arkansas, Fayetteville, Revenue Bonds,
             Medical Sciences Campus, Series 2004B:
       2,655  5.000%, 11/01/23 - MBIA Insured                             11/14 at 100.00       Aaa    2,842,629
       2,000  5.000%, 11/01/28 - MBIA Insured                             11/14 at 100.00       Aaa    2,107,500
----------------------------------------------------------------------------------------------------------------
             California - 10.6%

       1,340 California Educational Facilities Authority, Revenue Bonds,  10/15 at 100.00       Aaa    1,471,374
              Occidental College, Series 2005A, 5.250%, 10/01/24 - MBIA
              Insured

       5,000 California Department of Veterans Affairs, Home Purchase      6/12 at 101.00       AAA    5,255,200
              Revenue Bonds, Series 2002A, 5.350%, 12/01/27 - AMBAC
              Insured

       1,000 California Department of Water Resources, Water System       12/14 at 100.00       AAA    1,058,930
              Revenue Bonds, Central Valley Project, Series 2005AC,
              5.000%, 12/01/27 - MBIA Insured

       2,250 California State University, Systemwide Revenue Bonds,        5/15 at 100.00       AAA    2,402,438
              Series 2005A, 5.000%, 11/01/25 - AMBAC Insured

       6,000 Los Angeles Community Redevelopment Agency, California, Tax  12/14 at 100.00       AAA    6,373,020
              Allocation Bonds, Bunker Hill Project, Series 2004A,
              5.000%, 12/01/24 - FSA Insured

       5,000 Los Angeles, California, GNMA Mortgage-Backed Securities      7/11 at 102.00       AAA    5,212,700
              Program Multifamily Housing Revenue Bonds, Park Plaza West
              Senior Apartments, Series 2001B, 5.500%, 1/20/43
              (Alternative Minimum Tax)

       8,000 Oakland, California, Insured Revenue Bonds, 1800 Harrison     1/10 at 100.00       AAA    9,070,400
              Foundation - Kaiser Permanente, Series 1999A, 6.000%,
              1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured

       2,355 Oakland, California, Sewerage Revenue Bonds, Series 2004A,    6/14 at 100.00       AAA    2,502,941
              5.000%, 6/15/25 - FSA Insured

      13,750 Ontario Redevelopment Financing Authority, San Bernardino     8/05 at 100.00       AAA   14,191,238
              County, California, Revenue Bonds, Redevelopment Project
              1, Series 1993, 5.800%, 8/01/23 - MBIA Insured

----
49

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             California (continued)

    $ 10,000 Orange County Sanitation District, California, Certificates   8/13 at 100.00       AAA $ 10,664,400
              of Participation, Series 2003, 5.250%, 2/01/27 - FGIC
              Insured

       2,000 Sacramento Municipal Utility District, California, Electric   8/13 at 100.00       AAA    2,144,560
              Revenue Bonds, Series 2003R, 5.000%, 8/15/22 - MBIA Insured

       1,500 San Diego Unified Port District, California, Revenue Bonds,   9/14 at 100.00       AAA    1,580,565
              Series 2004B, 5.000%, 9/01/29 - MBIA Insured

             San Diego County, California, Certificates of
             Participation, Edgemoor Facility Project and Regional
             System, Series 2005:
       1,030  5.000%, 2/01/25 - AMBAC Insured                              2/15 at 100.00       AAA    1,093,211
       1,000  5.000%, 2/01/26 - AMBAC Insured                              2/15 at 100.00       AAA    1,056,460

      10,000 San Diego County Water Authority, California, Water Revenue   5/15 at 100.00       AAA   10,551,800
              Certificates of Participation, Series 2004A, 5.000%,
              5/01/30 - FSA Insured

       6,995 San Francisco Airports Commission, California, Revenue        5/11 at 100.00       AAA    7,244,232
              Refunding Bonds, San Francisco International Airport,
              Second Series 2001, Issue 27A, 5.250%, 5/01/31
              (Alternative Minimum Tax) - MBIA Insured

       6,100 San Luis Obispo County, California, Certificates of          10/12 at 100.00       AAA    6,360,104
              Participation, New County Government Center, Series 2002A,
              5.000%, 10/15/27 - MBIA Insured

       6,000 San Ramon Valley Unified School District, Contra Costa        8/14 at 100.00       AAA    6,400,140
              County, California, General Obligation Bonds, Series 2004,
              5.000%, 8/01/24 - FSA Insured
----------------------------------------------------------------------------------------------------------------
             Colorado - 4.1%

             Broomfield, Colorado, Master Facilities Lease Purchase
             Agreement, Certificates of Participation, Series 1999:
       5,030  5.875%, 12/01/19 - AMBAC Insured                            12/09 at 100.00       AAA    5,572,234
       5,000  6.000%, 12/01/29 - AMBAC Insured                            12/09 at 100.00       AAA    5,521,050

      10,000 Colorado Health Facilities Authority, Hospital Improvement    5/09 at 101.00       AAA   10,892,800
              Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24 -
              FSA Insured

       4,000 Denver Convention Center Hotel Authority, Colorado, Senior   12/13 at 100.00       AAA    4,276,480
              Revenue Bonds, Convention Center Hotel, Series 2003A,
              5.000%, 12/01/18 - XLCA Insured

       1,430 Douglas County School District RE1, Douglas and Elbert       12/14 at 100.00       Aaa    1,522,450
              Counties, Colorado, General Obligation Bonds, Series
              2005B, 5.000%, 12/15/25 - FSA Insured

       3,750 E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 65.63       AAA    2,039,513
              Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded to
              9/01/10) - MBIA Insured

       1,095 El Paso County, Colorado, GNMA Collateralized Mortgage       12/12 at 100.00       Aaa    1,128,529
              Revenue Bonds, Stetson Meadows Project, Series 2002A,
              5.100%, 12/20/22 (Alternative Minimum Tax)

       1,000 Jefferson County School District R1, Colorado, General       12/14 at 100.00       AAA    1,069,720
              Obligation Bonds, Series 2004, 5.000%, 12/15/24 - FSA
              Insured

       2,785 Mesa County Valley School District 51, Grand Junction,       12/14 at 100.00       Aaa    2,987,692
              Colorado, General Obligation Bonds, Series 2004A, 5.000%,
              12/01/23 - MBIA Insured

       1,650 University of Colorado, Enterprise System Revenue Bonds,      6/15 at 100.00       AAA    1,754,099
              Series 2005, 5.000%, 6/01/26 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             Connecticut - 0.9%

       3,000 Connecticut, General Obligation Bonds, Series 2004D,         12/14 at 100.00       Aaa    3,223,260
              5.000%, 12/01/23 - MBIA Insured

       4,250 Connecticut, Special Tax Obligation Transportation            7/15 at 100.00       AAA    4,559,825
              Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Florida - 4.6%

       3,450 Collier County, Florida, Capital Improvement Revenue Bonds,  10/14 at 100.00       AAA    3,678,045
              Series 2005, 5.000%, 10/01/24 - MBIA Insured

       2,125 Florida Housing Finance Corporation, Homeowner Mortgage       1/10 at 100.00       AAA    2,185,116
              Revenue Bonds, Series 2000-4, 6.250%, 7/01/22 (Alternative
              Minimum Tax) - FSA Insured

       3,930 Florida Housing Finance Corporation, Housing Revenue Bonds,   8/10 at 100.00       AAA    4,152,124
              Sundance Pointe Apartments, Series 2000N-1, 6.050%,
              2/01/41 (Alternative Minimum Tax) - FSA Insured

----
50

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Florida (continued)

    $  2,335 Florida Municipal Loan Council, Revenue Bonds, Series         2/15 at 100.00       AAA $  2,474,470
              2005A, 5.000%, 2/01/25 - MBIA Insured

       1,410 Lake County School Board, Florida, Certificates of            7/14 at 100.00       AAA    1,491,202
              Participation, Series 2004A, 5.000%, 7/01/23 - AMBAC
              Insured

       2,000 Lee County, Florida, Transportation Facilities Revenue       10/14 at 100.00       AAA    2,149,960
              Bonds, Series 2004B, 5.000%, 10/01/21 - AMBAC Insured

       5,980 Miami-Dade County Housing Finance Authority, Florida,         1/11 at 102.00       AAA    6,275,711
              Multifamily Housing Revenue Bonds, Sunset Bay Apartments,
              Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax)
              - FSA Insured

             Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
             International Airport, Series 2002:
       3,500  5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured   10/12 at 100.00       AAA    3,701,285
       6,350  5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured   10/12 at 100.00       AAA    6,727,444

             Palm Beach County Housing Finance Authority, Florida,
             Multifamily Housing Revenue Bonds, Pinnacle Palms
             Apartments, Series 2001A:
         970  5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured      7/11 at 100.00       AAA    1,022,632
       2,505  5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured      7/11 at 100.00       AAA    2,632,680

       4,030 Reedy Creek Improvement District, Florida, Utility Revenue   10/13 at 100.00       AAA    4,466,046
              Bonds, Series 2003-1, 5.250%, 10/01/16 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Georgia - 2.6%

       4,955 Cobb County Development Authority, Georgia, University        7/14 at 100.00       Aaa    5,384,995
              Facilities Revenue Bonds, Kennesaw State University,
              Series 2004C, 5.250%, 7/15/24 - MBIA Insured

       1,085 Columbus, Georgia, Water and Sewerage Revenue Bonds, Series   5/14 at 100.00       AAA    1,152,454
              2005, 5.000%, 5/01/25 - MBIA Insured

             Fulton County Development Authority, Georgia, Revenue
             Bonds, Georgia Tech Molecular Science Building, Series 2004:
       1,250  5.250%, 5/01/21 - MBIA Insured                               5/14 at 100.00       AAA    1,364,313
       2,490  5.250%, 5/01/23 - MBIA Insured                               5/14 at 100.00       AAA    2,707,327

             Marietta Development Authority, Georgia, First Mortgage
             Revenue Bonds, Life College Inc., Series 1995A:
       3,020  5.950%, 9/01/19 - FSA Insured                                9/05 at 102.00       AAA    3,109,905
       6,180  6.250%, 9/01/25 - FSA Insured                                9/05 at 102.00       AAA    6,366,512

       2,250 Oconee County Industrial Development Authority, Georgia,      7/13 at 100.00       Aaa    2,407,838
              Revenue Bonds, University of Georgia Office of Information
              and Instructional Technology, Series 2003, 5.250%, 7/01/23
              - XLCA Insured

       1,000 Richmond County Development Authority, Georgia, Revenue       7/15 at 100.00       Aaa    1,047,880
              Bonds, Augusta State University, Jaguar Student Center
              Project, Series 2005A, 5.000%, 7/01/29 - XLCA Insured
----------------------------------------------------------------------------------------------------------------
             Hawaii - 0.8%

       3,065 Hawaii, General Obligation Bonds, Series 2004DE, 5.000%,     10/14 at 100.00       AAA    3,262,171
              10/01/24 - MBIA Insured

       3,300 Hawaii, General Obligation Bonds, ROL-SER II-R-153,           2/12 at 100.00       AAA    4,281,486
              10.295%, 2/01/21 (IF) - FSA Insured
----------------------------------------------------------------------------------------------------------------
             Illinois - 8.3%

      13,350 Chicago, Illinois, General Obligation Refunding Bonds,        1/06 at 102.00       AAA   13,769,457
              Series 1996B, 5.125%, 1/01/25 - FGIC Insured

       9,000 Chicago, Illinois, General Airport Second Lien Revenue        1/10 at 101.00       AAA    9,618,570
              Refunding Bonds, O'Hare International Airport, Series
              1999, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC
              Insured

       3,000 Chicago, Illinois, General Airport Third Lien Revenue         1/12 at 100.00       AAA    3,285,300
              Refunding Bonds, O'Hare International Airport, Series
              2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA
              Insured

       2,930 Cicero, Cook County, Illinois, General Obligation Corporate   6/05 at 102.00       AAA    2,997,185
              Purpose Bonds, Series 1994A, 6.400%, 12/01/14 - MBIA
              Insured

       2,500 Cook County Community College District 508, Chicago,            No Opt. Call       AAA    2,733,225
              Illinois, Certificates of Participation, Series 1990,
              8.750%, 1/01/07 - FGIC Insured

       6,500 Illinois Development Finance Authority, Revenue Bonds,       11/10 at 101.00       AAA    7,269,600
              Adventist Health System - Sunbelt Obligated Group, Series
              1997A, 5.875%, 11/15/20 - MBIA Insured

       1,945 Illinois Development Finance Authority, Local Government      1/12 at 100.00       AAA    2,089,572
              Program Revenue Bonds, O'Fallon Project, Series 2002,
              5.250%, 1/01/24 - FGIC Insured

----
51

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Illinois (continued)

             Illinois Finance Authority, Revenue Bonds, Loyola
             University of Chicago, Series 2004A:
    $  1,375  5.000%, 7/01/23 - XLCA Insured                               7/14 at 100.00       Aaa $  1,448,838
       1,500  5.000%, 7/01/24 - XLCA Insured                               7/14 at 100.00       Aaa    1,575,330

       2,705 Illinois, General Obligation Bonds, Illinois FIRST Program,  12/10 at 100.00       AAA    2,949,424
              Series 2000, 5.400%, 12/01/20 - MBIA Insured

      12,860 Illinois, General Obligation Bonds, Illinois FIRST Program,     No Opt. Call       AAA   14,728,815
              Series 2002, 5.500%, 8/01/15 - MBIA Insured

       1,330 Kane County School District 129, Aurora West, Illinois,       2/13 at 100.00       AAA    1,519,099
              General Obligation Bonds, Series 2003, 6.000%, 2/01/23 -
              FGIC Insured

       4,645 Monmouth, Warren County, Illinois, General Obligation Sewer   12/09 at 26.77       Aaa    1,068,722
              Bonds, Series 1999B, 0.000%, 12/01/29 (Pre-refunded to
              12/01/09) - FGIC Insured

       8,000 University of Illinois, Certificates of Participation,        8/11 at 100.00       AAA    8,771,680
              Utility Infrastructure Projects, Series 2001A, 5.000%,
              8/15/21 (Pre-refunded to 8/15/11) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Indiana - 5.8%

       1,530 Ball State University, Indiana, Student Fee Revenue Bonds,    7/14 at 100.00       AAA    1,623,483
              Series 2004M, 5.000%, 7/01/24 - AMBAC Insured

             Boone County Hospital Association, Indiana, Lease Revenue
             Bonds, Series 2001:
       3,190  5.500%, 1/15/21 - FGIC Insured                               7/11 at 100.00       AAA    3,479,971
       8,605  5.500%, 1/15/26 - FGIC Insured                               7/11 at 100.00       AAA    9,382,204

       1,820 Hamilton County Public Building Corporation, Indiana, First   8/14 at 100.00       AAA    1,944,124
              Mortgage Bonds, Series 2004, 5.000%, 8/01/20 - FSA Insured

       4,000 Huntington Countywide School Building Corporation II,         7/12 at 100.00       AAA    4,233,760
              Indiana, First Mortgage Bonds, Series 2002, 5.125%,
              7/15/22 - MBIA Insured

             Indiana Housing Finance Authority, Single Family Mortgage
             Revenue Bonds, Series 1997B-2:
         450  6.000%, 7/01/16 (Alternative Minimum Tax)                    1/07 at 101.50       Aaa      465,107
       2,605  6.125%, 1/01/27 (Alternative Minimum Tax)                    1/07 at 101.50       Aaa    2,696,357

       1,375 Indiana University, Student Fee Revenue Bonds, Series         8/13 at 100.00       AAA    1,478,593
              2003O, 5.000%, 8/01/21 - FGIC Insured

      18,000 Indianapolis Local Public Improvement Bond Bank, Indiana,     7/12 at 100.00       AAA   18,955,980
              Waterworks Project, Series 2002A, 5.125%, 7/01/27 - MBIA
              Insured

       3,000 Ivy Tech State College, Indiana, Student Fee Revenue Bonds,   7/10 at 100.00       AAA    3,391,050
              Series 2000F, 5.875%, 7/01/17 (Pre-refunded to 7/01/10) -
              FSA Insured

       3,000 Portage Township Multi-School Building Corporation, Porter    7/12 at 100.00       AAA    3,221,100
              County, Indiana, First Mortgage Bonds, Series 2002,
              5.125%, 7/15/22 - FGIC Insured

       1,005 St. Joseph County, Indiana, Economic Development Revenue      4/12 at 100.00       AAA    1,088,435
              Bonds, St. Mary's College, Series 2002, 5.375%, 4/01/22 -
              MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Kansas - 0.5%

       1,055 Butler County Unified School District 394, Kansas, General    9/14 at 100.00       AAA    1,138,619
              Obligation Bonds, Series 2004, 5.000%, 9/01/20 - FSA
              Insured

       3,065 Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2,     9/14 at 101.00       AAA    3,272,194
              5.000%, 9/01/26 - FSA Insured
----------------------------------------------------------------------------------------------------------------
             Louisiana - 0.6%

       3,020 Lafayette City and Parish, Louisiana, Utilities Revenue      11/14 at 100.00       AAA    3,302,823
              Bonds, Series 2004, 5.250%, 11/01/22 - MBIA Insured

       1,640 Louisiana Public Facilities Authority, Revenue Bonds, Baton   7/14 at 100.00       AAA    1,765,985
              Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
              MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Maine - 0.8%

             Maine Health and Higher Educational Facilities Authority,
             Revenue Bonds, Series 1995A:
       6,570  5.875%, 7/01/25 (Pre-refunded to 7/01/05) - FSA Insured      7/05 at 102.00       AAA    6,738,586
         180  5.875%, 7/01/25 - FSA Insured                                7/05 at 102.00       AAA      184,428

----
52

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.2%

             Massachusetts Housing Finance Agency, Single Family Housing
             Revenue Bonds, Series 79:
    $    305  5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured    12/09 at 100.00       AAA $    319,274
         360  5.950%, 12/01/27 (Alternative Minimum Tax) (Pre-refunded     6/05 at 100.00       AAA      376,837
              to 6/01/05) - FSA Insured

       9,355 Massachusetts Housing Finance Agency, Rental Housing          1/11 at 100.00       AAA    9,790,849
              Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30
              (Alternative Minimum Tax) - AMBAC Insured

       8,000 Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00       AAA    8,698,720
              Bonds, Series 2004, 5.250%, 1/01/23 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             Michigan - 6.5%

      12,130 Bay City, Bay County, Michigan, Unlimited Tax General           No Opt. Call       AAA    5,826,403
              Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 -
              AMBAC Insured

             Detroit, Michigan, General Obligation Bonds, Series 2003A:
       2,705  5.250%, 4/01/14 - XLCA Insured                               4/13 at 100.00       AAA    2,976,907
       2,995  5.250%, 4/01/16 - XLCA Insured                               4/13 at 100.00       AAA    3,253,319

             Michigan State Hospital Finance Authority, Hospital Revenue
             Bonds, Ascension Health Credit Group, Series 1999A:
      13,500  5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured  11/09 at 101.00       AAA   15,089,220
      13,675  6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured  11/09 at 101.00       AAA   15,500,339

       7,280 Michigan Housing Development Authority, Rental Housing        4/07 at 102.00       AAA    7,576,078
              Revenue Bonds, Series 1997A, 6.100%, 10/01/33 (Alternative
              Minimum Tax) - AMBAC Insured

       5,455 Wayne County, Michigan, Airport Revenue Bonds, Detroit       12/12 at 100.00       AAA    5,931,876
              Metropolitan Airport, Series 2002D, 5.500%, 12/01/16
              (Alternative Minimum Tax) - FGIC Insured

       1,725 Zeeland Public Schools, Ottawa and Allegan Counties,          5/15 at 100.00       AAA    1,845,233
              Michigan, General Obligation Bonds, Series 2005, 5.000%,
              5/01/23 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             Minnesota - 1.5%

       2,150 Minneapolis-St. Paul Metropolitan Airports Commission,        1/11 at 100.00       AAA    2,353,390
              Minnesota, Subordinate Lien Airport Revenue Bonds, Series
              2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC
              Insured

       9,675 St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud     5/10 at 101.00       Aaa   10,709,064
              Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 -
              FSA Insured
----------------------------------------------------------------------------------------------------------------
             Mississippi - 1.0%

       7,450 Walnut Grove Correctional Authority, Mississippi,            11/09 at 102.00       AAA    8,499,332
              Certificates of Participation, Department of Corrections,
              Series 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09) -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Missouri - 1.4%

       7,600 Missouri-Illinois Metropolitan District Bi-State             10/13 at 100.00       AAA    8,142,564
              Development Agency, Mass Transit Sales Tax Appropriation
              Bonds, Metrolink Cross County Extension Project, Series
              2002B, 5.000%, 10/01/23 - FSA Insured

       4,000 St. Louis Municipal Finance Corporation, Missouri,            2/06 at 102.00       AAA    4,179,640
              Leasehold Revenue Bonds, City Justice Center, Series
              1996A, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC
              Insured
----------------------------------------------------------------------------------------------------------------
             Montana - 0.1%

       1,000 Montana State University, General Revenue Bonds, Series      11/14 at 100.00       AAA    1,077,440
              2004I, 5.000%, 11/15/21 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Nevada - 1.2%

       2,000 Clark County, Nevada, Subordinate Lien Airport Revenue        7/14 at 100.00       AAA    2,121,060
              Bonds, Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured

       2,000 Clark County, Nevada, Industrial Development Revenue         10/05 at 100.00       AAA    2,062,000
              Refunding Bonds, Nevada Power Company, Series 1992C,
              7.200%, 10/01/22 - AMBAC Insured

       3,625 Clark County, Nevada, Industrial Development Revenue Bonds,  12/09 at 102.00       AAA    4,066,453
              Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38
              (Alternative Minimum Tax) - AMBAC Insured

       2,100 Henderson Redevelopment Agency, Nevada, Senior Lien Tax      10/12 at 101.00       AAA    2,302,860
              Allocation Bonds, Series 2002A, 5.250%, 10/01/25 - AMBAC
              Insured

----
53

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             New Jersey - 2.0%

             New Jersey Economic Development Authority, Revenue Bonds,
             Motor Vehicle Surcharge, Series 2004A:
    $  1,775  5.000%, 7/01/22 - MBIA Insured                               7/14 at 100.00       AAA $  1,899,516
       1,775  5.000%, 7/01/23 - MBIA Insured                               7/14 at 100.00       AAA    1,893,907

             New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
       6,500  5.000%, 1/01/19 - FGIC Insured                               7/13 at 100.00       AAA    6,996,860
       4,000  5.000%, 1/01/23 - FSA Insured                                7/13 at 100.00       AAA    4,277,720

       2,140 Rutgers State University, New Jersey, Revenue Bonds, Series   5/14 at 100.00       AAA    2,304,694
              2004E, 5.000%, 5/01/20 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             New Mexico - 0.4%

             Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A:
       1,000  5.000%, 6/01/21 - AMBAC Insured                              6/13 at 100.00       Aaa    1,076,080
       1,050  5.000%, 6/01/22 - AMBAC Insured                              6/13 at 100.00       Aaa    1,127,921
       1,100  5.000%, 6/01/23 - AMBAC Insured                              6/13 at 100.00       Aaa    1,177,539
----------------------------------------------------------------------------------------------------------------
             New York - 3.3%

         135 New York City, New York, General Obligation Bonds, Series       No Opt. Call       AAA      135,032
              1991B, 7.000%, 2/01/18 - AMBAC Insured

       5,000 New York City, New York, General Obligation Bonds, Fiscal     4/15 at 100.00       AAA    5,290,450
              Series 2005M, 5.000%, 4/01/26 - FGIC Insured

       1,250 New York City Municipal Water Finance Authority, New York,    6/15 at 100.00       AAA    1,328,037
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2005C, 5.000%, 6/15/25 - MBIA Insured

       1,515 Dormitory Authority of the State of New York, Revenue         2/15 at 100.00       AAA    1,610,778
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005D, 5.000%, 8/15/24 - FGIC Insured

       1,880 Dormitory Authority of the State of New York, FHA-Insured     2/15 at 100.00       AAA    2,006,223
              Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
              5.000%, 8/01/23 - FGIC Insured

       6,060 New York State Urban Development Corporation, Service         1/09 at 101.00       AAA    6,734,599
              Contract Revenue Bonds, Correctional Facilities, Series
              1999C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC
              Insured

             New York State Urban Development Corporation, State
             Personal Income Tax Revenue Bonds, Series 2004A-1:
       2,655  5.000%, 3/15/24 - FGIC Insured                               3/14 at 100.00       AAA    2,815,973
       1,515  5.000%, 3/15/25 - FGIC Insured                               3/14 at 100.00       AAA    1,605,703
       1,000  5.000%, 3/15/26 - FGIC Insured                               3/14 at 100.00       AAA    1,056,830

             New York City Sales Tax Asset Receivable Corporation, New
             York, Dedicated Revenue Bonds, Local Government Assistance
             Corporation, Series 2004A:
       4,825  5.000%, 10/15/24 - MBIA Insured                             10/14 at 100.00       AAA    5,160,675
       1,665  5.000%, 10/15/25 - MBIA Insured                             10/14 at 100.00       AAA    1,779,485
----------------------------------------------------------------------------------------------------------------
             North Carolina - 0.3%

       2,400 Mooresville, North Carolina, Enterprise System Revenue        5/14 at 100.00       AAA    2,539,224
              Bonds, Series 2004, 5.000%, 5/01/25 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             North Dakota - 0.6%

       5,000 Fargo, North Dakota, Health System Revenue Bonds, MeritCare   6/12 at 100.00       AAA    5,227,800
              Obligated Group, Series 2002A, 5.125%, 6/01/27 - AMBAC
              Insured
----------------------------------------------------------------------------------------------------------------
             Ohio - 1.1%

       1,000 Cleveland Municipal School District, Cuyahoga County, Ohio,   6/14 at 100.00       AAA    1,088,230
              General Obligation Bonds, Series 2004, 5.250%, 12/01/23 -
              FSA Insured

       2,500 Columbus, Ohio, Tax Increment Financing Bonds, Easton         6/14 at 100.00       AAA    2,650,100
              Project, Series 2004A, 5.000%, 12/01/23 - AMBAC Insured

             Ohio Higher Educational Facilities Commission, Revenue
             Bonds, University of Dayton, Series 2004:
       1,380  5.000%, 12/01/23 - AMBAC Insured                            12/14 at 100.00       AAA    1,471,066
       1,500  5.000%, 12/01/27 - AMBAC Insured                            12/14 at 100.00       AAA    1,586,940

       2,900 Ross Local School District, Butler County, Ohio, General     12/13 at 100.00       Aaa    3,051,844
              Obligation Bonds, Series 2003, 5.000%, 12/01/28 - FSA
              Insured

----
54

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.8%

    $  5,000 Oklahoma State Industries Authority, Health System Revenue    8/05 at 102.00       AAA $  5,140,800
              Bonds, Baptist Medical Center, Series 1995C, 6.250%,
              8/15/12 - AMBAC Insured

             Oklahoma State Industries Authority, Health System Revenue
             Bonds, Integris Baptist Medical Center, Series 1999A:
       2,110  5.750%, 8/15/29 (Pre-refunded to 8/15/09) - MBIA Insured     8/09 at 101.00       AAA    2,358,811
       2,890  5.750%, 8/15/29 - MBIA Insured                               8/09 at 101.00       AAA    3,153,770

       2,000 Sapulpa Municipal Authority, Oklahoma, Capital Improvement    7/10 at 101.00       AAA    2,229,660
              Revenue Refunding Bonds, Series 2000, 5.625%, 7/01/20
              (Pre-refunded to 7/01/10) - FSA Insured

       2,000 Tulsa Airports Improvement Trust, Oklahoma, General Airport   6/10 at 100.00       AAA    2,200,320
              Revenue Bonds, Tulsa International Airport, Series 1999A,
              6.000%, 6/01/21 - FGIC Insured

       1,000 Tulsa Airports Improvement Trust, Oklahoma, General Airport   6/10 at 100.00       AAA    1,105,890
              Revenue Bonds, Tulsa International Airport, Series 1999B,
              6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             Oregon - 0.4%

       1,000 Clackamas County School District 86, Oregon, General          6/15 at 100.00       AAA    1,068,380
              Obligation Bonds, Series 2005, 5.000%, 6/15/25 - FSA
              Insured

       2,500 Oregon State Department of Transportation, Highway User Tax  11/14 at 100.00       AA+    2,695,650
              Revenue Bonds, Series 2004A, 5.000%, 11/15/21
----------------------------------------------------------------------------------------------------------------
             Pennsylvania - 2.6%

       4,980 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          9/14 at 100.00       AAA    5,254,149
              General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 -
              FSA Insured

             Pittsburgh, Pennsylvania, General Obligation Bonds, Series
             2005A:
       4,440  5.000%, 9/01/15 (WI, settling 5/10/05) - MBIA Insured          No Opt. Call       AAA    4,854,829
       2,430  5.000%, 9/01/16 (WI, settling 5/10/05) - MBIA Insured        9/15 at 100.00       AAA    2,642,576
       1,500  5.000%, 9/01/17 (WI, settling 5/10/05) - MBIA Insured        9/15 at 100.00       AAA    1,623,270
       2,680  5.000%, 9/01/18 (WI, settling 5/10/05) - MBIA Insured        9/15 at 100.00       AAA    2,883,787

       5,200 Radnor Township School District, Delaware County,             5/15 at 100.00       Aaa    5,503,420
              Pennsylvania, General Obligation Bonds, Series 2005A,
              5.000%, 11/15/28 (WI, settling 5/12/05) - FSA Insured
----------------------------------------------------------------------------------------------------------------
             Puerto Rico - 1.2%

       1,250 Puerto Rico Highway and Transportation Authority, Highway     7/13 at 100.00       AAA    1,383,638
              Revenue Bonds, Series 2003G, 5.250%, 7/01/18 - FGIC Insured

       2,500 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA    2,714,725
              Series 2005RR, 5.000%, 7/01/22 - FGIC Insured

       4,325 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call       AAA    6,332,492
              2001, 9.603%, 7/01/19 (IF) - FSA Insured
----------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.1%

       1,000 Providence Housing Development Corporation, Rhode Island,     7/05 at 101.00       AAA    1,021,540
              FHA-Insured Mortgage Revenue Refunding Bonds, Barbara
              Jordan Apartments, Series 1994A, 6.650%, 7/01/15 - MBIA
              Insured
----------------------------------------------------------------------------------------------------------------
             South Carolina - 2.4%

             Columbia, South Carolina, Certificates of Participation,
             Tourism Development Fee Pledge, Series 2003:
       1,985  5.250%, 6/01/16 - AMBAC Insured                              6/13 at 100.00       AAA    2,183,758
       2,095  5.250%, 6/01/17 - AMBAC Insured                              6/13 at 100.00       AAA    2,298,655

       3,375 Georgetown County School District, South Carolina, General    3/11 at 100.00       AAA    3,735,923
              Obligation Bonds, Series 2000, 5.250%, 3/01/20
              (Pre-refunded to 3/01/11) - FSA Insured

       2,105 Medical University Hospital Authority, South Carolina,        8/14 at 100.00       AAA    2,276,873
              FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%,
              8/15/23 - MBIA Insured

      10,350 Spartanburg County Health Service District, South Carolina,   4/12 at 100.00       AAA   10,932,084
              Hospital Revenue Refunding Bonds, Series 2002, 5.250%,
              4/15/32 - FSA Insured
----------------------------------------------------------------------------------------------------------------
             Tennessee - 3.0%

       2,000 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00       AAA    2,202,380
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
              Minimum Tax) - AMBAC Insured

----
55

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tennessee (continued)

             Memphis Health, Educational and Housing Facilities Board,
             Tennessee, Multifamily Housing Revenue Bonds, Hickory
             Pointe Apartments, Series 2000A:
    $  1,190  5.850%, 7/01/20 - MBIA Insured                               7/10 at 102.00       Aaa $  1,241,503
       5,155  5.950%, 7/01/31 - MBIA Insured                               7/10 at 102.00       Aaa    5,524,098

      16,000 Metropolitan Government of Nashville-Davidson County Health  11/09 at 101.00       AAA   18,091,520
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Ascension Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre- refunded to 11/15/09) - AMBAC
              Insured
----------------------------------------------------------------------------------------------------------------
             Texas - 7.7%

             Dallas-Ft. Worth International Airport, Texas, Joint
             Revenue Refunding and Improvement Bonds, Series 2001A:
       8,000  5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured   11/11 at 100.00       AAA    8,592,720
       3,855  5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured   11/11 at 100.00       AAA    4,078,127

             DeSoto, Dallas County, Texas, General Obligation Bonds,
             Series 2001:
         275  5.500%, 2/15/21 (Pre-refunded to 2/15/11) - FGIC Insured     2/11 at 100.00       AAA      306,735
       2,330  5.500%, 2/15/21 - FGIC Insured                               2/11 at 100.00       AAA    2,542,985

             Harris County-Houston Sports Authority, Texas, Senior Lien
             Revenue Bonds, Series 2001G:
       5,000  5.250%, 11/15/21 - MBIA Insured                             11/11 at 100.00       AAA    5,315,250
       6,500  5.250%, 11/15/22 - MBIA Insured                             11/11 at 100.00       AAA    6,894,485
       6,800  5.250%, 11/15/30 - MBIA Insured                             11/11 at 100.00       AAA    7,168,900
       2,500  5.375%, 11/15/41 - MBIA Insured                             11/11 at 100.00       AAA    2,637,975

         445 Harris County Hospital District, Texas, Revenue Refunding       No Opt. Call       AAA      496,402
              Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured

       5,010 Houston, Texas, General Obligation Refunding Bonds, Series    3/12 at 100.00       AAA    5,247,975
              2002, 5.000%, 3/01/25 - MBIA Insured

       1,190 Mansfield, Texas, General Obligation Bonds, Series 2004A,     2/14 at 100.00       AAA    1,280,190
              5.250%, 2/15/25 - AMBAC Insured

       2,280 North Texas Municipal Water District, Regional Wastewater    12/11 at 100.00       AAA    2,443,567
              System Revenue Bonds, Series 2001, 5.125%, 6/01/20 - FGIC
              Insured

      20,000 Texas Turnpike Authority, First Tier Revenue Bonds, Central     No Opt. Call       AAA   11,572,400
              Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 -
              AMBAC Insured

             Waco, Texas, Combined Tax and Revenue Certificates of
             Obligation, Series 2004:
       1,490  5.000%, 2/01/22 - MBIA Insured                               2/14 at 100.00       AAA    1,574,125
       1,500  5.000%, 2/01/23 - MBIA Insured                               2/14 at 100.00       AAA    1,582,335
       1,580  5.000%, 2/01/24 - MBIA Insured                               2/14 at 100.00       AAA    1,660,943

       4,070 Williamson County, Texas, General Obligation Bonds,           2/11 at 100.00       AAA    5,172,807
              DRIVERS, Series 188, 9.923%, 2/15/21 (IF) - FSA Insured
----------------------------------------------------------------------------------------------------------------
             Utah - 0.6%

       5,000 Emery County, Utah, Pollution Control Revenue Refunding       5/05 at 101.00       AAA    5,060,600
              Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23
              - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Vermont - 0.1%

         695 Vermont Housing Finance Agency, Single Family Housing        11/09 at 100.00       AAA      703,966
              Bonds, Series 2000-12A, 6.300%, 11/01/31 - FSA Insured
----------------------------------------------------------------------------------------------------------------
             Virginia - 0.9%

       5,755 Alexandria Industrial Development Authority, Virginia,       10/10 at 101.00       AAA    6,491,410
              Fixed Rate Revenue Bonds, Institute for Defense Analyses,
              Series 2000A, 5.900%, 10/01/20 - AMBAC Insured

       1,080 Metropolitan Washington D.C. Airports Authority, Airport     10/14 at 100.00       AAA    1,152,079
              System Revenue Bonds, Series 2004A, 5.000%, 10/01/21 -
              MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Washington - 9.8%

       3,000 Chelan County Public Utility District 1, Washington, Hydro    7/11 at 101.00       AAA    3,216,810
              Consolidated System Revenue Bonds, Series 2001A, 5.600%,
              1/01/36 (Alternative Minimum Tax) - MBIA Insured

       5,040 Chelan County Public Utility District 1, Washington, Hydro    7/12 at 100.00       AAA    5,326,927
              Consolidated System Revenue Bonds, Series 2002A, 5.450%,
              7/01/37 (Alternative Minimum Tax) - AMBAC Insured

----
56

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Washington (continued)

             Cowlitz County Public Utilities District 1, Washington,
             Electric Production Revenue Bonds, Series 2004:
    $  1,395  5.000%, 9/01/21 - FGIC Insured                               9/14 at 100.00       AAA $  1,484,615
       1,535  5.000%, 9/01/23 - FGIC Insured                               9/14 at 100.00       AAA    1,625,565
       1,000  5.000%, 9/01/24 - FGIC Insured                               9/14 at 100.00       AAA    1,055,520

             Douglas County Public Utility District 1, Washington,
             Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
       2,975  6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured     9/10 at 100.00       AAA    3,342,621
       1,135  6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured     9/10 at 100.00       AAA    1,275,059

       3,300 Energy Northwest, Washington, Electric Revenue Bonds,         7/12 at 100.00       AAA    4,544,496
              Columbia Generating Station, Nuclear Project 2, Series
              2002, ROL-SER-II-152, 11.063%, 7/01/18 (IF) - MBIA Insured

             Energy Northwest, Washington, Wind Project Revenue Bonds,
             Series 2003:
       1,720  5.000%, 7/01/19 - AMBAC Insured                              7/12 at 100.00       AAA    1,814,153
       1,435  5.000%, 7/01/23 - AMBAC Insured                              7/12 at 100.00       AAA    1,501,311

       6,000 Port of Seattle, Washington, Revenue Bonds, Series 1999A,     9/12 at 100.00       AAA    6,272,340
              5.000%, 9/01/24 - FGIC Insured

       1,785 Port of Seattle, Washington, Subordinate Lien Revenue         9/12 at 100.00       AAA    1,941,652
              Bonds, Series 1999B, 5.500%, 9/01/16 (Alternative Minimum
              Tax) - FGIC Insured

       8,775 Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00       AAA    9,687,425
              Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20
              (Alternative Minimum Tax) - MBIA Insured

             Port of Seattle, Washington, Special Facility Revenue
             Bonds, Terminal 18, Series 1999B:
         460  6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to   3/10 at 101.00       AAA      520,338
              3/01/10) - MBIA Insured
       7,475  6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured     3/10 at 101.00       AAA    8,334,102

      11,400 Seattle, Washington, Water System Revenue Refunding Bonds,    3/09 at 100.00       AAA   12,064,050
              Series 1993, 5.250%, 3/01/24 - FGIC Insured

       1,000 Snohomish County Public Utility District 1, Washington,       6/12 at 100.00       AAA    1,100,180
              Water Revenue Refunding Bonds, Series 2002, 5.500%,
              12/01/22 - FGIC Insured

       7,825 Snohomish County School District 16, Washington, Unlimited   12/10 at 100.00       Aaa    8,844,910
              Tax General Obligation Bonds, Arlington School, Series
              2000, 5.750%, 12/01/19 (Pre-refunded to 12/01/10) - FGIC
              Insured

       2,000 Thurston and Pierce Counties School District, Washington,     6/13 at 100.00       Aaa    2,195,880
              General Obligation Bonds, Yelm Community Schools, Series
              2003, 5.250%, 12/01/18 - FSA Insured

       8,000 Washington, General Obligation Bonds, Series 2000S-5,           No Opt. Call       AAA    4,063,840
              0.000%, 1/01/20 - FGIC Insured

       2,050 Washington State Higher Education Facilities Authority,      10/12 at 100.00       AAA    2,157,665
              Revenue Bonds, Gonzaga University, Series 2002, 5.050%,
              4/01/22 - MBIA Insured

       5,000 Washington Public Power Supply System, Revenue Refunding        No Opt. Call       AAA    5,023,550
              Bonds, Nuclear Project 2, Series 1993B, 5.400%, 7/01/05 -
              FSA Insured
----------------------------------------------------------------------------------------------------------------
             Wisconsin - 1.3%

       3,365 Evansville Community School District, Dane, Green and Rock    4/11 at 100.00       AAA    3,772,702
              Counties, Wisconsin, General Obligation Refunding Bonds,
              Series 2001, 5.500%, 4/01/19 (Pre-refunded to 4/01/11) -
              FGIC Insured

       2,000 Superior, Wisconsin, Limited Obligation Revenue Refunding       No Opt. Call       AAA    2,640,600
              Bonds, Midwest Energy Resources Company, Series 1991E,
              6.900%, 8/01/21 - FGIC Insured

       5,000 Wisconsin, General Obligation Bonds, Series 2002G, 5.000%,    5/13 at 100.00       AAA    5,384,000
              5/01/18 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
    $857,700 Total Long-Term Investments (cost $835,333,843) - 100.4%                                893,683,246
----------------------------------------------------------------------------------------------------------------
------------

----
57

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                                Market
Amount (000) Description                                                    Ratings**        Value
--------------------------------------------------------------------------------------------------
             Short-Term Investments - 0.7%

    $  5,000 Clark County School District, Nevada, General Obligation          VMIG-1 $  5,000,000
              Bonds, Variable Rate Demand Obligations, Series 2001B,
              2.890%, 6/15/21 - FSA Insured +

       1,100 Idaho Health Facilities Authority, Revenue Bonds, St.             VMIG-1    1,100,000
              Luke's Regional Medical Center, Variable Rate Demand
              Obligations, Series 2000, 2.950%, 7/01/30 - FSA Insured +
--------------------------------------------------------------------------------------------------
    $  6,100 Total Short-Term Investments (cost $6,100,000)                              6,100,000
--------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $841,433,843) - 101.1%                            899,783,246
             ------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (1.1)%                                    (9,784,878)
             ------------------------------------------------------------------------------------
             Net Assets - 100%                                                        $889,998,368
             ------------------------------------------------------------------------------------

           Primarily all of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
          (WI)Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
58

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Alabama - 3.2%

  $    7,440 Alabama Public School and College Authority, Capital          2/12 at 100.00        AA $    7,889,748
              Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21

             Alabama 21st Century Authority, Tobacco Settlement Revenue
             Bonds, Series 2001:
       1,050  5.250%, 12/01/06                                               No Opt. Call        A-      1,074,769
       1,340  5.250%, 12/01/07                                               No Opt. Call        A-      1,388,937

             Jefferson County, Alabama, Limited Obligation School
             Warrants, Education Tax Revenue Bonds, Series 2004A:
       4,000  5.000%, 1/01/10                                                No Opt. Call         A      4,279,480
       4,000  5.250%, 1/01/11                                                No Opt. Call         A      4,354,960
      10,000  5.250%, 1/01/12                                                No Opt. Call         A     10,964,200
       7,000  5.250%, 1/01/13                                                No Opt. Call         A      7,698,950
      10,000  5.250%, 1/01/14                                                No Opt. Call         A     11,000,200

       5,000 Jefferson County, Alabama, Sewer Revenue Capital              2/09 at 101.00       AAA      5,533,500
              Improvement Warrants, Series 1999A, 5.750%, 2/01/38
              (Pre-refunded to 2/01/09) - FGIC Insured

       9,280 Jefferson County, Alabama, Sewer Revenue Capital              8/12 at 100.00       AAA     10,247,254
              Improvement Warrants, Series 2002D, 5.000%, 2/01/42
              (Pre-refunded to 8/01/12) - FGIC Insured

      17,500 Jefferson County, Alabama, Sewer Revenue Capital              8/12 at 100.00       AAA     19,392,450
              Improvement Warrants, Series 2002B, 5.125%, 2/01/42
              (Pre-refunded to 8/01/12) - FGIC Insured
------------------------------------------------------------------------------------------------------------------
             Alaska - 0.3%

             Alaska Student Loan Corporation, Revenue Bonds, Series
             2005A:
       4,000  5.250%, 7/01/13 - FSA Insured                                  No Opt. Call       AAA      4,461,960
       3,000  5.250%, 7/01/14 - FSA Insured                                  No Opt. Call       AAA      3,359,970
------------------------------------------------------------------------------------------------------------------
             Arizona - 1.4%

       9,170 Arizona Health Facilities Authority, Hospital Revenue           No Opt. Call        A-      9,630,426
              Bonds, Catholic Healthcare West, Series 1999A, 6.125%,
              7/01/09

             Arizona Health Facilities Authority, Revenue Bonds, Blood
             Systems Inc., Series 2004:
       2,695  4.000%, 4/01/13                                                No Opt. Call        A-      2,704,028
       1,000  5.000%, 4/01/17                                              4/14 at 100.00        A-      1,043,320

       6,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds,      7/13 at 100.00       Aaa      6,649,320
              Multipurpose Stadium Facility Project, Series 2003A,
              5.375%, 7/01/19 - MBIA Insured

      11,000 Salt River Project Agricultural Improvement and Power        12/13 at 100.00       AAA     12,033,450
              District, Arizona, Electric System Revenue Bonds, Series
              2003, 5.000%, 12/01/14 - MBIA Insured

       3,770 Tucson, Arizona, Junior Lien Street and Highway User          7/13 at 100.00       AAA      4,123,852
              Revenue Bonds, Series 2003A, 5.000%, 7/01/15 - AMBAC
              Insured
------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.3%

             Baxter County, Arkansas, Hospital Revenue Improvement
             Bonds, Baxter County Regional Hospital, Series 1999B:
         500  5.000%, 9/01/09                                                No Opt. Call       BBB        519,145
       2,500  5.625%, 9/01/28                                              9/09 at 100.00       BBB      2,550,800

       4,000 Jefferson County, Arkansas, Pollution Control Revenue         6/05 at 100.00      Baa2      4,004,640
              Refunding Bonds, Entergy Arkansas Inc., Series 1997,
              5.600%, 10/01/17
------------------------------------------------------------------------------------------------------------------
             California - 11.0%

       1,955 Adelanto Public Financing Authority, California, Lease          No Opt. Call        A-      2,126,845
              Revenue Refunding Bonds, Community Correctional Facility,
              Series 2001A, 5.250%, 4/01/10

       3,845 California Health Facilities Financing Authority, Insured     7/05 at 101.00       AAA      3,928,552
              Health Facility Revenue Refunding Bonds, Catholic
              Healthcare West, Series 1994A, 5.000%, 7/01/14 - AMBAC
              Insured

      18,000 California, Various Purpose General Obligation Bonds,           No Opt. Call       AAA     20,833,920
              Series 1992, 6.250%, 9/01/12 - MBIA Insured

      10,870 California, General Obligation Bonds, Series 2003, 5.250%,    2/13 at 100.00       AAA     12,060,482
              2/01/14 - MBIA Insured

             California, General Obligation Bonds, Series 2004:
      15,000  5.000%, 4/01/11                                                No Opt. Call         A     16,331,700
      17,000  5.250%, 12/01/12                                               No Opt. Call         A     18,934,770

----
59

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             California (continued)

             California Department of Water Resources, Power Supply
             Revenue Bonds, Series 2002A:
  $    8,000  6.000%, 5/01/15                                              5/12 at 101.00        A2 $    9,217,680
      10,000  5.875%, 5/01/16                                              5/12 at 101.00        A2     11,326,100

             California, Economic Recovery Revenue Bonds, Series 2004A:
      15,000  5.250%, 7/01/12                                                No Opt. Call       AA-     16,737,150
      20,000  5.250%, 7/01/13                                                No Opt. Call       AA-     22,430,200
       7,500  5.250%, 7/01/14                                                No Opt. Call       AA-      8,437,200

             California State Public Works Board, Lease Revenue Bonds,
             Department of Corrections, Series 2003C:
       3,715  5.000%, 6/01/10                                                No Opt. Call        A-      4,005,439
       3,500  5.000%, 6/01/11                                                No Opt. Call        A-      3,798,550
       5,000  5.000%, 6/01/12                                                No Opt. Call        A-      5,448,400
       6,000  5.500%, 6/01/13                                                No Opt. Call        A-      6,763,140
       8,075  5.500%, 6/01/14                                             12/13 at 100.00        A-      9,083,971
       3,940  5.500%, 6/01/17                                             12/13 at 100.00        A-      4,379,507

       2,000 California State Public Works Board, Lease Revenue Bonds,       No Opt. Call        A-      2,167,640
              Department of General Services, Butterfield State, Series
              2005A, 5.000%, 6/01/12

             California Statewide Community Development Authority,
             Revenue Bonds, Daughters of Charity Health System, Series
             2005G:
       2,300  5.250%, 7/01/11                                                No Opt. Call      BBB+      2,472,661
         750  5.250%, 7/01/13                                                No Opt. Call      BBB+        815,580

      14,570 Central California Joint Powers Health Finance Authority,     8/05 at 100.00      Baa2     14,579,908
              Certificates of Participation, Community Hospitals of
              Central California, Series 1993, 5.250%, 2/01/13

       3,695 Contra Costa County Public Financing Authority, California,   8/13 at 100.00        AA      3,981,510
              Tax Allocation Revenue Bonds, Series 2003A, 5.500%,
              8/01/23 - RAAI Insured

             Delano Financing Authority, California, State Correctional
             Facilities Lease Revenue Bonds, Series 2002A:
       1,605  4.875%, 4/01/08                                                No Opt. Call        A-      1,653,375
       2,185  5.750%, 4/01/10                                                No Opt. Call        A-      2,353,332

      10,000 Foothill/Eastern Transportation Corridor Agency,              1/07 at 100.00       AAA     10,531,400
              California, Toll Road Revenue Bonds, Series 1995A,
              6.000%, 1/01/34 (Pre-refunded to 1/01/07)

      15,000 Golden State Tobacco Securitization Corporation,              6/06 at 100.00        A-     15,420,000
              California, Enhanced Tobacco Settlement Asset- Backed
              Bonds, Series 2003B, 5.375%, 6/01/17

       5,000 Long Beach Financing Authority, California, Revenue Bonds,      No Opt. Call       AAA      5,909,850
              Series 1992, 6.000%, 11/01/17 - AMBAC Insured

       2,500 Los Angeles Department of Water and Power, California,        7/06 at 100.00       AA-      2,544,575
              Power System Revenue Bonds, Series 2001A-3, 5.375%, 7/01/21

       5,000 Los Angeles Unified School District, California, General      7/13 at 100.00       AAA      5,534,550
              Obligation Bonds, Series 2003A, 5.250%, 7/01/19 - FSA
              Insured

       6,000 Oakland State Building Authority, California, Lease Revenue   4/08 at 101.00       AAA      6,315,660
              Bonds, Elihu M. Harris State Office Building, Series
              1998A, 5.000%, 4/01/23 - AMBAC Insured

       3,000 Port of Oakland, California, Revenue Refunding Bonds,        11/07 at 102.00       AAA      3,247,560
              Series 1997I, 5.600%, 11/01/19 - MBIA Insured

       4,000 San Diego County, California, Certificates of                 9/09 at 101.00      Baa3      4,208,040
              Participation, Burnham Institute, Series 1999,
              6.250%, 9/01/29

       4,635 South Orange County Public Financing Authority, California,     No Opt. Call       AAA      5,544,387
              Special Tax Revenue Bonds, Foothill Area, Series 1994C,
              8.000%, 8/15/09 - FGIC Insured

       5,740 Torrance Redevelopment Agency, California, Senior Lien Tax    9/09 at 102.00       AAA      6,338,854
              Allocation Bonds, Industrial Redevelopment Project, Series
              1999C, 5.450%, 9/01/18 - MBIA Insured

       8,780 University of California, Revenue Bonds, Multi-Purpose        9/11 at 101.00       AAA      9,465,630
              Projects, Series 2003Q, 5.000%, 9/01/16 - FSA Insured

       6,100 University of California, General Revenue Bonds, Series       5/13 at 100.00       AAA      6,765,998
              2003B, 5.250%, 5/15/15 - AMBAC Insured

----
60

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             California (continued)

  $    3,220 Vallejo City Unified School District, Solano County,            No Opt. Call       AAA $    3,848,866
              California, General Obligation Refunding Bonds, Series
              2002A, 5.900%, 2/01/18 - MBIA Insured

       1,135 Yuba County Water Agency, California, Yuba River              9/05 at 100.00      Baa3      1,134,943
              Development Revenue Bonds, Pacific Gas and Electric
              Company, Series 1966A, 4.000%, 3/01/16
------------------------------------------------------------------------------------------------------------------
             Colorado - 1.5%

       4,935 Adams and Arapahoe Counties Joint School District 28,           No Opt. Call       AAA      5,457,617
              Aurora, Colorado, General Obligation Bonds, Series 2004,
              5.250%, 12/01/10 - FSA Insured

       2,000 Aurora Centretech Metropolitan District, Arapahoe County,    12/06 at 102.00        AA      2,081,520
              Colorado, General Obligation Refunding Bonds, Series
              1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

       2,000 Colorado Health Facilities Authority, Revenue Bonds,         11/11 at 101.00         A      2,207,900
              PorterCare Adventist Health System, Series 2001, 6.500%,
              11/15/31

       9,915 Denver City and County, Colorado, Airport System Revenue     11/11 at 100.00       AAA     10,758,965
              Refunding Bonds, Series 2001A, 5.500%, 11/15/16
              (Alternative Minimum Tax) - FGIC Insured

       3,000 Denver City and County, Colorado, Airport System Revenue     11/10 at 100.00       AAA      3,332,640
              Refunding Bonds, Series 2000A, 6.000%, 11/15/16
              (Alternative Minimum Tax) - AMBAC Insured

       5,775 Denver Convention Center Hotel Authority, Colorado, Senior   12/13 at 100.00       AAA      6,241,216
              Revenue Bonds, Convention Center Hotel, Series 2003A,
              5.000%, 12/01/15 - XLCA Insured

       8,245 E-470 Public Highway Authority, Colorado, Senior Revenue      9/07 at 101.00       AAA      8,717,356
              Bonds, Series 1997A, 5.250%, 9/01/18 - MBIA Insured

         125 Eagle County Air Terminal Corporation, Colorado, Airport        No Opt. Call       N/R        126,541
              Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Connecticut - 0.1%

       1,500 South Central Connecticut Regional Water Authority, Water       No Opt. Call       AAA      1,671,930
              System Revenue Bonds, Eighteenth Series 2003A, 5.250%,
              8/01/11 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
             District of Columbia - 1.9%

             District of Columbia, Certificates of Participation, Series
             2003:
       3,695  5.500%, 1/01/15 - AMBAC Insured                              1/14 at 100.00       AAA      4,110,429
       1,000  5.500%, 1/01/16 - AMBAC Insured                              1/14 at 100.00       AAA      1,106,250

      11,530 District of Columbia, General Obligation Bonds, Series        6/13 at 100.00       AAA     12,552,365
              2003B, 5.000%, 6/01/15 - AMBAC Insured

       1,900 District of Columbia, General Obligation Refunding Bonds,       No Opt. Call       AAA      2,168,679
              Series 1994A-1, 6.000%, 6/01/11 - MBIA Insured

             District of Columbia Tobacco Settlement Corporation,
             Tobacco Settlement Asset-Backed Bonds, Series 2001:
       7,090  6.000%, 5/15/11                                                No Opt. Call       BBB      7,625,862
       3,000  5.875%, 5/15/14 (DD, settling 5/09/05)                       5/11 at 101.00       BBB      3,177,900
      10,705  6.250%, 5/15/24                                              5/11 at 101.00       BBB     10,939,654
       2,920  6.500%, 5/15/33                                                No Opt. Call       BBB      3,094,207

       6,250 Washington Convention Center Authority, District of          10/08 at 101.00       AAA      6,691,813
              Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series
              1998, 5.250%, 10/01/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------
             Florida - 2.1%

         300 Brevard County Housing Finance Authority, Florida,            2/06 at 101.00       AAA        309,762
              Multifamily Housing Revenue Refunding Bonds, Windover Oaks
              and Windover Health Club Apartments Projects, Series
              1996A, 6.900%, 2/01/27 (Mandatory put 2/01/07)

       5,000 Broward County School Board, Florida, Certificates of         7/13 at 100.00       AAA      5,327,750
              Participation, Series 2003, 5.000%, 7/01/23 - MBIA Insured

         500 Dade County, Florida, Seaport Revenue Refunding Bonds,          No Opt. Call       AAA        574,245
              Series 1995, 6.200%, 10/01/10 - MBIA Insured

          50 Escambia County Housing Finance Authority, Florida,           4/07 at 102.00       Aaa         51,429
              GNMA/FNMA Multi-County Single Family Mortgage Revenue
              Bonds, Series 1997A, 5.500%, 4/01/08 (Alternative Minimum
              Tax)

----
61

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Florida (continued)

  $    3,245 Florida Department of Environmental Protection, Florida       7/13 at 101.00       AAA $    3,529,294
              Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/17 -
              AMBAC Insured

       7,695 Florida State Turnpike Authority, Turnpike Revenue Bonds,     7/13 at 101.00       AAA      8,403,171
              Department of Transportation, Series 2003A, 5.000%,
              7/01/16 - FSA Insured

       1,690 Greater Orlando Aviation Authority, Florida, Airport            No Opt. Call       AAA      1,885,871
              Facilities Revenue Bonds, Series 1997, 5.750%, 10/01/11
              (Alternative Minimum Tax) - FGIC Insured

         200 Halifax Hospital Medical Center, Daytona Beach, Florida,        No Opt. Call         A        206,224
              Healthcare Facilities Revenue Bonds, Halifax Management
              System Inc., Series 1998A, 4.600%, 4/01/08 - ACA Insured

       4,210 JEA, Florida, St. John's River Power Park System Revenue     10/05 at 100.00       Aa2      4,263,888
              Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21

       5,000 Key West Utility Board, Florida, Electric System Revenue        No Opt. Call       AAA      5,835,600
              Refunding Bonds, Series 2000, 6.000%, 10/01/12 - AMBAC
              Insured

         400 Lee County, Florida, Capital Improvement Revenue Refunding      No Opt. Call       AAA        456,784
              Bonds, Series 1997A, 5.750%, 10/01/11 - MBIA Insured

         250 Lee County Hospital Board, Florida, Fixed-Rate Hospital       4/07 at 102.00       AAA        264,982
              Revenue Bonds, Lee Memorial Health System, Series 1997A,
              5.400%, 4/01/09 - MBIA Insured

         165 Leesburg, Florida, Hospital Revenue Refunding Bonds,          7/06 at 102.00         A        171,775
              Leesburg Regional Medical Center Project, Series 1996A,
              5.600%, 7/01/08

       3,675 Leesburg, Florida, Hospital Revenue Refunding Bonds,            No Opt. Call        A-      3,896,970
              Leesburg Regional Medical Center Project, Series 2003,
              5.000%, 7/01/10

         105 Orange County Housing Finance Authority, Florida, Single      9/07 at 102.00       AAA        105,621
              Family Mortgage Revenue Bonds, Series 1997B, 5.400%,
              9/01/09 (Alternative Minimum Tax)

       6,020 Orlando Utilities Commission, Florida, Water and Electric     4/13 at 100.00       Aa1      6,527,185
              Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16

       1,200 Palm Beach County School Board, Florida, Certificates of      8/15 at 100.00       AAA      1,272,996
              Participation, Series 2005A, 5.000%, 8/01/22 (DD, settling
              5/06/05) - FSA Insured

       9,275 Reedy Creek Improvement District, Florida, Utility Revenue      No Opt. Call       Aaa     10,236,261
              Bonds, Series 2004-2, 5.250%, 10/01/10 - MBIA Insured

         515 Sanford Airport Authority, Florida, Industrial Development      No Opt. Call       N/R        511,117
              Revenue Bonds, Central Florida Terminals Inc., Series
              1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

          55 Sanford Airport Authority, Florida, Industrial Development      No Opt. Call       N/R         54,997
              Revenue Bonds, Central Florida Terminals Inc., Series
              1997C, 6.750%, 5/01/05 (Alternative Minimum Tax)

         200 Sarasota County Health Facility Authority, Florida, Health      No Opt. Call       N/R        200,134
              Facilities Revenue Bonds, Sunnyside Properties, Series
              1995, 5.500%, 5/15/05

         665 Sarasota Elderly Housing Corporation, Florida, First          7/05 at 102.00       N/R        645,875
              Mortgage Revenue Bonds, McCown Towers Annex Project,
              Series 1978, 7.500%, 7/01/09
------------------------------------------------------------------------------------------------------------------
             Georgia - 0.7%

       7,330 Fulton County, Georgia, Water and Sewerage Revenue Bonds,       No Opt. Call       AAA      8,606,373
              Series 1992, 6.375%, 1/01/14 - FGIC Insured

       3,240 Fulton-DeKalb Hospital Authority, Georgia, Revenue              No Opt. Call       AAA      3,525,282
              Refunding Certificates, Series 2003, 5.000%, 1/01/11 - FSA
              Insured

       5,440 Municipal Electric Authority of Georgia, Project One            No Opt. Call       AAA      6,083,933
              Subordinated Bonds, Series 1998A, 5.250%, 1/01/14 - MBIA
              Insured
------------------------------------------------------------------------------------------------------------------
             Illinois - 11.2%

      12,880 Chicago Metropolitan Housing Development Corporation,         7/05 at 100.00        AA     12,900,866
              Illinois, FHA-Insured Section 8 Assisted Housing
              Development Revenue Refunding Bonds, Series 1992B, 6.900%,
              7/01/22

      17,500 Chicago Housing Authority, Illinois, Revenue Bonds, Capital   7/12 at 100.00     AA***     18,638,200
              Fund Program, Series 2001, 5.375%, 7/01/19

----
62

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

  $   22,395 Chicago, Illinois, General Airport Second Lien Revenue        7/05 at 101.00       AAA $   22,713,009
              Refunding Bonds, O'Hare International Airport, Series
              1993C, 5.000%, 1/01/18 - MBIA Insured

      61,250 Chicago, Illinois, General Airport Revenue Refunding Bonds,   7/05 at 101.00        A+     61,497,450
              O'Hare International Airport, Series 1993A, 5.000%, 1/01/16

      10,000 Chicago, Illinois, General Airport Second Lien Revenue        1/10 at 101.00       AAA     10,687,300
              Refunding Bonds, O'Hare International Airport, Series
              1999, 5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC
              Insured

       9,100 Chicago Public Building Commission, Illinois, General         3/13 at 100.00       AAA      9,746,464
              Obligation Lease Bonds, Chicago Transit Authority, Series
              2003, 5.250%, 3/01/22 - AMBAC Insured

       3,205 Chicago, Illinois, Wastewater Transmission Revenue Bonds,     1/06 at 102.00       AAA      3,307,752
              Series 1995, 5.000%, 1/01/15 - FGIC Insured

      22,335 Chicago, Illinois, Water Revenue Bonds, Series 1995,         11/06 at 102.00       AAA     23,379,385
              5.000%, 11/01/15 - FGIC Insured

       1,250 Cicero, Cook County, Illinois, General Obligation Tax           No Opt. Call       AAA      1,362,288
              Increment Bonds, Series 2005A, 5.000%, 1/01/14 - XLCA
              Insured

       6,760 Cook County, Illinois, General Obligation Refunding Bonds,   11/12 at 100.00       AAA      7,404,566
              Series 2002D, 5.250%, 11/15/19 - AMBAC Insured

       1,000 Illinois Development Finance Authority, Adjustable Rate         No Opt. Call       BBB      1,044,290
              Solid Waste Disposal Revenue Bonds, Waste Management Inc.
              Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum
              Tax)

             Illinois Finance Authority, Revenue Bonds, Swedish American
             Hospital, Series 2004:
       2,255  5.000%, 11/15/10 - AMBAC Insured                               No Opt. Call       AAA      2,436,234
       2,575  5.000%, 11/15/11 - AMBAC Insured                               No Opt. Call       AAA      2,797,557
       2,705  5.000%, 11/15/12 - AMBAC Insured                               No Opt. Call       AAA      2,946,313
       2,845  5.000%, 11/15/13 - AMBAC Insured                               No Opt. Call       AAA      3,103,554
       1,740  5.000%, 11/15/14 - AMBAC Insured                               No Opt. Call       AAA      1,900,706

             Illinois Health Facilities Authority, Revenue Bonds,
             Rush-Presbyterian St. Luke's Medical Center Obligated
             Group, Series 1993:
       3,000  5.250%, 11/15/20 - MBIA Insured                              5/05 at 101.00       AAA      3,031,740
      34,120  5.500%, 11/15/25 - MBIA Insured                              5/05 at 101.00       AAA     34,505,556

             Illinois Health Facilities Authority, Revenue Bonds,
             Centegra Health System, Series 1998:
         500  5.500%, 9/01/09                                              9/08 at 101.00        A-        532,940
         500  5.500%, 9/01/10                                              9/08 at 101.00        A-        531,090

       1,000 Illinois Health Facilities Authority, Revenue Bonds,         11/08 at 101.00       AAA      1,079,640
              Methodist Medical Center of Illinois, Series 1998, 5.500%,
              11/15/12 - MBIA Insured

             Illinois Health Facilities Authority, Revenue Bonds,
             Victory Health Services, Series 1997A:
         500  5.750%, 8/15/08                                              8/07 at 101.00      Baa2        516,430
       3,245  5.375%, 8/15/16                                              8/07 at 101.00      Baa2      3,169,099

       8,000 Illinois Health Facilities Authority, Revenue Bonds, OSF     11/09 at 101.00         A      8,589,040
              Healthcare System, Series 1999, 6.250%, 11/15/29

       9,025 Illinois Health Facilities Authority, Revenue Bonds,          5/10 at 101.00      Baa2      9,948,258
              Condell Medical Center, Series 2000, 7.000%, 5/15/22

       3,000 Illinois Health Facilities Authority, Revenue Bonds,         10/11 at 100.00         A      3,217,620
              Passavant Memorial Hospital Association, Series 2001,
              6.000%, 10/01/24

             Illinois Health Facilities Authority, Revenue Refunding
             Bonds, University of Chicago Hospitals, Series 2003:
       3,120  5.000%, 8/15/13 - MBIA Insured                                 No Opt. Call       AAA      3,404,482
       7,410  5.000%, 8/15/14 - MBIA Insured                               8/13 at 100.00       AAA      8,028,883

       3,335 Illinois Housing Development Authority, Homeowner Mortgage    2/12 at 100.00        AA      3,471,402
              Revenue Bonds, Series 2002A-2, 5.625%, 8/01/33
              (Alternative Minimum Tax)

       2,775 Illinois, Sales Tax Revenue Bonds, Series 1993S, 5.250%,      6/05 at 100.00       AAA      2,782,659
              6/15/18

      23,000 Metropolitan Pier and Exposition Authority, Illinois,         6/12 at 101.00       AAA     25,875,460
              Revenue Bonds, McCormick Place Expansion Project, Series
              2002A, 5.750%, 6/15/41 - MBIA Insured

       5,325 Pingree Grove Village, Illinois, Tax Assessment Bonds,          No Opt. Call       N/R      5,314,510
              Special Service Area 1 - Cambridge Lakes Project, Series
              2005-1, 5.250%, 3/01/15

----
63

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Indiana - 2.1%

  $    3,000 Indiana Health Facility Financing Authority, Hospital         9/11 at 100.00        A+ $    3,129,600
              Revenue Bonds, Methodist Hospitals Inc., Series 2001,
              5.375%, 9/15/22

      11,590 Indiana Health Facility Financing Authority, Hospital         9/05 at 100.00       AAA     11,854,368
              Revenue Refunding Bonds, Methodist Hospital of Indiana
              Inc., Series 1992A, 5.750%, 9/01/11 - AMBAC Insured

      38,600 Indiana Health Facility Financing Authority, Hospital        11/05 at 100.00       Aaa     39,085,588
              Revenue Bonds, Daughters of Charity, Series 1993, 5.750%,
              11/15/22 (Pre-refunded to 11/15/05)

       2,120 Southwind Housing Inc., Evansville, Indiana, First Mortgage   5/05 at 100.00    AA-***      2,578,111
              Revenue Bonds, Series 1978A, 7.125%, 11/15/21
------------------------------------------------------------------------------------------------------------------
             Iowa - 0.1%

       1,245 Iowa Housing Finance Authority, Single Family Mortgage        8/05 at 100.00       Aaa      1,251,735
              Bonds, Series 1977A, 5.875%, 8/01/08

       1,425 Iowa Tobacco Settlement Authority, Tobacco Settlement         6/11 at 101.00       BBB      1,491,676
              Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/12
------------------------------------------------------------------------------------------------------------------
             Kansas - 0.5%

             Wichita, Kansas, Water and Sewerage Utility Revenue Bonds,
             Series 2003:
       3,350  5.000%, 10/01/19 - FGIC Insured                             10/13 at 100.00       AAA      3,623,762
       7,700  5.000%, 10/01/20 - FGIC Insured                             10/13 at 100.00       AAA      8,330,399
------------------------------------------------------------------------------------------------------------------
             Kentucky - 0.9%

         500 Ashland, Kentucky, Pollution Control Revenue Refunding          No Opt. Call      Baa2        531,865
              Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%,
              11/01/09

       1,500 Kentucky State Property and Buildings Commission, Revenue       No Opt. Call       Aa3      1,662,675
              Bonds, Project 73, Series 2001, 5.250%, 11/01/11

       4,820 Kentucky State Property and Buildings Commission, Revenue    10/13 at 100.00       AAA      5,388,808
              Refunding Bonds, Project 79, Series 2003, 5.125%, 10/01/17
              (Pre-refunded to 10/01/13) - MBIA Insured

      16,980 Kentucky Turnpike Authority, Road Resource Recovery Revenue   7/05 at 100.00    Aa3***     16,982,547
              Refunding Bonds, Series 1987A, 5.000%, 7/01/08
------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.8%

       5,030 New Orleans, Louisiana, Refunding Certificates of            12/08 at 102.00       AAA      5,413,940
              Indebtedness, Series 1998B, 5.000%, 12/01/12 - FSA Insured

       2,400 St. Martin Parish, Louisiana, Industrial Development            No Opt. Call        A+      2,472,072
              Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12

      12,950 Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00       BBB     12,892,891
              Tobacco Settlement Asset-Backed Bonds, Series 2001B,
              5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------
             Maryland - 0.1%

       1,605 Maryland Community Development Administration, Housing        1/07 at 102.00       Aa2      1,665,364
              Revenue Bonds, Series 1996A, 5.875%, 7/01/16

         500 Maryland Health and Higher Educational Facilities             1/07 at 102.00        A-        529,085
              Authority, Revenue Refunding Bonds, Pickersgill Inc.,
              Series 1997A, 5.750%, 1/01/08
------------------------------------------------------------------------------------------------------------------
             Massachusetts - 6.9%

       8,140 Massachusetts Bay Transportation Authority, Senior Sales      7/12 at 100.00       AAA      9,077,240
              Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15
              (Pre-refunded to 7/01/12) - FSA Insured

      10,000 Massachusetts, General Obligation Bonds, Consolidated Loan,     No Opt. Call        AA     11,416,000
              Series 2001D, 5.500%, 11/01/14

       4,000 Massachusetts, General Obligation Bonds, Consolidated Loan,   3/12 at 100.00       AAA      4,492,440
              Series 2002B, 5.500%, 3/01/19 (Pre-refunded to 3/01/12) -
              FSA Insured

             Massachusetts, General Obligation Bonds, Consolidated Loan,
             Series 2002C:
      19,675  5.500%, 11/01/11 - FSA Insured                                 No Opt. Call       AAA     22,139,097
       4,000  5.500%, 11/01/19 (Pre-refunded to 11/01/12)                 11/12 at 100.00     AA***      4,520,680

      10,000 Massachusetts, General Obligation Bonds, Consolidated Loan,  12/14 at 100.00       AAA     11,013,900
              Series 2004D, 5.000%, 12/01/22 (Pre-refunded to 12/01/14)
              - FSA Insured

----
64

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Massachusetts (continued)

  $    5,400 Massachusetts, General Obligation Refunding Bonds, Series       No Opt. Call       AAA $    6,226,200
              1996A, 6.000%, 11/01/11 - MBIA Insured

             Massachusetts, General Obligation Bonds, Consolidated Loan,
             Series 2003A:
       9,060  5.000%, 1/01/19 (Pre-refunded to 1/01/13)                    1/13 at 100.00     AA***      9,931,934
       5,250  5.125%, 1/01/20 (Pre-refunded to 1/01/13)                    1/13 at 100.00     AA***      5,798,992
      12,500  5.000%, 1/01/21 (Pre-refunded to 1/01/13)                    1/13 at 100.00     AA***     13,703,000

             Massachusetts, General Obligation Bonds, Consolidated Loan,
             Series 2003C:
      10,000  5.250%, 8/01/20 (Pre-refunded to 8/01/13)                    8/13 at 100.00     AA***     11,152,200
       7,040  5.000%, 8/01/21 (Pre-refunded to 8/01/13)                    8/13 at 100.00     AA***      7,726,541

       7,000 Massachusetts, General Obligation Bonds, Series 2003D,          No Opt. Call        AA      8,006,320
              5.500%, 10/01/15

       5,000 Massachusetts, Federal Highway Grant Anticipation Notes,     12/10 at 100.00       Aaa      5,566,950
              Series 2000A, 5.750%, 12/15/12 - FSA Insured

       2,850 Massachusetts Development Finance Agency, Resource Recovery     No Opt. Call       AAA      3,149,279
              Revenue Bonds, SEMass System, Series 2001A, 5.500%,
              1/01/11 - MBIA Insured

         800 Massachusetts Health and Educational Facilities Authority,    7/08 at 101.00         A        844,120
              Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series
              1998B, 5.250%, 7/01/10 - ACA Insured

             Massachusetts Industrial Finance Agency, Resource Recovery
             Revenue Refunding Bonds, Ogden Haverhill Project, Series
             1998A:
       1,500  5.450%, 12/01/12 (Alternative Minimum Tax)                  12/08 at 102.00       BBB      1,536,150
       1,825  5.500%, 12/01/13 (Alternative Minimum Tax)                  12/08 at 102.00       BBB      1,868,745

             Massachusetts, Special Obligation Refunding Notes, Federal
             Highway Grant Anticipation Note Program, Series 2003A:
      10,000  5.000%, 12/15/11 - FSA Insured                                 No Opt. Call       Aaa     10,902,300
      12,500  5.000%, 12/15/12 - FSA Insured                                 No Opt. Call       Aaa     13,656,875
      12,000  5.000%, 12/15/13 - FSA Insured                                 No Opt. Call       Aaa     13,103,880
       7,015  5.000%, 12/15/14 - FSA Insured                                 No Opt. Call       Aaa      7,680,443
------------------------------------------------------------------------------------------------------------------
             Michigan - 5.1%

       5,000 Detroit City School District, Wayne County, Michigan,         5/06 at 102.00       AAA      5,244,250
              Unlimited Tax School Building and Site Improvement Bonds,
              Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06) -
              AMBAC Insured

       1,080 Kent Hospital Finance Authority, Michigan, Revenue Bonds,       No Opt. Call       BBB      1,167,523
              Metropolian Hospital, Series 2005A, 5.500%, 7/01/14

       2,575 L'Anse Creuse Public Schools, Macomb County, Michigan,          No Opt. Call       AAA      2,836,028
              General Obligation Bonds, Series 2004, 5.000%, 5/01/13 -
              FSA Insured

       3,370 Michigan Higher Education Facilities Authority, Limited       5/08 at 100.00        AA      3,461,934
              Obligation Revenue Refunding Bonds, Aquinas College,
              Series 1998C, 5.125%, 5/01/16 - RAAI Insured

       4,025 Michigan Municipal Bond Authority, Clean Water Revolving     10/14 at 100.00       AAA      4,437,965
              Fund Revenue Bonds, Series 2004, 5.000%, 10/01/15

       1,805 Michigan Public Power Agency, Revenue Refunding Bonds,          No Opt. Call       AAA      1,947,433
              Belle River Project, Series 2002A, 5.250%, 1/01/09 - MBIA
              Insured

      15,000 Michigan State Building Authority, Revenue Bonds,            10/07 at 100.00    AA-***     15,637,350
              Facilities Program, Series 1997II, 4.750%, 10/15/13
              (Pre-refunded to 10/15/07)

             Michigan State Building Authority, Revenue Refunding Bonds,
             Facilities Program, Series 1998I:
       5,000  5.250%, 10/15/12                                            10/09 at 100.00       AA-      5,395,300
      14,080  4.750%, 10/15/17                                            10/09 at 100.00       AA-     14,713,882
       3,850  4.750%, 10/15/21                                            10/09 at 100.00       AA-      3,971,622

             Michigan State Building Authority, Revenue Refunding Bonds,
             Facilities Program, Series 2003I:
       5,930  5.250%, 10/15/12 - FSA Insured                                 No Opt. Call       AAA      6,596,295
       3,500  5.250%, 10/15/15 - FSA Insured                              10/13 at 100.00       AAA      3,885,595

             Michigan State Hospital Finance Authority, Hospital Revenue
             Refunding Bonds, Detroit Medical Center Obligated Group,
             Series 1993B:
      20,185  5.750%, 8/15/13                                              8/05 at 101.00       Ba3     19,689,862
      41,900  5.500%, 8/15/23                                              8/05 at 101.00       Ba3     38,670,348

----
65

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Michigan (continued)

  $      545 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call       BBB $      565,917
              Refunding Bonds, Gratiot Community Hospital, Series 1995,
              6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call       Aaa      1,078,850
              Refunding Bonds, Genesys Regional Medical Center Obligated
              Group, Series 1998A, 5.500%, 10/01/08

         215 Michigan Strategic Fund, Limited Obligation Revenue Bonds,      No Opt. Call      BBB-        218,649
              Clark Retirement Community Inc., Series 1998, 4.900%,
              6/01/08

       1,470 Saginaw Hospital Finance Authority, Michigan, Hospital          No Opt. Call         A      1,574,517
              Revenue Bonds, Covenant Medical Center, Series 2004G,
              5.000%, 7/01/12

       3,500 Walled Lake Consolidated School District, Oakland County,       No Opt. Call       AAA      3,860,430
              Michigan, General Obligation Bonds, Series 2005, 5.000%,
              5/01/14 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
             Minnesota - 0.8%

             Minneapolis-St. Paul Housing and Redevelopment Authority,
             Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
       1,050  5.250%, 12/01/10                                               No Opt. Call      BBB+      1,132,173
       3,130  5.250%, 12/01/11                                               No Opt. Call      BBB+      3,388,820

         985 Minnesota Housing Finance Agency, Rental Housing Bonds,       8/05 at 102.00       AAA      1,005,921
              Series 1995D, 5.800%, 8/01/11 - MBIA Insured

         950 St. Paul Housing and Redevelopment Authority, Minnesota,        No Opt. Call      BBB+        992,893
              Healthcare Revenue Bonds, Regions Hospital, Series 1998,
              5.000%, 5/15/09

             St. Paul Housing and Redevelopment Authority, Minnesota,
             Healthcare Revenue Bonds, Gillette Children's Specialty
             Healthcare, Series 2005:
         225  5.000%, 2/01/12                                                No Opt. Call       N/R        232,403
         375  5.000%, 2/01/13                                                No Opt. Call       N/R        385,650
         400  5.000%, 2/01/14                                                No Opt. Call       N/R        407,928
         300  5.000%, 2/01/15                                                No Opt. Call       N/R        304,140

       2,685 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,        No Opt. Call       AA+      2,952,614
              Office Building at Cedar Street, Series 2003, 5.000%,
              12/01/13

       3,950 Southern Minnesota Municipal Power Agency, Power Supply         No Opt. Call       AAA      4,228,989
              System Revenue Refunding Bonds, Series 2002A, 5.000%,
              1/01/09 - AMBAC Insured

       5,000 White Earth Band of Chippewa Indians, Minnesota, Revenue        No Opt. Call         A      5,537,750
              Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured
------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.3%

       8,660 Mississippi Business Finance Corporation, Pollution Control  10/05 at 100.00      BBB-      8,768,683
              Revenue Refunding Bonds, System Energy Resources Inc.
              Project, Series 1998, 5.875%, 4/01/22
------------------------------------------------------------------------------------------------------------------
             Missouri - 1.5%

       6,220 Jackson County Reorganized School District R-7, Lees          3/14 at 100.00       Aaa      6,787,326
              Summit, Missouri, General Obligation Bonds, Series 2004,
              5.000%, 3/01/15 - MBIA Insured

       6,020 Joplin Industrial Development Authority, Missouri, Health     2/15 at 102.00      BBB+      6,420,330
              Facilities Revenue Bonds, Freeman Health System, Series
              2004, 5.500%, 2/15/19

      13,180 Kansas City, Missouri, Airport Revenue Bonds, General         9/12 at 100.00       AAA     14,511,180
              Improvement Projects, Series 2003B, 5.375%, 9/01/15 - FGIC
              Insured

       5,200 Kansas City, Missouri, Airport Revenue Bonds, General           No Opt. Call       AAA      5,627,544
              Improvement Projects, Series 2004E, 5.250%, 9/01/10
              (Alternative Minimum Tax) - FGIC Insured

             Kansas City Industrial Development Authority, Missouri,
             Retirement Center Revenue Refunding and Improvement Bonds,
             Kingswood Project, Series 1998A:
         550  5.375%, 11/15/09                                            11/08 at 102.00       N/R        540,975
       3,650  5.800%, 11/15/17                                            11/08 at 102.00       N/R      3,496,262

         520 Missouri Housing Development Commission, FHA-Insured          9/05 at 100.00       Aaa        523,812
              Mortgage Loan Housing Development Bonds, Series 1979B,
              7.000%, 9/15/22

----
66

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Missouri (continued)

  $      300 Missouri Health and Educational Facilities Authority,         2/07 at 102.00       N/R $      313,572
              Revenue Bonds, Lutheran Senior Services, Series 1997,
              5.550%, 2/01/09

         350 St. Louis County Industrial Development Authority,            6/05 at 100.00       N/R        351,747
              Missouri, Revenue Bonds, Kiel Center Multipurpose Arena,
              Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Montana - 0.2%

       6,325 Montana Health Facility Authority, Healthcare Facility        6/06 at 102.00      BBB-      6,393,563
              Revenue Bonds, Community Medical Center Inc., Series 1996,
              6.375%, 6/01/18
------------------------------------------------------------------------------------------------------------------
             Nebraska - 0.4%

             Nebraska Public Power District, General Revenue Bonds,
             Series 2005B-2:
       5,000  5.000%, 1/01/09 - FGIC Insured                                 No Opt. Call       AAA      5,351,350
       5,000  5.000%, 1/01/10 - FGIC Insured                                 No Opt. Call       AAA      5,408,900
------------------------------------------------------------------------------------------------------------------
             Nevada - 0.4%

       1,925 Henderson Local Improvement District T-4C, Nevada, Limited    5/05 at 103.00       N/R      1,988,544
              Obligation Refunding Bonds, Green Valley Properties,
              Series 1999A, 5.900%, 11/01/18

       3,000 Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series        10/12 at 101.00         A      3,394,050
              2002A, 6.625%, 11/01/17 - ACA Insured

       4,005 Washoe County Airport Authority, Reno, Nevada, Airport          No Opt. Call       Aaa      4,320,714
              Revenue Bonds, Series 2003, 5.000%, 7/01/11 - FSA Insured
------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.4%

      10,000 New Hampshire Housing Finance Authority, Multifamily          6/11 at 100.00       Aaa     10,491,300
              Remarketed Housing Bonds, Series 1994I, 5.600%, 1/01/24
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             New Jersey - 3.3%

      14,000 Essex County Improvement Authority, New Jersey, Lease           No Opt. Call       Aaa     15,484,700
              Revenue Bonds, Series 2003, 5.000%, 12/15/13 - FSA Insured

       1,000 Gloucester County Improvement Authority, New Jersey, Solid      No Opt. Call       BBB      1,114,300
              Waste Resource Recovery Revenue Refunding Bonds, Waste
              Management Inc. Project, Series 1999B, 7.000%, 12/01/29
              (Alternative Minimum Tax) (Mandatory put 12/01/09)

          90 New Jersey Economic Development Authority, Insured Revenue      No Opt. Call       AAA         90,117
              Bonds, Educational Testing Service Inc., Series 1995B,
              5.500%, 5/15/05 - MBIA Insured

      20,000 New Jersey Transportation Trust Fund Authority,                 No Opt. Call       AAA     22,365,600
              Transportation System Bonds, Series 2004B,
              5.250%, 12/15/12 - FGIC Insured

             New Jersey Transportation Trust Fund Authority,
             Transportation System Bonds, Series 2004A:
       5,000  5.250%, 6/15/11 - FGIC Insured                                 No Opt. Call       AAA      5,538,800
       5,000  5.250%, 6/15/12 - FGIC Insured                                 No Opt. Call       AAA      5,573,600

      10,000 New Jersey Transportation Trust Fund Authority,                 No Opt. Call       AAA     11,273,700
              Transportation System Bonds, Series 2001C,
              5.500%, 12/15/11 - FSA Insured

             Tobacco Settlement Financing Corporation, New Jersey,
             Tobacco Settlement Asset-Backed Bonds, Series 2002:
       6,815  5.000%, 6/01/09                                                No Opt. Call       BBB      6,984,148
       6,155  5.500%, 6/01/12                                                No Opt. Call       BBB      6,442,992
       9,535  5.750%, 6/01/16                                              6/12 at 100.00       BBB      9,862,146
       2,045  5.750%, 6/01/32                                              6/12 at 100.00       BBB      2,043,487
------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.3%

       7,600 New Mexico Hospital Equipment Loan Council, Hospital          8/11 at 101.00       Aa3      8,168,404
              Revenue Bonds, Presbyterian Healthcare Services, Series
              2001A, 5.500%, 8/01/21

----
67

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             New York - 11.2%

  $   16,845 Long Island Power Authority, New York, Electric System        6/08 at 101.00       AAA $   17,871,029
              General Revenue Bonds, Series 1998A, 5.000%, 12/01/18 -
              FSA Insured

             Long Island Power Authority, New York, Electric System
             General Revenue Bonds, Series 2003B:
      12,500  5.250%, 12/01/13                                               No Opt. Call        A-     13,884,875
       1,540  5.250%, 6/01/14                                                No Opt. Call        A-      1,706,212

       3,685 New York Counties Tobacco Trust III, Tobacco Settlement       6/13 at 100.00       BBB      3,811,138
              Pass-Through Bonds, Series 2003, 5.000%, 6/01/27

      10,770 New York City, New York, General Obligation Bonds, Fiscal     8/08 at 101.00        A1     11,501,714
              Series 1998J, 5.375%, 8/01/13

       6,435 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call        A1      6,725,991
              Series 2001D, 5.000%, 8/01/07

       2,920 New York City, New York, General Obligation Bonds, Fiscal     8/06 at 101.50        A1      3,059,722
              Series 1997E, 6.000%, 8/01/16

       3,500 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call        A1      3,769,010
              Series 2004G, 5.000%, 8/01/10

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2004A:
      10,185  5.000%, 8/01/11                                                No Opt. Call        A1     11,023,022
       7,080  5.000%, 8/01/12                                                No Opt. Call        A1      7,684,066

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2004B:
      15,000  5.250%, 8/01/11                                                No Opt. Call        A1     16,443,000
       5,000  5.250%, 8/01/12                                                No Opt. Call        A1      5,505,650

       5,000 New York City Transitional Finance Authority, New York,      11/11 at 100.00       AAA      5,562,750
              Future Tax Secured Subordinate Lien, Fiscal Series 2003A,
              5.500%, 11/01/26

      11,000 New York City Transitional Finance Authority, New York,       2/13 at 100.00       AAA     11,595,320
              Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
              5.000%, 2/01/23

             Dormitory Authority of the State of New York, New York
             City, Lease Revenue Bonds, Court Facilities, Series 2003A:
      12,315  5.750%, 5/15/14                                              5/13 at 100.00         A     13,911,147
      15,500  5.500%, 5/15/18                                              5/13 at 100.00         A     17,012,800

       7,075 Dormitory Authority of the State of New York, Lease Revenue     No Opt. Call       AAA      7,834,077
              Bonds, State University Dormitory Facilities, Series
              2003B, 5.250%, 7/01/31 (Mandatory put 7/01/13) - FGIC
              Insured

             Dormitory Authority of the State of New York, Mortgage
             Insurance Fund Project Pool Bonds, State of New York
             Mortgage Agency, AIDS Long Term Health Care Facility,
             Series 2005:
       3,500  5.000%, 11/01/13                                            11/10 at 100.00       Aa1      3,733,380
       1,065  5.000%, 11/01/14                                            11/10 at 100.00       Aa1      1,136,014

             Dormitory Authority of the State of New York, Revenue
             Bonds, Mental Health Services Facilities Improvements,
             Series 2005D:
       3,280  5.000%, 2/15/12 - FGIC Insured                                 No Opt. Call       AAA      3,594,782
       1,685  5.000%, 8/15/13 - FGIC Insured                                 No Opt. Call       AAA      1,858,488

      16,500 Dormitory Authority of the State of New York, Revenue           No Opt. Call       AAA     18,228,540
              Bonds, New York and Presbyterian Hospital, Series 2004A,
              5.250%, 8/15/11 - FSA Insured

       5,925 Dormitory Authority of the State of New York, Revenue         2/07 at 102.00       AA-      6,271,909
              Bonds, Mental Health Services Facilities Improvements,
              Series 1997B, 5.500%, 8/15/17

      15,870 New York State Mortgage Agency, Homeowner Mortgage Revenue   10/11 at 100.00       Aa1     16,438,146
              Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum
              Tax)

             New York State Power Authority, General Revenue Bonds,
             Series 2000A:
       4,395  5.500%, 11/15/16                                            12/05 at 100.00       Aa2      4,467,474
       3,775  5.500%, 11/15/17                                            12/05 at 100.00       Aa2      3,836,797

       8,200 Dormitory Authority of the State of New York, Revenue        10/12 at 100.00       AAA      9,203,762
              Bonds, School Districts Financing Program, Series 2002E,
              5.500%, 10/01/17 - MBIA Insured

       7,500 Dormitory Authority of the State of New York, Revenue         7/05 at 100.00      BBB-      7,508,250
              Bonds, Mount Sinai NYU Health Obligated Group, Series
              2002C, 6.000%, 7/01/26

         400 Port Authority of New York and New Jersey, Special Project      No Opt. Call       N/R        421,936
              Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
              (Alternative Minimum Tax)

----
68

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             New York (continued)

  $    1,000 Port Authority of New York and New Jersey, Special Project      No Opt. Call       AAA $    1,125,230
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA
              Insured

             New York State Tobacco Settlement Financing Corporation,
             Tobacco Settlement Asset-Backed and State Contingency
             Contract-Backed Bonds, Series 2003A-1:
       2,000  5.250%, 6/01/16                                              6/10 at 100.00       AA-      2,153,580
      40,000  5.500%, 6/01/17                                              6/11 at 100.00       AA-     44,040,400

      15,000 New York State Tobacco Settlement Financing Corporation,      6/11 at 100.00       AA-     16,489,500
              Tobacco Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/17
------------------------------------------------------------------------------------------------------------------
             North Carolina - 3.0%

       2,000 North Carolina Medical Care Commission, Healthcare           11/13 at 100.00       AA-      2,132,600
              Facilities Revenue Bonds, Novant Health Obligated Group,
              Series 2003A, 5.000%, 11/01/17

             North Carolina Eastern Municipal Power Agency, Power System
             Revenue Refunding Bonds, Series 2003D:
      10,000  5.375%, 1/01/11                                                No Opt. Call       BBB     10,820,200
      20,000  5.375%, 1/01/13                                                No Opt. Call       BBB     21,848,600
      11,000  5.125%, 1/01/23                                              1/13 at 100.00       BBB     11,351,120

      11,230 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call       BBB     12,258,219
              Revenue Refunding Bonds, Series 1993B, 7.000%, 1/01/08

       2,500 North Carolina Eastern Municipal Power Agency, Power System   1/09 at 102.00       BBB      2,665,575
              Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15

             North Carolina Municipal Power Agency 1, Catawba Electric
             Revenue Bonds, Series 2003A:
       7,000  5.500%, 1/01/13                                                No Opt. Call        A3      7,807,310
      10,000  5.250%, 1/01/18 - MBIA Insured                               1/13 at 100.00       AAA     10,914,900

         725 Wilmington Housing Authority, North Carolina, First           6/05 at 100.00    N/R***        728,364
              Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10
------------------------------------------------------------------------------------------------------------------
             Ohio - 0.4%

       1,000 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,       No Opt. Call       AAA      1,110,090
              Emery Air Freight Corporation and Emery Worldwide Airlines
              Inc. - Guarantors, Series 1988C, 6.050%, 10/01/09

       5,635 Hamilton County, Ohio, Sewer System Revenue Refunding and    12/13 at 100.00       AAA      6,182,666
              Improvement Bonds, Metropolitan Sewer District, Series
              2003A, 5.000%, 12/01/15 - MBIA Insured

         245 Miami County, Ohio, Hospital Facilities Revenue Refunding       No Opt. Call      BBB+        251,963
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996C, 6.000%, 5/15/06

       2,800 Ohio State Building Authority, State Facilities Bonds,          No Opt. Call       AAA      3,087,812
              Administrative Building Fund Projects, Series 2005A,
              5.000%, 4/01/14 - FSA Insured
------------------------------------------------------------------------------------------------------------------
             Oklahoma - 0.5%

       8,375 Oklahoma, General Obligation Bonds, Series 2003A, 5.000%,     7/13 at 101.00       AAA      9,173,389
              7/15/17 - FGIC Insured

             Stillwater Medical Center Authority, Oklahoma, Hospital
             Revenue Bonds, Series 2005:
         120  5.250%, 5/15/12                                                No Opt. Call      Baa1        127,597
         700  5.250%, 5/15/13                                                No Opt. Call      Baa1        740,901
         790  5.250%, 5/15/14                                                No Opt. Call      Baa1        831,807
       1,050  5.250%, 5/15/15                                              5/14 at 100.00      Baa1      1,100,327
------------------------------------------------------------------------------------------------------------------
             Oregon - 0.6%

       3,000 Oregon State Department of Transportation, Highway User Tax  11/14 at 100.00       AA+      3,367,920
              Revenue Bonds, Series 2004A, 5.250%, 11/15/15

       8,720 Oregon Department of Administrative Services, Certificates    5/07 at 101.00       AAA      9,307,118
              of Participation, Series 1997A, 5.800%, 5/01/24
              (Pre-refunded to 5/01/07) - AMBAC Insured

       3,090 Oregon Department of Administrative Services, Certificates    5/15 at 100.00       AAA      3,292,333
              of Participation, Series 2005A, 5.000%, 5/01/23 (DD,
              settling 5/09/05) - FSA Insured

----
69

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 1.4%

  $    6,305 Carbon County Industrial Development Authority,                 No Opt. Call      BBB- $    6,839,853
              Pennsylvania, Resource Recovery Revenue Refunding Bonds,
              Panther Creek Partners Project, Series 2000, 6.650%,
              5/01/10 (Alternative Minimum Tax)

             Pennsylvania Housing Finance Agency, FHA-Insured
             Multifamily Housing Revenue Refunding Mortgage Loan Bonds,
             Series 1992:
       2,880  8.100%, 7/01/13                                              7/05 at 100.00       AAA      2,887,632
      13,065  8.200%, 7/01/24                                              7/05 at 100.00       AAA     13,181,279

             Pennsylvania Higher Educational Facilities Authority,
             Revenue Bonds, Geneva College, Series 1998:
         470  4.900%, 4/01/07                                                No Opt. Call      BBB-        480,631
         495  4.950%, 4/01/08                                                No Opt. Call      BBB-        512,587

       3,150 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,            No Opt. Call       AAA      3,418,349
              General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/14 -
              FSA Insured

       5,000 Philadelphia School District, Pennsylvania, General           8/12 at 100.00       AAA      5,720,800
              Obligation Bonds, Series 2002B, 5.625%, 8/01/17
              (Pre-refunded to 8/01/12) - FGIC Insured

       3,500 Pittsburgh, Pennsylvania, General Obligation Bonds, Series    3/12 at 100.00       AAA      3,797,395
              2002A, 5.000%, 9/01/12 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 4.8%

      11,000 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA     12,442,870
              Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
              (Pre-refunded to 7/01/10)

      10,000 Puerto Rico, General Obligation Bonds, Series 2004A,            No Opt. Call        A-     10,821,700
              5.000%, 7/01/30 (Mandatory put 7/01/12)

      10,000 Puerto Rico, General Obligation Refunding Bonds, Series         No Opt. Call       AAA     11,404,700
              2002, 5.500%, 7/01/12 - FGIC Insured

       5,000 Puerto Rico, General Obligation Refunding Bonds, Series         No Opt. Call        A-      5,253,000
              2003C, 5.000%, 7/01/18 (Mandatory put 7/01/08)

       5,280 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA      6,460,133
              Transportation Authority, Series 1996Z, 6.250%, 7/01/15 -
              MBIA Insured

       4,000 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA      4,624,520
              Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC
              Insured

      15,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call       AAA     17,049,900
              Government Facilities Revenue Bonds, Series 2003H, 5.250%,
              7/01/14 - FGIC Insured

       3,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call        A-      3,242,580
              Government Facilities Revenue Bonds, Series 2004J, 5.000%,
              7/01/28 (Mandatory put 7/01/12)

             Puerto Rico Electric Power Authority, Power Revenue Bonds,
             Series 2002II:
       4,200  5.375%, 7/01/19 - MBIA Insured                               7/12 at 101.00       AAA      4,692,786
       5,000  5.000%, 7/01/20 - MBIA Insured                               7/12 at 101.00       AAA      5,424,600

             Puerto Rico Housing Finance Authority, Capital Fund Program
             Revenue Bonds, Series 2003:
      12,610  5.000%, 12/01/11                                               No Opt. Call     AA***     13,721,067
       1,935  5.000%, 12/01/12                                               No Opt. Call     AA***      2,109,808
      11,695  5.000%, 12/01/17                                            12/13 at 100.00     AA***     12,537,625

      10,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA     11,171,900
              Series 2005SS, 5.000%, 7/01/14 - MBIA Insured

       5,500 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call      BBB+      6,126,450
              Appropriation Bonds, Series 2004A, 5.750%, 8/01/27
              (Mandatory put 2/01/12)
------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.3%

       7,895 Rhode Island Tobacco Settlement Financing Corporation,        6/12 at 100.00       BBB      7,969,292
              Tobacco Settlement Asset-Backed Bonds, Series 2002A,
              6.000%, 6/01/23
------------------------------------------------------------------------------------------------------------------
             South Carolina - 0.3%

       4,000 Greenville County School District, South Carolina,           12/12 at 101.00       AA-      4,333,840
              Installment Purchase Revenue Bonds, Series 2002, 5.500%,
              12/01/28

       3,600 South Carolina Public Service Authority, Revenue Bonds,       1/10 at 101.00       AAA      3,986,712
              Santee Cooper Electric System, Series 1999A, 5.500%,
              1/01/11 - MBIA Insured

----
70

   Principal                                                                 Optional Call                   Market
Amount (000) Description                                                       Provisions* Ratings**          Value
-------------------------------------------------------------------------------------------------------------------
             South Dakota - 0.2%

  $    4,000 South Dakota Health and Educational Facilities Authority,     11/11 at 101.00        A+ $    4,210,400
              Revenue Bonds, Sioux Valley Hospital and Health System,
              Series 2001E, 5.375%, 11/01/24
-------------------------------------------------------------------------------------------------------------------
             Tennessee - 1.7%

         500 Memphis-Shelby County Airport Authority, Tennessee, Special      No Opt. Call       BBB        543,365
              Facilities Revenue Refunding Bonds, FedEx Inc., Series
              1997, 5.350%, 9/01/12

      10,000 Memphis, Tennessee, General Improvement Bonds, Series 2000,    4/08 at 101.00     AA***     10,741,200
              5.250%, 4/01/19 (Pre-refunded to 4/01/08)

             Memphis, Tennessee, Subordinate Lien Electric System
             Revenue Bonds, Series 2003A:
       3,000  5.000%, 12/01/09 - MBIA Insured                                 No Opt. Call       AAA      3,234,660
      14,645  5.000%, 12/01/13 - MBIA Insured                                 No Opt. Call       AAA     16,093,244

       6,750 Metropolitan Government of Nashville-Davidson County,            No Opt. Call       BBB      6,718,680
              Tennessee, Exempt Facilities Revenue Bonds, Waste
              Management Inc., Series 2001, 3.750%, 8/01/31 (Alternative
              Minimum Tax) (Mandatory put 8/01/07)

       7,350 Shelby County Health, Educational and Housing Facilities         No Opt. Call       N/R      7,683,176
              Board, Tennessee, Revenue Bonds, Baptist Memorial
              Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put
              10/01/08)
-------------------------------------------------------------------------------------------------------------------
             Texas - 6.2%

       5,000 Austin, Texas, Airport System Prior Lien Revenue Bonds,       11/13 at 100.00       AAA      5,458,700
              Series 2003, 5.250%, 11/15/16 - MBIA Insured

       8,800 Austin, Texas, Electric Utility System Revenue Refunding       5/13 at 100.00       AAA      9,607,048
              Bonds, Series 2003, 5.250%, 11/15/20 - MBIA Insured

       2,000 Austin, Texas, Combined Utility System Revenue Refunding      11/06 at 100.00       AAA      2,080,560
              Bonds, Series 1996B, 5.700%, 11/15/21 - MBIA Insured

       6,585 Crowley Independent School District, Tarrant and Johnson       8/08 at 100.00       AAA      7,244,949
              Counties, Texas, General Obligation Bonds, Series 1997,
              6.500%, 8/01/23

       3,000 Goose Creek Consolidated Independent School District,            No Opt. Call       AAA      2,640,750
              Harris County, Texas, General Obligation Refunding Bonds,
              Series 1993, 0.000%, 2/15/09

      12,555 Harris County Health Facilities Development Corporation,       7/09 at 101.00       AAA     13,723,494
              Texas, Revenue Bonds, Christus Health, Series 1999A,
              5.625%, 7/01/12 - MBIA Insured

      15,000 Harris County, Texas, Subordinate Lien General Obligation        No Opt. Call       AAA     16,156,350
              Bonds, Series 2004B, 5.000%, 8/15/32 (Mandatory put
              8/15/12) - FSA Insured

       7,000 Harris County Health Facilities Development Corporation,       8/05 at 100.00       AAA      7,026,110
              Texas, Hospital Revenue Bonds, St. Luke's Episcopal
              Hospital, Series 1991A, 6.750%, 2/15/21

             Harris County Health Facilities Development Corporation,
             Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare
             System, Series 2004A:
       3,290  5.000%, 12/01/09                                                No Opt. Call         A      3,483,682
       1,475  5.250%, 12/01/10                                                No Opt. Call         A      1,588,885
       1,000  5.250%, 12/01/11                                                No Opt. Call         A      1,082,690
       1,150  5.250%, 12/01/12                                                No Opt. Call         A      1,247,405
       1,000  5.250%, 12/01/13                                                No Opt. Call         A      1,083,110

             Houston, Texas, First Lien Combined Utility System Revenue
             Bonds, Series 2004A:
       3,500  5.250%, 5/15/11 - MBIA Insured                                  No Opt. Call       AAA      3,851,225
       5,750  5.250%, 5/15/12 - MBIA Insured                                  No Opt. Call       AAA      6,366,860
       3,595  5.250%, 5/15/13 - MBIA Insured                                  No Opt. Call       AAA      4,000,732

             Houston, Texas, Junior Lien Water and Sewerage System
             Revenue Forward Refunding Bonds, Series 2002B:
       6,000  5.750%, 12/01/15 (Pre-refunded to 12/01/12) - AMBAC Insured  12/12 at 100.00       AAA      6,932,520
       5,385  5.750%, 12/01/16 (Pre-refunded to 12/01/12) - AMBAC Insured  12/12 at 100.00       AAA      6,221,937

             Houston, Texas, Junior Lien Water and Sewerage System
             Revenue Refunding Bonds, Series 2001A:
      10,000  5.500%, 12/01/14 - FSA Insured                               12/11 at 100.00       AAA     11,174,900
       4,200  5.500%, 12/01/17 - FSA Insured                               12/11 at 100.00       AAA      4,671,534

----
71

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Texas (continued)

  $    4,515 Lower Colorado River Authority, Texas, Contract Revenue       5/13 at 100.00       AAA $    4,935,572
              Refunding Bonds, Transmission Services Corporation, Series
              2003C, 5.250%, 5/15/17 - AMBAC Insured

             North Harris County Regional Water Authority, Texas, Senior
             Water Revenue Bonds, Series 2003:
       2,855  5.250%, 12/15/14 - FGIC Insured                             12/13 at 100.00       AAA      3,167,394
       3,465  5.250%, 12/15/17 - FGIC Insured                             12/13 at 100.00       AAA      3,818,084

             Sam Rayburn Municipal Power Agency, Texas, Power Supply
             System Revenue Refunding Bonds, Series 2002A:
       8,615  6.000%, 10/01/16                                            10/12 at 100.00      Baa2      9,470,814
       9,450  6.000%, 10/01/21                                            10/12 at 100.00      Baa2     10,184,265

      16,500 Texas Water Development Board, Senior Lien State Revolving    7/05 at 101.00       AAA     16,857,720
              Fund Revenue Bonds, Series 1993, 5.250%, 7/15/15

       1,100 Tomball Hospital Authority, Texas, Hospital Revenue Bonds,      No Opt. Call      Baa3      1,134,166
              Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09
------------------------------------------------------------------------------------------------------------------
             Utah - 0.2%

       5,000 Intermountain Power Agency, Utah, Power Supply Revenue        7/07 at 102.00       AAA      5,370,100
              Refunding Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA
              Insured

         245 Layton City, Utah, Industrial Development Revenue Bonds,        No Opt. Call       N/R        244,811
              CDI Ltd. Project, K-Mart Guaranteed, Series 1980, 8.750%,
              6/01/05
------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.0%

       1,000 Virgin Islands Water and Power Authority, Electric System     7/08 at 101.00       N/R      1,052,540
              Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09
------------------------------------------------------------------------------------------------------------------
             Virginia - 0.7%

             Metropolitan Washington D.C. Airports Authority, Airport
             System Revenue Bonds, Series 2003B:
       2,685  5.250%, 10/01/14 - FGIC Insured                             10/13 at 100.00       AAA      2,974,497
       2,280  5.250%, 10/01/15 - FGIC Insured                             10/13 at 100.00       AAA      2,508,547

         500 Pocahontas Parkway Association, Virginia, Senior Lien           No Opt. Call        BB        511,775
              Revenue Bonds, Route 895 Connector Toll Road, Series
              1998A, 5.250%, 8/15/07

         555 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3        601,853
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 5.375%, 10/15/11

      10,875 Virginia Housing Development Authority, Multifamily Housing   5/05 at 100.00       AA+     10,891,530
              Bonds, Series 1993C, 5.550%, 5/01/08
------------------------------------------------------------------------------------------------------------------
             Washington - 5.6%

       2,940 Chelan County Public Utility District 1, Washington, Rocky    7/05 at 100.00        AA      2,944,763
              Reach Hydroelectric System Revenue Bonds, Series 1968,
              5.125%, 7/01/23

       2,000 Clark County School District 37, Vancouver, Washington,       6/11 at 100.00       Aaa      2,245,320
              General Obligation Bonds, Series 2001, 5.500%, 12/01/17
              (Pre-refunded to 6/01/11) - FGIC Insured

       2,710 Douglas County Public Utility District 1, Washington,           No Opt. Call     AA***      2,704,607
              Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%,
              9/01/18

       5,000 Energy Northwest, Washington, Electric Revenue Refunding      7/11 at 101.00       AAA      5,599,750
              Bonds, Nuclear Project 1, Series 2001A, 5.500%, 7/01/12 -
              FSA Insured

       5,000 Energy Northwest, Washington, Electric Revenue Refunding      7/12 at 100.00       AAA      5,543,850
              Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 -
              MBIA Insured

      11,260 Energy Northwest, Washington, Electric Revenue Bonds,           No Opt. Call       AAA     12,387,464
              Columbia Generating Station, Nuclear Project 2, Series
              2004A, 5.250%, 7/01/11 - AMBAC Insured

       6,045 Seattle, Washington, Municipal Light and Power Revenue       11/13 at 100.00       AAA      6,695,502
              Bonds, Series 2003, 5.250%, 11/01/16 - FSA Insured

       1,175 Skagit County Public Hospital District 1, Washington,        12/15 at 100.00      Baa3      1,215,220
              Revenue Bonds, Skagit Valley Hospital, Series 2005,
              5.375%, 12/01/22 (WI, settling 5/12/05)

       4,095 Spokane County School District 81, Spokane, Washington,         No Opt. Call       AAA      3,697,048
              General Obligation Bonds, Series 2005, 0.000%, 6/01/12
              (WI, settling 5/02/05) - MBIA Insured

----
72

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Washington (continued)

     $ 3,345 Tacoma, Washington, Water Revenue Bonds, Series 2003,           No Opt. Call       AAA $ 3,661,136
              5.000%, 12/01/12 - FSA Insured

             Washington State Tobacco Settlement Authority, Tobacco
             Settlement Asset-Backed Revenue Bonds, Series 2002:
       5,000  5.250%, 6/01/09                                                No Opt. Call       BBB   5,170,500
       6,785  6.500%, 6/01/26                                              6/13 at 100.00       BBB   7,139,176

       4,725 Washington, General Obligation Refunding Bonds, Series        1/12 at 100.00       AAA   5,048,992
              R-2003A, 5.000%, 1/01/18 - MBIA Insured

       7,845 Washington, Various Purpose General Obligation Bonds,         7/10 at 100.00       AAA   8,615,378
              Series 2000A, 5.625%, 7/01/21 - FSA Insured

      10,540 Washington Public Power Supply System, Revenue Refunding      7/07 at 102.00       AAA  11,175,983
              Bonds, Nuclear Project 1, Series 1997B, 5.125%, 7/01/14 -
              MBIA Insured

             Washington Public Power Supply System, Revenue Refunding
             Bonds, Nuclear Project 1, Series 1993A:
       1,650  7.000%, 7/01/07                                                No Opt. Call       Aaa   1,788,962
      12,610  7.000%, 7/01/07                                                No Opt. Call       Aaa  13,697,107

       5,000 Washington Public Power Supply System, Revenue Refunding        No Opt. Call       Aaa   6,375,500
              Bonds, Nuclear Project 1, Series 1989B, 7.125%, 7/01/16

      20,000 Washington Public Power Supply System, Revenue Bonds,           No Opt. Call       AAA  22,448,000
              Nuclear Project 1, Series 1993, 5.750%, 7/01/11 - FSA
              Insured

       7,805 Washington Public Power Supply System, Revenue Refunding        No Opt. Call       Aaa   8,952,646
              Bonds, Nuclear Project 1, Series 1993B, 7.000%, 7/01/09

      10,500 Washington Public Power Supply System, Revenue Refunding      7/06 at 102.00       AAA  11,050,620
              Bonds, Nuclear Project 1, Series 1996A, 5.750%, 7/01/11 -
              MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Wisconsin - 4.3%

             Badger Tobacco Asset Securitization Corporation, Wisconsin,
             Tobacco Settlement Asset-Backed Bonds, Series 2002:
       3,000  5.000%, 6/01/08                                                No Opt. Call       BBB   3,078,780
       1,265  5.000%, 6/01/09                                                No Opt. Call       BBB   1,301,178

       3,265 Wisconsin Housing and Economic Development Authority,           No Opt. Call     AA***   3,599,857
              Insured Mortgage Revenue Refunding Bonds, Series 1977A,
              5.800%, 6/01/17

      10,000 Wisconsin Housing and Economic Development Authority, Home    9/08 at 101.50        AA  10,318,400
              Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27
              (Alternative Minimum Tax)

       3,545 Wisconsin Housing and Economic Development Authority, Home    9/11 at 100.00        AA   3,658,050
              Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18
              (Alternative Minimum Tax)

      30,325 Wisconsin Housing and Economic Development Authority,         6/05 at 101.00        AA  30,617,938
              Housing Revenue Bonds, Series 1993C, 5.800%, 11/01/13

       4,060 Wisconsin Health and Educational Facilities Authority,       10/05 at 101.00       AAA   4,150,902
              Revenue Bonds, Froedtert Memorial Lutheran Hospital Inc.,
              Series 1994, 5.875%, 10/01/13 - MBIA Insured

      31,000 Wisconsin Health and Educational Facilities Authority,        5/06 at 102.00       AAA  32,393,450
              Revenue Bonds, Aurora Medical Group Inc., Series 1996,
              5.750%, 11/15/25 - FSA Insured

         750 Wisconsin Health and Educational Facilities Authority,       10/07 at 101.00       BBB     774,817
              Revenue Bonds, Carroll College, Series 1998,
              5.000%, 10/01/09

       6,920 Wisconsin Health and Educational Facilities Authority,          No Opt. Call       AAA   8,100,482
              Revenue Bonds, Meriter Hospital Inc., Series 1992A,
              6.000%, 12/01/22 - FGIC Insured

       4,552 Wisconsin Health and Educational Facilities Authority,          No Opt. Call       AAA   5,118,086
              Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003,
              5.625%, 2/15/13 - AMBAC Insured

       9,615 Wisconsin Health and Educational Facilities Authority,       12/07 at 100.00       Aaa   9,914,700
              Revenue Bonds, Hospital Sisters Services Inc.,
              Series 2003B, 4.500%, 12/01/23 (Mandatory put 11/30/07) -
              FSA Insured

----
73

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                              Optional Call                   Market
Amount (000) Description                                                    Provisions* Ratings**          Value
----------------------------------------------------------------------------------------------------------------
             Other - 0.1%

  $    3,500 GMAC Municipal Mortgage Trust, Series A1-1, 4.150%,           No Opt. Call        A3 $    3,502,135
              10/31/39 (Alternative Minimum Tax) (Mandatory put 10/31/09)
----------------------------------------------------------------------------------------------------------------
  $2,450,617 Total Long-Term Investments (cost $2,527,821,997) - 99.3%                             2,630,011,703
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.7%                                                     18,761,919
             ---------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                    $2,648,773,622
             ---------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (DD)Security purchased on a delayed delivery basis.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
74

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Alabama - 2.1%

    $  3,815 Alabama 21st Century Authority, Tobacco Settlement Revenue   12/11 at 101.00        A- $  4,089,184
              Bonds, Series 2001, 5.500%, 12/01/12

       3,365 Colbert County-Northwest Health Care Authority, Alabama,        No Opt. Call      Baa3    3,452,221
              Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%,
              6/01/09

       1,250 Huntsville, Alabama, General Obligation School Refunding        No Opt. Call        AA    1,387,800
              Warrants, Series 2002F, 5.500%, 8/01/10

       2,500 Huntsville, Alabama, General Obligation Warrants, Series        No Opt. Call       AAA    2,748,700
              2005A, 5.400%, 2/01/10 - FSA Insured

       5,000 Jefferson County, Alabama, Sewer Revenue Capital              2/09 at 101.00       AAA    5,533,500
              Improvement Warrants, Series 1999A, 5.750%, 2/01/38
              (Pre-refunded to 2/01/09) - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             Arizona - 3.1%

       1,000 Arizona School Facilities Board, Certificates of                No Opt. Call       AAA    1,082,450
              Participation, Series 2004C, 5.000%, 9/01/10 - FSA Insured

       2,775 Arizona School Facilities Board, School Improvement Revenue     No Opt. Call       AAA    3,090,185
              Bonds, Series 2002, 5.500%, 7/01/10

       2,500 Arizona State University, Certificates of Participation,        No Opt. Call       AAA    2,687,000
              Series 2004, 5.000%, 7/01/09 - MBIA Insured

             Glendale Industrial Development Authority, Arizona, Revenue
             Bonds, Midwestern University, Series 2004:
       1,025  5.125%, 5/15/09                                                No Opt. Call        A-    1,087,484
         695  5.250%, 5/15/11                                                No Opt. Call        A-      750,906
       1,000  5.250%, 5/15/12                                                No Opt. Call        A-    1,084,230

       7,300 Maricopa County Unified School District 97, Deer Valley,        No Opt. Call       Aaa    7,948,751
              Arizona, General Obligation Refunding Bonds, Series 2001,
              5.000%, 7/01/10 - FGIC Insured

       1,500 Phoenix Civic Improvement Corporation, Arizona, Transit         No Opt. Call       AAA    1,628,820
              Excise Tax Revenue Bonds, Light Rail Project, Series 2004,
              5.000%, 7/01/10 - AMBAC Insured

       2,000 Salt River Project Agricultural Improvement and Power           No Opt. Call        AA    2,166,280
              District, Arizona, Electric System Revenue Refunding
              Bonds, Series 2002C, 5.000%, 1/01/10

       2,000 Arizona Board of Regents, University of Arizona, System         No Opt. Call       AAA    2,194,040
              Revenue Bonds, Series 2002, 5.250%, 6/01/10 - FSA Insured

       2,000 Yavapai County Industrial Development Authority, Arizona,       No Opt. Call       BBB    2,022,860
              Solid Waste Disposal Revenue Bonds, Waste Management Inc.
              Project, Series 2003B, 4.450%, 3/01/28 (Alternative
              Minimum Tax) (Mandatory put 3/01/08)
----------------------------------------------------------------------------------------------------------------
             Arkansas - 0.7%

         560 Arkansas Development Finance Authority, FHA-Insured or VA     8/05 at 100.00        AA      561,562
              Guaranteed Single Single Family Mortgage Revenue Refunding
              Bonds, Series 1991A, 8.000%, 8/15/11

             Sebastian County Health Facilities Board, Arkansas,
             Hospital Revenue Improvement Bonds, Sparks Regional Medical
             Center, Series 2001A:
       1,620  5.500%, 11/01/11                                               No Opt. Call      Baa1    1,746,441
       3,415  5.500%, 11/01/12                                            11/11 at 101.00      Baa1    3,685,605
----------------------------------------------------------------------------------------------------------------
             California - 8.6%

      11,750 California Higher Education Loan Authority, Subordinate         No Opt. Call        A2   11,789,245
              Student Loan Revenue Refunding Bonds, Series 1994D,
              6.500%, 6/01/05 (Alternative Minimum Tax)

      10,000 California, Various Purpose General Obligation Bonds,           No Opt. Call       AAA   11,574,400
              Series 1992, 6.250%, 9/01/12 - MBIA Insured

       5,000 California, General Obligation Bonds, Series 2004, 5.000%,      No Opt. Call         A    5,404,400
              4/01/10

             California Department of Water Resources, Power Supply
             Revenue Bonds, Series 2002A:
       5,000  5.500%, 5/01/07                                                No Opt. Call        A2    5,248,700
       3,000  5.500%, 5/01/08                                                No Opt. Call        A2    3,215,370

      10,000 California, Economic Recovery Revenue Bonds, Series 2004A,      No Opt. Call       AA-   10,633,200
              5.000%, 7/01/08

       8,750 California Statewide Community Development Authority,         7/08 at 101.00       BBB    9,096,325
              Revenue Refunding Bonds, Irvine Apartment Communities
              Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put
              5/15/08)

       5,000 California Statewide Community Development Authority,           No Opt. Call      BBB+    5,249,950
              Multifamily Housing Revenue Refunding Bonds, Archstone
              Communities Trust, Archstone Oakridge Apartments, Series
              1999E, 5.300%, 6/01/29 (Mandatory put 6/01/08)

----
75

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             California (continued)

    $  1,500 California Statewide Community Development Authority,           No Opt. Call      BBB+ $  1,620,195
              Revenue Bonds, Daughters of Charity Health System, Series
              2005G, 5.250%, 7/01/12

         460 Long Beach, California, Revenue Bonds, Aquarium of the          No Opt. Call       AAA      462,581
              Pacific Project, Series 1995A, 5.750%, 7/01/05

       6,340 San Bernardino County Transportation Authority, California,   9/05 at 100.00       AAA    6,882,260
              Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%,
              3/01/10 - FGIC Insured

         335 Taft Public Financing Authority, California, Lease Revenue      No Opt. Call        A-      339,700
              Bonds, Community Correctional Facility Acquisition, Series
              1997A, 5.500%, 1/01/06
----------------------------------------------------------------------------------------------------------------
             Colorado - 3.2%

       9,000 Arapahoe County Capital Improvement Trust Fund, Colorado,      8/05 at 95.92       AAA    8,559,900
              Senior Revenue Bonds, Highway E-470, Series 1986C, 0.000%,
              8/31/06 (Pre-refunded to 8/31/05)

       5,000 Central Platte Valley Metropolitan District, Colorado,          No Opt. Call       AA-    5,271,450
              General Obligation Refunding Bonds, Series 2001A, 5.000%,
              12/01/31 (Mandatory put 12/01/09)

             Colorado Health Facilities Authority, Revenue Bonds, Vail
             Valley Medical Center, Series 2004:
         680  4.500%, 1/15/09                                                No Opt. Call       BBB      697,503
         500  5.000%, 1/15/11                                                No Opt. Call       BBB      524,285

             Colorado Health Facilities Authority, Revenue Bonds,
             Parkview Medical Center, Series 2001:
         660  5.300%, 9/01/07                                                No Opt. Call      Baa1      686,651
         690  5.400%, 9/01/08                                                No Opt. Call      Baa1      728,509
         830  5.500%, 9/01/09                                                No Opt. Call      Baa1      887,004

       5,000 Denver City and County, Colorado, Airport System Revenue     11/06 at 101.00       AAA    5,216,300
              Bonds, Series 1996C, 5.375%, 11/15/07 (Alternative Minimum
              Tax) - MBIA Insured

         200 Eagle County Air Terminal Corporation, Colorado, Airport        No Opt. Call       N/R      202,466
              Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06
              (Alternative Minimum Tax)

       3,000 University of Colorado, Enterprise System Revenue Bonds,        No Opt. Call       AAA    3,256,500
              Series 2005, 5.000%, 6/01/10 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             Connecticut - 1.0%

       3,000 Connecticut, General Obligation Bonds, Series 2004D,            No Opt. Call       Aaa    3,282,780
              5.000%, 12/01/10 - MBIA Insured

         535 Connecticut Health and Educational Facilities Authority,        No Opt. Call       Ba1      537,413
              Revenue Bonds, Hospital for Special Care, Series 1997B,
              5.125%, 7/01/07

         935 Connecticut Development Authority, First Mortgage Gross         No Opt. Call      BBB-      940,900
              Revenue Refunding Healthcare Bonds, Church Homes Inc. -
              Congregational Avery Heights, Series 1997, 5.300%, 4/01/06

       3,000 Stamford Housing Authority, Connecticut, Multifamily            No Opt. Call      BBB+    3,106,200
              Housing Revenue Bonds, Fairfield Apartments, Series 1998,
              4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put
              12/01/08)
----------------------------------------------------------------------------------------------------------------
             Delaware - 1.1%

             Delaware River and Bay Authority, Delaware and New Jersey,
             Revenue Bonds, Series 2004:
       1,250  5.000%, 1/01/09 - AMBAC Insured                                No Opt. Call       AAA    1,339,638
       1,000  5.000%, 1/01/10 - AMBAC Insured                                No Opt. Call       AAA    1,082,690

       2,000 Delaware Economic Development Authority, Pollution Control      No Opt. Call      Baa1    2,122,480
              Revenue Refunding Bonds, Delmarva Power and Light Company,
              Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)

       2,155 Delaware Economic Development Authority, Pollution Control      No Opt. Call      Baa1    2,294,342
              Revenue Refunding Bonds, Delmarva Power and Light Company,
              Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax)
              (Mandatory put 7/01/10)

             Delaware State Health Facilities Authority, Revenue Bonds,
             Beebe Medical Center, Series 2004A:
         580  5.250%, 6/01/09                                                No Opt. Call      Baa1      614,232
       1,215  5.250%, 6/01/10                                                No Opt. Call      Baa1    1,296,016
----------------------------------------------------------------------------------------------------------------
             Florida - 6.2%

       4,355 Collier County, Florida, Limited General Obligation Bonds,      No Opt. Call       AAA    4,762,018
              Conservation Collier Program, Series 2005A, 5.000%,
              1/01/11 - AMBAC Insured

       1,860 FSU Financial Assistance Inc., Florida, General Revenue         No Opt. Call       AAA    2,007,740
              Bonds, Educational and Athletic Facilities Improvements,
              Series 2004, 5.000%, 10/01/09 - AMBAC Insured

----
76

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Florida (continued)

    $  8,000 Florida State Division of Bond Finance, Preservation 2000       No Opt. Call       AAA $  9,401,040
              Revenue Bonds, Department of Environmental Protection,
              Series 1998A, 6.000%, 7/01/13 - FSA Insured

       2,210 Florida State Education System, Housing Facility Revenue        No Opt. Call       AAA    2,405,298
              Bonds, Florida International University, Series 2004A,
              5.000%, 7/01/10 - MBIA Insured

       5,000 Hillsborough County Aviation Authority, Florida, Revenue        No Opt. Call       AAA    5,390,550
              Bonds, Tampa International Airport, Series 2003A, 5.250%,
              10/01/09 (Alternative Minimum Tax) - MBIA Insured

       2,700 Hillsborough County Industrial Development Authority,        10/12 at 100.00      Baa2    2,840,130
              Florida, Pollution Control Revenue Bonds, Tampa Electric
              Company Project, Series 2002, 5.100%, 10/01/13

       1,650 Hillsborough County Industrial Development Authority,           No Opt. Call      Baa1    1,759,048
              Florida, Hospital Revenue Refunding Bonds, Tampa General
              Hospital, Series 2003A, 5.000%, 10/01/13

       4,105 Leesburg, Florida, Hospital Revenue Refunding Bonds,          7/06 at 102.00         A    4,273,551
              Leesburg Regional Medical Center Project, Series 1996A,
              5.600%, 7/01/08

       3,860 Leesburg, Florida, Hospital Revenue Refunding Bonds,            No Opt. Call        A-    4,103,798
              Leesburg Regional Medical Center Project, Series 2003,
              5.000%, 7/01/11

       8,000 Orlando Utilities Commission, Florida, Water and Electric       No Opt. Call       Aa1    8,685,920
              Revenue Bonds, Series 2004, 5.250%, 7/01/09

       4,940 Polk County Housing Finance Authority, Florida, FNMA          7/05 at 101.00       AAA    5,006,986
              Collateralized Multifamily Housing Revenue Bonds, Winter
              Oaks Apartments, Series 1997A, 5.250%, 7/01/22 (Mandatory
              put 7/01/07)
----------------------------------------------------------------------------------------------------------------
             Georgia - 1.0%

       7,745 Atlanta, Georgia, Water and Wastewater Revenue Bonds,           No Opt. Call       AAA    8,350,891
              Series 2004, 5.000%, 11/01/09 - FSA Insured
----------------------------------------------------------------------------------------------------------------
             Illinois - 2.5%

       4,275 Chicago Housing Authority, Illinois, Revenue Bonds, Capital     No Opt. Call     AA***    4,493,966
              Fund Program, Series 2001, 5.000%, 7/01/08

       5,000 Chicago, Illinois, Special Facility Revenue Bonds, O'Hare       No Opt. Call       N/R    2,095,500
              International Airport, United Air Lines Inc. Project,
              Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax)
              (Mandatory put 5/01/07) #

             Illinois Development Finance Authority, Revenue Refunding
             Bonds, East St. Louis Project, Series 2003:
       1,135  5.000%, 11/15/11 - XLCA Insured                                No Opt. Call       AAA    1,231,032
       1,030  5.000%, 11/15/12 - XLCA Insured                                No Opt. Call       AAA    1,120,115

             Illinois Finance Authority, Revenue Bonds, OSF Healthcare
             System, Series 2004:
       1,785  5.250%, 11/15/09                                               No Opt. Call         A    1,911,985
       2,540  5.250%, 11/15/10                                               No Opt. Call         A    2,742,006

         770 Illinois Health Facilities Authority, Revenue Bonds, Sarah      No Opt. Call         A      784,838
              Bush Lincoln Health Center, Series 1996B, 5.500%, 2/15/06

       3,000 Illinois Health Facilities Authority, Revenue Bonds, Loyola     No Opt. Call      Baa1    3,270,750
              University Health System, Series 2001A, 5.750%, 7/01/11

       2,675 Pingree Grove Village, Illinois, Tax Assessment Bonds,          No Opt. Call       N/R    2,669,730
              Special Service Area 1 - Cambridge Lakes Project, Series
              2005-1, 5.250%, 3/01/15
----------------------------------------------------------------------------------------------------------------
             Indiana - 0.9%

             Goshen, Indiana, Revenue Refunding Bonds, Greencroft
             Obligation Group, Series 1998:
         715  5.150%, 8/15/05                                                No Opt. Call       N/R      716,537
         790  5.250%, 8/15/07                                                No Opt. Call       N/R      797,489
         680  5.300%, 8/15/08                                                No Opt. Call       N/R      688,378
         775  5.350%, 8/15/09                                              8/08 at 101.00       N/R      781,401

       4,150 Rockport, Indiana, Pollution Control Revenue Refunding          No Opt. Call       BBB    4,263,918
              Bonds, Indiana and Michigan Power Company, Series 2002A,
              4.900%, 6/01/25 (Mandatory put 6/01/07)
----------------------------------------------------------------------------------------------------------------
             Kansas - 1.5%

       2,000 Burlington, Kansas, Environmental Improvement Revenue           No Opt. Call        A3    2,055,700
              Refunding Bonds, Kansas City Power and Light Company,
              Series 1998B, 4.750%, 9/01/15 (Mandatory put 10/01/07)

       5,225 Kansas Department of Transportation, Highway Revenue Bonds,     No Opt. Call       AAA    5,828,697
              Series 1998, 5.500%, 9/01/10 - AMBAC Insured

----
77

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Kansas (continued)

             Shawnee County Unified School District 501, Kansas, General
             Obligation Bonds, Series 2005:
    $  1,300  5.000%, 8/01/10 - FSA Insured                                  No Opt. Call       Aaa $  1,416,051
       2,985  5.000%, 8/01/11 - FSA Insured                                  No Opt. Call       Aaa    3,276,276
----------------------------------------------------------------------------------------------------------------
             Kentucky - 4.1%

       8,500 Ashland, Kentucky, Pollution Control Revenue Refunding          No Opt. Call      Baa2    9,041,705
              Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%,
              11/01/09

       2,170 Christian County, Kentucky, Hospital Revenue Refunding          No Opt. Call        A-    2,221,190
              Bonds, Jennie Stuart Medical Center, Series 1997A, 5.500%,
              7/01/06

       5,285 Kenton County Airport Board, Kentucky, Airport Revenue          No Opt. Call       AAA    5,722,228
              Refunding Bonds, Cincinnati/Northern Kentucky
              International Airport, Series 2002A, 5.625%, 3/01/09
              (Alternative Minimum Tax) - MBIA Insured

             Kentucky Economic Development Finance Authority, Hospital
             System Revenue Refunding and Improvement Bonds, Appalachian
             Regional Healthcare Inc., Series 1997:
       2,670  5.300%, 10/01/05                                               No Opt. Call       BB-    2,676,862
       1,315  5.400%, 10/01/06                                               No Opt. Call       BB-    1,323,626

             Kentucky Turnpike Authority, Economic Development Road
             Revenue Bonds, Revitalization Project, Series 2005B:
       2,740  5.000%, 7/01/10 - AMBAC Insured                                No Opt. Call       AAA    2,972,599
       5,135  5.000%, 7/01/11 - AMBAC Insured                                No Opt. Call       AAA    5,605,161

       2,305 Louisville and Jefferson County Regional Airport Authority,     No Opt. Call       AAA    2,554,194
              Kentucky, Airport System Revenue Bonds, Series 2003C,
              5.500%, 7/01/12 (Alternative Minimum Tax) - FSA Insured

       1,170 Louisville and Jefferson County Regional Airport Authority,     No Opt. Call      Baa3    1,175,359
              Kentucky, Special Facilities Revenue Bonds, Airis
              Louisville LLC Project, Series 1999A, 5.000%, 3/01/09
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Louisiana - 0.6%

       4,950 St. Charles Parish, Louisiana, Pollution Control Revenue        No Opt. Call      Baa2    4,958,514
              Refunding Bonds, Entergy Louisiana Inc., Series 1999A,
              4.900%, 6/01/30 (Mandatory put 6/01/05)
----------------------------------------------------------------------------------------------------------------
             Maine - 0.1%

         845 Maine Educational Loan Marketing Corporation, Student Loan      No Opt. Call        A2      845,177
              Revenue Refunding Bonds, Subordinate Series 1992A-2,
              6.600%, 5/01/05 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Maryland - 0.6%

       1,000 Maryland Energy Financing Administration, Solid Waste           No Opt. Call        A-    1,014,070
              Disposal Revenue Bonds, Baltimore Wheelabrator Water
              Projects LLC, Series 1996, 5.850%, 12/01/05 (Alternative
              Minimum Tax)

             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds, Medstar Health, Series 2004:
         515  5.000%, 8/15/09                                                No Opt. Call      Baa1      541,270
       1,755  5.000%, 8/15/10                                                No Opt. Call      Baa1    1,853,578

       1,220 Maryland Health and Higher Educational Facilities               No Opt. Call         A    1,300,410
              Authority, Revenue Bonds, LifeBridge Health System, Series
              2004A, 5.000%, 7/01/09
----------------------------------------------------------------------------------------------------------------
             Massachusetts - 6.2%

             Massachusetts Educational Finance Authority, Educational
             Loan Revenue Bonds, Issue E, Series 1997B:
         830  5.250%, 7/01/06 (Alternative Minimum Tax) - AMBAC Insured      No Opt. Call       AAA      834,582
       1,165  5.350%, 7/01/07 (Alternative Minimum Tax) - AMBAC Insured    7/06 at 102.00       AAA    1,171,990

       9,250 Massachusetts, General Obligation Refunding Bonds,              No Opt. Call        AA   10,157,240
              Consolidated Loan, Series 2001C, 5.500%, 12/01/09

       3,175 Massachusetts, General Obligation Refunding Bonds, Series       No Opt. Call       AAA    3,563,112
              1997A, 5.750%, 8/01/10 - AMBAC Insured

       5,000 Massachusetts, Federal Highway Grant Anticipation Notes,     12/10 at 100.00       Aaa    5,566,950
              Series 2000A, 5.750%, 12/15/12 - FSA Insured

             Massachusetts Development Finance Agency, Resource Recovery
             Revenue Bonds, SEMass System, Series 2001A:
       5,000  5.500%, 1/01/10 - MBIA Insured                                 No Opt. Call       AAA    5,469,050
       5,000  5.625%, 1/01/12 - MBIA Insured                                 No Opt. Call       AAA    5,584,550

----
78

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------
             Massachusetts (continued)

    $    700 Massachusetts Health and Educational Facilities Authority,     No Opt. Call       AA- $    747,684
              Revenue Bonds, Partners HealthCare System Inc., Series
              1999B, 5.000%, 7/01/09

             Massachusetts Health and Educational Facilities Authority,
             Revenue Bonds, Berkshire Health System, Series 2001E:
       1,270  5.250%, 10/01/09 - RAAI Insured                               No Opt. Call        AA    1,366,215
         545  5.250%, 10/01/10 - RAAI Insured                               No Opt. Call        AA      591,014
       1,625  5.000%, 10/01/11 - RAAI Insured                               No Opt. Call        AA    1,749,540

             Massachusetts Industrial Finance Agency, Resource Recovery
             Remarketed Revenue Refunding Bonds, Ogden Haverhill
             Project, Series 1992A:
       2,000  4.850%, 12/01/05                                              No Opt. Call       BBB    2,013,320
       2,970  4.950%, 12/01/06                                              No Opt. Call       BBB    3,017,965

             Massachusetts Industrial Finance Agency, Resource Recovery
             Revenue Refunding Bonds, Ogden Haverhill Project, Series
             1998A:
       1,745  5.150%, 12/01/07 (Alternative Minimum Tax)                    No Opt. Call       BBB    1,794,261
       2,500  5.200%, 12/01/08 (Alternative Minimum Tax)                    No Opt. Call       BBB    2,558,125

       5,000 Massachusetts, Special Obligation Refunding Notes, Federal     No Opt. Call       Aaa    5,419,500
              Highway Grant Anticipation Note Program, Series 2003A,
              5.000%, 12/15/10 - FSA Insured
---------------------------------------------------------------------------------------------------------------
             Michigan - 2.6%

       1,050 Dundee Community School District, Monroe County, Michigan,     No Opt. Call       AAA    1,146,401
              General Obligation Bonds, Series 2005, 5.000%, 5/01/11 -
              FGIC Insured

       2,000 Kent Hospital Finance Authority, Michigan, Revenue Bonds,    7/11 at 101.00        AA    2,217,240
              Spectrum Health, Series 2001A, 5.500%, 1/15/12

             Michigan Municipal Bond Authority, General Obligation
             Bonds, Detroit City School District, Series 2005:
       7,500  5.000%, 6/01/07 (WI, settling 5/24/05) - FSA Insured          No Opt. Call       AAA    7,822,725
       3,000  5.000%, 6/01/11 (WI, settling 5/24/05) - FSA Insured          No Opt. Call       AAA    3,253,650

       1,150 Michigan State Hospital Finance Authority, Collateralized      No Opt. Call      Baa2    1,157,649
              Loan, Detroit Medical Center, Series 2001, 7.360%, 3/01/07

             Michigan State Hospital Finance Authority, Hospital Revenue
             Refunding Bonds, Henry Ford Health System, Series 2003A:
       2,000  5.000%, 3/01/09                                               No Opt. Call        A1    2,104,440
       3,000  5.500%, 3/01/13                                               No Opt. Call        A1    3,309,000
---------------------------------------------------------------------------------------------------------------
             Minnesota - 0.5%

       3,725 University of Minnesota, Intermediate Term Financing           No Opt. Call        AA    4,014,209
              Revenue Bonds, Series 2004A, 5.000%, 7/01/09
---------------------------------------------------------------------------------------------------------------
             Mississippi - 1.0%

       5,000 Mississippi Higher Education Assistance Corporation,           No Opt. Call        A2    5,326,650
              Student Loan Revenue Bonds, Series 2000B-3,
              5.450%, 3/01/10 (Alternative Minimum Tax)

       2,660 Mississippi Hospital Equipment and Facilities Authority,       No Opt. Call      BBB+    2,753,978
              Revenue Refunding Bonds, Southwest Regional Medical
              Center, Series 2003, 5.000%, 4/01/13
---------------------------------------------------------------------------------------------------------------
             Missouri - 0.3%

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Lutheran Senior Services, Series 1997:
         600  5.400%, 2/01/06                                               No Opt. Call       N/R      608,184
         700  5.500%, 2/01/07                                               No Opt. Call       N/R      721,798

       1,000 St. Louis, Missouri, Airport Revenue Bonds, Capital            No Opt. Call       AAA    1,114,530
              Improvement Program, Lambert-St. Louis International
              Airport, Series 1997B, 6.000%, 7/01/10 (Alternative
              Minimum Tax) - FGIC Insured
---------------------------------------------------------------------------------------------------------------
             Montana - 0.4%

       3,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue    No Opt. Call      BBB+    3,148,110
              Refunding Bonds, Portland General Electric Company, Series
              1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)

----
79

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Nebraska - 0.7%

             Douglas County Hospital Authority 2, Nebraska, Health
             Facilities Revenue Bonds, Nebraska Medical Center, Series
             2003:
    $  1,330  5.000%, 11/15/07                                               No Opt. Call        A1 $  1,388,360
       1,725  5.000%, 11/15/08                                               No Opt. Call        A1    1,821,652
       2,540  5.000%, 11/15/09                                               No Opt. Call        A1    2,699,741
----------------------------------------------------------------------------------------------------------------
             Nevada - 0.8%

             Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe
             Hospital, Series 2002:
         455  5.250%, 9/01/06                                                No Opt. Call      BBB+      465,256
         670  5.500%, 9/01/07                                                No Opt. Call      BBB+      697,892
         610  5.500%, 9/01/08                                                No Opt. Call      BBB+      643,196
         685  5.500%, 9/01/09                                                No Opt. Call      BBB+      728,662
         535  5.750%, 9/01/10                                                No Opt. Call      BBB+      579,523
         970  6.000%, 9/01/13                                              9/12 at 101.00      BBB+    1,075,866

       2,000 Las Vegas Convention and Visitors Authority, Nevada,            No Opt. Call       AAA    2,182,720
              Revenue Bonds, Series 1999, 5.500%, 7/01/09 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             New Jersey - 4.7%

             New Jersey Higher Education Assistance Authority, Student
             Loan Revenue Bonds, Series 2000A:
       3,430  5.750%, 6/01/09 (Alternative Minimum Tax) - MBIA Insured       No Opt. Call       AAA    3,439,810
       3,070  5.800%, 6/01/10 (Alternative Minimum Tax) - MBIA Insured       No Opt. Call       AAA    3,079,578
       3,390  5.900%, 6/01/11 (Alternative Minimum Tax) - MBIA Insured     6/10 at 101.00       AAA    3,401,458

       3,075 New Jersey Health Care Facilities Financing Authority,        1/09 at 101.00       AAA    3,321,769
              Revenue Bonds, Virtua Health System, Series 1998, 5.250%,
              7/01/10 - FSA Insured

       7,000 New Jersey Economic Development Authority, Cigarette Tax        No Opt. Call       BBB    7,378,980
              Revenue Bonds, Series 2004, 5.000%, 6/15/08

      10,000 New Jersey Transportation Trust Fund Authority,                 No Opt. Call       AAA   11,077,600
              Transportation System Bonds, Series 2005C, 5.250%, 6/15/11
              - MBIA Insured

       3,490 New Jersey Transportation Trust Fund Authority,                 No Opt. Call        A+    3,736,569
              Transportation System Bonds, Series 2003C, 5.000%, 6/15/09

       2,625 North Hudson Sewerage Authority, New Jersey, Sewerage           No Opt. Call       Aaa    2,897,711
              Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 -
              FGIC Insured
----------------------------------------------------------------------------------------------------------------
             New Mexico - 1.3%

       2,055 New Mexico Mortgage Finance Authority, FNMA Multifamily         No Opt. Call       Aaa    2,146,283
              Housing Revenue Refunding Bonds, Hunter's Ridge
              Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put
              7/01/11)

       2,000 New Mexico Mortgage Finance Authority, FNMA Multifamily         No Opt. Call       Aaa    2,088,840
              Housing Revenue Refunding Bonds, Sombra del Oso
              Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put
              7/01/11)

             New Mexico Hospital Equipment Loan Council, Hospital
             Revenue Bonds, Presbyterian Healthcare Services, Series
             2001A:
       2,710  4.800%, 8/01/10                                                No Opt. Call       Aa3    2,864,985
       3,505  4.900%, 8/01/11                                                No Opt. Call       Aa3    3,735,769
----------------------------------------------------------------------------------------------------------------
             New York - 11.4%

             Albany Housing Authority, Albany, New York, Limited
             Obligation Bonds, Series 1995:
       1,000  5.600%, 10/01/05                                               No Opt. Call        A3    1,010,730
         500  5.700%, 10/01/06                                            10/05 at 102.00        A3      515,105

         700 Albany Housing Authority, Albany, New York, Limited          10/05 at 102.00        A3      721,217
              Obligation Refunding Bonds, Series 1995, 5.850%, 10/01/07

       5,525 Long Island Power Authority, New York, Electric System          No Opt. Call       AAA    6,280,102
              General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 -
              FSA Insured

       2,800 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call        A1    2,889,264
              Series 1996I, 6.500%, 3/15/06

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2003A:
       2,880  5.500%, 8/01/10                                                No Opt. Call        A1    3,167,222
       2,000  5.000%, 8/01/10                                                No Opt. Call        A1    2,153,720

----
80

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             New York (continued)

    $  5,000 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call        A1 $  5,577,900
              Series 2003B, 5.500%, 8/01/12

             New York City, New York, General Obligation Bonds, Fiscal
             Series 1996G:
         210  5.750%, 2/01/06                                                No Opt. Call     A1***      214,916
         290  5.750%, 2/01/06                                                No Opt. Call        A1      296,409

         435 Dormitory Authority of the State of New York, Revenue         7/06 at 102.00       Ba3      438,880
              Bonds, Nyack Hospital, Series 1996, 6.000%, 7/01/06

       2,775 Dormitory Authority of the State of New York, Revenue           No Opt. Call       AAA    3,027,941
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005D, 5.000%, 2/15/11 - FGIC Insured

             Dormitory Authority of the State of New York, Revenue
             Bonds, Winthrop-South Nassau University Hospital
             Association, Series 2003A:
         985  5.500%, 7/01/12                                                No Opt. Call      Baa1    1,077,886
       1,040  5.500%, 7/01/13                                                No Opt. Call      Baa1    1,136,782

             Dormitory Authority of the State of New York, Revenue
             Bonds, State University Educational Facilities, Series
             1990B:
       1,990  7.500%, 5/15/11                                                No Opt. Call    AA-***    2,348,120
       4,800  7.500%, 5/15/11                                                No Opt. Call       AA-    5,445,936

       5,000 New York State Environmental Facilities Corporation, State      No Opt. Call       AAA    5,661,850
              Water Pollution Control Revolving Fund Revenue Bonds, New
              York City Municipal Water Finance Authority, Series 1997E,
              6.000%, 6/15/10 - MBIA Insured

       2,660 New York State Housing Finance Agency, Service Contract         No Opt. Call       AA-    2,740,970
              Revenue Bonds, Series 2003K, 4.000%, 9/15/08

       4,350 Dormitory Authority of the State of New York, Revenue           No Opt. Call      BBB-    4,353,611
              Bonds, Mount Sinai NYU Health Obligated Group, Series
              2002C, 5.750%, 7/01/13 (Optional put 7/01/05)

       6,000 New York State Thruway Authority, Highway and Bridge Trust      No Opt. Call       AAA    6,569,820
              Fund, Second General, Series 2003B, 5.000%, 4/01/11 - FSA
              Insured

       4,630 New York State Urban Development Corporation, Revenue           No Opt. Call       AAA    5,396,960
              Bonds, Correctional Facilities, Series 1994A, 6.500%,
              1/01/11 - FSA Insured

       8,000 New York State Urban Development Corporation, Service           No Opt. Call       AA-    8,805,440
              Contract Revenue Bonds, Correctional and Youth Facilities,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       1,500 Niagara County Industrial Development Agency, New York,      11/11 at 101.00       BBB    1,613,730
              Solid Waste Disposal Facility Revenue Refunding Bonds,
              American Ref-Fuel Company of Niagara LP, Series 2001B,
              5.550%, 11/15/24 (Alternative Minimum Tax) (Mandatory put
              11/15/13)

       2,000 Port Authority of New York and New Jersey, Special Project      No Opt. Call       N/R    2,109,680
              Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
              (Alternative Minimum Tax)

       3,035 Port Authority of New York and New Jersey, Special Project      No Opt. Call       AAA    3,089,235
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 6.000%, 12/01/05 (Alternative Minimum Tax) - MBIA
              Insured

         895 Suffolk County Industrial Development Agency, New York,         No Opt. Call       N/R      914,959
              Revenue Bonds, Nissequogue Cogeneration Partners Facility,
              Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

      12,265 Suffolk County Industrial Development Agency, New York,         No Opt. Call       AAA   13,609,367
              Resource Recovery Revenue Bonds, Huntington LP, Series
              1999, 5.950%, 10/01/09 (Alternative Minimum Tax) - AMBAC
              Insured

       3,225 Triborough Bridge and Tunnel Authority, New York,               No Opt. Call       AA-    3,579,911
              Convention Center Bonds, Series 1990E, 7.250%, 1/01/10
----------------------------------------------------------------------------------------------------------------
             North Carolina - 2.4%

       4,000 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call       BBB    4,383,640
              Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12

       7,000 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call       BBB    7,528,010
              Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10

       4,500 North Carolina Municipal Power Agency 1, Catawba Electric       No Opt. Call        A3    4,948,200
              Revenue Bonds, Series 2003A, 5.500%, 1/01/11

----
81

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------
             North Carolina (continued)

             University of North Carolina, Chapel Hill, Revenue Bonds,
             Hospital System, Series 2005A:
    $  1,355  5.000%, 2/01/11 (WI, settling 5/25/05)                        No Opt. Call       AA- $  1,453,807
       1,000  5.000%, 2/01/13 (WI, settling 5/25/05)                        No Opt. Call       AA-    1,076,490
---------------------------------------------------------------------------------------------------------------
             Ohio - 6.4%

       2,585 Akron, Bath and Copley Joint Township Hospital District,       No Opt. Call      Baa1    2,658,311
              Ohio, Hospital Facilities Revenue Bonds, Summa Health
              System, Series 1998A, 5.000%, 11/15/08

         335 Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate    No Opt. Call    N/R***      349,388
              Revenue Refunding Bonds, Rock and Roll Hall of Fame and
              Museum Project, Series 1997, 5.600%, 12/01/06

             Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland
             Clinic Health System, Series 2003A:
       3,000  5.500%, 1/01/11                                               No Opt. Call       Aa3    3,293,970
       2,000  5.500%, 1/01/12                                               No Opt. Call       Aa3    2,214,140

             Erie County, Ohio, Hospital Facilities Revenue Bonds,
             Firelands Regional Medical Center, Series 2002A:
       1,140  5.500%, 8/15/11                                               No Opt. Call         A    1,232,215
         845  5.500%, 8/15/12                                               No Opt. Call         A      916,825

         270 Miami County, Ohio, Hospital Facilities Revenue Refunding      No Opt. Call      BBB+      277,673
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996C, 6.000%, 5/15/06

       4,900 Ohio, Higher Education Capital Facilities Appropriation        No Opt. Call        AA    5,326,251
              Bonds, Series 2001-IIA, 5.500%, 12/01/08

       1,775 Ohio, General Obligation Bonds, Infrastructure                 No Opt. Call       AA+    1,905,090
              Improvements, Series 2002B, 5.000%, 3/01/09

       8,915 Ohio, General Obligation Refunding Bonds, Higher Education,    No Opt. Call       AA+   10,140,278
              Series 2002C, 5.500%, 11/01/12

       7,300 Ohio, State Appropriation Lease Bonds, Higher Education        No Opt. Call       AAA    7,929,552
              Capital Facilities, Series 2004A-II, 5.000%, 8/01/10 -
              AMBAC Insured

         890 Ohio, Economic Development Revenue Bonds, Enterprise Bond      No Opt. Call       AA-      915,846
              Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10
              (Alternative Minimum Tax)

       6,000 Ohio State Building Authority, State Facilities Bonds,         No Opt. Call       AAA    6,514,860
              Administrative Building Fund Projects, Series 2004B,
              5.000%, 10/01/10 - MBIA Insured

       5,000 Ohio State Building Authority, State Facilities Bonds,         No Opt. Call       AAA    5,429,050
              Adult Correctional Building Fund Project, Series 2004C,
              5.000%, 10/01/10 - MBIA Insured

       2,235 Ohio Water Development Authority, Water Pollution Control      No Opt. Call       AAA    2,445,671
              Loan Fund Revenue Bonds, Water Quality Project, Series
              2004, 5.000%, 12/01/10

             Sandusky County, Ohio, Hospital Facilities Revenue
             Refunding Bonds, Memorial Hospital, Series 1998:
         830  5.000%, 1/01/06                                               No Opt. Call      BBB-      835,461
         450  5.050%, 1/01/07                                               No Opt. Call      BBB-      456,233
         720  5.100%, 1/01/09                                             1/08 at 102.00      BBB-      731,988
---------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.0%

       6,000 Oklahoma Capitol Improvement Authority, State Highway          No Opt. Call       AAA    6,495,180
              Capital Improvement Revenue Bonds, Series 2000, 5.000%,
              12/01/09 - MBIA Insured

       1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   6/07 at 100.00        B-    1,457,520
              Bonds, American Airlines Inc., Series 2001A, 5.375%,
              12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/06)
---------------------------------------------------------------------------------------------------------------
             Oregon - 3.1%

       7,500 Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds,  5/08 at 100.00       BBB    7,568,325
              Waste Management Inc., Variable Rate Demand Obligations,
              Series 2000A, 4.150%, 8/01/25 (Alternative Minimum Tax)
              (Mandatory put 5/01/09)

             Oregon Department of Administrative Services, Certificates
             of Participation Refunding, Series 2002B:
       3,910  5.000%, 5/01/08 - MBIA Insured                                No Opt. Call       AAA    4,144,952
       1,250  5.000%, 5/01/09 - MBIA Insured                                No Opt. Call       AAA    1,342,663

             Oregon Department of Administrative Services, Certificates
             of Participation, Series 2004C:
       4,060  5.000%, 5/01/10 - FSA Insured                                 No Opt. Call       AAA    4,406,277
       4,600  5.000%, 5/01/11 - FSA Insured                                 No Opt. Call       AAA    5,027,570

       2,380 Portland, Oregon, Water System Revenue Bonds, Series 2004B,    No Opt. Call       Aa1    2,571,090
              5.000%, 10/01/09

----
82

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.1%

    $  2,000 Allegheny County, Pennsylvania, Greater Pittsburgh             No Opt. Call       AAA $  2,162,360
              International Airport Revenue Refunding Bonds, Series
              1999, 5.625%, 1/01/10 (Alternative Minimum Tax) - FGIC
              Insured

             Delaware County Industrial Development Authority,
             Pennsylvania, Resource Recovery Revenue Refunding Bonds,
             Series 1997A:
       4,000  6.500%, 1/01/08                                               No Opt. Call       BBB    4,222,200
       7,000  6.000%, 1/01/09                                             1/08 at 102.00       BBB    7,369,390

       4,000 Pennsylvania Economic Development Financing Authority,       7/05 at 101.00      BBB-    4,035,120
              Senior Lien Resource Recovery Revenue Bonds, Northampton
              Generating Project, Series 1994A, 6.500%, 1/01/13
              (Alternative Minimum Tax)

       2,510 Pennsylvania Higher Educational Facilities Authority,          No Opt. Call       AAA    2,737,356
              Revenue Bonds, Allegheny Delaware Valley Obligated Group,
              Series 1996A, 5.600%, 11/15/09 - MBIA Insured

         470 Philadelphia Redevelopment Authority, Pennsylvania,            No Opt. Call       N/R      473,182
              Multifamily Housing Mortgage Revenue Bonds, Cricket Court
              Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative
              Minimum Tax)

       4,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Series     No Opt. Call       AAA    4,320,640
              2005A, 5.000%, 9/01/10 (WI, settling 5/10/05) - MBIA
              Insured
---------------------------------------------------------------------------------------------------------------
             South Carolina - 1.8%

             Charleston County, South Carolina, Revenue Bonds,
             CareAlliance Heath Services, Series 2004A:
       1,690  5.000%, 8/15/08                                               No Opt. Call        A-    1,774,973
       1,400  5.000%, 8/15/09                                               No Opt. Call        A-    1,479,954
       1,980  5.000%, 8/15/10                                               No Opt. Call        A-    2,105,849

       7,215 Greenville County School District, South Carolina,             No Opt. Call       AA-    7,811,608
              Installment Purchase Revenue Bonds, Series 2002,
              5.250%, 12/01/09

       1,325 Lexington County Health Service District, South Carolina,      No Opt. Call         A    1,460,269
              Hospital Revenue Refunding and Improvement Bonds, Series
              2003, 5.500%, 11/01/13
---------------------------------------------------------------------------------------------------------------
             Tennessee - 3.2%

      10,000 Memphis, Tennessee, Subordinate Lien Electric System           No Opt. Call       AAA   10,952,000
              Revenue Bonds, Series 2003A, 5.000%, 12/01/12 - MBIA
              Insured

             Metropolitan Government of Nashville-Davidson County Health
             and Educational Facilities Board, Tennessee, Revenue
             Refunding Bonds, Blakeford at Green Hills, Series 1998:
         400  5.150%, 7/01/05                                               No Opt. Call       N/R      400,524
         400  5.250%, 7/01/06                                             7/05 at 100.00       N/R      400,364
         500  5.300%, 7/01/07                                             7/05 at 100.00       N/R      500,360
         500  5.350%, 7/01/08                                             7/05 at 100.00       N/R      500,335
         500  5.400%, 7/01/09                                             7/05 at 100.00       N/R      500,290

       7,350 Shelby County Health, Educational and Housing Facilities       No Opt. Call       N/R    7,683,176
              Board, Tennessee, Revenue Bonds, Baptist Memorial
              Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put
              10/01/08)

             Sullivan County Health, Educational, and Housing Facilities
             Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
             System, Series 2002:
       1,645  5.750%, 9/01/08                                               No Opt. Call      BBB+    1,744,654
       1,740  6.125%, 9/01/09                                               No Opt. Call      BBB+    1,889,588
       1,350  6.250%, 9/01/10                                               No Opt. Call      BBB+    1,491,088
---------------------------------------------------------------------------------------------------------------
             Texas - 4.2%

       4,330 Brazos River Authority, Texas, Pollution Control Revenue       No Opt. Call       BBB    4,397,332
              Bonds, Texas Utilities Company, Series 1995B, 5.050%,
              6/01/30 (Alternative Minimum Tax) (Mandatory put 6/19/06)
              (a)

       4,000 Brazos River Authority, Texas, Pollution Control Revenue       No Opt. Call       BBB    4,654,840
              Refunding Bonds, TXU Energy Company LLC, Series 2003A,
              6.750%, 4/01/38 (Alternative Minimum Tax) (Mandatory put
              4/01/13) (a)

       3,050 Houston, Texas, Subordinate Lien Airport System Revenue        No Opt. Call       AAA    3,253,435
              Refunding Bonds, Series 2001A, 5.000%, 7/01/10
              (Alternative Minimum Tax) - FGIC Insured

       3,180 Lower Colorado River Authority, Texas, Electric Revenue        No Opt. Call       AAA    3,438,184
              Bonds, Series 2004, 5.000%, 5/15/10 - AMBAC Insured

       4,200 North Central Texas Health Facilities Development              No Opt. Call       AA-    4,467,498
              Corporation, Revenue Bonds, Baylor Healthcare System,
              Series 2002, 5.500%, 5/15/08

----
83

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Texas (continued)

    $  5,200 Sam Rayburn Municipal Power Agency, Texas, Power Supply         No Opt. Call        AA $  5,525,624
              System Revenue Refunding Bonds, Series 2002A, 5.000%,
              10/01/09 - RAAI Insured

       2,805 Tom Green County Health Facilities Development Corporation,     No Opt. Call      Baa3    3,007,633
              Texas, Hospital Revenue Bonds, Shannon Health System
              Project, Series 2001, 6.200%, 5/15/11

       4,000 Trinity River Authority of Texas, Pollution Control Revenue     No Opt. Call      Baa2    4,122,560
              Refunding Bonds, TXU Electric Company, Series 2001A,
              5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put
              11/01/06)

       1,300 Board of Regents, University of Texas System, Financing         No Opt. Call       AAA    1,413,269
              System Revenue Bonds, Series 2004C, 5.000%, 8/15/10
----------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.3%

       2,070 Virgin Islands Water and Power Authority, Electric System       No Opt. Call       N/R    2,114,981
              Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/06
----------------------------------------------------------------------------------------------------------------
             Virginia - 3.2%

       2,850 Newport News Redevelopment and Housing Authority, Virginia,   5/05 at 102.00       AAA    2,912,615
              FNMA Multifamily Housing Revenue Refunding Bonds,
              Fredericksburg-Oxford Project, Series 1997A, 5.550%,
              5/01/27 (Mandatory put 5/01/07)

       2,000 Pocahontas Parkway Association, Virginia, Senior Lien           No Opt. Call        BB    2,024,620
              Revenue Bonds, Route 895 Connector Toll Road, Series
              1998A, 5.000%, 8/15/06

       7,000 Southeastern Public Service Authority, Virginia, Senior         No Opt. Call       AAA    7,680,470
              Revenue Refunding Bonds, Regional Solid Waste System,
              Series 1993A, 5.250%, 7/01/10 - MBIA Insured

       8,085 Virginia Port Authority, General Fund Revenue Bonds, Series     No Opt. Call       AA+    8,693,154
              1998, 5.500%, 7/01/08 (Alternative Minimum Tax)

       5,000 York County Industrial Development Authority, Virginia,      11/06 at 101.00        A3    5,225,150
              Pollution Control Revenue Bonds, Virginia Electric and
              Power Company, Series 1985, 5.500%, 7/01/09
----------------------------------------------------------------------------------------------------------------
             Washington - 2.6%

       6,000 Energy Northwest, Washington, Electric Revenue Refunding        No Opt. Call       AAA    6,651,840
              Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 -
              XLCA Insured

       2,000 Seattle, Washington, Municipal Light and Power Revenue       10/09 at 101.00    Aa3***    2,260,240
              Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded to
              10/01/09)

       4,160 Seattle, Washington, Solid Waste Utility Revenue Refunding      No Opt. Call       AAA    4,389,714
              Bonds, Series 1999, 5.500%, 8/01/07 - FSA Insured

       3,000 Snohomish County Public Utility District 1, Washington,         No Opt. Call        A1    3,038,910
              Electric System Revenue Bonds, Series 2003, 5.000%,
              12/01/05

       1,000 Snohomish County Public Utility District 1, Washington,         No Opt. Call       AAA    1,078,220
              Electric System Revenue Bonds, Series 2004, 5.000%,
              12/01/09 - FSA Insured

       3,500 Washington Public Power Supply System, Revenue Refunding        No Opt. Call       AAA    3,906,560
              Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 -
              FSA Insured

----
84

   Principal                                                              Optional Call                 Market
Amount (000) Description                                                    Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------------------------
             Wisconsin - 0.7%

    $  1,000 Wisconsin Health and Educational Facilities Authority,        No Opt. Call       N/R $  1,042,290
              Revenue Bonds, FH Healthcare Development Inc., Series
              1999, 5.625%, 11/15/09

             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Froedtert and Community Health Obligated
             Group, Series 2001:
       1,000  5.625%, 10/01/10                                             No Opt. Call       AA-    1,090,430
       1,100  5.625%, 10/01/11                                             No Opt. Call       AA-    1,208,811

             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Marshfield Clinic, Series 2001B:
         600  6.250%, 2/15/09                                              No Opt. Call      BBB+      649,043
       1,250  6.500%, 2/15/12                                              No Opt. Call      BBB+    1,415,400
--------------------------------------------------------------------------------------------------------------
    $762,935 Total Long-Term Investments (cost $802,587,262) - 99.2%                               814,207,060
--------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.8%                                                    6,571,777
             ------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                    $820,778,837
             ------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
           (a)The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
          (WI)Security purchased on a when-issued basis.
           # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                                See accompanying notes to financial statements.

----
85

Statement of Assets and Liabilities
April 30, 2005

                                                                                                                   Intermediate
                                                                          High Yield  All-American       Insured       Duration
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value                                         $1,460,426,344  $352,410,314  $899,783,246  $2,630,011,703
(cost $1,394,830,996, $330,520,222, $841,433,843, $2,527,821,997 and
 $802,587,262, respectively)
Receivables:
  Interest                                                               27,080,031     5,837,869    13,078,329      43,395,977
  Investments sold                                                        1,065,000         5,029       150,000       4,964,228
  Shares sold                                                            24,948,650       239,379       596,595         459,946
Other assets                                                                 11,607        23,794        57,127         186,788
--------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                      1,513,531,632   358,516,385   913,665,297   2,679,018,642
--------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                            1,212,372       730,974     1,937,926       5,314,991
Payables:
  Investments purchased                                                  29,260,596            --    17,170,208      12,639,241
  Shares redeemed                                                           765,154       166,046       756,683       1,825,436
Accrued expenses:
  Management fees                                                           646,629       139,800       340,035         965,066
  12b-1 distribution and service fees                                       508,220       115,530        85,353         108,379
  Other                                                                     224,066        95,380       292,776         885,314
Dividends payable                                                         5,949,014     1,263,878     3,083,948       8,506,593
--------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                    38,566,051     2,511,608    23,666,929      30,245,020
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $1,474,965,581  $356,004,777  $889,998,368  $2,648,773,622
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                           $  786,920,954  $234,606,368  $200,707,249  $  250,322,209
Shares outstanding                                                       36,029,359    21,260,423    18,186,005      27,521,680
Net asset value per share                                            $        21.84  $      11.03  $      11.04  $         9.10
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%,
 respectively, of offering price)                                    $        22.80  $      11.51  $      11.52  $         9.38
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                           $  146,041,215  $ 40,377,027  $ 40,776,614  $   36,105,843
Shares outstanding                                                        6,693,488     3,652,579     3,691,516       3,962,396
Net asset value and offering price per share                         $        21.82  $      11.05  $      11.05  $         9.11
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                           $  463,434,697  $ 74,253,887  $ 33,857,249  $   63,972,120
Shares outstanding                                                       21,231,016     6,732,084     3,089,291       7,024,396
Net asset value and offering price per share                         $        21.83  $      11.03  $      10.96  $         9.11
--------------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                           $   78,568,715  $  6,767,495  $614,657,256  $2,298,373,450
Shares outstanding                                                        3,596,092       611,582    55,833,376     252,365,362
Net asset value and offering price per share                         $        21.85  $      11.07  $      11.01  $         9.11
--------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
--------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                      $1,410,150,780  $347,641,327  $827,563,981  $2,534,091,568
Undistributed (Over-distribution of) net investment income                 (535,096)     (232,611)     (410,230)      4,431,703
Accumulated net realized gain (loss) from investments                      (245,451)  (13,294,031)    4,495,214       8,060,645
Net unrealized appreciation of investments                               65,595,348    21,890,092    58,349,403     102,189,706
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $1,474,965,581  $356,004,777  $889,998,368  $2,648,773,622
--------------------------------------------------------------------------------------------------------------------------------

                                                                           Limited
                                                                              Term
----------------------------------------------------------------------------------
Assets
Investments, at market value                                         $814,207,060
(cost $1,394,830,996, $330,520,222, $841,433,843, $2,527,821,997 and
 $802,587,262, respectively)
Receivables:
  Interest                                                             12,378,647
  Investments sold                                                     15,612,603
  Shares sold                                                           1,852,294
Other assets                                                               43,277
----------------------------------------------------------------------------------
    Total assets                                                      844,093,881
----------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                            750,301
Payables:
  Investments purchased                                                17,875,222
  Shares redeemed                                                       1,856,646
Accrued expenses:
  Management fees                                                         281,541
  12b-1 distribution and service fees                                     222,238
  Other                                                                   187,804
Dividends payable                                                       2,141,292
----------------------------------------------------------------------------------
    Total liabilities                                                  23,315,044
----------------------------------------------------------------------------------
Net assets                                                           $820,778,837
----------------------------------------------------------------------------------
Class A Shares
Net assets                                                           $489,919,732
Shares outstanding                                                     45,513,381
Net asset value per share                                            $      10.76
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%,
 respectively, of offering price)                                    $      11.04
----------------------------------------------------------------------------------
Class B Shares
Net assets                                                           $        N/A
Shares outstanding                                                            N/A
Net asset value and offering price per share                         $        N/A
----------------------------------------------------------------------------------
Class C Shares
Net assets                                                           $313,073,244
Shares outstanding                                                     29,152,955
Net asset value and offering price per share                         $      10.74
----------------------------------------------------------------------------------
Class R Shares
Net assets                                                           $ 17,785,861
Shares outstanding                                                      1,659,724
Net asset value and offering price per share                         $      10.72
----------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------
Capital paid-in                                                      $812,932,085
Undistributed (Over-distribution of) net investment income                135,058
Accumulated net realized gain (loss) from investments                  (3,908,104)
Net unrealized appreciation of investments                             11,619,798
----------------------------------------------------------------------------------
Net assets                                                           $820,778,837
----------------------------------------------------------------------------------

N/A - LimitedTerm is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
86

Statement of Operations
Year Ended April 30, 2005

                                                                                                              Intermediate
                                                                       High Yield All-American       Insured      Duration
---------------------------------------------------------------------------------------------------------------------------
Investment Income                                                   $ 57,824,429   $18,860,640  $46,089,792  $123,903,994
---------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                        5,091,240     1,663,030    4,226,901    12,003,177
12b-1 service fees - Class A                                             922,670       449,430      395,968       482,491
12b-1 distribution and service fees - Class B                          1,168,582       397,352      401,530       352,672
12b-1 distribution and service fees - Class C                          2,046,095       536,742      256,129       473,062
Shareholders' servicing agent fees and expenses                          520,540       190,396      631,060     1,925,389
Custodian's fees and expenses                                            240,437        90,834      215,535       595,841
Trustees' fees and expenses                                               17,899         8,848       20,537        61,910
Professional fees                                                        143,756        22,151       45,817       156,106
Shareholders' reports - printing and mailing expenses                    107,709        32,013       93,767       236,762
Federal and state registration fees                                      238,929        52,541       68,200        71,478
Portfolio insurance expense                                                   --            --        4,442            --
Other expenses                                                            22,230        11,548       28,335        77,592
---------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                            10,520,087     3,454,885    6,388,221    16,436,480
Custodian fee credit                                                     (44,334)      (11,314)     (17,309)      (60,652)
---------------------------------------------------------------------------------------------------------------------------
Net expenses                                                          10,475,753     3,443,571    6,370,912    16,375,828
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 47,348,676    15,417,069   39,718,880   107,528,166
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments                                (12,176)       19,704    7,541,196    14,057,207
Net change in unrealized appreciation (depreciation) of investments   54,508,425     8,791,996    7,531,171    46,869,368
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                      54,496,249     8,811,700   15,072,367    60,926,575
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $101,844,925   $24,228,769  $54,791,247  $168,454,741
---------------------------------------------------------------------------------------------------------------------------

                                                                         Limited
                                                                            Term
--------------------------------------------------------------------------------
Investment Income                                                   $34,102,304
--------------------------------------------------------------------------------
Expenses
Management fees                                                       3,575,113
12b-1 service fees - Class A                                            999,671
12b-1 distribution and service fees - Class B                               N/A
12b-1 distribution and service fees - Class C                         1,846,021
Shareholders' servicing agent fees and expenses                         400,323
Custodian's fees and expenses                                           207,691
Trustees' fees and expenses                                              19,107
Professional fees                                                        86,261
Shareholders' reports - printing and mailing expenses                    70,486
Federal and state registration fees                                      61,543
Portfolio insurance expense                                                  --
Other expenses                                                           27,068
--------------------------------------------------------------------------------
Total expenses before custodian fee credit                            7,293,284
Custodian fee credit                                                    (13,532)
--------------------------------------------------------------------------------
Net expenses                                                          7,279,752
--------------------------------------------------------------------------------
Net investment income                                                26,822,552
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments                              (760,509)
Net change in unrealized appreciation (depreciation) of investments  (1,335,060)
--------------------------------------------------------------------------------
Net realized and unrealized gain                                     (2,095,569)
--------------------------------------------------------------------------------
Net increase in net assets from operations                          $24,726,983
--------------------------------------------------------------------------------

N/A - LimitedTerm is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
87

Statement of Changes in Net Assets

                                                                               High Yield                  All-American
                                                                      ----------------------------  --------------------------
                                                                           Year Ended    Year Ended    Year Ended    Year Ended
                                                                              4/30/05       4/30/04       4/30/05       4/30/04
-------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $   47,348,676  $ 20,269,663  $ 15,417,069  $ 16,503,375
Net realized gain (loss) from investments                                    (12,176)    1,102,045        19,704    (1,635,699)
Net change in unrealized appreciation (depreciation) of investments       54,508,425     9,479,128     8,791,996    (4,282,125)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               101,844,925    30,850,836    24,228,769    10,585,551
-------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (25,899,577)  (10,032,576)  (10,676,046)  (11,381,591)
  Class B                                                                 (6,149,154)   (4,323,304)   (1,667,701)   (1,958,657)
  Class C                                                                (13,925,972)   (4,860,217)   (2,987,862)   (3,193,715)
  Class R                                                                 (2,329,839)     (813,998)     (294,144)     (279,848)
From accumulated net realized gains from investments:
  Class A                                                                   (147,747)           --            --            --
  Class B                                                                    (37,967)           --            --            --
  Class C                                                                    (84,738)           --            --            --
  Class R                                                                    (13,064)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (48,588,058)  (20,030,095)  (15,625,753)  (16,813,811)
-------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                             988,764,725   369,658,138    47,088,630    69,788,658
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                         16,960,342     5,962,170     5,797,553     6,000,562
-------------------------------------------------------------------------------------------------------------------------------
                                                                       1,005,725,067   375,620,308    52,886,183    75,789,220
Cost of shares redeemed                                                 (118,579,083)  (54,133,077)  (50,730,332)  (75,372,094)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       887,145,984   321,487,231     2,155,851       417,126
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                    940,402,851   332,307,972    10,758,867    (5,811,134)
Net assets at the beginning of year                                      534,562,730   202,254,758   345,245,910   351,057,044
-------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $1,474,965,581  $534,562,730  $356,004,777  $345,245,910
-------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $     (535,096) $    477,540  $   (232,611) $    (21,782)
-------------------------------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
88

                                                                                 Insured
                                                                      ----------------------------
                                                                          Year Ended     Year Ended
                                                                             4/30/05        4/30/04
----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  39,718,880  $  42,870,453
Net realized gain (loss) from investments                                 7,541,196      4,068,764
Net change in unrealized appreciation (depreciation) of investments       7,531,171    (32,594,612)
----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               54,791,247     14,344,605
----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (8,678,624)    (9,099,524)
  Class B                                                                (1,529,785)    (1,698,378)
  Class C                                                                (1,301,073)    (1,400,294)
  Class R                                                               (28,541,541)   (30,951,520)
From accumulated net realized gains from investments:
  Class A                                                                        --             --
  Class B                                                                        --             --
  Class C                                                                        --             --
  Class R                                                                        --             --
----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (40,051,023)   (43,149,716)
----------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                             42,024,604     78,628,123
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                        25,734,052     27,402,590
----------------------------------------------------------------------------------------------------
                                                                         67,758,656    106,030,713
Cost of shares redeemed                                                (107,755,375)  (112,026,897)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions      (39,996,719)    (5,996,184)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   (25,256,495)   (34,801,295)
Net assets at the beginning of year                                     915,254,863    950,056,158
----------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $ 889,998,368  $ 915,254,863
----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $    (410,230) $       1,306
----------------------------------------------------------------------------------------------------

                                                                           Intermediate Duration
                                                                      ------------------------------
                                                                           Year Ended      Year Ended
                                                                              4/30/05         4/30/04
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  107,528,166  $  123,987,837
Net realized gain (loss) from investments                                 14,057,207      50,217,590
Net change in unrealized appreciation (depreciation) of investments       46,869,368    (116,713,462)
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               168,454,741      57,491,965
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (9,253,962)    (10,854,710)
  Class B                                                                 (1,129,123)     (1,388,434)
  Class C                                                                 (2,045,263)     (2,287,287)
  Class R                                                                (94,588,003)   (116,884,677)
From accumulated net realized gains from investments:
  Class A                                                                 (3,331,002)     (1,692,474)
  Class B                                                                   (500,658)       (267,078)
  Class C                                                                   (866,388)       (428,966)
  Class R                                                                (31,920,304)    (17,434,043)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (143,634,703)   (151,237,669)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                              91,158,687     172,093,837
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                        107,161,464     111,861,715
-----------------------------------------------------------------------------------------------------
                                                                         198,320,151     283,955,552
Cost of shares redeemed                                                 (282,273,873)   (393,683,070)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       (83,953,722)   (109,727,518)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                    (59,133,684)   (203,473,222)
Net assets at the beginning of year                                    2,707,907,306   2,911,380,528
-----------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $2,648,773,622  $2,707,907,306
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $    4,431,703  $    4,257,768
-----------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
89

                                                                              Limited Term
                                                                      ----------------------------
                                                                          Year Ended     Year Ended
                                                                             4/30/05        4/30/04
---------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  26,822,552  $  28,970,879
Net realized gain (loss) from investments                                  (760,509)     2,975,096
Net change in unrealized appreciation (depreciation) of investments      (1,335,060)   (11,149,088)
---------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               24,726,983     20,796,887
---------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                               (16,156,472)   (17,145,835)
  Class B                                                                       N/A            N/A
  Class C                                                                (9,754,944)   (10,498,708)
  Class R                                                                  (536,642)      (328,746)
From accumulated net realized gains from investments:
  Class A                                                                        --             --
  Class B                                                                       N/A            N/A
  Class C                                                                        --             --
  Class R                                                                        --             --
---------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (26,448,058)   (27,973,289)
---------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                            149,514,845    270,043,797
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                        11,896,151     12,710,343
---------------------------------------------------------------------------------------------------
                                                                        161,410,996    282,754,140
Cost of shares redeemed                                                (229,740,737)  (232,519,144)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions      (68,329,741)    50,234,996
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   (70,050,816)    43,058,594
Net assets at the beginning of year                                     890,829,653    847,771,059
---------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $ 820,778,837  $ 890,829,653
---------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $     135,058  $    (234,414)
---------------------------------------------------------------------------------------------------

N/A - LimitedTerm is not authorized to issue Class B Shares.



                                See accompanying notes to financial statements.

----
90

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Municipal Trust (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen High Yield Municipal Bond Fund ("High Yield"), Nuveen All-American Municipal Bond Fund ("All-American"), Nuveen Insured Municipal Bond Fund ("Insured"), Nuveen Intermediate Duration Municipal Bond Fund ("Intermediate Duration") and Nuveen Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds, other than High Yield, were each organized as a series of predecessor trusts or corporations prior to that date.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital appreciation. Under normal circumstances, at least 80% of the Fund's assets will be invested in medium to low-quality municipal bonds. The Fund may also invest in defaulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

All-American, Insured, Intermediate Duration and Limited Term seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2005, High Yield, Insured, Intermediate Duration and Limited Term had outstanding when-issued and/or delayed delivery purchase commitments of $19,821,566, $17,170,208, $12,639,241 and $17,875,222, respectively. There were no such outstanding purchase commitments in All-American.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore,


----
91
each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 2005, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions made by the Funds are subject to federal taxation.

Insurance
Insured invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. High Yield, All-American, Insured and Intermediate Duration also offer Class B Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a ..55% (.35% for Limited Term) annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended April 30, 2005, High Yield, All-American and Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are valued daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Intermediate Duration and Limited Term did not invest in any such securities during the fiscal year ended April 30, 2005.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the


----
92
financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                         High Yield
                                                    ----------------------------------------------------
                                                            Year Ended                 Year Ended
                                                              4/30/05                    4/30/04
                                                    --------------------------  ------------------------
                                                         Shares          Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                           26,674,105  $  569,714,521   9,290,649  $189,794,797
  Class A - automatic conversion of Class B shares       1,164          25,264          --            --
  Class B                                            2,274,723      48,191,442   2,312,505    46,938,990
  Class C                                           14,444,549     308,434,592   5,946,617   121,559,488
  Class R                                            2,914,981      62,398,906     555,238    11,364,863
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              431,845       9,196,351     131,243     2,680,088
  Class B                                               91,821       1,941,578      63,506     1,289,991
  Class C                                              209,398       4,448,749      73,372     1,497,124
  Class R                                               64,447       1,373,664      24,352       494,967
---------------------------------------------------------------------------------------------------------
                                                    47,107,033   1,005,725,067  18,397,482   375,620,308
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (3,593,917)    (76,506,165) (1,573,183)  (32,032,350)
  Class B                                             (625,745)    (13,224,137)   (393,049)   (7,988,889)
  Class B - automatic conversion to Class A shares      (1,166)        (25,264)         --            --
  Class C                                           (1,048,023)    (22,190,226)   (605,474)  (12,252,399)
  Class R                                             (311,226)     (6,633,291)    (90,164)   (1,859,439)
---------------------------------------------------------------------------------------------------------
                                                    (5,580,077)   (118,579,083) (2,661,870)  (54,133,077)
---------------------------------------------------------------------------------------------------------
Net increase                                        41,526,956  $  887,145,984  15,735,612  $321,487,231
---------------------------------------------------------------------------------------------------------

                                                                        All-American
                                                    ----------------------------------------------------
                                                            Year Ended                 Year Ended
                                                              4/30/05                    4/30/04
                                                    --------------------------  ------------------------
                                                         Shares          Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            3,033,919  $   33,308,469   4,681,744  $ 51,167,691
  Class A - automatic conversion of Class B shares      19,815         218,445          --            --
  Class B                                              242,960       2,668,447     412,522     4,522,441
  Class C                                              866,298       9,489,375   1,232,997    13,496,283
  Class R                                              127,335       1,403,894      54,998       602,243
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              366,494       3,999,150     375,087     4,097,519
  Class B                                               62,531         683,484      71,747       784,541
  Class C                                               82,984         905,147      83,701       913,768
  Class R                                               19,174         209,772      18,711       204,734
---------------------------------------------------------------------------------------------------------
                                                     4,821,510      52,886,183   6,931,507    75,789,220
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (3,075,339)    (33,404,404) (5,049,202)  (54,939,101)
  Class B                                             (697,741)     (7,606,104)   (685,547)   (7,480,253)
  Class B - automatic conversion to Class A shares     (19,779)       (218,445)         --            --
  Class C                                             (828,110)     (8,977,828) (1,152,943)  (12,593,825)
  Class R                                              (48,417)       (523,551)    (32,646)     (358,915)
---------------------------------------------------------------------------------------------------------
                                                    (4,669,386)    (50,730,332) (6,920,338)  (75,372,094)
---------------------------------------------------------------------------------------------------------
Net increase                                           152,124  $    2,155,851      11,169  $    417,126
---------------------------------------------------------------------------------------------------------


----
93

                                                                            Insured
                                                    ------------------------------------------------------
                                                            Year Ended                  Year Ended
                                                              4/30/05                     4/30/04
                                                    --------------------------  --------------------------
                                                          Shares         Amount       Shares         Amount
-----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,554,433  $  28,063,408    4,048,149  $  45,152,496
  Class A - automatic conversion of Class B shares       15,607        171,460           --             --
  Class B                                               260,014      2,867,395      603,598      6,730,805
  Class C                                               451,237      4,918,092      950,322     10,538,815
  Class R                                               549,342      6,004,249    1,458,199     16,206,007
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                               451,953      4,956,617      457,936      5,087,871
  Class B                                                58,113        637,773       63,912        710,561
  Class C                                                64,569        703,075       66,229        730,506
  Class R                                             1,777,031     19,436,587    1,883,922     20,873,652
-----------------------------------------------------------------------------------------------------------
                                                      6,182,299     67,758,656    9,532,267    106,030,713
-----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (3,337,296)   (36,490,831)  (3,328,105)   (36,921,385)
  Class B                                              (682,355)    (7,453,950)    (576,577)    (6,410,557)
  Class B - automatic conversion to Class A shares      (15,596)      (171,460)          --             --
  Class C                                              (724,479)    (7,866,623)    (704,007)    (7,738,971)
  Class R                                            (5,107,529)   (55,772,511)  (5,513,906)   (60,955,984)
-----------------------------------------------------------------------------------------------------------
                                                     (9,867,255)  (107,755,375) (10,122,595)  (112,026,897)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                              (3,684,956) $ (39,996,719)    (590,328) $  (5,996,184)
-----------------------------------------------------------------------------------------------------------

                                                                     Intermediate Duration
                                                    ------------------------------------------------------
                                                            Year Ended                  Year Ended
                                                              4/30/05                     4/30/04
                                                    --------------------------  --------------------------
                                                          Shares         Amount       Shares         Amount
-----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             5,215,478  $  47,465,936    7,156,848  $  65,922,458
  Class A - automatic conversion of Class B shares       15,526        140,579           --             --
  Class B                                               621,037      5,608,519    1,138,707     10,491,175
  Class C                                             1,625,736     14,816,749    2,577,956     23,750,027
  Class R                                             2,538,232     23,126,904    7,834,884     71,930,177
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                               965,975      8,773,897      886,185      8,131,715
  Class B                                                67,348        612,432       67,286        617,794
  Class C                                               110,718      1,006,546      105,889        971,361
  Class R                                            10,638,675     96,768,589   11,113,262    102,140,845
-----------------------------------------------------------------------------------------------------------
                                                     21,798,725    198,320,151   30,881,017    283,955,552
-----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (4,687,556)   (42,594,313) (10,958,914)  (101,667,813)
  Class B                                              (828,879)    (7,525,940)    (850,532)    (7,814,729)
  Class B - automatic conversion to Class A shares      (15,499)      (140,579)          --             --
  Class C                                            (1,637,016)   (14,876,078)  (1,000,769)    (9,171,825)
  Class R                                           (23,885,122)  (217,136,963) (29,910,898)  (275,028,703)
-----------------------------------------------------------------------------------------------------------
                                                    (31,054,072)  (282,273,873) (42,721,113)  (393,683,070)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                              (9,255,347) $ (83,953,722) (11,840,096) $(109,727,518)
-----------------------------------------------------------------------------------------------------------


----
94

                                                                       Limited Term
                                                  ------------------------------------------------------
                                                          Year Ended                  Year Ended
                                                            4/30/05                     4/30/04
                                                  --------------------------  --------------------------
                                                        Shares         Amount       Shares         Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                           8,167,026  $  88,194,748   13,533,064  $ 147,729,000
  Class C                                           4,990,951     53,754,060   10,741,211    117,084,091
  Class R                                             703,635      7,566,037      482,987      5,230,706
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                             775,474      8,370,347      812,912      8,871,548
  Class C                                             286,799      3,088,520      326,406      3,555,098
  Class R                                              40,688        437,284       26,091        283,697
---------------------------------------------------------------------------------------------------------
                                                   14,964,573    161,410,996   25,922,671    282,754,140
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (11,970,640)  (129,078,747) (12,636,334)  (137,869,296)
  Class C                                          (9,165,892)   (98,558,111)  (8,530,189)   (92,860,683)
  Class R                                            (195,768)    (2,103,879)    (165,637)    (1,789,165)
---------------------------------------------------------------------------------------------------------
                                                  (21,332,300)  (229,740,737) (21,332,160)  (232,519,144)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                            (6,367,727) $ (68,329,741)   4,590,511  $  50,234,996
---------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended April 30, 2005, were as follows:

                             High        All-              Intermediate      Limited
                            Yield    American      Insured     Duration         Term
------------------------------------------------------------------------------------
Purchases            $916,775,397 $37,941,976 $228,306,420 $853,914,827 $316,764,373
Sales and maturities   46,846,832  36,432,160  254,142,930  939,683,429  388,386,438
------------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2005, the cost of investments was as follows:

                              High         All-                Intermediate      Limited
                             Yield     American      Insured       Duration         Term
----------------------------------------------------------------------------------------
Cost of investments $1,392,963,098 $330,345,797 $840,800,425 $2,521,360,899 $802,066,517
----------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

                                                   High         All-               Intermediate      Limited
                                                  Yield     American      Insured      Duration         Term
------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $70,347,351  $22,825,217  $59,230,771  $112,336,435  $17,181,751
  Depreciation                              (2,884,105)    (760,700)    (247,950)   (3,685,631)  (5,041,208)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments $67,463,246  $22,064,517  $58,982,821  $108,650,804  $12,140,543
------------------------------------------------------------------------------------------------------------


----
95

The tax components of undistributed net investment income and net realized gains at April 30, 2005, were as follows:

                                                High     All-            Intermediate    Limited
                                               Yield American    Insured     Duration       Term
------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*      $3,489,074 $855,146 $1,938,532   $5,323,258 $1,755,614
Undistributed net ordinary income**           49,536       --    101,772    1,145,776         --
Undistributed net long-term capital gains         --       --  4,495,214    8,068,796         --
------------------------------------------------------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on April 8, 2005, paid on May 2, 2005.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended April 30, 2005 and April 30, 2004, was designated for purposes of the dividends paid deduction as follows:

                                                      High        All-             Intermediate     Limited
2005                                                 Yield    American     Insured     Duration        Term
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $44,623,864 $15,722,463 $40,202,182 $105,252,250 $26,603,821
Distributions from net ordinary income**           510,535          --     262,308    2,577,523      21,989
Distributions from net long-term capital gains      16,816          --          --   36,553,974          --
-----------------------------------------------------------------------------------------------------------

                                                      High        All-             Intermediate     Limited
2004                                                 Yield    American     Insured     Duration        Term
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $18,433,225 $16,845,484 $43,300,094 $127,498,478 $28,101,684
Distributions from net ordinary income**            48,087      57,083          --    6,349,771          --
Distributions from net long-term capital gains          --          --          --   19,685,474          --
-----------------------------------------------------------------------------------------------------------

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At April 30, 2005, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                 High        All-    Limited
                                Yield    American       Term
                    ----------------------------------------
                    2008     $     -- $ 2,799,738 $       --
                    2009           --   6,509,058  1,811,729
                    2010           --          --    337,552
                    2011           --          --    998,547
                    2012           --   3,378,131         --
                    2013      238,042     605,410    169,527
                    ----------------------------------------
                      Total  $238,042 $13,292,337 $3,317,355
                    ----------------------------------------

At April 30, 2005, Limited Term elected to defer $590,750 of net realized losses from investments incurred from November 1, 2004 through April 30, 2005 ("post-October losses'') in accordance with Federal income tax regulations. The post-October losses were treated as having arisen on the first day of the following fiscal year.

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components-a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of May 31, 2005, the complex-level fee rate was .1905%; that is the funds' effective management fees were reduced by approximately .0095%.


----
96

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

                                                      High Yield
              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .4000%
              For the next $125 million                    .3875
              For the next $250 million                    .3750
              For the next $500 million                    .3625
              For the next $1 billion                      .3500
              For net assets over $2 billion               .3250
              ---------------------------------------------------

                                           All-American
                                                Insured
                                  Intermediate Duration         Limited Term
   Average Daily Net Assets         Fund-Level Fee Rate  Fund-Level Fee Rate
   --------------------------------------------------------------------------
   For the first $125 million                     .3000%               .2500%
   For the next $125 million                      .2875                .2375
   For the next $250 million                      .2750                .2250
   For the next $500 million                      .2625                .2125
   For the next $1 billion                        .2500                .2000
   For the next $3 billion                        .2250                .1750
   For net assets over $5 billion                 .2125                .1625
   --------------------------------------------------------------------------

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of each Fund as follows:

                                                    High Yield
                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .6000%
                 For the next $125 million               .5875
                 For the next $250 million               .5750
                 For the next $500 million               .5625
                 For the next $1 billion                 .5500
                 For net assets over $2 billion          .5250
                 ----------------------------------------------

                                             All-American
                                                  Insured
                                    Intermediate Duration    Limited Term
     Average Daily Net Assets              Management Fee  Management Fee
     ---------------------------------------------------------------------
     For the first $125 million                     .5000%          .4500%
     For the next $125 million                      .4875           .4375
     For the next $250 million                      .4750           .4250
     For the next $500 million                      .4625           .4125
     For the next $1 billion                        .4500           .4000
     For the next $3 billion                        .4250           .3750
     For net assets over $5 billion                 .4125           .3625
     ---------------------------------------------------------------------


----
97

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Insured and Intermediate Duration in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .975% of the average daily net assets of Insured and ..75% of the average daily net assets of Intermediate Duration. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended April 30, 2005, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                             High     All-          Intermediate  Limited
                                            Yield American  Insured     Duration     Term
-----------------------------------------------------------------------------------------
Sales charges collected (unaudited)    $6,415,195 $607,016 $475,917     $238,876 $360,299
Paid to authorized dealers (unaudited)  5,674,072  525,599  412,011      199,584  298,829
-----------------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 2005, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                      High     All-          Intermediate  Limited
                                     Yield American  Insured     Duration     Term
----------------------------------------------------------------------------------
Commission advances (unaudited) $5,975,392 $262,493 $183,569     $200,715 $494,552
----------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 2005, the Distributor retained such 12b-1 fees as follows:

                                      High     All-          Intermediate  Limited
                                     Yield American  Insured     Duration     Term
----------------------------------------------------------------------------------
12b-1 fees retained (unaudited) $2,394,050 $391,082 $376,886     $401,762 $358,181
----------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended April 30, 2005, as follows:

                                 High     All-          Intermediate  Limited
                                Yield American  Insured     Duration     Term
   --------------------------------------------------------------------------
   CDSC retained (unaudited) $432,606 $123,063 $150,496     $117,693 $134,586
   --------------------------------------------------------------------------

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.


----
98

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 2005, to shareholders of record on May 9, 2005, as follows:

                              High     All-         Intermediate Limited
                             Yield American Insured     Duration    Term
        ----------------------------------------------------------------
        Dividend per share:
          Class A           $.0970   $.0410  $.0375       $.0280  $.0290
          Class B            .0835    .0340   .0305        .0220     N/A
          Class C            .0870    .0355   .0320        .0235   .0260
          Class R            .1005    .0425   .0390        .0295   .0310
        ----------------------------------------------------------------

N/A - LimitedTerm is not authorized to issue Class B Shares.


----
99

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     --------------------------- ------------------------                     --------


HIGH YIELD




                                      Net
           Beginning       Net  Realized/            Net                    Ending              Ending
                 Net   Invest- Unrealized        Invest-                       Net                 Net
Year Ended     Asset      ment       Gain           ment  Capital            Asset     Total    Assets
April 30,      Value Income(a)     (Loss)  Total  Income    Gains    Total   Value Return(b)     (000)
-------------------------------------------------------------------------------------------------------
Class A (6/99)
  2005        $20.55     $1.18     $ 1.34  $2.52  $(1.22)   $(.01) $(1.23) $21.84      12.60% $786,921
  2004         19.67      1.24        .88   2.12   (1.24)      --   (1.24)  20.55      11.01   257,187
  2003         19.88      1.21       (.13)  1.08   (1.24)    (.05)  (1.29)  19.67       5.56    91,793
  2002         18.93      1.33        .84   2.17   (1.22)      --   (1.22)  19.88      11.73    33,911
  2001         18.60      1.19        .34   1.53   (1.20)      --   (1.20)  18.93       8.52    14,899
Class B (6/99)
  2005         20.53      1.03       1.34   2.37   (1.07)    (.01)  (1.08)  21.82      11.78   146,041
  2004         19.65      1.09        .88   1.97   (1.09)      --   (1.09)  20.53      10.21   101,693
  2003         19.87      1.07       (.15)   .92   (1.09)    (.05)  (1.14)  19.65       4.73    58,372
  2002         18.91      1.19        .85   2.04   (1.08)      --   (1.08)  19.87      10.97    28,691
  2001         18.58      1.06        .33   1.39   (1.06)      --   (1.06)  18.91       7.70    10,958
Class C (6/99)
  2005         20.54      1.06       1.35   2.41   (1.11)    (.01)  (1.12)  21.83      12.00   463,435
  2004         19.66      1.13        .88   2.01   (1.13)      --   (1.13)  20.54      10.43   156,610
  2003         19.88      1.10       (.14)   .96   (1.13)    (.05)  (1.18)  19.66       4.94    43,463
  2002         18.93      1.22        .85   2.07   (1.12)      --   (1.12)  19.88      11.13    13,485
  2001         18.59      1.09        .35   1.44   (1.10)      --   (1.10)  18.93       7.96     4,675
Class R (6/99)
  2005         20.55      1.21       1.37   2.58   (1.27)    (.01)  (1.28)  21.85      12.87    78,569
  2004         19.67      1.28        .88   2.16   (1.28)      --   (1.28)  20.55      11.24    19,073
  2003         19.89      1.27       (.16)  1.11   (1.28)    (.05)  (1.33)  19.67       5.73     8,627
  2002         18.94      1.37        .84   2.21   (1.26)      --   (1.26)  19.89      11.96     7,096
  2001         18.61      1.20        .37   1.57   (1.24)      --   (1.24)  18.94       8.72     2,845
-------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
             Before Credit/         After          After Credit/
             Reimbursement     Reimbursement(c)   Reimbursement(d)
HIGH YIELD -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
April 30,    Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (6/99)
  2005          .91%    5.52%      .91%    5.52%      .91%    5.53%         5%
  2004          .95     6.07       .95     6.07       .95     6.07         18
  2003         1.17     6.12      1.17     6.12      1.16     6.13         24
  2002         1.09     6.76      1.09     6.76      1.08     6.78         21
  2001         1.23     6.35      1.22     6.36      1.20     6.38         11
Class B (6/99)
  2005         1.66     4.84      1.66     4.84      1.65     4.85          5
  2004         1.70     5.33      1.70     5.33      1.69     5.33         18
  2003         1.91     5.39      1.91     5.39      1.90     5.40         24
  2002         1.84     6.02      1.84     6.02      1.83     6.03         21
  2001         1.98     5.62      1.97     5.63      1.95     5.65         11
Class C (6/99)
  2005         1.46     4.98      1.46     4.98      1.46     4.98          5
  2004         1.51     5.52      1.51     5.52      1.50     5.52         18
  2003         1.73     5.57      1.73     5.57      1.71     5.58         24
  2002         1.64     6.19      1.64     6.19      1.63     6.21         21
  2001         1.79     5.80      1.78     5.81      1.76     5.83         11
Class R (6/99)
  2005          .71     5.70       .71     5.70       .71     5.71          5
  2004          .75     6.27       .75     6.27       .75     6.28         18
  2003          .93     6.37       .93     6.37       .92     6.38         24
  2002          .89     6.94       .89     6.94       .87     6.95         21
  2001         1.11     6.41      1.09     6.43      1.07     6.45         11
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
100

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations      Less Distributions
                     --------------------------- ----------------------                    --------


ALL-AMERICAN




                                      Net
           Beginning       Net  Realized/            Net                 Ending              Ending
                 Net   Invest- Unrealized        Invest-                    Net                 Net
Year Ended     Asset      ment       Gain           ment  Capital         Asset     Total    Assets
April 30,      Value Income(a)     (Loss)  Total  Income    Gains  Total  Value Return(b)     (000)
----------------------------------------------------------------------------------------------------
Class A (10/88)
  2005        $10.75      $.51     $  .29  $ .80   $(.52)   $  -- $(.52) $11.03      7.58% $234,606
  2004         10.94       .54       (.18)   .36    (.55)      --  (.55)  10.75      3.31   224,903
  2003         10.83       .57        .12    .69    (.58)      --  (.58)  10.94      6.54   228,695
  2002         10.70       .59        .11    .70    (.57)      --  (.57)  10.83      6.61   232,260
  2001         10.33       .57        .36    .93    (.56)      --  (.56)  10.70      9.23   246,468
Class B (2/97)
  2005         10.77       .43        .29    .72    (.44)      --  (.44)  11.05      6.75    40,377
  2004         10.95       .46       (.18)   .28    (.46)      --  (.46)  10.77      2.62    43,771
  2003         10.84       .49        .12    .61    (.50)      --  (.50)  10.95      5.73    46,719
  2002         10.71       .51        .10    .61    (.48)      --  (.48)  10.84      5.79    43,402
  2001         10.34       .49        .36    .85    (.48)      --  (.48)  10.71      8.41    37,370
Class C (6/93)
  2005         10.75       .45        .29    .74    (.46)      --  (.46)  11.03      6.97    74,254
  2004         10.93       .48       (.17)   .31    (.49)      --  (.49)  10.75      2.83    71,038
  2003         10.82       .51        .12    .63    (.52)      --  (.52)  10.93      5.94    70,466
  2002         10.69       .53        .10    .63    (.50)      --  (.50)  10.82      6.01    68,617
  2001         10.32       .51        .36    .87    (.50)      --  (.50)  10.69      8.63    68,025
Class R (2/97)
  2005         10.78       .53        .30    .83    (.54)      --  (.54)  11.07      7.83     6,767
  2004         10.96       .56       (.17)   .39    (.57)      --  (.57)  10.78      3.57     5,534
  2003         10.85       .59        .12    .71    (.60)      --  (.60)  10.96      6.71     5,177
  2002         10.71       .61        .12    .73    (.59)      --  (.59)  10.85      6.88     4,449
  2001         10.34       .59        .36    .95    (.58)      --  (.58)  10.71      9.41     2,546
----------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
                       Before Credit/         After          After Credit/
                       Reimbursement     Reimbursement(c)   Reimbursement(d)
ALL-AMERICAN         -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
April 30,    Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (10/88)
  2005          .80%    4.68%      .80%    4.68%      .80%    4.68%        11%
  2004          .82     4.92       .82     4.92       .81     4.92         25
  2003          .81     5.22       .81     5.22       .81     5.22         25
  2002          .81     5.40       .81     5.40       .80     5.40         29
  2001          .87     5.33       .87     5.33       .85     5.35         27
Class B (2/97)
  2005         1.55     3.93      1.55     3.93      1.55     3.94         11
  2004         1.57     4.17      1.57     4.17      1.56     4.18         25
  2003         1.56     4.47      1.56     4.47      1.56     4.47         25
  2002         1.56     4.65      1.56     4.65      1.55     4.66         29
  2001         1.62     4.59      1.62     4.59      1.60     4.60         27
Class C (6/93)
  2005         1.35     4.13      1.35     4.13      1.35     4.13         11
  2004         1.37     4.37      1.37     4.37      1.36     4.37         25
  2003         1.36     4.67      1.36     4.67      1.36     4.67         25
  2002         1.36     4.85      1.36     4.85      1.35     4.86         29
  2001         1.42     4.78      1.42     4.78      1.40     4.80         27
Class R (2/97)
  2005          .60     4.87       .60     4.87       .60     4.87         11
  2004          .62     5.12       .62     5.12       .61     5.12         25
  2003          .61     5.42       .61     5.42       .61     5.42         25
  2002          .60     5.62       .60     5.62       .60     5.62         29
  2001          .67     5.54       .67     5.54       .65     5.56         27
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
101

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations      Less Distributions
                     --------------------------- ----------------------                    --------


INSURED




                                      Net
           Beginning       Net  Realized/            Net                 Ending              Ending
                 Net   Invest- Unrealized        Invest-                    Net                 Net
Year Ended     Asset      ment       Gain           ment  Capital         Asset     Total    Assets
April 30,      Value Income(a)     (Loss)  Total  Income    Gains  Total  Value Return(b)     (000)
----------------------------------------------------------------------------------------------------
Class A (9/94)
  2005        $10.86      $.47      $ .19  $ .66   $(.48)    $ -- $(.48) $11.04      6.19% $200,707
  2004         11.19       .49       (.32)   .17    (.50)      --  (.50)  10.86      1.50   200,862
  2003         10.78       .51        .42    .93    (.52)      --  (.52)  11.19      8.80   193,907
  2002         10.71       .53        .08    .61    (.54)      --  (.54)  10.78      5.75   142,345
  2001         10.35       .54        .36    .90    (.54)      --  (.54)  10.71      8.86   120,700
Class B (2/97)
  2005         10.86       .39        .20    .59    (.40)      --  (.40)  11.05      5.48    40,777
  2004         11.20       .41       (.34)   .07    (.41)      --  (.41)  10.86       .65    44,231
  2003         10.78       .43        .43    .86    (.44)      --  (.44)  11.20      8.07    44,579
  2002         10.72       .45        .07    .52    (.46)      --  (.46)  10.78      4.87    30,529
  2001         10.35       .46        .37    .83    (.46)      --  (.46)  10.72      8.17    24,161
Class C (9/94)
  2005         10.78       .41        .18    .59    (.41)      --  (.41)  10.96      5.60    33,857
  2004         11.11       .43       (.33)   .10    (.43)      --  (.43)  10.78       .91    35,547
  2003         10.69       .45        .42    .87    (.45)      --  (.45)  11.11      8.31    33,172
  2002         10.63       .46        .07    .53    (.47)      --  (.47)  10.69      5.05    21,871
  2001         10.26       .48        .36    .84    (.47)      --  (.47)  10.63      8.36    14,858
Class R (12/86)
  2005         10.83       .50        .18    .68    (.50)      --  (.50)  11.01      6.38   614,657
  2004         11.16       .51       (.32)   .19    (.52)      --  (.52)  10.83      1.67   634,616
  2003         10.74       .53        .43    .96    (.54)      --  (.54)  11.16      9.10   678,397
  2002         10.68       .55        .06    .61    (.55)      --  (.55)  10.74      5.84   653,220
  2001         10.31       .56        .37    .93    (.56)      --  (.56)  10.68      9.18   640,759
----------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
             Before Credit/         After          After Credit/
             Reimbursement     Reimbursement(c)   Reimbursement(d)
INSURED    -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
April 30,    Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (9/94)
  2005          .79%    4.32%      .79%    4.32%      .79%    4.33%        26%
  2004          .81     4.43       .81     4.43       .81     4.43         16
  2003          .81     4.66       .81     4.66       .80     4.66         31
  2002          .84     4.86       .84     4.86       .84     4.87         35
  2001          .83     5.10       .83     5.10       .82     5.11         20
Class B (2/97)
  2005         1.54     3.58      1.54     3.58      1.54     3.58         26
  2004         1.57     3.68      1.57     3.68      1.56     3.69         16
  2003         1.56     3.91      1.56     3.91      1.55     3.91         31
  2002         1.59     4.11      1.59     4.11      1.59     4.12         35
  2001         1.58     4.35      1.58     4.35      1.57     4.35         20
Class C (9/94)
  2005         1.34     3.78      1.34     3.78      1.34     3.78         26
  2004         1.36     3.88      1.36     3.88      1.36     3.88         16
  2003         1.36     4.10      1.36     4.10      1.35     4.11         31
  2002         1.39     4.31      1.39     4.31      1.39     4.32         35
  2001         1.38     4.55      1.38     4.55      1.37     4.56         20
Class R (12/86)
  2005          .59     4.53       .59     4.53       .59     4.53         26
  2004          .61     4.63       .61     4.63       .61     4.63         16
  2003          .61     4.86       .61     4.86       .60     4.87         31
  2002          .64     5.06       .64     5.06       .64     5.07         35
  2001          .63     5.30       .63     5.30       .62     5.31         20
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
102

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                         Investment Operations       Less Distributions
                      --------------------------- -----------------------                    ----------


INTERMEDIATE DURATION




                                       Net
            Beginning       Net  Realized/            Net                  Ending                Ending
                  Net   Invest- Unrealized        Invest-                     Net                   Net
Year Ended      Asset      ment       Gain           ment  Capital          Asset     Total      Assets
April 30,       Value Income(a)     (Loss)  Total  Income    Gains   Total  Value Return(b)       (000)
--------------------------------------------------------------------------------------------------------
Class A (6/95)
  2005          $9.01      $.35      $ .22  $ .57   $(.35)   $(.13) $(.48)  $9.10      6.39% $  250,322
  2004           9.32       .39       (.22)   .17    (.41)    (.07)  (.48)   9.01      1.86     234,434
  2003           9.27       .44        .10    .54    (.44)    (.05)  (.49)   9.32      5.85     269,694
  2002           9.23       .45        .05    .50    (.45)    (.01)  (.46)   9.27      5.54     258,363
  2001           8.91       .45        .33    .78    (.45)    (.01)  (.46)   9.23      8.99     192,021
Class B (2/97)
  2005           9.02       .28        .22    .50    (.28)    (.13)  (.41)   9.11      5.55      36,106
  2004           9.33       .32       (.22)   .10    (.34)    (.07)  (.41)   9.02      1.07      37,167
  2003           9.27       .37        .10    .47    (.36)    (.05)  (.41)   9.33      5.15      35,116
  2002           9.23       .38        .05    .43    (.38)    (.01)  (.39)   9.27      4.73      18,837
  2001           8.91       .38        .34    .72    (.39)    (.01)  (.40)   9.23      8.19      12,912
Class C (6/95)
  2005           9.02       .30        .22    .52    (.30)    (.13)  (.43)   9.11      5.75      63,972
  2004           9.33       .34       (.22)   .12    (.36)    (.07)  (.43)   9.02      1.27      62,461
  2003           9.27       .39        .10    .49    (.38)    (.05)  (.43)   9.33      5.35      48,890
  2002           9.22       .40        .06    .46    (.40)    (.01)  (.41)   9.27      5.05      31,690
  2001           8.90       .40        .33    .73    (.40)    (.01)  (.41)   9.22      8.36      18,421
Class R (11/76)
  2005           9.02       .37        .22    .59    (.37)    (.13)  (.50)   9.11      6.59   2,298,373
  2004           9.33       .41       (.22)   .19    (.43)    (.07)  (.50)   9.02      2.06   2,373,846
  2003           9.28       .46        .09    .55    (.45)    (.05)  (.50)   9.33      6.05   2,557,682
  2002           9.24       .47        .05    .52    (.47)    (.01)  (.48)   9.28      5.74   2,550,022
  2001           8.91       .47        .34    .81    (.47)    (.01)  (.48)   9.24      9.32   2,531,085
--------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
            -------------------------------------------------------------------
                        Before Credit/         After          After Credit/
                        Reimbursement     Reimbursement(c)   Reimbursement(d)
INTERMEDIATE DURATION -----------------  -----------------  -----------------
                        Ratio              Ratio              Ratio
                       of Net             of Net             of Net
                      Invest-            Invest-            Invest-
            Ratio of     ment  Ratio of     ment  Ratio of     ment
            Expenses   Income  Expenses   Income  Expenses   Income
                  to       to        to       to        to       to
             Average  Average   Average  Average   Average  Average  Portfolio
Year Ended       Net      Net       Net      Net       Net      Net   Turnover
April 30,     Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------
Class A (6/95)
  2005           .76%    3.85%      .76%    3.85%      .76%    3.85%        32%
  2004           .78     4.23       .78     4.23       .78     4.24         63
  2003           .79     4.67       .79     4.67       .79     4.67         28
  2002           .80     4.83       .80     4.83       .79     4.83         15
  2001           .79     4.90       .79     4.90       .78     4.91          9*
Class B (2/97)
  2005          1.51     3.10      1.51     3.10      1.51     3.10         32
  2004          1.53     3.48      1.53     3.48      1.53     3.48         63
  2003          1.54     3.93      1.54     3.93      1.53     3.93         28
  2002          1.55     4.08      1.55     4.08      1.54     4.09         15
  2001          1.54     4.15      1.54     4.15      1.53     4.16          9*
Class C (6/95)
  2005          1.31     3.30      1.31     3.30      1.31     3.30         32
  2004          1.33     3.66      1.33     3.66      1.33     3.67         63
  2003          1.34     4.12      1.34     4.12      1.34     4.13         28
  2002          1.35     4.28      1.35     4.28      1.34     4.28         15
  2001          1.34     4.35      1.34     4.35      1.33     4.36          9*
Class R (11/76)
  2005           .56     4.05       .56     4.05       .56     4.05         32
  2004           .58     4.44       .58     4.44       .58     4.44         63
  2003           .59     4.87       .59     4.87       .59     4.87         28
  2002           .60     5.03       .60     5.03       .59     5.03         15
  2001           .59     5.11       .59     5.11       .58     5.11          9*
-------------------------------------------------------------------------------

* The cost of securities acquired in the acquisition of Nuveen Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
103

Selected data for a share outstanding throughout each period:


Class (Commencement Date)
                        Investment Operations      Less Distributions
                     --------------------------- ----------------------                    --------


LIMITED TERM




                                      Net
           Beginning       Net  Realized/            Net                 Ending              Ending
                 Net   Invest- Unrealized        Invest-                    Net                 Net
Year Ended     Asset      ment       Gain           ment  Capital         Asset     Total    Assets
April 30,      Value Income(a)     (Loss)  Total  Income    Gains  Total  Value Return(b)     (000)
----------------------------------------------------------------------------------------------------
Class A (10/87)
  2005        $10.78      $.35      $(.02) $ .33   $(.35)     $-- $(.35) $10.76      3.08% $489,920
  2004         10.86       .37       (.10)   .27    (.35)      --  (.35)  10.78      2.53   523,396
  2003         10.72       .42        .16    .58    (.44)      --  (.44)  10.86      5.52   508,735
  2002         10.63       .48        .10    .58    (.49)      --  (.49)  10.72      5.54   405,542
  2001         10.35       .49        .28    .77    (.49)      --  (.49)  10.63      7.62   359,383
Class C (12/95)
  2005         10.76       .32       (.03)   .29    (.31)      --  (.31)  10.74      2.75   313,073
  2004         10.84       .33       (.09)   .24    (.32)      --  (.32)  10.76      2.20   355,503
  2003         10.70       .37        .18    .55    (.41)      --  (.41)  10.84      5.18   330,728
  2002         10.61       .44        .10    .54    (.45)      --  (.45)  10.70      5.20   148,198
  2001         10.34       .45        .28    .73    (.46)      --  (.46)  10.61      7.16    75,476
Class R (2/97)
  2005         10.74       .37       (.02)   .35    (.37)      --  (.37)  10.72      3.33    17,786
  2004         10.82       .39       (.09)   .30    (.38)      --  (.38)  10.74      2.77    11,931
  2003         10.68       .43        .18    .61    (.47)      --  (.47)  10.82      5.77     8,308
  2002         10.60       .50        .09    .59    (.51)      --  (.51)  10.68      5.70     3,219
  2001         10.33       .51        .28    .79    (.52)      --  (.52)  10.60      7.78       384
----------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
                                 Before Credit/         After          After Credit/
                                 Reimbursement     Reimbursement(c)   Reimbursement(d)
LIMITED TERM                   -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
April 30,    Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (10/87)
  2005          .72%    3.29%      .72%    3.29%      .72%    3.29%        37%
  2004          .73     3.36       .73     3.36       .73     3.36         29
  2003          .73     3.85       .73     3.85       .72     3.86         31
  2002          .75     4.46       .75     4.46       .73     4.47         26
  2001          .76     4.65       .76     4.65       .76     4.65         22
Class C (12/95)
  2005         1.07     2.93      1.07     2.93      1.07     2.94         37
  2004         1.08     3.01      1.08     3.01      1.08     3.01         29
  2003         1.08     3.45      1.08     3.45      1.08     3.46         31
  2002         1.09     4.11      1.09     4.11      1.08     4.12         26
  2001         1.11     4.30      1.11     4.30      1.11     4.30         22
Class R (2/97)
  2005          .52     3.48       .52     3.48       .52     3.49         37
  2004          .53     3.56       .53     3.56       .53     3.56         29
  2003          .53     3.99       .53     3.99       .53     3.99         31
  2002          .52     4.64       .52     4.64       .51     4.65         26
  2001          .56     4.84       .56     4.84       .56     4.85         22
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
104

            Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Municipal Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund, Nuveen Insured Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund (each a series of the Nuveen Municipal Trust, hereafter referred to as the "Funds") at April 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the period ended April 30, 2001 was audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion in the report dated June 7, 2001.

PricewaterhouseCoopers LLP
Chicago, IL

June 21, 2005

----
105

                                     Notes

--------------------------------------------------------------------------------
106

                                     Notes

--------------------------------------------------------------------------------
107

                                     Notes

--------------------------------------------------------------------------------
108

  Trustees and Officers
================================================================================


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at nine. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                          Number of
                                                                                                        Portfolios in
Name,                       Position(s)      Year First   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or   Including other Directorships                  Overseen by
and Address                 the Funds       Appointed (2) During Past 5 Years                              Trustee
---------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:


---------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994      Chairman and Director (since 1996) of Nuveen       155
3/28/49                     Board and                     Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                       LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                         (since 1996) of Nuveen Advisory Corp. and
                                                          Nuveen Institutional Advisory Corp./4/;
                                                          Chairman and Director (since 1997) of Nuveen
                                                          Asset Management; Director (since 1996) of
                                                          Institutional Capital Corporation; Chairman
                                                          and Director (since 1999) of Rittenhouse
                                                          Asset Management, Inc.; Chairman of Nuveen
                                                          Investments Advisers Inc. (since 2002).

Trustees who are not interested persons of the Funds:


---------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997      Private Investor and Management Consultant.        155
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


---------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993      Retired (1989) as Senior Vice President of         155
7/29/34                                                   The Northern Trust Company; Director,
333 W. Wacker Drive                                       Community Advisory Board for Highland Park
Chicago, IL 60606                                         and Highwood, United Way of the North Shore
                                                          (since 2002).


---------------------------------------------------------------------------------------------------------------------
Jack B. Evans               Trustee             1999      President, The Hall-Perrine Foundation, a          155
10/22/48                                                  private philanthropic corporation (since
333 W. Wacker Drive                                       1996); Director and Vice Chairman, United
Chicago, IL 60606                                         Fire Group, a publicly held company; Adjunct
                                                          Faculty Member, University of Iowa;
                                                          Director, Gazette Companies; Life Trustee of
                                                          Coe College; Director, Iowa College
                                                          Foundation; formerly, Director, Alliant
                                                          Energy; formerly Director, Federal Reserve
                                                          Bank of Chicago; formerly, President and
                                                          Chief Operating Officer, SCI Financial
                                                          Group, Inc., a regional financial services
                                                          firm.


---------------------------------------------------------------------------------------------------------------------
William C. Hunter           Trustee             2004      Dean and Distinguished Professor of Finance,       155
3/16/48                                                   School of Business at the University of
333 W. Wacker Drive                                       Connecticut (since 2003); previously, Senior
Chicago, IL 60606                                         Vice President and Director of Research at
                                                          the Federal Reserve Bank of Chicago
                                                          (1995-2003); Director, Credit Research
                                                          Center at Georgetown University; Director of
                                                          Xerox Corporation (since 2004).


---------------------------------------------------------------------------------------------------------------------
David J. Kundert            Trustee             2005      Retired (2004) as Chairman, JPMorgan Fleming       153
10/28/42                                                  Asset Management, President and CEO, Banc
333 W. Wacker Drive                                       One Investment Advisors Corporation, and
Chicago, IL 60606                                         President, One Group Mutual Funds; prior
                                                          thereto, Executive Vice President, Banc One
                                                          Corporation and Chairman and CEO, Banc One
                                                          Investment Management Group; Board of
                                                          Regents, Luther College; currently a member
                                                          of the American and Wisconsin Bar
                                                          Associations.

----
109

                                                                                                  Number of
                                                                                                Portfolios in
Name,                Position(s)     Year First   Principal Occupation(s)                       Fund Complex
Birthdate            Held with       Elected or   Including other Directorships                  Overseen by
and Address          the Funds      Appointed (2) During Past 5 Years                              Trustee
-------------------------------------------------------------------------------------------------------------
William J. Schneider Trustee            1997      Chairman, formerly, Senior Partner and Chief       155
9/24/44                                           Operating Officer, (retired, 2004);
333 W. Wacker Drive                               Miller-Valentine Partners Ltd., a real
Chicago, IL 60606                                 estate investment company; formerly, Vice
                                                  President, Miller-Valentine Realty, a
                                                  construction company; Board Member and Chair
                                                  of the Finance Committee, member of the
                                                  Audit Committee of Premier Health Partners,
                                                  the not-for-profit company of Miami Valley
                                                  Hospital; Board Member, formerly Chair,
                                                  Dayton Development Coalition; President,
                                                  Philharmonic Orchestra; formerly, Member,
                                                  Community Advisory Board, National City
                                                  Bank, Dayton, Ohio and Business Advisory
                                                  Council, Cleveland Federal Reserve Bank.


-------------------------------------------------------------------------------------------------------------
Judith M. Stockdale  Trustee            1997      Executive Director, Gaylord and Dorothy            155
12/29/47                                          Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                               thereto, Executive Director, Great Lakes
Chicago, IL 60606                                 Protection Fund (from 1990 to 1994).


-------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine   Trustee            2005      Senior Vice President for Business and             155
1/22/50                                           Finance (since 1997), Northwestern
333 W. Wacker Drive                               University; Director (since 2003), Chicago
Chicago, IL 60606                                 Board of Options Exchange; Director (since
                                                  2003), National Mentor Holdings, a
                                                  privately-held, national provider of home
                                                  and community-based services; Chairman
                                                  (since 1997), Board of Directors, Rubicon,
                                                  an insurance company owned by Northwestern
                                                  University; Director (since 1997), Evanston
                                                  Chamber of Commerce and Evanston Inventure,
                                                  a business development organization.
                                                                                                  Number of
                                                                                                Portfolios in
Name,                Position(s)     Year First                                                 Fund Complex
Birthdate            Held with       Elected or   Principal Occupation(s)                        Overseen by
and Address          the Funds      Appointed (3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman Chief              1988      Managing Director (since 2002), Assistant          155
9/9/56               Administrative               Secretary and Associate General Counsel,
333 W. Wacker Drive  Officer                      formerly, Vice President and Assistant
Chicago, IL 60606                                 General Counsel of Nuveen Investments, LLC;
                                                  Managing Director (since 2002), General
                                                  Counsel and Assistant Secretary, formerly,
                                                  Vice President of Nuveen Advisory Corp. and
                                                  Nuveen Institutional Advisory Corp./4/;
                                                  Managing Director (since 2002), Assistant
                                                  Secretary and Associate General Counsel,
                                                  formerly, Vice President (since 2000), of
                                                  Nuveen Asset Management, Managing Director
                                                  (since 2004) and Assistant Secretary (since
                                                  1994) of Nuveen Investments, Inc.; Assistant
                                                  Secretary of NWQ Investment Management
                                                  Company, LLC (since 2002); Vice President
                                                  and Assistant Secretary of Nuveen
                                                  Investments Advisers Inc. (since 2002);
                                                  Managing Director, Associate General Counsel
                                                  and Assistant Secretary of Rittenhouse Asset
                                                  Management, Inc. (since 2003); Chartered
                                                  Financial Analyst.


-------------------------------------------------------------------------------------------------------------
Julia L. Antonatos   Vice President     2004      Managing Director (since 2005), previously,        155
9/22/63                                           Vice President (since 2002), formerly,
333 W. Wacker Drive                               Assistant Vice President (since 1999) of
Chicago, IL 60606                                 Nuveen Investments, LLC; Chartered Financial
                                                  Analyst.


-------------------------------------------------------------------------------------------------------------
Michael T. Atkinson  Vice President     2000      Vice President (since 2002), formerly,             155
2/3/66               and Assistant                Assistant Vice President (since 2000),
333 W. Wacker Drive  Secretary                    previously, Associate of Nuveen Investments,
Chicago, IL 60606                                 LLC.

----
110

================================================================================

                                                                                                   Number of
                                                                                                 Portfolios in
Name,                 Position(s)     Year First                                                 Fund Complex
Birthdate             Held with       Elected or   Principal Occupation(s)                        Overseen by
and Address           the Funds      Appointed (3) During Past 5 Years                              Officer
--------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President     1999      Vice President of Nuveen Investments, LLC          155
11/28/67              and Treasurer                (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                President (since 1997); Vice President and
Chicago, IL 60606                                  Treasurer of Nuveen Investments, Inc. (since
                                                   1999); Vice President and Treasurer of
                                                   Nuveen Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp./4/ (since
                                                   1999); Vice President and Treasurer of
                                                   Nuveen Asset Management (since 2002) and of
                                                   Nuveen Investments Advisers Inc. (since
                                                   2002); Assistant Treasurer of NWQ Investment
                                                   Management Company, LLC (since 2002); Vice
                                                   President and Treasurer of Nuveen
                                                   Rittenhouse Asset Management, Inc. (since
                                                   2003); Chartered Financial Analyst.


--------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President     1998      Vice President (since 2002) and Assistant          155
9/24/64               and Secretary                General Counsel (since 1998); formerly,
333 W. Wacker Drive                                Assistant Vice President (since 1998) of
Chicago, IL 60606                                  Nuveen Investments, LLC; Vice President
                                                   (since 2002) and Assistant Secretary (since
                                                   1998), formerly, Assistant Vice President of
                                                   Nuveen Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp./4/; and Nuveen
                                                   Asset Management.


--------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President     1998      Managing Director (since 2004) formerly,           155
10/24/45                                           Vice President of Nuveen Investments, LLC;
333 W. Wacker Drive                                Managing Director (since 2004) formerly,
Chicago, IL 60606                                  Vice President (since 1998) of Nuveen
                                                   Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp./4/; Managing Director of
                                                   Nuveen Asset Management.


--------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President     1995      Managing Director (since 2002) of Nuveen           155
3/2/64                                             Investments, LLC; Managing Director (since
333 W. Wacker Drive                                2001), formerly Vice President of Nuveen
Chicago, IL 60606                                  Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp./4/ (since 1995); Managing
                                                   Director of Nuveen Asset Management (since
                                                   2001); Vice President of Nuveen Investment
                                                   Advisers Inc. (since 2002); Chartered
                                                   Financial Analyst.


--------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President     1998      Vice President (since 1993) and Funds              155
5/31/54               and Controller               Controller (since 1998) of Nuveen
333 W. Wacker Drive                                Investments, LLC and Vice President and
Chicago, IL 60606                                  Funds Controller (1998-2004) of Nuveen
                                                   Investments, Inc.; Certified Public
                                                   Accountant.


--------------------------------------------------------------------------------------------------------------
James D. Grassi       Vice President     2004      Vice President and Deputy Director of              155
4/13/56               and Chief                    Compliance (since 2004) of Nuveen
333 W. Wacker Drive   Compliance                   Investments, LLC, Nuveen Investments
Chicago, IL 60606     Officer                      Advisers Inc., Nuveen Asset Management and
                                                   Rittenhouse Asset Management, Inc.;
                                                   previously, Vice President and Deputy
                                                   Director of Compliance (2004) of Nuveen
                                                   Advisory Corp. and Nuveen Institutional
                                                   Advisory Corp.;/4/ formerly, Senior Attorney
                                                   (1994 to 2004), The Northern Trust Company.


--------------------------------------------------------------------------------------------------------------
David J. Lamb         Vice President     2000      Vice President (since 2000) of Nuveen              155
3/22/63                                            Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                                President (since 1999); prior thereto,
Chicago, IL 60606                                  Associate of Nuveen Investments, LLC;
                                                   Certified Public Accountant.


--------------------------------------------------------------------------------------------------------------
Tina M. Lazar         Vice President     2002      Vice President (since 1999), previously,           155
8/27/61                                            Assistant Vice President (since 1993) of
333 W. Wacker Drive                                Nuveen Investments, LLC.
Chicago, IL 60606

----
111

                                                                                                 Number of
                                                                                               Portfolios in
Name,               Position(s)     Year First                                                 Fund Complex
Birthdate           Held with       Elected or   Principal Occupation(s)                        Overseen by
and Address         the Funds      Appointed (3) During Past 5 Years                              Officer
------------------------------------------------------------------------------------------------------------
Larry W. Martin     Vice President     1988      Vice President, Assistant Secretary and            155
7/27/51             and Assistant                Assistant General Counsel of Nuveen
333 W. Wacker Drive Secretary                    Investments, LLC; Vice President and
Chicago, IL 60606                                Assistant Secretary of Nuveen Advisory Corp.
                                                 and Nuveen Institutional Advisory Corp./4/;
                                                 Assistant Secretary of Nuveen Investments,
                                                 Inc. and (since 1997) Nuveen Asset
                                                 Management; Vice President (since 2000),
                                                 Assistant Secretary and Assistant General
                                                 Counsel (since 1998) of Rittenhouse Asset
                                                 Management; Vice President and Assistant
                                                 Secretary of Nuveen Investments Advisers
                                                 Inc. (since 2002); Assistant Secretary of
                                                 NWQ Investment Management Company, LLC
                                                 (since 2002).

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.
(4)Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

----
112

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.




*NAC and NIAC Merge into NAM--Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen investments. It does not affect the investment objectives or portfolio management of any Fund.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
113

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf



    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $118 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

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[LOGO] Nuveen Investments

MAN-NAT-0405D

                           PART C--OTHER INFORMATION

Item 23: Exhibits.



a.1 Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
    Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

a.2 Amendment to Declaration of Trust of Registrant dated August 9, 2000. Filed as Exhibit a.2 to
    Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File
    No. 333-14725) and incorporated herein by reference thereto.

a.3 Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest
    dated August 9, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 7 to Registrant's
    Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as
    Exhibit 1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-14725) and
    incorporated herein by reference thereto.

a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
    Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

a.6 Amended Establishment and Designation of Classes, dated November 2, 2000. Filed as Exhibit
    a.6 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A
    (File No. 333-14725) and incorporated herein by reference thereto.

 b. By-Laws of Registrant. Filed as Exhibit b to Post-Effective Amendment No. 10 to Registrant's
    Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

 c. Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
    Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

d.1 Investment Management Agreement between Registrant and Nuveen Asset Management dated
    July 26, 2005. Filed herewith.

e.1 Distribution Agreement between Registrant and Nuveen Investments. Filed as Exhibit 6 to
    Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File
    No. 333-14725) and incorporated herein by reference thereto.

e.2 Renewal of Distribution Agreement dated July 28, 2005. Filed herewith.

e.3 Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement. Filed
    as Exhibit e.3 to Post-Effective Amendment No. 13 to Nuveen Multistate Trust II's Registration
    Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

 f. Not applicable.

g.1 Custodian Agreement between Registrant and State Street Bank and Trust Company. Filed as
    Exhibit g to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form
    N-1A (File No. 333-14725) and incorporated herein by reference thereto.


g.2   Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005. Filed as Exhibit g.2 to Post-Effective Amendment
      No. 13 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File No. 333-
      14729) and incorporated herein by reference thereto.

 h.   Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust
      Company. Filed as Exhibit h to Post-Effective Amendment No. 10 to Registrant's Registration
      Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

i.1   Opinion of Morgan, Lewis & Bockius LLP. Filed herewith.

i.2   Opinion of Bell, Boyd & Lloyd. Filed as Exhibit i(2) to Post-Effective Amendment No. 5 to
      Registrant's Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

 j.   Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
      Filed herewith.

 k.   Not applicable.

 l.   Not applicable.

 m.   Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class
      B Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective Amendment
      No. 6 to Registrant's Registration Statement on Form N-1A (File No. 333-14725) and
      incorporated herein by reference thereto.

 n.   Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
      Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

 o.   Not applicable.

 p.   Code of Ethics and Reporting Requirements. Filed as Exhibit p to Post-Effective Amendment
      No. 13 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File No. 333-
      14729) and incorporated herein by reference thereto.

q.1   Original Powers of Attorney for all of Registrant's Trustees authorizing, among others,
      Timothy R. Schwertfeger, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to
      execute the Registration Statement on his or her behalf. Filed as Exhibit q to Post-Effective
      Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 333-14725)
      and incorporated herein by reference thereto.

q.2   Original Power of Attorney for William C. Hunter. Filed as Exhibit q.3 to Post-Effective
      Amendment No. 10 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File
      No. 333-14729) and incorporated herein by reference thereto.

q.3   Original Power of Attorney for David J. Kundert and Eugene S. Sunshine. Filed as Exhibit q.3
      to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File
      No. 333-14725) and incorporated by reference thereto.

 r.   Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.
      Filed herewith.

Item 24: Persons Controlled by or under Common Control with Registrant. Not applicable.

Item 25: Indemnification.
   Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

   Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

   No indemnification shall be provided hereunder to a Covered Person:

      (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

      (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

          (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

          (ii) by written opinion of independent legal counsel.

   The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

   Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

      (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

      (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

   As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

   As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                               -----------------

   The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000, which does not apply to individual trustees and officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser.

   Nuveen Asset Management ("NAM") serves as investment adviser to the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


   For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

                                                     Other Business Profession, Vocation or
Name and Position with NAM                           Employment During Past Two Years
--------------------------                           ------------------------------------------
John P. Amboian, President and Director............. President and Director of Nuveen
                                                     Investments, Inc., Nuveen Investments,
                                                     LLC, Rittenhouse Asset Management, Inc.;
                                                     formerly, President and Director of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp.

Alan G. Berkshire, Senior Vice President, Secretary  Senior Vice President, General Counsel and
and General Counsel................................. Secretary of Nuveen Investments, Inc.,
                                                     Nuveen Investments, LLC, Rittenhouse
                                                     Asset Management, Inc. and Nuveen
                                                     Investments Holdings, Inc.; Senior Vice
                                                     President and Secretary of Nuveen
                                                     Investments Advisers Inc.; Assistant
                                                     Secretary of NWQ Investment Management
                                                     Company, LLC and Secretary of Symphony
                                                     Asset Management, LLC; formerly, Vice
                                                     President and Secretary of Nuveen
                                                     Institutional Advisory Corp. and Nuveen
                                                     Advisory Corp. (1997-2004).

Stuart J. Cohen, Vice President, Assistant Secretary Vice President, Assistant Secretary and
and Assistant General Counsel....................... Assistant General Counsel of Nuveen
                                                     Investments, LLC, Nuveen Investments
                                                     Holdings, Inc. and Rittenhouse Asset
                                                     Management, Inc.; Vice President of
                                                     Nuveen Investments Advisers Inc.

Sherri A. Hlavacek, Vice President and Corporate     Vice President and Corporate Controller of
Controller.......................................... Nuveen Investments, LLC, Nuveen
                                                     Investments Holdings, Inc., Nuveen
                                                     Investments Advisers Inc. and Rittenhouse
                                                     Asset Management, Inc.; Vice President and
                                                     Controller of Nuveen Investments, Inc.;
                                                     Certified Public Accountant.

                                                   Other Business Profession, Vocation or
Name and Position with NAM                         Employment During Past Two Years
--------------------------                         -------------------------------------------
Mary E. Keefe, Managing Director and Chief         Managing Director (since June 2004) of
Compliance Officer................................ Nuveen Investments, Inc.; Managing
                                                   Director and Chief Compliance Officer of
                                                   Nuveen Investments, LLC, Nuveen
                                                   Investments Advisers Inc. and Rittenhouse
                                                   Asset Management, Inc.; Chief Compliance
                                                   Officer of Symphony Asset Management,
                                                   LLC; Head of Global Compliance (January
                                                   2004 - May 2004) Citadel Investment
                                                   Group; Director, Midwest Regional Office
                                                   (1994-2003) United States Securities and
                                                   Exchange Commission.

Margaret E. Wilson, Senior Vice President, Finance Senior Vice President, Finance, of Nuveen
                                                   Investments, Inc., Nuveen Investments,
                                                   LLC, Rittenhouse Asset Management, Inc.,
                                                   Nuveen Investments Advisers Inc. and
                                                   Nuveen Investments Holdings, Inc.;
                                                   formerly, Senior Vice President, Finance of
                                                   Nuveen Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp. (1998-2004).

Item 27: Principal Underwriters.
   (a) Nuveen Investments, LLC ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium

Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal
Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen California Select Tax-Free Income Portfolio, Nuveen New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund, Nuveen Insured New York Tax-Free Advantage Municipal Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3, Nuveen Preferred and Convertible Income Fund, Nuveen Preferred and Convertible Income Fund 2, Nuveen Diversified Dividend and Income Fund, Nuveen Municipal High Income Opportunity Fund, Nuveen Tax-Advantaged Total Return Strategy Fund, Nuveen Floating Rate Income Fund, Nuveen Floating Rate Income Opportunity Fund, Nuveen Equity Premium Income Fund, Nuveen Equity Premium Opportunity Fund, Nuveen Tax-Advantaged Floating Rate Fund and Nuveen Equity Premium Advantage Fund.

   (b)

Name and                   Positions and              Positions and
Principal Business Address Offices with Underwriter   Offices with Registrant
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the            Chairman of the Board and
333 West Wacker Drive      Board, Chief Executive     Trustee
Chicago, IL 60606          Officer and Director

John P. Amboian            President                  None
333 West Wacker Drive
Chicago, IL 60606

William Adams IV           Executive Vice President   None
333 West Wacker Drive
Chicago, IL 60606

Alan G. Berkshire          Senior Vice President,     None
333 West Wacker Drive      Secretary and General
Chicago, IL 60606          Counsel

Robert K. Burke            Vice President             None
333 West Wacker Drive
Chicago, IL 60606

Peter H. D'Arrigo          Vice President and         Vice President and
333 West Wacker Drive      Treasurer                  Treasurer
Chicago, IL 60606

Jessica R. Droeger         Vice President, Assistant  Vice President
333 West Wacker Drive      General Counsel            and Secretary
Chicago, IL 60606          and Assistant Secretary

Stephen D. Foy             Vice President             Vice President
333 West Wacker Drive                                 and Controller
Chicago, IL 60606

Robert B. Kuppenheimer     Vice President             None
333 West Wacker Drive
Chicago, IL 60606

Larry W. Martin            Vice President, Assistant  Vice President
333 West Wacker Drive      General Counsel            and Assistant Secretary
Chicago, IL 60606          and Assistant Secretary

Paul C. Williams           Vice President             None
333 West Wacker Drive
Chicago, IL 60606

Margaret E. Wilson         Senior Vice President,     None
333 West Wacker Drive      Finance
Chicago, IL 60606

Gifford R. Zimmerman       Managing Director          Chief Administrative
333 West Wacker Drive      and Assistant Secretary    Officer
Chicago, IL 60606

   (c) Not applicable.

Item 28: Location of Accounts and Records.
   Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.


   State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.


   Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in their capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services.
   Not applicable.

Item 30: Undertakings.
   Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 13 to Registration Statement No. 333-14725 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 29th day of August, 2005.


                                        NUVEEN MUNICIPAL TRUST

                                             /S/  JESSICA R. DROEGER
                                             ----------------------------------
                                             Jessica R. Droeger, Vice President
                                             and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                  Title                              Date
        ---------                  -----                              ----
   /S/  STEPHEN D. FOY    Vice President and                     August 29, 2005
-----------------------     Controller (principal
     STEPHEN D. FOY         financial and
                            accounting officer)

/S/  GIFFORD R. ZIMMERMAN Chief Administrative
-----------------------     Officer (principal
  GIFFORD R. ZIMMERMAN      executive officer)


                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
 Timothy R. Schwertfeger  Chairman of the Board   )
                            and Trustee           )
                                                  )
    Robert P. Bremner     Trustee                 )
                                                  )
    Lawrence H. Brown     Trustee                 )
                                                  )
      Jack B. Evans       Trustee                 )     By:  /S/  JESSICA R. DROEGER
                                                  )          -----------------------
    David J. Kundert      Trustee                 )            JESSICA R. DROEGER
                                                  )             Attorney-in-Fact
    William C. Hunter     Trustee                 )              August 29, 2005
                                                  )
  William J. Schneider    Trustee                 )
                                                  )
   Judith M. Stockdale    Trustee                 )
                                                  )
   Eugene S. Sunshine     Trustee                 )



An original power of attorney authorizing, Timothy R. Schwertfeger, Jessica R. Droeger and Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


Name                                                                                      Exhibit
----                                                                                      -------

Investment Management Agreement between Registrant and Nuveen Asset Management.             d.1

Renewal of Distribution Agreement.                                                          e.2

Opinion of Morgan, Lewis & Bockius LLP.                                                     i.1

Consent of PricewaterhouseCoopers LLP.                                                      j.

Certified copy of Resolution of Board of Trustees authorizing the signing of the names of   r.
trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.